UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07332 and 811-08162

Name of Fund:

BlackRock Funds III

BlackRock Bond Index Fund

BlackRock S&P 500 Stock Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

Master Investment Portfolio

Bond Index Master Portfolio

S&P 500 Stock Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Government Money Market Master Portfolio

Treasury Money Market Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2010

Date of reporting period: 12/31/2010

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2010, originally filed with the Securities and Exchange Commission on March 4, 2011 (Accession Number 0001193125-11-056133).

The Capital and Premium Shares of BlackRock Cash Funds: Institutional, the SL Agency Shares of BlackRock Cash Funds: Government and the Premium Shares of BlackRock Cash Funds: Treasury, each a series of BlackRock Funds III, will be re-opened to new investors effective May 1, 2011.

Item 1	–	Report to Stockholders

December 31, 2010

Annual Report

BlackRock Funds III

▶	BlackRock Bond Index Fund

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Dear Shareholder

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beat out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total returns as of December 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	23.27%	15.06%
US small cap equities (Russell 2000 Index)	29.38	26.85
International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2010	BlackRock Bond Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31, 2010, the BlackRock Bond Index Fund (the “Fund”), a series of BlackRock Funds III, generated a total return of 6.79% through its investment in the Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, while its benchmark index, Barclays Capital U.S. Aggregate Bond Index (the “Index”), returned 6.54%. The Index is comprised of U.S. government securities and investment-grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

•	The return for the Fund differs from the benchmark based on Fund expenses.

Describe the market environment.

•

Over the course of 2010, cyclical stimulus beat out structural problems and stocks continued the choppy advance they began in 2009. The early months of 2010 saw risk assets move higher on the continuation of the 2009 asset recovery story, aided by preliminary signs of improvement in the employment situation and strong corporate earnings reported for fourth quarter 2009 and first quarter 2010. The middle months of 2010 saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. Investors were also unnerved by the May “flash crash” and the uncertainty surrounding the financial reform bill in the United States. Nevertheless, after touching a late summer low, equity markets experienced a strong finish to the year as double-dip fears receded, jobs growth resumed and the US mid-term election results were perceived to be capital markets friendly. Additionally, in the United States, Federal Reserve Chairman Ben Bernanke delivered his famous Jackson Hole speech, leading to a second round of quantitative easing measures (informally known as “QE2”) and, perhaps most importantly, the Bush-era tax cuts were extended and supplemented with some fiscal sweeteners.

Describe recent portfolio activity.

•

During the 12-month period, the Master Portfolio selected securities for investment in accordance with their relative proportion within the Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors, in order to maintain its objective of providing investment results that corresponded to the total return performance of the Index.

Describe Fund positioning at period-end.

•	In keeping with its investment objective, the Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

BlackRock Bond Index Fund

Total Return Based on a $10,000 Investment

[1]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in long-term, fixed income securities that are rated in the four highest categories of the recognized rating agencies (Baa or better by Moody’s Investors Service, Inc., or BBB or better by Standard & Poor’s).

[2]	The unmanaged market-weighted index is composed of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

Performance Summary for the Period Ended December 31, 2010

	Standardized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns

			1 Year	5 Years	10 Years
BlackRock Bond Index Fund	2.92%	1.24%	6.79%	5.96%	5.84%
Barclays Capital US Aggregate Bond Index	—	1.15	6.54	5.80	5.84

See “About Fund Performance” on page 6 for further information on how performance was calculated.

Past performance is not indicative of future results.

Expense Example

Actual			Hypothetical[4]
Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[3]	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[3]	Annualized Expense Ratio
$1,000.00	$1,012.40	$1.17	$1,000.00	$1,024.00	$1.17	0.23%

[3]

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Master Portfolio, the expense table example reflects the net expenses of both the Fund and the Master Portfolio.

[4]	Hypothetical 5% return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	5

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance data may be lower or higher than the performance data quoted. Call toll free, (800) 441-7762, to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the preceding page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date for the Fund. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s administrator waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of the Fund may incur operating expenses, including advisory fees and other Fund expenses. The expense example on the preceding page (which are based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through December 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table on the preceding page provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Statement of Assets and Liabilities	BlackRock Bond Index Fund

December 31, 2010
Assets
Investment at value – Master Portfolio	$98,488,753
Capital shares sold receivable	125,455

Total assets	98,614,208

Liabilities
Capital shares redeemed payable	35,067
Administration fees payable	9,224
Professional fees payable	10,963

Total liabilities	55,254

Net Assets	$98,558,954

Net Assets Consist of
Paid-in capital	$92,055,386
Accumulated net realized gain	2,759,892
Net unrealized appreciation/depreciation	3,743,676

Net Assets	$98,558,954

Net Asset Value
Net assets	$98,558,954

Shares outstanding, unlimited number of shares authorized, no par value	9,694,376

Net asset value	$10.17

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	7

Statement of Operations	BlackRock Bond Index Fund

Year Ended December 31, 2010
Investment Income
Net investment income allocated from the Master Portfolio:
Interest	$4,796,654
Securities lending – affiliated	27,270
Income – affiliated	14,946
Expenses	(99,763)

Total income	4,739,107

Expenses
Administration	184,415
Professional	11,185

Total expenses	195,600
Less fees waived by administrator	(11,185)

Total expenses after fees waived	184,415

Net investment income	4,554,692

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized gain from investments	4,424,749
Net change in unrealized appreciation/depreciation on investments	(230,800)

Total realized and unrealized gain	4,193,949

Net Increase in Net Assets Resulting from Operations	$8,748,641

See Notes to Financial Statements.

8	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Statements of Changes in Net Assets	BlackRock Bond Index Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009
Operations
Net investment income	$4,554,692	$5,839,387
Net realized gain	4,424,749	955,336
Net change in unrealized appreciation/depreciation	(230,800)	622,654

Net increase in net assets resulting from operations	8,748,641	7,417,377

Dividends to Shareholders From
Net investment income	(4,765,772)	(6,181,175)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(62,112,206)	22,455,344

Net Assets
Total increase (decrease) in net assets	(58,129,337)	23,691,546
Beginning of year	156,688,291	132,996,745

End of year	$98,558,954	$156,688,291

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	9

Financial Highlights	BlackRock Bond Index Fund

	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$9.90	$9.82	$9.74	$9.59	$9.64

Net investment income	0.37 [1]	0.40 [1]	0.47	0.48	0.46
Net realized and unrealized gain (loss)	0.30	0.10	0.09	0.19	(0.02)

Net increase from investment operations	0.67	0.50	0.56	0.67	0.44

Dividends and distributions from:
Net investment income	(0.40)	(0.42)	(0.48)	(0.52)	(0.49)
Return of capital	–	–	(0.00)[2]	–	–

Total dividends and distributions	(0.40)	(0.42)	(0.48)	(0.52)	(0.49)

Net asset value, end of year	$10.17	$9.90	$9.82	$9.74	$9.59

Total Investment Return[3]
Based on net asset value	6.79%	5.21%	5.91%	7.16%	4.76%

Ratios to Average Net Assets[4]
Total expenses	0.26%	0.25%	0.26%	0.28%	0.26%

Total expenses after fees waived	0.23%	0.23%	0.23%	0.23%	0.23%

Net investment income	3.65%	4.05%	4.84%	5.00%	4.83%

Supplemental Data
Net assets, end of year (000)	$98,559	$156,688	$132,997	$111,847	$103,592

Portfolio turnover of the Master Portfolio	59%[5]	103%[6]	89%	61%	57%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Includes the reinvestment of dividends and distributions.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[5]	Includes mortgage dollar rolls transactions. Excluding these transactions, the portfolio turnover rate would have been 54%.
[6]	Includes mortgage dollar rolls transactions. Excluding these transactions, the portfolio turnover rate would have been 87%.

See Notes to Financial Statements.

10	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements	BlackRock Bond Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Bond Index Fund (the “Fund”) is a series of BlackRock Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing substantially all of its assets in Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), which has the same investment objective and strategies as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio.

The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (99.99% of the total Master Portfolio assets as of December 31, 2010).

The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investments in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Master Portfolio are recorded on the dates the transactions are entered into (the trade dates). The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “code”), applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax return remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Administrative Services Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all costs of operating the fund, excluding brokerage expenses, management fees, 12b-1 distribution or service fees, independent expenses, litigation expenses or other extraordinary expenses. BTC is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets of the Fund. Effective December 1, 2010, the administration fee was reduced to 0.12%.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

The fees of the Trust’s independent registered public accounting firm and legal counsel (the “independent expenses”) are paid directly by the Fund. BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses through April 30, 2012. These amounts are included in fees waived by administrator in the Statement of Operations.

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	11

Notes to Financial Statements (concluded)	BlackRock Bond Index Fund

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of BTC. Transfer agency fees paid by BTC to PNCGIS are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2010 attributable to amortization methods on fixed income securities, distributions paid in excess of taxable income and paydowns gains/losses were reclassified to the following accounts:

Paid-in capital	$(6,695)
Undistributed net investment income	$211,080
Accumulated net realized loss	$(204,385)

The tax character of distributions paid during the fiscal years ended December 31, 2010 and December 31, 2009 was as follows:

	12/31/2010	12/31/2009
Ordinary Income	$4,765,772	$6,181,175

Total distributions	$4,765,772	$6,181,175

As of December 31, 2010, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	–
Capital loss carryforwards	$(446,688)
Net unrealized gains*	6,950,256

Total	$6,503,568

*	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of December 31, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,
2015	$155,653
2016	291,035

Total	$446,688

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

4. Capital Share Transactions:

Transactions in capital shares for the Fund were as follows:

	Year Ended December 31, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	3,652,604	$37,356,074	3,818,269	$37,558,069
Shares issued to shareholders in reinvestment of dividends	420,234	4,277,019	569,219	5,609,931

Total issued	4,072,838	41,633,093	4,387,488	43,168,000
Shares redeemed	(10,199,816)	(103,745,299)	(2,111,236)	(20,712,656)

Net increase	(6,126,978)	$(62,112,206)	2,276,252	$22,455,344

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

12	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Report of Independent Registered Public Accounting Firm	BlackRock Bond Index Fund

To the Shareholders and Board of Trustees of BlackRock Funds III:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Bond Index Fund, a series of Black-Rock Funds III (the “Trust”), at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Fund during the taxable year ended December 31, 2010:

Interest Related Dividends for Non-U.S. Residents[1]
	Month(s) Paid:
	January 2010	96.31%
	February 2010	59.38%
	March 2010	87.21%
	April 2010	96.23%
	May 2010	82.96%
	June 2010	92.95%
	July 2010	92.41%
	August 2010	72.49%
	September 2010	96.17%
	October 2010	80.76%
	November 2010	59.30%
	December 2010	87.73%
Federal Obligation Interests[2]	Jan-Dec 2010	13.88%

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	13

Master Portfolio Information As of December 31, 2010	Bond Index Master Portfolio

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	41%
U.S. Treasury Obligations	33
Corporate Bonds	20
Non-Agency Mortgage-Backed Securities	3
Foreign Agency Obligations	2
Taxable Municipal Bonds	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	78%
AA/Aa	5
A/A	9
BBB/Baa	8

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

[2]	Includes US Government Sponsored Agency Securities which are deemed AAA/ Aaa by the investment advisor.

14	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3,
5.30%, 3/15/18	$100	$112,055
Series 2008-A1, Class A1,
5.35%, 2/07/20	170	190,449

Total Asset-Backed Securities – 0.3%		302,504

Corporate Bonds
Aerospace & Defense – 0.2%
The Boeing Co., 6.13%, 2/15/33	100	110,247
Honeywell International, Inc., 5.30%, 3/01/18	100	111,282

		221,529

Air Freight & Logistics – 0.1%
United Parcel Service, Inc., 5.13%, 4/01/19	50	55,805

Beverages – 0.6%
Anheuser-Busch Cos., Inc., 6.45%, 9/01/37	100	114,426
Bottling Group, LLC, 4.63%, 11/15/12	100	106,886
The Coca-Cola Co., 0.75%, 11/15/13	100	98,705
Diageo Capital Plc, 5.20%, 1/30/13	150	161,761
PepsiCo, Inc., 4.88%, 11/01/40	100	97,034

		578,812

Biotechnology – 0.1%
Amgen, Inc., 3.45%, 10/01/20	100	95,284

Capital Markets – 1.7%
The Bear Stearns Cos., Inc./JPMorgan Chase &
Co., 5.70%, 11/15/14	200	219,750
Credit Suisse First Boston USA,
6.50%, 1/15/12	100	105,650
Deutsche Bank AG, 5.38%, 10/12/12	100	107,473
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	325,465
6.13%, 2/15/33	100	105,947
International Bank for Reconstruction &
Development, 2.00%, 4/02/12	250	254,925
Jefferies Group, Inc., 8.50%, 7/15/19	50	57,169
Morgan Stanley:
5.30%, 3/01/13	150	159,843
5.75%, 10/18/16 (a)	225	239,957
Nomura Holdings, Inc., 5.00%, 3/04/15	50	52,129

		1,628,308

Chemicals – 0.4%
The Dow Chemical Co., 8.55%, 5/15/19	100	125,325
E.I. du Pont de Nemours & Co.,
6.00%, 7/15/18	125	143,724

Corporate Bonds	Par (000)	Value
Chemicals (concluded)
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/01/17	$50	$48,452
Praxair, Inc., 4.63%, 3/30/15	100	108,840

		426,341

Commercial Banks – 2.2%
American Express Bank FSB, 5.50%, 4/16/13	250	269,448
BB&T Corp., 5.25%, 11/01/19	100	103,585
Barclays Bank Plc, 5.00%, 9/22/16	175	185,185
European Investment Bank:
4.88%, 2/16/16	250	279,081
5.13%, 9/13/16	225	254,080
HSBC Holdings Plc, 6.80%, 6/01/38	100	108,132
Korea Development Bank, 3.25%, 3/09/16 (a)	100	97,245
PNC Funding Corp., 5.63%, 2/01/17 (b)	150	160,341
Royal Bank of Scotland Group Plc,
5.00%, 10/01/14	75	72,148
Swiss Bank Corp., 7.00%, 10/15/15	150	164,200
Wachovia Bank NA/Wells Fargo & Co.,
6.60%, 1/15/38	50	55,054
Wells Fargo & Co., 5.63%, 12/11/17	300	332,155
Westpac Banking Corp., 4.88%, 11/19/19	50	52,540

		2,133,194

Commercial Services & Supplies – 0.2%
Republic Services, Inc., 5.25%, 11/15/21	50	52,694
Vanderbilt University, 5.25%, 4/01/19	100	109,798

		162,492

Communications Equipment – 0.1%
Cisco Systems, Inc., 4.95%, 2/15/19	100	108,976

Computers & Peripherals – 0.3%
ACE INA Holdings, Inc., 2.60%, 11/23/15	50	49,223
Dell, Inc., 5.65%, 4/15/18	75	82,138
Hewlett-Packard Co., 4.75%, 6/02/14	150	164,352

		295,713

Portfolio Abbreviations:

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO	General Obligations	RB	Revenue Bonds

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	15

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Consumer Finance – 0.2%
Capital One Financial Corp., 6.75%, 9/15/17	$100	$115,236
HSBC Finance Corp., 6.68%, 1/15/21 (c)	111	112,141

		227,377

Diversified Financial Services – 2.2%
Bank of America Corp., 7.75%, 8/15/15	250	279,256
Citigroup, Inc.:
5.30%, 10/17/12	100	105,904
6.50%, 8/19/13	150	164,709
6.63%, 6/15/32	100	100,071
6.88%, 3/05/38	100	110,924
General Electric Capital Corp.:
2.25%, 11/09/15	100	96,136
5.63%, 5/01/18	300	327,154
4.38%, 9/16/20	50	49,208
Series G, 6.00%, 8/07/19	100	111,259
JPMorgan Chase & Co.:
1.65%, 9/30/13	150	150,102
5.50%, 10/15/40	125	127,767
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	200	211,780
6.11%, 1/29/37	100	90,268
SLM Corp., 8.45%, 6/15/18	100	103,936
US Bancorp, 1.38%, 9/13/13	100	99,951

		2,128,425

Diversified Telecommunication Services – 1.0%
AT&T Corp., 8.00%, 11/15/31	4	5,027
AT&T, Inc.:
5.10%, 9/15/14	300	328,231
5.35%, 9/01/40 (c)	113	106,273
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	100	134,395
Embarq Corp., 7.08%, 6/01/16	100	110,591
Telecom Italia Capital SA, 5.25%, 11/15/13	150	156,271
Telefonica Europe BV, 8.25%, 9/15/30	50	58,091
Verizon Global Funding Corp., 7.75%, 12/01/30	100	124,056

		1,022,935

Electric Utilities – 1.3%
Alabama Power Co., 5.50%, 10/15/17	100	112,271
Arizona Public Service Co., 6.50%, 3/01/12	100	105,683
Commonwealth Edison Co., 5.90%, 3/15/36	50	51,657
Consolidated Edison Co. of New York, Inc.,
6.65%, 4/01/19	100	119,188
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	111,819
Entergy Corp., 3.63%, 9/15/15	50	49,453
Florida Power & Light Co./Progress Energy,
5.95%, 2/01/38	100	110,809
Indiana Michigan Power Co., 6.05%, 3/15/37	100	104,011
Northern States Power Co, 8.00%, 8/28/12	100	111,123
Public Service Electric & Gas Co.,
3.50%, 8/15/20	50	48,202
Southern California Edison Co.:
5.00%, 1/15/16	100	110,839
5.50%, 3/15/40	50	51,845
The Toledo Edison Co., 6.15%, 5/15/37	100	103,300
Virginia Electric & Power Co., 4.75%, 3/01/13	100	106,657

		1,296,857

Electrical Equipment – 0.1%
Emerson Electric Co., 5.00%, 4/15/19	100	108,225

Corporate Bonds	Par (000)	Value
Electronic Equipment, Instruments & Components – 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	$50	$56,821

Energy Equipment & Services – 0.2%
Halliburton Co., 6.15%, 9/15/19	100	114,855
Transocean, Inc., 5.25%, 3/15/13	100	105,427

		220,282

Food & Staples Retailing – 0.5%
CVS Caremark Corp., 6.60%, 3/15/19	100	117,087
The Kroger Co., 6.15%, 1/15/20	100	113,316
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	100	95,785
3.63%, 7/08/20	150	145,978

		472,166

Food Products – 0.2%
Corn Products International, Inc.,
3.20%, 11/01/15	50	50,152
Kraft Foods, Inc., 6.13%, 8/23/18	150	171,510

		221,662

Health Care Equipment & Supplies – 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	25	29,679
Hospira, Inc., 6.05%, 3/30/17	125	140,041

		169,720

Health Care Providers & Services – 0.3%
Aetna, Inc., 6.75%, 12/15/37	50	56,294
LG&E & KU Energy LLC, 3.75%, 11/15/20 (c)	50	47,601
Medco Health Solutions, Inc., 2.75%, 9/15/15	50	49,607
WellPoint, Inc., 5.25%, 1/15/16	150	164,930

		318,432

Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp., 3.50%, 7/15/20	100	96,456
Yum! Brands, Inc., 5.30%, 9/15/19	100	105,917

		202,373

Household Durables – 0.1%
Whirlpool Corp., 8.60%, 5/01/14	100	115,310

Household Products – 0.2%
Kimberly-Clark Corp., 3.63%, 8/01/20	50	49,105
The Procter & Gamble Co., 1.80%, 11/15/15	100	98,036

		147,141

Industrial Conglomerates – 0.2%
General Electric Co., 5.00%, 2/01/13	100	106,897
Tyco International Finance SA,
4.13%, 10/15/14	50	53,020

		159,917

Insurance – 0.6%
American International Group, Inc.,
8.25%, 8/15/18	100	115,206
Berkshire Hathaway Finance Corp.,
5.10%, 7/15/14	100	109,270
Genworth Financial, Inc., 7.70%, 6/15/20	50	52,915
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100	94,443
MetLife, Inc., 5.00%, 6/15/15	100	108,301
Travelers Property Casualty Corp.,
6.38%, 3/15/33	100	111,539

		591,674

16	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Internet Software & Services – 0.0%
eBay, Inc., 3.25%, 10/15/20	$50	$46,508

IT Services – 0.1%
International Business Machines Corp.,
2.00%, 1/05/16	150	146,667

Machinery – 0.3%
Caterpillar, Inc., 5.70%, 8/15/16	100	115,326
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	50	57,547
John Deere Capital Corp., 7.00%, 3/15/12	150	161,003

		333,876

Media – 0.8%
CBS Corp., 5.63%, 8/15/12	10	10,606
COX Communications, Inc., 5.50%, 10/01/15	100	110,028
Comcast Corp., 6.45%, 3/15/37	100	106,847
DIRECTV Holdings LLC/DIRECTV Financing Co.,
3.13%, 2/15/16	100	98,667
NBC Universal, Inc., 4.38%, 4/01/21 (c)	100	97,061
News America, Inc., 6.20%, 12/15/34	100	104,999
TCI Communications, Inc., 8.75%, 8/01/15	50	61,544
Time Warner Cable, Inc., 7.50%, 4/01/14	50	57,340
Time Warner, Inc., 7.70%, 5/01/32	100	122,069

		769,161

Metals & Mining – 0.5%
Alcoa, Inc., 5.90%, 2/01/27	150	146,348
BHP Billiton Finance USA Ltd., 4.80%, 4/15/13	100	108,354
Rio Tinto Alcan, Inc., 4.88%, 9/15/12	150	158,534
Vale Overseas Ltd., 6.88%, 11/21/36	100	109,998

		523,234

Multi-Utilities – 0.1%
Pacific Gas & Electric Co., 6.05%, 3/01/34	100	109,490

Office Electronics – 0.1%
Xerox Corp., 5.63%, 12/15/19 (a)	100	107,194

Oil, Gas & Consumable Fuels – 2.2%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	114,895
Anadarko Petroleum Corp., 6.45%, 9/15/36	100	99,739
Apache Corp., 6.00%, 1/15/37	100	109,971
BP Capital Markets Plc, 3.63%, 5/08/14	100	103,083
ConocoPhillips, 4.60%, 1/15/15	200	217,988
EOG Resources, Inc., 2.50%, 2/01/16	50	48,875
Energy Transfer Partners LP, 9.70%, 3/15/19	150	193,869
Enterprise Products Operating LLC,
5.60%, 10/15/14	200	220,861
Kinder Morgan Energy Partners LP,
6.50%, 2/01/37	100	103,190
Marathon Oil Corp., 6.13%, 3/15/12	150	158,512
MidAmerican Energy Holdings Co.,
6.13%, 4/01/36	100	108,019
Nabors Industries, Inc., 5.00%, 9/15/20 (c)	50	48,502
Petrobras International Finance Co.,
5.75%, 1/20/20	150	155,635
Shell International Finance BV, 4.38%, 3/25/20	100	104,886
Statoil ASA, 5.10%, 8/17/40	100	99,979
Tennessee Gas Pipeline Co., 7.50%, 4/01/17	100	114,961
TransCanada PipeLines Ltd., 6.20%, 10/15/37	50	54,863
Valero Energy Corp., 6.13%, 2/01/20	75	79,655

		2,137,483

Corporate Bonds	Par (000)	Value
Paper & Forest Products – 0.1%
International Paper Co., 7.95%, 6/15/18	$75	$89,247

Pharmaceuticals – 0.7%
Abbott Laboratories, 5.60%, 11/30/17	50	57,165
AstraZeneca Plc, 5.90%, 9/15/17	100	115,803
Eli Lilly & Co., 5.50%, 3/15/27	50	53,404
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	50	59,095
Johnson & Johnson, 5.15%, 8/15/12	125	134,069
Merck & Co., Inc., 5.95%, 12/01/28	100	114,388
Pharmacia Corp., 6.50%, 12/01/18	150	178,614

		712,538

Real Estate Investment Trusts (REITs) – 0.2%
ERP Operating LP, 4.75%, 7/15/20	100	100,785
HCP, Inc., 6.00%, 1/30/17	100	104,588

		205,373

Road & Rail – 0.3%
CSX Corp., 3.70%, 10/30/20	100	94,463
Norfolk Southern Corp., 7.70%, 5/15/17	150	183,209

		277,672

Software – 0.2%
Microsoft Corp., 3.00%, 10/01/20	50	46,885
Oracle Corp., 5.75%, 4/15/18	150	171,592

		218,477

Specialty Retail – 0.1%
Lowe’s Cos., Inc., 4.63%, 4/15/20	100	105,409

Tobacco – 0.1%
Altria Group, Inc., 9.25%, 8/06/19	100	130,504

Wireless Telecommunication Services – 0.3%
America Movil SAB de CV, 5.00%, 3/30/20	100	103,945
American Tower Corp., 5.05%, 9/01/20	25	24,586
Vodafone Group Plc, 7.88%, 2/15/30	100	124,425

		252,956

Total Corporate Bonds – 19.6%		19,331,560

Foreign Agency Obligations
Asian Development Bank, 2.75%, 5/21/14	$200	$208,236
Brazilian Government International Bond:
8.00%, 1/15/18	208	243,750
5.63%, 1/07/41	100	99,250
Inter-American Development Bank,
3.00%, 4/22/14	250	263,376
Israel Government International Bond,
4.63%, 6/15/13	100	107,061
Italian Republic, 6.88%, 9/27/23	100	110,206
KFW:
1.88%, 1/14/13	150	152,822
3.25%, 3/15/13	250	262,037
Mexico Government International Bond:
8.13%, 12/30/19	100	127,250
6.75%, 9/27/34	100	112,500
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	169,745
Panama Government International Bond,
5.20%, 1/30/20	100	106,000
Peruvian Government International Bond,
8.75%, 11/21/33	91	124,897

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	17

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Poland Government International Bond,
6.38%, 7/15/19	$100	$112,021
Province of Quebec Canada, 5.00%, 3/01/16	100	111,604

Total Foreign Agency Obligations – 2.4%		2,310,755

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 3.0%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4,
5.32%, 12/11/49	600	621,912
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A2,
5.42%, 5/15/36 (d)	500	533,079
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.44%, 3/10/39	700	737,505
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2005-CB11,
Class A2, 5.02%, 8/12/37	18	18,009
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A4,
4.37%, 3/15/36	500	519,899
Series 2006-C4, Class AM,
5.90%, 6/15/38 (d)	475	493,455

Total Non-Agency Mortgage-Backed Securities – 3.0%		2,923,859

Preferred Securities	Shares
Trust Preferred – 0.1%
Diversified Financial Services – 0.1%
JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	75	$75,254

Total Preferred Securities – 0.1%		75,254

	Par (000)
Taxable Municipal Bonds
Los Angeles Community College District, GO,
Unlimited, Build America Bonds,
6.75%, 8/01/49	$50	51,599
Massachusetts School Building Authority,
5.72%, 8/15/39	100	103,755
Metropolitan Transportation Authority, RB, Build
America Bonds, 6.69%, 11/15/40	50	50,050
New Jersey State Turnpike Authority, RB,
4.25%, 1/01/16	190	196,629
Ohio State Water Development Authority, Water
Pollution Control, RB, Build America Bonds,
4.88%, 12/01/34	100	95,483
State of California, 7.55%, 4/01/39	50	51,857
State of California, GO, Unlimited,
5.45%, 4/01/15	100	104,424
State of Illinois, GO, Unlimited, 5.10%, 6/01/33	100	74,817
State of Texas, GO, Build America Bonds,
5.52%, 4/01/39	100	101,838

Total Taxable Municipal Bonds – 0.8%		830,452

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations – 5.9%
Fannie Mae:
0.63%, 9/24/12	400	400,413
2.38%, 7/28/15 (a)	600	608,482
2.75%, 2/05/14	300	313,490
4.38%, 3/15/13 (a)	850	915,892
4.63%, 10/15/13 (a)	900	987,885
7.13%, 1/15/30 (a)	100	132,398
Federal Home Loan Banks, 0.88%, 8/22/12 (a)	550	552,736
Financing Corp., 8.60%, 9/26/19	200	274,816
Freddie Mac:
4.63%, 10/25/12	990	1,061,098
6.25%, 7/15/32	95	116,047
Tennessee Valley Authority, 6.25%, 12/15/17	400	480,080

		5,843,337

Federal Deposit Insurance Corporation Guaranteed – 0.8%
Citigroup Funding, Inc., 2.25%, 12/10/12	250	257,153
General Electric Capital Corp., 2.20%, 6/08/12	500	511,194

		768,347

Mortgage-Backed Securities – 33.6%
Fannie Mae Mortgage Backed Securities:
3.24%, 11/01/40 (d)	182	184,529
4.00%, 10/01/25 – 8/01/39	2,853	2,877,980
4.50%, 5/01/24 – 9/01/40	3,238	3,337,289
5.00%, 1/01/19 – 11/01/33	2,841	3,010,427
5.29%, 7/01/39 (d)	231	244,742
5.50%, 6/01/25 – 5/01/39	3,956	4,259,874
6.00%, 3/01/34 – 1/01/41 (e)	1,921	2,101,176
6.50%, 7/01/32	748	841,427
7.00%, 2/01/32	115	131,083
Freddie Mac Mortgage Backed Securities:
3.68%, 9/01/40 (d)	277	287,648
4.00%, 5/01/19 – 1/01/41 (e)	1,365	1,371,674
4.50%, 4/01/18 – 10/01/39	3,074	3,181,597
5.00%, 10/01/18 – 8/01/35	2,605	2,753,317
5.06%, 7/01/38 (d)	440	466,045
5.50%, 4/01/33 – 1/01/39	1,491	1,599,426
6.50%, 6/01/31	157	176,918
8.00%, 12/01/24	450	523,455
Ginnie Mae Mortgage Backed Securities:
4.50%, 7/15/39 – 8/20/40	1,907	1,987,627
5.00%, 8/15/38 – 11/15/39	1,607	1,715,365
5.50%, 12/15/32	387	420,261
6.00%, 3/15/35 – 10/15/37	323	358,735
6.50%, 9/15/36	544	620,034
7.50%, 12/15/23	566	651,281

		33,101,910

Total U.S. Government Sponsored Agency Securities – 40.3%		39,713,594

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17 (a)	500	686,484
8.75%, 5/15/20 (a)	500	727,695
8.75%, 8/15/20	400	584,312
6.25%, 8/15/23 (a)	525	659,859
7.63%, 2/15/25 (a)	195	276,534
6.13%, 11/15/27 (a)	480	603,000
6.25%, 5/15/30	100	128,531
3.50%, 2/15/39	400	344,688
4.25%, 5/15/39	175	172,402

18	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
4.50%, 8/15/39	$200	$205,375
4.38%, 11/15/39	300	301,594
4.63%, 2/15/40	730	764,675
4.38%, 5/15/40	250	251,210
3.88%, 8/15/40	280	257,906
4.25%, 11/15/40	370	363,988
U.S. Treasury Notes:
4.88%, 6/30/12	650	692,936
4.38%, 8/15/12 (a)	500	531,641
1.75%, 8/15/12	400	408,219
0.38%, 8/31/12	750	748,652
1.38%, 9/15/12	1,000	1,014,492
0.38%, 10/31/12 (a)	2,300	2,292,992
1.38%, 11/15/12 (a)	500	507,461
1.13%, 12/15/12	500	505,137
1.38%, 1/15/13	1,500	1,522,851
1.75%, 4/15/13 (a)	400	409,188
1.38%, 5/15/13	1,250	1,267,975
3.38%, 6/30/13	1,070	1,139,300
3.13%, 8/31/13	400	424,344
4.75%, 5/15/14 (a)	175	195,467
2.63%, 7/31/14	450	470,637
2.38%, 8/31/14	1,250	1,294,922
4.25%, 11/15/14 (a)	900	994,992
2.50%, 4/30/15 (a)	790	816,724
1.88%, 6/30/15	1,500	1,505,976
1.75%, 7/31/15	250	249,200
1.25%, 9/30/15 (a)	900	873,211
4.50%, 2/15/16	500	559,883
5.13%, 5/15/16 (a)	250	288,027
4.88%, 8/15/16	500	569,883
4.63%, 11/15/16	250	281,621
2.75%, 11/30/16	750	765,527
4.63%, 2/15/17	150	168,879
2.50%, 6/30/17	1,790	1,783,287
4.75%, 8/15/17	375	425,244
1.88%, 8/31/17	370	353,205
4.25%, 11/15/17	275	303,166
2.25%, 11/30/17	600	583,453
4.00%, 8/15/18 (a)	500	541,836
3.38%, 11/15/19	500	510,430
3.50%, 5/15/20 (a)	500	512,190
2.63%, 11/15/20 (a)	500	471,641

Total U.S. Treasury Obligations – 32.8%		32,312,842

Total Long-Term Investments (Cost – $94,057,154) – 99.3%		97,800,820

Short-Term Securities	Shares
Money Market Funds – 16.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 0.25% (b)(f)(g)	14,588,515	14,588,515
BlackRock Cash Funds: Prime, SL Agency
Shares, 0.24% (b)(f)(g)	1,952,973	1,952,973

Total Short-Term Securities (Cost – $16,541,488) – 16.8%		16,541,488

Total Investments Before TBA Sale Commitments (Cost – $110,598,642*) – 116.1%		114,342,308

TBA Sale Commitments (e)
Fannie Mae Mortgage Backed Securities:
6.00%, 3/01/34 – 1/01/41	$1,000	$(1,086,875)

Total TBA Sale Commitments (Proceeds – $1,079,188) – (1.1)%		(1,086,875)

Total Investments Net of Outstanding TBA Sale Commitments – 115.0%		113,255,433
Liabilities in Excess of Other Assets – (15.0)%		(14,766,398)

Net Assets – 100.0%		$98,489,035

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$110,727,190

Gross unrealized appreciation	$4,092,317
Gross unrealized depreciation	(477,199)

Net unrealized appreciation	$3,615,118

(a)	Security, or a portion of security, is on loan.
(b)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchase	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	37,190,435		(22,601,920)[1]	14,588,515	$14,588,515	–	$30,001
BlackRock Cash Funds:
Prime, SL Agency Shares	4,310,609		(2,357,636)[1]	1,952,973	$1,952,973	–	$3,778
PNC Funding Corp., 5.63%, 2/01/17	150	–	–	150	$160,341	–	$8,437

[1]	Represents net shares activity.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
RBS Securities LLC	$2,079,531	$3,594
Wells Fargo Securities	$(1,086,875)	$(3,594)

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	19

Schedule of Investments (concluded)	Bond Index Master Portfolio

(f)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(g)	Represents the current yield as of report date.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$302,504	–	$302,504
Corporate Bonds	–	19,331,560	–	19,331,560
Foreign Agency Obligations	–	2,310,755	–	2,310,755
Non-Agency Mortgage- Backed Securities	–	2,923,859	–	2,923,859
Preferred Securities	–	75,254	–	75,254
Taxable Municipal Bonds	–	830,452	–	830,452
U.S. Government Sponsored Agency Securities	–	39,713,594	–	39,713,594
U.S. Treasury Obligations	–	32,312,842	–	32,312,842
Short-Term Securities:
Money Market Funds	$16,541,488	–	–	16,541,488
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(1,086,875)	–	(1,086,875)

Total	$16,541,488	$96,713,945	–	$113,255,433

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

U.S. Government Sponsored Agency Securities
Balance, as of December 31, 2009	$1,075,042
Accrued discount/premiums	–
Realized gain (loss)	1,378
Change in unrealized appreciation (depreciation) [1]	2,397
Net purchases (sales)	(1,078,817)
Net transfers in/out of Level 3	–

Balance, as of December 31, 2010	–

[1]	Included in the related net change of realized appreciation/depreciation on the Statement of Operations. The change in unrealized appreciation/depreciation on securities was $2,397.

20	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Statement of Assets and Liabilities	Bond Index Master Portfolio

December 31, 2010
Assets
Investments at value – unaffiliated[1,2]	$97,640,479
Investments at value – affiliated[3]	16,701,829
TBA sales commitments receivable	1,079,188
Investments sold receivable	503,197
Securities lending income receivable – affiliated	3,013
Interest receivable	700,037

Total assets	116,627,743

Liabilities
Collateral on securities loaned at value	14,095,793
Investments purchased payable	2,932,116
TBA sale commitments (proceeds – $1,079,188)	1,086,875
Investment advisory fees payable	4,460
Professional fees payable	19,464

Total liabilities	18,138,708

Net Assets	$98,489,035

Net Assets Consist of
Investors’ capital	$94,745,369
Net unrealized appreciation/depreciation	3,743,666

Net Assets	$98,489,035

[1] Investments at cost – unaffiliated	$93,908,615
[2] Securities loaned at value	$13,745,575
[3] Investments at cost – affiliated	$16,690,027

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	21

Statement of Operations	Bond Index Master Portfolio

Year Ended December 31, 2010
Investment Income
Interest	$4,796,668
Securities lending – affiliated	27,270
Income – affiliated	14,946

Total income	4,838,884

Expenses
Investment advisory	99,763
Professional	20,836
Independent Trustees	8,778

Total expenses	129,377
Less fees waived by advisor	(29,614)

Total expenses after fees waived	99,763

Net investment income	4,739,121

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments – unaffiliated	4,424,757

Net change in unrealized appreciation/depreciation on:
Investments	(230,804)

(230,804)
Total realized and unrealized gain	4,193,953

Net Increase in Net Assets Resulting from Operations	$8,933,074

See Notes to Financial Statements.

22	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Statements of Changes in Net Assets	Bond Index Master Portfolio

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009
Operations
Net investment income	$4,739,121	$6,055,581
Net realized gain	4,424,757	955,337
Net change in unrealized appreciation/depreciation	(230,804)	622,656

Net increase in net assets resulting from operations	8,933,074	7,633,574

Capital Transactions
Proceeds from contributions	22,565,984	35,373,318
Fair value of withdrawals	(89,474,775)	(20,020,025)

Net increase (decrease) in net assets derived from capital transactions	(66,908,791)	15,353,293

Net Assets
Total increase (decrease) in net assets	(57,975,717)	22,986,867
Beginning of year	156,464,752	133,477,885

End of year	$98,489,035	$156,464,752

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	23

Financial Highlights	Bond Index Master Portfolio

	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	6.94%	5.36%	6.06%	7.31%	4.91%

Ratios to Average Net Assets
Total expenses	0.10%	0.09%	0.10%	0.11%	0.10%

Total expenses after fees waived	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.80%	4.20%	4.99%	5.15%	4.97%

Supplemental Data
Net assets, end of year (000)	$98,489	$156,465	$133,478	$119,907	$103,696

Portfolio turnover[1]	59%[2]	103%[3]	89%	61%	57%

[1]	Portfolio turnover rates include in-kind transactions, if any.
[2]	Includes mortgage dollar rolls transactions. Excluding these transactions the portfolio turnover rate would have been 54%.
[3]	Includes mortgage dollar rolls transactions. Excluding these transactions the portfolio turnover rate would have been 87%.

See Notes to Financial Statements.

24	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements	Bond Index Master Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to Bond Index Master Portfolio (the “Master Portfolio”), which is a series of MIP. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Investments in open-end registered investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”) seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	25

Notes to Financial Statements (continued)	Bond Index Master Portfolio

mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Interest can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

TBA Commitments: The Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., TBA sale commitments), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/ deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Securities Lending: The Master Portfolio may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio is entitled to dividend and interest payments on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral.

26	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Notes to Financial Statements (continued)	Bond Index Master Portfolio

The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA an annual investment advisory fee of 0.08% of the average daily net assets of the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio whereby BFA reduces the investment advisory fee by an amount equal to the independent expenses, through April 30, 2012, and are shown as fees waived by advisor in the Statement of Operations.

MIP entered into an administration services arrangement with Black-Rock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators.

BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio. BTC has agreed to bear all costs of the Master Portfolio, excluding brokerage expenses, investment advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses.

The Master Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or in registered money market funds advised by BTC or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BTC is disclosed in the Schedule of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statement of Operations. BTC has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

The Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statement of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the year ended December 31, 2010, were $14,268,914 and $38,709,963, respectively.

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	27

Notes to Financial Statements (concluded)	Bond Index Master Portfolio

Purchases and sales of US government securities for the Master Portfolio for the year ended December 31, 2010, were $58,434,542 and $85,452,304, respectively.

Purchases and sales of mortgage dollar roll securities for the Master Portfolio for the year ended December 31, 2010, were $3,195,156 and $3,202,852, respectively.

4. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Report of Independent Registered Public Accounting Firm	Bond Index Master Portfolio

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bond Index Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	29

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Registered Investment Companies (‘RICs’) Consisting of Investment Portfolios (‘Portfolios’) Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2009	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2009	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2009	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2009	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for- profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2009	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

30	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Registered Investment Companies (‘RICs’) Consisting of Investment Portfolios (‘Portfolios’) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2009	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs consisting of 95 Portfolios	None

[1]         Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]         In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, the Trustees were elected to the Trust’s/MIP’s Board. As a result, although the chart shows the Trustees as joining the Trust’s/MIP’s Board in 2009, each Independent Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005.	169 RICs consisting of 290 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	169 RICs consisting of 290 Portfolios	None

[3]         Mr. Davis is an “interested person” as defined in the 1940 Act, of the Trust/MIP based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust/MIP based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	31

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years
Trust/MIP Officers[4]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Landing Group since 2010, Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2009	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2009	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2009	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro[5] 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and principal thereof from 2004 to 2008.

[4]         Officers of the Trust/MIP serve at the pleasure of the Board.

[5]          Ira P. Shapiro served as Vice President and Chief Legal Officer of the Trust/MIP from 2007 to 2009.

Further information about the Trust/MIP Officers and Trustees is available in the Trust/MIP Statement of Additional Information, which can be obtained without charge by calling (877) 244-1544.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

Effective November 16, 2010, Ira Shapiro became Secretary of the Trust.

32	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

Officers and Trustees (concluded)

Investment Advisor BlackRock Fund Advisors San Francisco, CA 94105	Custodian State Street Bank and Trust Company Boston, MA 02101	Transfer Agent BNY Mellon Investment Servicing (vs) Inc. Wilmington, DE 19809	Accounting Agent State Street Bank and Trust Company Boston, MA 02101	Distributor BlackRock Investments, LLC New York, NY 10022

		Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP New York, New York, 10017	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Funds 400 Howard Street San Francisco, CA 94105

BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010	33

Additional Information

General Information

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Master Portfolio file its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio votes proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http:// www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	BLACKROCK BOND INDEX FUND	DECEMBER 31, 2010

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

# BINF-12/10

December 31, 2010

Annual Report

BlackRock Funds III

▶	BlackRock S&P 500 Stock Fund

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS III	DECEMBER 31, 2010

Dear Shareholder

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beat out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of December 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	23.27%	15.06%
US small cap equities (Russell 2000 Index)	29.38	26.85
International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2010	BlackRock S&P 500 Stock Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the 12 months ended December 31, 2010, the BlackRock S&P 500 Stock Fund (the “Fund”), a series of BlackRock Funds III, generated a total return of 14.91% through its investment in the S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio, while the benchmark Standard & Poor’s (S&P) 500 Index (the “Index”) returned 15.06% for the same period. The Index is a capitalization-weighted index representing a broad range of industries chosen for market size, liquidity and industry group representation, and is composed of approximately 500 selected common stocks, most of which are listed on the New York Stock Exchange.

•	The return for the Fund differs from the benchmark based on Fund expenses.

Describe the market environment.

•

Over the course of 2010, cyclical stimulus beat out structural problems and stocks continued the choppy advance they began in 2009. The early months of 2010 saw risk assets move higher on the continuation of the 2009 asset recovery story, aided by preliminary signs of improvement in the employment situation and strong corporate earnings reported for fourth quarter 2009 and first quarter 2010. The middle months of 2010 saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. Investors were also unnerved by the May “flash crash” and the uncertainty surrounding the financial reform bill in the United States. Nevertheless, after touching a late summer low, equity markets experienced a strong finish to the year as double-dip fears receded, jobs growth resumed and the US midterm elections results were perceived to be capital markets friendly. Additionally, in the United States, Federal Reserve Chairman Ben Bernanke delivered his famous Jackson Hole speech, leading to a second round of quantitative easing measures (informally known as “QE2”) and, perhaps most importantly, the Bush-era tax cuts were extended and supplemented with some fiscal sweeteners.

•

In 2010, US stocks posted double-digit percentage gains for the second consecutive year. The Dow Jones Industrial Average gained 14.06%, a level not seen since before the collapse of Lehman Brothers in late 2008. The S&P 500 Index advanced 15.06%, while the Nasdaq Composite moved up 18.02%.

•

Within the benchmark Index, all 10 sectors posted gains for the period. Consumer discretionary posted the strongest returns (+27.66%), followed closely by industrials (+26.73%), materials (+22.20%) and energy (+20.46%), while the weakest returns came from health care (+2.90%) and utilities (+5.46%).

Describe recent portfolio activity.

•

During the 12-month period, as changes were made to the composition of the Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe Fund positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS III	DECEMBER 31, 2010

BlackRock S&P 500 Stock Fund

Total Return Based on a $10,000 Investment

[1]	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in a diversified portfolio of equity securities of large companies located in the Unites States.
[2]

The unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended December 31, 2010

	6-Month Total Returns	Average Annual Total Returns
		1 Year	5 Years	10 Years
BlackRock S&P 500 Stock Fund	23.15%	14.91%	2.20%	1.26%
S&P 500 Index	23.27	15.06	2.29	1.41

See “About Fund Performance” on page 6 for further information on how performance was calculated.

Past performance is not indicative of future results.

Expense Example

Actual			Hypothetical[4]
Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[3]	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[3]	Annualized Expense Ratio
$1,000	$1,231.50	$1.12	$1,000	$1,024.20	$1.02	0.20%

[3]

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Master Portfolio, the expense table example reflects the net expenses of both the Fund and the Master Portfolio.

[4]

Hypothetical 5% return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK FUNDS III	DECEMBER 31, 2010	5

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance data may be lower or higher than the performance data quoted. Call toll free, (800) 441-7762, to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the preceding pages assume reinvestment of all dividends and capital gain distributions, if any, on ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s administrator waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of the Fund may incur operating expenses, including advisory fees and other Fund expenses. The expense examples on the preceding page (which are based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through December 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table on the preceding page provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Master Portfolio’s Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and credit risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Master Portfolio’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Master Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Master Portfolio can realize on an investment or may cause the Master Portfolio to hold an investment that they might otherwise sell. The Master Portfolio’s investments in these instruments are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

6	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statement of Assets and Liabilities	BlackRock S&P 500 Stock Fund

December 31, 2010
Assets
Investments at value – Master Portfolio	$274,043,723
Capital shares sold receivable	3,739,073

Total assets	277,782,796

Liabilities
Capital shares redeemed payable	81,823
Administration fees payable	28,975
Professional fees payable	10,963

Total liabilities	121,761

Net Assets	$277,661,035

Net Assets Consist of
Paid-in capital	$537,491,432
Undistributed net investment income	59,627
Accumulated net realized loss	(267,767,466)
Net unrealized appreciation/depreciation	7,877,442

Net Assets	$277,661,035

Net Asset Value
Net assets	$277,661,035

Shares outstanding, unlimited number of shares authorized, no par value	1,843,712

Net asset value	$150.60

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	7

Statement of Operations	BlackRock S&P 500 Stock Fund

Year Ended December 31, 2010
Investment Income
Net investment income allocated from the Master Portfolio:
Dividends	$4,901,033
Securities lending – affiliated	89,751
Income – affiliated	14,872
Interest	939
Expenses	(121,185)

Total income	4,885,410

Expenses
Administration	358,538
Professional	11,271

Total expenses	369,809
Less fees waived by administrator	(11,271)

Total expenses after fees waived	358,538

Net investment income	4,526,872

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized gain (loss) from:
Investments	(39,559,377)
Financial futures contracts	947,563

(38,611,814)

Net change in unrealize appreciation/depreciation on:
Investments	67,819,127
Financial futures contracts	(1,360)

67,817,767

Total realized and unrealized gain	29,205,953

Net Increase in Net Assets Resulting from Operations	$33,732,825

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Changes in Net Assets	BlackRock S&P 500 Stock Fund

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009
Operations
Net investment income	$4,526,872	$4,153,587
Net realized loss	(38,611,814)	(17,715,002)
Net change in unrealized appreciation/depreciation	67,817,767	61,318,749

Net increase in net assets resulting from operations	33,732,825	47,757,334

Dividends to Shareholders From
Net investment income	(4,632,747)	(4,040,945)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	33,227,758	2,191,526

Net Assets
Total increase in net assets	62,327,836	45,907,915
Beginning of year	215,333,199	169,425,284

End of year	$277,661,035	$215,333,199

Undistributed net investment income	$59,627	$171,315

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	9

Financial Highlights	BlackRock S&P 500 Stock Fund

	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$133.49	$107.85	$175.47	$169.53	$150.07

Net investment income	2.55 [1]	2.50 [1]	3.28	3.14	3.04
Net realized and unrealized gain (loss)	17.10	25.60	(67.60)	5.94	20.11

Net increase (decrease) from investment operations	19.65	28.10	(64.32)	9.08	23.15

Dividends and distributions from:
Net investment income	(2.54)	(2.46)	(3.27)	(3.14)	(3.68)
Return of capital	–	–	(0.03)	–	(0.01)

Total dividends and distributions	(2.54)	(2.46)	(3.30)	(3.14)	(3.69)

Net asset value, end of year	$150.60	$133.49	$107.85	$175.47	$169.53

Total Investment Return[2]
Based on net asset value	14.91%	26.48%	(37.01)%	5.39%	15.60%

Ratios to Average Net Assets[3]
Total expenses	0.21%	0.21%	0.21%	0.21%	0.21%

Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.87%	2.20%	2.16%	1.83%	1.78%

Supplemental Data
Net assets, end of year (000)	$277,661	$215,333	$169,425	$330,892	$270,407

Portfolio turnover of the Master Portfolio	9%	5%	8%	7%	14%

[1]	Based on average shares outstanding.
[2]	Includes the reinvestment of dividends and distributions.
[3]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements	BlackRock S&P 500 Stock Fund

1. Organization and Significant Accounting Policies:

BlackRock S&P 500 Stock Fund (the “Fund”) is a series of BlackRock Funds III (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing substantially all of its assets in S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), which has the same investment objective and strategies as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio.

The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (12.69% of the total Master Portfolio assets as of December 31, 2010).

The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investments in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax return remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The fees of the Trust’s independent registered public accounting firm and legal counsel (the “independent expenses”) are paid directly by the Fund. BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses through April 30, 2012. These amounts are included in fees waived by administrator in the Statement of Operations.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC has agreed to bear all costs of operating the Fund, excluding brokerage expenses, management fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC is entitled to receive for these administration services an annual fee of 0.15% of the average daily net assets of the Fund. Effective December 1, 2010, the administration fee was reduced to 0.13%.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

BLACKROCK FUNDS III	DECEMBER 31, 2010	11

Notes to Financial Statements (concluded)	BlackRock S&P 500 Stock Fund

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS and PFPC Trust Company, which prior to this date were indirect, wholly owned subsidiaries of PNC and affiliates of BTC. Transfer agency fees paid by BTC to PNCGIS are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintence of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2010 attributable to the sales of securities with a different book and tax basis and the expiration of capital loss carryforwards were reclassified to the following accounts:

Paid-in capital	$(73,179,217)
Undistributed net investment income	(5,813)
Accumulated net realized gain	73,185,030

The tax character of distributions paid during the fiscal years ended December 31, 2010 and December 31, 2009 was as follows:

	12/31/2010	12/31/2009
Ordinary income	$4,632,747	$4,040,945

Total	$4,632,747	$4,040,945

As of December 31, 2010, the tax components of accumulated net losses were as follows:

Undistributed ordinary income	$6,767
Capital loss carryforwards	(178,300,474)
Net unrealized losses*	(81,536,690)

Total	$(259,830,397)

*	The differences between book basis and tax-basis net unrealized losses were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the deferral of post-October capital losses for tax purposes.

As of December 31, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,
2012	$1,601,227
2013	21,068,838
2014	31,394,394
2015	18,209,354
2016	55,579,531
2017	21,080,621
2018	29,366,509

Total	$178,300,474

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

4. Capital Share Transactions:

Transactions in capital shares for the Fund were as follows:

	Year Ended December 31, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	725,959	$101,475,881	965,419	$104,610,527
Shares issued to shareholders in reinvestment of dividends	28,468	3,914,161	30,158	3,418,853

Total issued	754,427	105,390,042	995,577	108,029,380
Shares redeemed	(523,821)	(72,162,284)	(953,450)	(105,837,854)

Net increase	230,606	$33,227,758	42,127	$2,191,526

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

12	BLACKROCK FUNDS III	DECEMBER 31, 2010

Report of Independent Registered Public Accounting Firm	BlackRock S&P 500 Stock Fund

To the Shareholders and Board of Trustees of BlackRock Funds III:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock S&P 500 Stock Fund, a series of BlackRock Funds III (the “Trust”), at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Fund during the fiscal year ended December 31, 2010:

	Payable Dates
Qualified Dividend Income for Individuals*	4/1/2010	84.72%
	7/1/2010	84.72%
	10/1/2010	84.72%
	12/16/2010	84.72%
Dividends Qualifying for the Dividend Received Deduction for Corporations*	4/1/2010	83.76%
	7/1/2010	83.76%
	10/1/2010	83.76%
	12/16/2010	83.76%

*	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

BLACKROCK FUNDS III	DECEMBER 31, 2010	13

Master Portfolio Information as of December 31, 2010	Master Investment Portfolio

S&P 500 Stock Master Portfolio

Sector Allocation	Percent of Long-Term Investments
Information Technology	19%
Financials	16
Energy	12
Consumer Discretionary	11
Industrials	11
Health Care	11
Consumer Staples	10
Materials	4
Utilities	3
Telecommunication Services	3

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	3%
Apple, Inc.	3
Microsoft Corp.	2
General Electric Co.	2
Chevron Corp.	2
International Business Machines Corp.	2
Procter & Gamble Co.	2
AT&T, Inc.	2
Johnson & Johnson	1
JPMorgan Chase & Co.	1

14	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 11.5%
Auto Components – 0.2%
The Goodyear Tire & Rubber Co. (a)	45,279	$536,556
Johnson Controls, Inc.	125,803	4,805,675

		5,342,231

Automobiles – 0.6%
Ford Motor Co. (a)	698,864	11,733,927
Harley-Davidson, Inc.	43,899	1,521,978

		13,255,905

Distributors – 0.1%
Genuine Parts Co. (b)	29,380	1,508,369

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	23,651	933,978
DeVry, Inc.	11,735	563,045
H&R Block, Inc. (b)	57,513	684,980

		2,182,003

Hotels, Restaurants & Leisure – 1.7%
Carnival Corp.	80,328	3,703,924
Darden Restaurants, Inc. (b)	25,749	1,195,783
International Game Technology (b)	55,566	982,962
Marriott International, Inc., Class A (b)	53,690	2,230,283
McDonald’s Corp.	197,058	15,126,172
Starbucks Corp. (b)	138,282	4,443,001
Starwood Hotels & Resorts Worldwide, Inc. (b)	35,615	2,164,680
Wyndham Worldwide Corp. (b)	32,635	977,745
Wynn Resorts, Ltd.	14,144	1,468,713
Yum! Brands, Inc.	87,415	4,287,706

		36,580,969

Household Durables – 0.4%
D.R. Horton, Inc.	52,212	622,889
Fortune Brands, Inc. (b)	28,401	1,711,160
Harman International Industries, Inc. (a)(b)	12,962	600,141
Leggett & Platt, Inc. (b)	27,505	626,014
Lennar Corp., Class A (b)	29,711	557,081
Newell Rubbermaid, Inc.	54,147	984,392
Pulte Homes, Inc. (a)	62,773	472,053
Stanley Black & Decker, Inc.	30,882	2,065,079
Whirlpool Corp.	14,167	1,258,455

		8,897,264

Internet & Catalog Retail – 0.8%
Amazon.com, Inc. (a)(b)	66,141	11,905,380
Expedia, Inc. (b)	37,725	946,520
NetFlix, Inc. (a)	8,095	1,422,292
priceline.com, Inc. (a)	9,160	3,659,878

		17,934,070

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	25,403	1,198,513
Mattel, Inc. (b)	66,958	1,702,742

		2,901,255

Media – 3.1%
CBS Corp., Class B	126,897	2,417,388
Cablevision Systems Corp. (b)	44,794	1,515,829
Comcast Corp., Class A (b)	520,407	11,433,342
DIRECTV, Class A (a)	155,505	6,209,315
Discovery Communications, Inc. (a)(b)	53,058	2,212,519
Gannett Co., Inc.	44,468	671,022
Interpublic Group of Cos., Inc. (a)	91,117	967,662
The McGraw-Hill Cos., Inc.	57,302	2,086,366
Meredith Corp.	6,819	236,278
News Corp., Class A (b)	425,998	6,202,531
Omnicom Group, Inc. (b)	56,203	2,574,097
Scripps Networks Interactive, Inc., Class A (b)	16,739	866,243
Time Warner Cable, Inc. (b)	66,389	4,383,666
Time Warner, Inc. (b)	206,905	6,656,134
Viacom, Inc., Class B	112,758	4,466,344
The Walt Disney Co.	353,188	13,248,082
The Washington Post Co., Class B (b)	1,025	450,487

		66,597,305

Multiline Retail – 1.8%
Big Lots, Inc. (a)	14,060	428,268
Family Dollar Stores, Inc. (b)	23,481	1,167,241
J.C. Penney Co., Inc. (b)	44,074	1,424,031
Kohl’s Corp. (a)(b)	57,414	3,119,877
Macy’s, Inc.	79,187	2,003,431
Nordstrom, Inc.	31,459	1,333,232
Sears Holdings Corp. (a)(b)	8,255	608,806
Target Corp. (b)	132,071	7,941,429
Wal-Mart Stores, Inc.	365,407	19,706,399

		37,732,714

Specialty Retail – 2.0%
Abercrombie & Fitch Co., Class A	16,455	948,302
AutoNation, Inc. (a)	11,735	330,927
AutoZone, Inc. (a)(b)	5,078	1,384,212
Bed Bath & Beyond, Inc. (a)	48,330	2,375,419
Best Buy Co., Inc.	61,590	2,111,921
CarMax, Inc. (a)	41,992	1,338,705
GameStop Corp., Class A (a)(b)	28,009	640,846
The Gap, Inc. (b)	82,010	1,815,701
The Home Depot, Inc.	305,670	10,716,790
Limited Brands, Inc.	49,365	1,516,986
Lowe’s Cos., Inc. (b)	257,396	6,455,492
O’Reilly Automotive, Inc. (a)	26,057	1,574,364
RadioShack Corp.	21,232	392,580
Ross Stores, Inc. (b)	22,480	1,421,860
The Sherwin-Williams Co. (b)	16,746	1,402,478
Staples, Inc. (b)	134,890	3,071,445
The TJX Cos., Inc. (b)	73,825	3,277,092
Tiffany & Co.	23,537	1,465,649
Urban Outfitters, Inc. (a)(b)	24,117	863,630

		43,104,399

Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	55,232	3,054,882
NIKE, Inc., Class B (b)	71,306	6,090,959
Polo Ralph Lauren Corp.	12,057	1,337,362
VF Corp. (b)	16,193	1,395,513

		11,878,716

Total Consumer Discretionary		247,915,200

Consumer Staples – 9.6%
Beverages – 2.5%
Brown-Forman Corp., Class B (b)	19,347	1,346,938
The Coca-Cola Co. (b)	433,113	28,485,842
Coca-Cola Enterprises, Inc. (b)	63,220	1,582,397
Constellation Brands, Inc. (a)(b)	33,487	741,737
Dr Pepper Snapple Group, Inc. (b)	42,357	1,489,272

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	15

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Staples (concluded)
Beverages (concluded)
Molson Coors Brewing Co., Class B	29,460	$1,478,597
PepsiCo, Inc.	295,602	19,311,679

		54,436,462

Food & Staples Retailing – 1.4%
CVS Caremark Corp.	253,491	8,813,882
Costco Wholesale Corp. (b)	80,639	5,822,943
The Kroger Co. (b)	118,950	2,659,722
SUPERVALU, Inc. (b)	39,541	380,780
Safeway, Inc.	69,535	1,563,842
Sysco Corp. (b)	109,130	3,208,422
Walgreen Co. (b)	172,672	6,727,301
Whole Foods Market, Inc. (a)(b)	27,441	1,388,240

		30,565,132

Food Products – 1.6%
Archer Daniels Midland Co.	119,182	3,584,995
Campbell Soup Co. (b)	35,722	1,241,339
ConAgra Foods, Inc.	81,962	1,850,702
Dean Foods Co. (a)(b)	34,245	302,726
General Mills, Inc.	119,428	4,250,443
H.J. Heinz Co. (b)	59,840	2,959,686
The Hershey Co.	28,791	1,357,496
Hormel Foods Corp. (b)	12,909	661,715
The J.M. Smucker Co.	22,277	1,462,485
Kellogg Co. (b)	47,389	2,420,630
Kraft Foods, Inc., Class A	325,829	10,266,872
McCormick & Co., Inc. (b)	24,837	1,155,666
Sara Lee Corp. (b)	119,236	2,087,822
Tyson Foods, Inc., Class A	55,915	962,856

		34,565,433

Household Products – 2.2%
Colgate-Palmolive Co.	90,030	7,235,711
The Clorox Co. (b)	26,061	1,649,140
Kimberly-Clark Corp. (b)	76,061	4,794,886
The Procter & Gamble Co.	522,100	33,586,693

		47,266,430

Personal Products – 0.3%
Avon Products, Inc.	79,962	2,323,695
The Estee Lauder Cos., Inc., Class A (b)	21,154	1,707,128
Mead Johnson Nutrition Co. (b)	38,131	2,373,655

		6,404,478

Tobacco – 1.6%
Altria Group, Inc.	389,448	9,588,210
Lorillard, Inc.	27,906	2,289,966
Philip Morris International, Inc.	338,418	19,807,605
Reynolds American, Inc. (b)	63,040	2,056,365

		33,742,146

Total Consumer Staples		206,980,081

Energy – 11.8%
Energy Equipment & Services – 2.1%
Baker Hughes, Inc.	80,544	4,604,701
Cameron International Corp. (a)(b)	45,354	2,300,808
Diamond Offshore Drilling, Inc.	12,958	866,501
FMC Technologies, Inc. (a)(b)	22,337	1,985,983
Halliburton Co.	169,546	6,922,563
Helmerich & Payne, Inc. (b)	19,724	956,220
Nabors Industries Ltd. (a)	53,175	1,247,486
National Oilwell Varco, Inc. (b)	78,284	5,264,599
Rowan Cos., Inc. (a)(b)	23,565	822,654
Schlumberger Ltd.	254,482	21,249,247

		46,220,762

Oil, Gas & Consumable Fuels – 9.7%
Anadarko Petroleum Corp.	92,448	7,040,840
Apache Corp.	71,288	8,499,668
Cabot Oil & Gas Corp. (b)	19,410	734,668
Chesapeake Energy Corp. (b)	121,976	3,160,398
Chevron Corp. (b)	375,363	34,251,874
ConocoPhillips	274,037	18,661,920
CONSOL Energy, Inc. (b)	42,090	2,051,467
Denbury Resources, Inc. (a)(b)	74,427	1,420,811
Devon Energy Corp. (b)	80,558	6,324,609
EOG Resources, Inc. (b)	47,387	4,331,646
El Paso Corp. (b)	131,233	1,805,766
Exxon Mobil Corp.	940,528	68,771,407
Hess Corp.	55,970	4,283,944
Marathon Oil Corp. (b)	132,293	4,898,810
Massey Energy Co. (b)	18,964	1,017,419
Murphy Oil Corp.	35,897	2,676,121
Newfield Exploration Co. (a)(b)	24,981	1,801,380
Noble Energy, Inc. (b)	32,707	2,815,418
Occidental Petroleum Corp.	151,570	14,869,017
Peabody Energy Corp. (b)	50,343	3,220,945
Pioneer Natural Resources Co. (b)	21,623	1,877,309
QEP Resources, Inc.	32,647	1,185,413
Range Resources Corp. (b)	29,831	1,341,798
Southwestern Energy Co. (a)(b)	64,800	2,425,464
Spectra Energy Corp. (b)	120,799	3,018,767
Sunoco, Inc. (b)	22,475	905,967
Tesoro Corp. (a)	26,597	493,108
Valero Energy Corp.	105,557	2,440,478
The Williams Cos., Inc.	108,989	2,694,208

		209,020,640

Total Energy		255,241,402

Financials – 15.8%
Capital Markets – 2.5%
Ameriprise Financial, Inc.	46,250	2,661,687
The Bank of New York Mellon Corp.	231,393	6,988,069
The Charles Schwab Corp.	185,314	3,170,723
E*Trade Financial Corp. (a)	37,027	592,432
Federated Investors, Inc., Class B (b)	17,095	447,376
Franklin Resources, Inc.	27,157	3,020,130
The Goldman Sachs Group, Inc. (b)	95,357	16,035,233
Invesco Ltd.	86,183	2,073,563
Janus Capital Group, Inc.	34,576	448,451
Legg Mason, Inc.	28,513	1,034,166
Morgan Stanley	282,212	7,678,988
Northern Trust Corp.	45,129	2,500,598
State Street Corp.	93,555	4,335,339
T Rowe Price Group, Inc.	47,788	3,084,238

		54,070,993

Commercial Banks – 3.0%
BB&T Corp.	129,560	3,406,132
Comerica, Inc.	32,867	1,388,302

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financials (continued)
Commercial Banks (concluded)
Fifth Third Bancorp (b)	148,442	$2,179,129
First Horizon National Corp. (a)	43,862	516,700
Huntington Bancshares, Inc.	160,958	1,105,781
KeyCorp	164,091	1,452,205
M&T Bank Corp.	22,311	1,942,173
Marshall & Ilsley Corp.	98,346	680,554
PNC Financial Services Group, Inc. (b)(c)	98,114	5,957,482
Regions Financial Corp.	234,119	1,638,833
SunTrust Banks, Inc.	93,194	2,750,155
U.S. Bancorp (b)	357,828	9,650,621
Wells Fargo & Co.	979,013	30,339,613
Zions BanCorp.	33,227	805,090

		63,812,770

Consumer Finance – 0.7%
American Express Co.	195,359	8,384,808
Capital One Financial Corp.	85,149	3,623,942
Discover Financial Services (b)	101,414	1,879,202
SLM Corp. (a)	90,538	1,139,873

		15,027,825

Diversified Financial Services – 4.2%
Bank of America Corp.	1,881,122	25,094,167
CME Group, Inc. (b)	12,499	4,021,553
Citigroup, Inc. (a)	5,418,541	25,629,699
IntercontinentalExchange, Inc. (a)(b)	13,645	1,625,802
JPMorgan Chase & Co.	729,133	30,929,822
Leucadia National Corp. (b)	36,737	1,071,986
Moody’s Corp.	37,997	1,008,440
The NASDAQ OMX Group, Inc. (a)	26,201	621,226
NYSE Euronext	48,574	1,456,248

		91,458,943

Insurance – 3.8%
ACE Ltd.	63,337	3,942,728
Aon Corp.	61,552	2,832,008
Aflac, Inc.	87,950	4,963,018
The Allstate Corp. (b)	100,304	3,197,691
American International Group, Inc. (a)(b)	26,132	1,505,726
Assurant, Inc.	19,875	765,585
Berkshire Hathaway, Inc., Class B (a)	322,764	25,856,624
Chubb Corp. (b)	56,876	3,392,085
Cincinnati Financial Corp. (b)	30,323	960,936
Genworth Financial, Inc., Class A (a)	91,215	1,198,565
Hartford Financial Services Group, Inc.	82,827	2,194,087
Lincoln National Corp.	59,043	1,641,986
Loews Corp.	58,996	2,295,534
Marsh & McLennan Cos., Inc. (b)	101,496	2,774,901
MetLife, Inc. (b)	169,022	7,511,338
Principal Financial Group, Inc. (b)	59,709	1,944,125
The Progressive Corp.	123,756	2,459,032
Prudential Financial, Inc. (b)	90,540	5,315,603
Torchmark Corp.	14,889	889,469
The Travelers Cos., Inc. (b)	85,621	4,769,946
Unum Group	59,154	1,432,710
XL Group Plc	60,288	1,315,484

		83,159,181

Real Estate Investment Trusts (REITs) – 1.4%
Apartment Investment & Management Co.	21,815	563,700
AvalonBay Communities, Inc.	15,876	1,786,844
Boston Properties, Inc.	26,142	2,250,826
Equity Residential	53,070	2,756,986
HCP, Inc.	67,939	2,499,476
Health Care REIT, Inc.	27,087	1,290,425
Host Hotels & Resorts, Inc. (b)	124,254	2,220,419
Kimco Realty Corp.	75,650	1,364,726
Plum Creek Timber Co., Inc. (b)	30,152	1,129,192
ProLogis	106,190	1,533,384
Public Storage	26,105	2,647,569
Simon Property Group, Inc.	54,692	5,441,307
Ventas, Inc. (b)	29,282	1,536,719
Vornado Realty Trust	30,369	2,530,649

		29,552,222

Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A (a)	54,477	1,115,689

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc. (b)	98,164	1,250,609
People’s United Financial, Inc. (b)	68,692	962,375

		2,212,984

Total Financials		340,410,607

Health Care – 10.7%
Biotechnology – 1.3%
Amgen, Inc. (a)	176,226	9,674,807
Biogen Idec, Inc. (a)	44,448	2,980,238
Celgene Corp. (a)(b)	87,796	5,192,256
Cephalon, Inc. (a)(b)	14,017	865,129
Genzyme Corp. (a)	48,318	3,440,242
Gilead Sciences, Inc. (a)(b)	151,429	5,487,787

		27,640,459

Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	108,690	5,501,888
Becton Dickinson & Co. (b)	42,892	3,625,232
Boston Scientific Corp. (a)	284,198	2,151,379
C.R. Bard, Inc. (b)	17,384	1,595,330
CareFusion Corp. (a)	41,433	1,064,828
DENTSPLY International, Inc. (b)	26,461	904,172
Hospira, Inc. (a)	31,189	1,736,916
Intuitive Surgical, Inc. (a)	7,336	1,890,854
Medtronic, Inc. (b)	201,311	7,466,625
St. Jude Medical, Inc. (a)(b)	63,963	2,734,418
Stryker Corp.	63,636	3,417,253
Varian Medical Systems, Inc. (a)(b)	22,194	1,537,600
Zimmer Holdings, Inc. (a)(b)	36,827	1,976,873

		35,603,368

Health Care Providers & Services – 1.9%
Aetna, Inc.	74,627	2,276,870
AmerisourceBergen Corp.	51,545	1,758,715
CIGNA Corp.	50,552	1,853,236
Cardinal Health, Inc. (b)	65,088	2,493,521
Coventry Health Care, Inc. (a)(b)	27,659	730,198
DaVita, Inc. (a)	18,130	1,259,854
Express Scripts, Inc. (a)	98,305	5,313,385
Humana, Inc. (a)	31,363	1,716,811
Laboratory Corp. of America Holdings (a)(b)	18,969	1,667,754
McKesson Corp. (b)	47,201	3,322,006
Medco Health Solutions, Inc. (a)	79,159	4,850,072

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	17

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Providers & Services (concluded)
Patterson Cos., Inc. (b)	18,026	$552,136
Quest Diagnostics, Inc. (b)	26,381	1,423,783
Tenet Healthcare Corp. (a)	90,436	605,017
UnitedHealth Group, Inc.	205,159	7,408,292
WellPoint, Inc. (a)	73,416	4,174,434

		41,406,084

Health Care Technology – 0.1%
Cerner Corp. (a)(b)	13,332	1,263,074

Life Sciences Tools & Services – 0.4%
Life Technologies Corp. (a)	34,842	1,933,731
PerkinElmer, Inc. (b)	21,978	567,472
Thermo Fisher Scientific, Inc. (a)	74,137	4,104,224
Waters Corp. (a)(b)	17,035	1,323,790

		7,929,217

Pharmaceuticals – 5.4%
Abbott Laboratories (b)	288,338	13,814,274
Allergan, Inc.	57,325	3,936,508
Bristol-Myers Squibb Co.	319,261	8,454,031
Eli Lilly & Co. (b)	189,169	6,628,482
Forest Laboratories, Inc. (a)	53,228	1,702,231
Johnson & Johnson	512,226	31,681,178
King Pharmaceuticals, Inc. (a)	46,533	653,789
Merck & Co., Inc. (b)	574,660	20,710,746
Mylan, Inc. (a)(b)	81,063	1,712,861
Pfizer, Inc.	1,494,000	26,159,940
Watson Pharmaceuticals, Inc. (a)(b)	23,472	1,212,329

		116,666,369

Total Health Care		230,508,571

Industrials – 10.9%
Aerospace & Defense – 2.6%
The Boeing Co.	136,838	8,930,048
General Dynamics Corp. (b)	70,457	4,999,629
Goodrich Corp.	23,354	2,056,787
Honeywell International, Inc. (b)	145,531	7,736,428
ITT Corp. (b)	34,188	1,781,536
L-3 Communications Holdings, Inc.	21,112	1,488,185
Lockheed Martin Corp.	55,080	3,850,643
Northrop Grumman Corp. (b)	54,462	3,528,048
Precision Castparts Corp. (b)	26,607	3,703,960
Raytheon Co. (b)	67,994	3,150,842
Rockwell Collins, Inc.	29,304	1,707,251
United Technologies Corp. (b)	172,233	13,558,182

		56,491,539

Air Freight & Logistics – 1.1%
C.H. Robinson Worldwide, Inc. (b)	30,919	2,479,395
Expeditors International of Washington, Inc.	39,552	2,159,539
FedEx Corp. (b)	58,745	5,463,872
United Parcel Service, Inc., Class B	184,455	13,387,744

		23,490,550

Airlines – 0.1%
Southwest Airlines Co. (b)	139,051	1,804,882

Building Products – 0.0%
Masco Corp. (b)	66,824	845,992

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	20,138	852,643
Cintas Corp.	23,578	659,241
Iron Mountain, Inc.	37,155	929,246
Pitney Bowes, Inc. (b)	37,930	917,147
R.R. Donnelley & Sons Co. (b)	38,453	671,774
Republic Services, Inc.	57,453	1,715,547
Stericycle, Inc. (a)(b)	15,901	1,286,709
Waste Management, Inc.	88,726	3,271,328

		10,303,635

Construction & Engineering – 0.2%
Fluor Corp. (b)	33,323	2,207,982
Jacobs Engineering Group, Inc. (a)(b)	23,437	1,074,587
Quanta Services, Inc. (a)	40,235	801,481

		4,084,050

Electrical Equipment – 0.6%
Emerson Electric Co.	140,435	8,028,669
First Solar, Inc. (a)(b)	10,048	1,307,647
Rockwell Automation, Inc. (b)	26,444	1,896,299
Roper Industries, Inc. (b)	17,686	1,351,741

		12,584,356

Industrial Conglomerates – 2.5%
3M Co. (b)	133,343	11,507,501
General Electric Co.	1,987,297	36,347,662
Textron, Inc. (b)	51,114	1,208,335
Tyco International Ltd.	91,291	3,783,099

		52,846,597

Machinery – 2.3%
Caterpillar, Inc.	118,392	11,088,595
Cummins, Inc.	36,896	4,058,929
Danaher Corp. (b)	100,036	4,718,698
Deere & Co.	79,015	6,562,196
Dover Corp.	34,796	2,033,826
Eaton Corp.	31,399	3,187,312
Flowserve Corp. (b)	10,428	1,243,226
Illinois Tool Works, Inc. (b)	92,501	4,939,553
Ingersoll-Rand Plc	60,451	2,846,638
PACCAR, Inc. (b)	67,954	3,901,919
Pall Corp. (b)	21,484	1,065,177
Parker Hannifin Corp.	30,045	2,592,883
Snap-on, Inc.	10,829	612,705

		48,851,657

Professional Services – 0.1%
Dun & Bradstreet Corp. (b)	9,335	766,310
Equifax, Inc. (b)	23,017	819,405
Monster Worldwide, Inc. (a)	24,194	571,704
Robert Half International, Inc. (b)	27,506	841,684

		2,999,103

Road & Rail – 0.8%
CSX Corp. (b)	69,793	4,509,326
Norfolk Southern Corp. (b)	67,776	4,257,688
Ryder System, Inc.	9,748	513,135
Union Pacific Corp.	91,982	8,523,052

		17,803,201

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Trading Companies & Distributors – 0.1%
Fastenal Co. (b)	27,483	$1,646,507
W.W. Grainger, Inc. (b)	10,821	1,494,488

		3,140,995

Total Industrials		235,246,557

Information Technology – 18.4%
Communications Equipment – 2.2%
Cisco Systems, Inc. (a)	1,033,825	20,914,280
F5 Networks, Inc. (a)	15,086	1,963,594
Harris Corp. (b)	23,836	1,079,771
JDS Uniphase Corp. (a)(b)	41,379	599,168
Juniper Networks, Inc. (a)(b)	97,608	3,603,687
Motorola, Inc. (a)(b)	438,290	3,975,290
QUALCOMM, Inc.	301,748	14,933,508
Tellabs, Inc. (b)	68,814	466,559

		47,535,857

Computers & Peripherals – 6.0%
Apple, Inc. (a)	171,097	55,189,048
Dell, Inc. (a)	313,231	4,244,280
EMC Corp. (a)(b)	384,334	8,801,249
Hewlett-Packard Co.	422,895	17,803,880
International Business Machines Corp.	231,723	34,007,668
Lexmark International, Inc., Class A (a)	14,637	509,660
NetApp, Inc. (a)	67,427	3,705,788
QLogic Corp. (a)(b)	19,702	335,328
SanDisk Corp. (a)	43,755	2,181,624
Teradata Corp. (a)(b)	31,186	1,283,616
Western Digital Corp. (a)(b)	42,747	1,449,123

		129,511,264

Electronic Equipment, Instruments & Components – 0.6%
Agilent Technologies, Inc. (a)(b)	64,567	2,675,011
Amphenol Corp., Class A (b)	32,583	1,719,731
Corning, Inc. (b)	291,649	5,634,659
FLIR Systems, Inc. (a)	29,473	876,822
Jabil Circuit, Inc. (b)	36,479	732,863
Molex, Inc. (b)	25,659	582,972

		12,222,058

Internet Software & Services – 1.9%
Akamai Technologies, Inc. (a)(b)	34,057	1,602,382
eBay, Inc. (a)(b)	213,991	5,955,369
Google, Inc., Class A (a)	46,524	27,633,860
VeriSign, Inc.	32,080	1,048,054
Yahoo!, Inc. (a)	243,127	4,043,202

		40,282,867

IT Services – 1.3%
Automatic Data Processing, Inc.	92,009	4,258,176
Cognizant Technology Solutions Corp., Class A (a)	56,616	4,149,387
Computer Sciences Corp.	28,779	1,427,438
Fidelity National Information Services, Inc.	49,513	1,356,161
Fiserv, Inc. (a)(b)	27,722	1,623,400
MasterCard, Inc., Class A (b)	18,052	4,045,634
Paychex, Inc. (b)	59,968	1,853,611
SAIC, Inc. (a)(b)	54,733	868,065
Total System Services, Inc. (b)	30,257	465,353
Visa, Inc., Class A (b)	90,891	6,396,909
The Western Union Co.	122,609	2,276,849

		28,720,983

Office Electronics – 0.1%
Xerox Corp.	258,802	2,981,399

Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc. (a)	106,909	874,516
Altera Corp.	58,320	2,075,025
Analog Devices, Inc. (b)	55,837	2,103,380
Applied Materials, Inc. (b)	249,061	3,499,307
Broadcom Corp., Class A	84,960	3,700,008
Intel Corp.	1,040,433	21,880,306
KLA-Tencor Corp. (b)	31,161	1,204,061
LSI Corp. (a)	114,998	688,838
Linear Technology Corp. (b)	42,130	1,457,277
MEMC Electronic Materials, Inc. (a)	42,387	477,278
Microchip Technology, Inc. (b)	34,950	1,195,639
Micron Technology, Inc. (a)	159,373	1,278,171
NVIDIA Corp. (a)(b)	108,420	1,669,668
National Semiconductor Corp. (b)	44,650	614,384
Novellus Systems, Inc. (a)	16,794	542,782
Teradyne, Inc. (a)(b)	33,890	475,816
Texas Instruments, Inc.	219,002	7,117,565
Xilinx, Inc. (b)	48,248	1,398,227

		52,252,248

Software – 3.9%
Adobe Systems, Inc. (a)(b)	94,886	2,920,591
Autodesk, Inc. (a)	42,368	1,618,458
BMC Software, Inc. (a)	33,186	1,564,388
CA, Inc.	71,571	1,749,195
Citrix Systems, Inc. (a)	35,035	2,396,744
Compuware Corp. (a)(b)	41,170	480,454
Electronic Arts, Inc. (a)(b)	62,206	1,018,934
Intuit, Inc. (a)(b)	52,142	2,570,601
McAfee, Inc. (a)(b)	28,767	1,332,200
Microsoft Corp.	1,404,268	39,207,162
Novell, Inc. (a)	65,475	387,612
Oracle Corp.	722,013	22,599,007
Red Hat, Inc. (a)	35,563	1,623,451
Salesforce.com, Inc. (a)	22,064	2,912,448
Symantec Corp. (a)	144,786	2,423,718

		84,804,963

Total Information Technology		398,311,639

Materials – 3.7%
Chemicals – 2.0%
Air Products & Chemicals, Inc.	39,975	3,635,726
Airgas, Inc.	14,039	876,876
CF Industries Holdings, Inc.	13,250	1,790,738
The Dow Chemical Co. (b)	216,517	7,391,890
E.I. du Pont de Nemours & Co. (b)	170,287	8,493,916
Eastman Chemical Co.	13,466	1,132,221
Ecolab, Inc. (b)	43,287	2,182,531
FMC Corp. (b)	13,511	1,079,394
International Flavors & Fragrances, Inc.	14,886	827,513
Monsanto Co.	100,047	6,967,273
PPG Industries, Inc.	30,407	2,556,316

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	19

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Chemicals (concluded)
Praxair, Inc. (b)	57,164	$5,457,447
Sigma-Aldrich Corp. (b)	22,616	1,505,321

		43,897,162

Construction Materials – 0.1%
Vulcan Materials Co. (b)	23,910	1,060,648
Containers & Packaging – 0.2%
Ball Corp. (b)	16,474	1,121,056
Bemis Co., Inc. (b)	20,033	654,278
Owens-Illinois, Inc. (a)	30,488	935,981
Sealed Air Corp. (b)	29,750	757,137

		3,468,452

Metals & Mining – 1.2%
AK Steel Holding Corp. (b)	20,224	331,067
Alcoa, Inc. (b)	190,366	2,929,733
Allegheny Technologies, Inc. (b)	18,375	1,013,933
Cliffs Natural Resources, Inc. (b)	25,248	1,969,596
Freeport-McMoRan Copper & Gold, Inc. (b)	87,835	10,548,105
Newmont Mining Corp.	91,978	5,650,209
Nucor Corp. (b)	58,825	2,577,711
Titanium Metals Corp. (a)	16,790	288,452
United States Steel Corp. (b)	26,762	1,563,436

		26,872,242
Paper & Forest Products – 0.2%
International Paper Co. (b)	81,466	2,219,134
MeadWestvaco Corp.	31,383	820,979
Weyerhaeuser Co.	99,843	1,890,028

		4,930,141

Total Materials		80,228,645

Telecommunication Services – 3.1%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	1,102,347	32,386,955
CenturyLink, Inc. (b)	56,578	2,612,206
Frontier Communications Corp.	185,992	1,809,702
Qwest Communications International, Inc.	325,552	2,477,451
Verizon Communications, Inc.	527,268	18,865,649
Windstream Corp. (b)	90,065	1,255,506

		59,407,469

Wireless Telecommunication Services – 0.3%
American Tower Corp., Class A (a)	74,436	3,843,875
MetroPCS Communications, Inc. (a)(b)	48,811	616,483
Sprint Nextel Corp. (a)	556,352	2,353,369

		6,813,727

Total Telecommunication Services		66,221,196

Utilities – 3.3%
Electric Utilities – 1.7%
Allegheny Energy, Inc.	31,616	766,372
American Electric Power Co., Inc.	89,654	3,225,751
Duke Energy Corp. (b)	247,095	4,400,762
Edison International (b)	60,735	2,344,371
Entergy Corp.	33,745	2,390,158
Exelon Corp. (b)	123,465	5,141,083
FirstEnergy Corp. (b)	56,825	2,103,661
NextEra Energy, Inc. (b)	77,520	4,030,265
Northeast Utilities (b)	32,835	1,046,780
PPL Corp. (b)	89,986	2,368,432
Pepco Holdings, Inc. (b)	41,733	761,627
Pinnacle West Capital Corp.	20,251	839,404
Progress Energy, Inc. (b)	54,771	2,381,443
Southern Co. (b)	156,448	5,981,007

		37,781,116

Gas Utilities – 0.1%
EQT Corp. (b)	27,798	1,246,462
Nicor, Inc. (b)	8,508	424,719
Oneok, Inc. (b)	19,837	1,100,359

		2,771,540

Independent Power Producers & Energy Traders – 0.2%
The AES Corp. (a)	123,435	1,503,438
Constellation Energy Group, Inc. (b)	37,268	1,141,519
NRG Energy, Inc. (a)	46,108	900,950

		3,545,907

Multi-Utilities – 1.3%
Ameren Corp. (b)	44,593	1,257,077
CMS Energy Corp. (b)	45,658	849,239
Centerpoint Energy, Inc.	79,242	1,245,684
Consolidated Edison, Inc. (b)	54,206	2,686,992
DTE Energy Co.	31,465	1,425,994
Dominion Resources, Inc. (b)	108,276	4,625,551
Integrys Energy Group, Inc. (b)	14,396	698,350
NiSource, Inc. (b)	51,815	912,980
PG&E Corp. (b)	73,144	3,499,209
Public Service Enterprise Group, Inc.	94,319	3,000,287
SCANA Corp. (b)	21,254	862,912
Sempra Energy (b)	44,775	2,349,792
TECO Energy, Inc. (b)	39,999	711,982
Wisconsin Energy Corp. (b)	21,791	1,282,618
Xcel Energy, Inc. (b)	85,682	2,017,811

		27,426,478

Total Utilities		71,525,041

Total Long-Term Investments (Cost – $1,809,138,235) – 98.8%		2,132,588,939

Short-Term Securities
Money Market Funds – 18.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	350,818,795	350,818,795
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	53,051,433	53,051,433

		403,870,228

	Par (000)
U.S. Treasury Obligations – 0.1%
U.S. Treasury Bill, 0.14%, 3/24/11 (f)(g)	2,750	2,749,296

Total Short-Term Securities (Cost – $406,619,382) – 18.8%		406,619,524

Total Investments (Cost – $2,215,757,617*) – 117.6%		2,539,208,463
Liabilities in Excess of Other Assets – (17.6)%		(380,491,682)

Net Assets – 100.0%		$2,158,716,781

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,296,585,494

Gross unrealized appreciation	$599,759,310
Gross unrealized depreciation	(357,136,341)

Net unrealized appreciation	$242,622,969

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Loss	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	195,914,609	154,904,186	[1]	–	350,818,795	$350,818,795	–	$742,999
BlackRock Cash Funds:
Prime, SL Agency Shares	26,419,811	26,631,622	[1]	–	53,051,433	$53,051,433	–	$119,499
PNC Financial Services Group, Inc.	93,431	17,521		(12,838)	98,114	$5,957,482	$(2,003,957)	$39,131

[1]	Represents net activity
(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rate shown is the yield to maturity as of the date of purchase.
•

In order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
424	S&P 500 INDEX	Chicago	March 2011	$26,563,600	$674,494

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	21

Schedule of Investments (concluded)	S&P Stock Master Portfolio

The following tables summarize the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$2,132,588,939	–	–	$2,132,588,939
Short-Term Securities:
Money Market Funds	403,870,228	–	–	403,870,228
U.S. Government Obligations	–	$2,749,296	–	2,749,296

Total	$2,536,459,167	$2,749,296	–	$2,539,208,463

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$674,494	–	–	$674,494

Total	$674,494	–	–	$674,494

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statement of Assets and Liabilities	S&P 500 Stock Master Portfolio

December 31, 2010
Assets
Investments at value – unaffiliated[1,2]	$2,129,380,753
Investments at value – affiliated[3]	409,827,710
Dividends receivable	2,500,736
Securities lending income receivable – affiliated	49,032
Interest receivable	169

Total assets	2,541,758,400

Liabilities
Collateral on securities loaned at value	382,904,489
Margin variation payable	33,234
Investment advisory fees payable	82,903
Professional fees payable	20,640
Trustees’ fees payable	353

Total liabilities	383,041,619

Net assets	$2,158,716,781

Net Assets Consist of
Investors’ capital	$1,834,591,441
Net unrealized appreciation/depreciation	324,125,340

Net assets	$2,158,716,781

[1] Investments at cost – unaffiliated	$1,806,384,731

[2] Securities loaned at value	$373,323,159

[3] Investments at cost – affiliated	$409,372,886

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	23

Statement of Operations	S&P 500 Stock Master Portfolio

Year Ended December 31, 2010
Investment Income
Dividends – unaffiliated	$40,599,881
Securities lending – affiliated	739,091
Income – affiliated	162,538
Interest	7,742

Total income	41,509,252

Expenses
Investment advisory	1,009,304
Professional	27,087
Independent Trustees	56,517

Total expenses	1,092,908
Less fees waived by advisor	(83,604)

Total expenses after fees waived	1,009,304

Net investment income	40,499,948

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(97,436,485)
Investments – affiliated	(2,003,957)
Financial futures contracts	1,667,784

(97,772,658)

Net change in unrealized appreciation/depreciation on:
Investments	343,480,848
Financial futures contracts	303,047

343,783,895

Total realized and unrealized gain	246,011,237

Net Increase in Net Assets Resulting from Operations	$286,511,185

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Changes in Net Assets	S&P 500 Stock Master Portfolio

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009
Operations
Net investment income	$40,499,948	$40,788,743
Net realized loss	(97,772,658)	(63,153,127)
Net change in unrealized appreciation/depreciation	343,783,895	451,937,162

Net increase in net assets resulting from operations	286,511,185	429,572,778

Capital Transactions
Proceeds from contributions	253,464,019	451,069,480
Fair value of withdrawals	(430,320,410)	(522,559,993)

Net decrease in net assets derived from capital transactions	(176,856,391)	(71,490,513)

Net Assets
Total increase in net assets	109,654,794	358,082,265
Beginning of year	2,049,061,987	1,690,979,722

End of year	$2,158,716,781	$2,049,061,987

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	25

Financial Highlights	S&P 500 Stock Master Portfolio

	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	15.06%	26.63%	(36.86)%	5.54%	15.75%

Ratios to Average Net Assets
Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	2.01%	2.35%	2.32%	1.98%	1.93%

Supplemental Data
Net assets, end of year (000)	$2,158,717	$2,049,062	$1,690,980	$2,920,748	$2,727,449

Portfolio turnover[1]	9%	5%	8%	7%	14%

[1]	Portfolio turnover rates include in-kind transactions, if any.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements	S&P 500 Stock Master Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to S&P 500 Stock Master Portfolio (the “Master Portfolio”), which is a series of MIP. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Investments in open-end registered investment companies are valued at net asset value each business day.

Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Financial futures contracts traded on exchanges are valued at their last sale price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”) seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities Lending: The Master Portfolio may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio is entitled to dividend and interest payments on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses

BLACKROCK FUNDS III	DECEMBER 31, 2010	27

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the return of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk).

Financial futures contracts are agreements between the Fund and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of December 31, 2010
Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity Contracts	Net unrealized appreciation/depreciation*	$674,494

*	Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only the current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Year Ended December 31, 2010
	Net Realized Gain From Financial Futures Contracts	Net Change in Unrealized Appreciation on Financial Futures Contracts
Equity Contracts	$1,667,784	$303,047

For the year ended December 31, 2010, the average quarterly number of contracts and notional amount of outstanding financial futures contracts purchased was 845 and $47,219,575, respectively.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio whereby BFA reduces the investment advisory fee by an amount equal to the independent expenses, through April 30, 2012, and are shown as fees waived by advisor in the Statement of Operations.

28	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements (concluded)	S&P 500 Stock Master Portfolio

MIP entered into an administration services arrangement with Black-Rock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators.

BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio. BTC has agreed to bear all costs of the Master Portfolio, excluding brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses.

The Master Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or in registered money market funds advised by BTC or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BTC is disclosed in the Schedule of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statement of Operations. BTC has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

The Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statement of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments excluding short-term securities for the year ended December 31, 2010, were $166,344,718 and $277,814,286, respectively.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial investments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	29

Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of S&P 500 Stock Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

30	BLACKROCK FUNDS III	DECEMBER 31, 2010

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Registered Investment Companies (‘RICs’) Consisting of Investment Portfolios (‘Portfolios’) Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2009	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2009	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2009	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2009	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2009	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

BLACKROCK FUNDS III	DECEMBER 31, 2010	31

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Registered Investment Companies (‘RICs’) Consisting of Investment Portfolios (‘Portfolios’) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2009	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs consisting of 95 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, the Trustees were elected to the Trust’s/MIP’s Board. As a result, although the chart shows the Trustees as joining the Trust’s/MIP’s Board in 2009, each Independent Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005.	169 RICs consisting of 290 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	169 RICs consisting of 290 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Trust/MIP based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust/MIP based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

32	BLACKROCK FUNDS III	DECEMBER 31, 2010

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years
Trust/MIP Officers[4]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Landing Group since 2010, Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2009	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2009	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2009	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro[5] 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and principal thereof from 2004 to 2008.

[4]	Officers of the Trust/MIP serve at the pleasure of the Board.
[5]	Ira P. Shapiro served as Vice President and Chief Legal Officer of the Trust/MIP from 2007 to 2009.

Further information about the Trust/MIP Officers and Trustees is available in the Trust/MIP Statement of Additional Information, which can be obtained without charge by calling (877) 244-1544.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

Effective November 16, 2010, Ira Shapiro became Secretary of the Trust.

BLACKROCK FUNDS III	DECEMBER 31, 2010	33

Officers and Trustees (concluded)

Investment Advisor BlackRock Fund Advisors San Francisco, CA 94105	Custodian State Street Bank and Trust Company Boston, MA 02101	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP New York, NY 10017	Accounting Agent State Street Bank and Trust Company Boston, MA 02101 Legal Counsel Sidley Austin LLP New York, NY 10019	Distributor BlackRock Investments, LLC New York, NY 10022 Address of the Funds 400 Howard Street San Francisco, CA 94105

34	BLACKROCK FUNDS III	DECEMBER 31, 2010

Additional Information

General Information

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Master Portfolio file its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio votes proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	DECEMBER 31, 2010	35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#SPSF-12/10

December 31, 2010

Annual Report

BlackRock Funds III

▶	LifePath® Retirement Portfolio
▶	LifePath 2020 Portfolio®
▶	LifePath 2030 Portfolio®
▶	LifePath 2040 Portfolio®
▶	LifePath® 2050 Portfolio

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS III	DECEMBER 31, 2010

Dear Shareholder:

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beat out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of December 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	23.27%	15.06%
US small cap equities (Russell 2000 Index)	29.38	26.85
International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Portfolio Summary as of December 31, 2010	LifePath Portfolios

Portfolio Management Commentary

How did each Portfolio perform?

•

For the 12-month period, all share classes of the LifePath Portfolios with target dates of 2020, 2030, 2040, and 2050, as well as all share classes of the LifePath Retirement Portfolio (altogether, the “LifePath Portfolios”), through their investment in their respective LifePath Master Portfolio, lagged their respective custom benchmarks.

What factors influenced performance?

•

Following a positive first quarter, the LifePath Portfolios were negatively impacted by heightened market volatility and decreased investor risk appetite in the second quarter. Shorter dated funds (e.g., LifePath Retirement Portfolio) were less affected by the volatile equity markets than the longer dated funds (e.g., LifePath 2050), which are more heavily allocated to equities.

•

In the second half of the year, equity markets staged a broad rebound and outperformed fixed income markets. While all of the LifePath Portfolios benefited from the rally, the longer dated funds (e.g., LifePath 2050) derived a greater benefit due to their larger exposure to equities than the shorter dated funds (e.g., LifePath Retirement Portfolio), which are allocated more heavily toward fixed income investments.

•

For the 12-month period, however, the Active Stock Master Portfolio underperformed the S&P 500 Index, resulting in the LifePath Portfolios’ underperformance relative to their respective custom benchmarks for the year. Over the course of 2010, markets were driven more by the influence of broad macroeconomic themes on investor sentiment than by company fundamentals. Consequently, the Active Stock Master Portfolio’s quantitative model for security selection, which is based on factors such as relative value, earnings quality and measures of sentiment, failed to add value in this environment. Also, having a negative impact on the performance of the LifePath Portfolios was their allocation to the iShares MSCI EAFE Index Fund, which failed to adequately track its benchmark index over the annual period.

•

The LifePath Portfolios invest a portion of their assets in the CoreAlpha Bond Master Portfolio, which performed in line with its benchmark, the Barclays Capital US Aggregate Bond Index, for the annual period.

•	The remaining exposures within the LifePath Portfolios are implemented through various iShares exchange-traded funds, which generally performed in line with their respective indexes.

Describe recent portfolio activity.

•

Each LifePath Portfolio has its own time horizon, which affects the acceptable risk level of the LifePath Portfolio and, in turn, its asset allocation. As such, the asset allocation of each LifePath Portfolio was updated systematically during the reporting period, as investors’ time horizons decreased and the LifePath Portfolios were rebalanced accordingly.

Describe portfolio positioning at period end.

•

The LifePath Portfolios are largely managed in line with their respective strategic asset allocation benchmarks. As such, any over/underweights in the individual LifePath Portfolios relative to their respective benchmarks are typically small and not material to performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the LifePath Portfolios” are to the feeder funds or the Master Portfolios, as the context requires.

4	BLACKROCK FUNDS III	DECEMBER 31, 2010

LifePath® Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]

The Portfolio compares its performance to that of a customized weighted index (the “LifePath Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Citigroup 3-Month Treasury Bill Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate Index	MSCI All Country World (“ACWI”) ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P Small Cap 600 Index
12/31/99 to 12/31/00	69.2%	—	11.0%	—	—	—	6.9%	0.8%	11.2%	0.9%
1/01/01 to 12/31/01	73.9	—	6.5	—	—	—	6.4	0.9	11.5	0.8
1/01/02 to 12/31/02	65.0	—	—	—	—	—	9.7	1.9	21.8	1.6
1/01/03 to 12/31/03	65.0	—	—	—	—	—	9.1	2.1	22.0	1.8
1/01/04 to 12/31/04	65.0	—	—	—	—	—	8.7	2.3	21.7	2.3
1/01/05 to 12/31/05	65.0	—	—	—	—	—	8.7	3.2	20.9	2.2
1/01/06 to 12/31/06	52.0	10.2%	—	2.7%	—	—	9.9	3.3	20.2	1.7
1/01/07 to 12/31/07	52.6	9.6	—	2.8	—	2.7%	7.7	3.6	19.2	1.8
1/01/08 to 12/31/08	53.0	9.0	—	1.3	1.3%	11.4	—	4.1	18.0	1.9
1/01/09 to 12/31/09	52.9	9.1	—	—	1.6	10.8	—	4.7	18.7	2.2
1/01/10 to 12/31/10	52.9	9.1	—	—	1.1	10.8	—	5.0	18.9	2.2

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	DECEMBER 31, 2010	5

LifePath® Retirement Portfolio (concluded)
Performance Summary for the Period Ended December 31, 2010

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	9.77%	9.33%	—	4.54%	—	4.57%	—	5.78%[1]		—
Investor A	9.71	9.12	3.39%	4.29%	3.17%	—	—	6.18	[2]	5.44%[2]
Investor C	9.23	—	—	—	—	—	—	4.22	[3]	3.22	[3]
Class K	10.08	9.82	—	—	—	—	—	3.73	[4]	—
Class R	9.49	—	—	—	—	—	—	4.55	[3]	—
Citigroup 3-Month Treasury Bill Index	0.08	0.13	—	2.30	—	2.26	—	—		—
Barclays Capital US Aggregate Bond Index	1.15	6.54	—	5.80	—	5.84	—	—		—
LifePath Retirement Custom Benchmark	10.00	10.86	—	5.32	—	5.49	—	—		—
S&P 1500 Index	23.85	16.38	—	2.65	—	2.07	—	—		—
MSCI All Country World (“ACWI”) ex US IMI Index	25.84	12.73	—	5.12	—	6.22%	—	—		—

[1]

Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares are successors to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2000 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

[2]

Total return is calculated from an inception date of April 11, 2003. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 4.31%.

[3]	Total return is calculated from an inception date of May 3, 2010.
[4]	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS III	DECEMBER 31, 2010

LifePath 2020 Portfolio®

Total Return Based on a $10,000 Investment

[1]

The Portfolio compares its performance to that of a customized weighted index (the “LifePath 2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate Index	MSCI All Country World (“ACWI”) ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
12/31/99 to 12/31/00	35.0%	—	—	—	—	18.4%	3.0%	40.6%	3.0%
1/01/01 to 12/31/01	36.6	—	—	—	—	17.0	3.1	40.3	3.0
1/01/02 to 12/31/02	33.0	—	—	—	—	17.0	3.7	43.0	3.3
1/01/03 to 12/31/03	36.5	—	—	—	—	15.4	3.7	41.1	3.3
1/01/04 to 12/31/04	34.2	—	—	—	—	16.2	3.0	43.8	2.8
1/01/05 to 12/31/05	35.4	—	—	—	—	15.9	4.3	41.4	3.0
1/01/06 to 12/31/06	28.5	5.2%	4.3%	—	—	16.8	5.1	37.5	2.6
1/01/07 to 12/31/07	29.7	5.0	4.5	—	17.2%	—	5.4	35.4	2.8
1/01/08 to 12/31/08	31.6	5.1	2.2	2.2%	18.4	—	5.8	32.0	2.7
1/01/09 to 12/31/09	33.8	5.5	—	4.8	16.9	—	5.8	30.4	2.8
1/01/10 to 12/31/10	35.2	5.7	—	4.0	16.5	—	5.8	30.2	2.6

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	DECEMBER 31, 2010	7

LifePath 2020 Portfolio® (concluded)
Performance Summary for the Period Ended December 31, 2010

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	14.70%	10.90%	—	3.46%	—	3.13%	—	6.97%[1]		—
Investor A	14.58	10.56	4.76%	3.21	2.10%	—	—	3.92	[2]	3.28%[2]
Investor C	14.10	—	—	—	—	—	—	5.03	[3]	4.03	[3]
Class K	14.90	11.28	—	—	—	—	—	0.91	[4]	—
Class R	14.38	—	—	—	—	—	—	5.34	[3]	—
Citigroup 3-Month Treasury Bill Index	0.08	0.13	—	2.30	—	2.26	—	—		—
Barclays Capital US Aggregate Bond Index	1.15	6.54	—	5.80	—	5.84	—	—		—
LifePath 2020 Custom Benchmark	14.81	12.74	—	4.59	—	4.17	—	—		—
S&P 1500 Index	23.85	16.38	—	2.65	—	2.07	—	—		—
MSCI All Country World (“ACWI”) ex US IMI Index	25.84	12.73	—	5.12	—	6.22	—	—		—

[1]

Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares are successors to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2020 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

[2]

Total return is calculated from an inception date of March 7, 2002. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 3.14%.

[3]	Total return is calculated from an inception date of May 3, 2010.
[4]	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS III	DECEMBER 31, 2010

LifePath 2030 Portfolio®

Total Return Based on a $10,000 Investment

[1]

The Portfolio compares its performance to that of a customized weighted index (the “LifePath 2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate Index	MSCI All Country World (“ACWI”) ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
12/31/99 to 12/31/00	19.6%	—	—	—	—	23.6%	3.6%	49.5%	3.7%
1/01/01 to 12/31/01	21.2	—	—	—	—	21.2	3.9	50.0	3.7
1/01/02 to 12/31/02	21.6	—	—	—	—	19.8	4.3	50.4	3.9
1/01/03 to 12/31/03	24.9	—	—	—	—	18.6	4.4	48.3	3.8
1/01/04 to 12/31/04	21.0	—	—	—	—	19.4	3.2	53.3	3.1
1/01/05 to 12/31/05	21.8	—	—	—	—	19.2	4.8	50.9	3.3
1/01/06 to 12/31/06	16.7	2.7%	5.1%	—	—	20.3	6.0	46.2	3.0
1/01/07 to 12/31/07	17.4	2.6	5.4	—	20.9%	—	6.4	44.1	3.2
1/01/08 to 12/31/08	19.0	2.8	5.5	—	22.4	—	6.9	40.2	3.2
1/01/09 to 12/31/09	21.0	3.1	—	7.0%	21.0	—	6.6	38.2	3.1
1/01/10 to 12/31/10	22.0	3.2	—	6.3	20.7	—	6.4	38.6	2.8

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	DECEMBER 31, 2010	9

LifePath 2030 Portfolio® (concluded)

Performance Summary for the Period Ended December 31, 2010

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	18.40%	11.86%	—	2.77%	—	2.54%	—	7.22%[1]		—
Investor A	18.33	11.53	5.68%	2.52	1.42%	—	—	6.81	[2]	6.07%[2]
Investor C	17.86	—	—	—	—	—	—	5.64	[3]	4.64	[3]
Class K	18.60	12.32	—	—	—	—	—	(0.65)[4]		—
Class R	18.12	—	—	—	—	—	—	5.96	[3]	—
Citigroup 3-Month Treasury Bill Index	0.08	0.13	—	2.30	—	2.26	—	—		—
Barclays Capital US Aggregate Bond Index	1.15	6.54	—	5.80	—	5.84	—	—		—
LifePath 2030 Custom Benchmark	18.55	14.13	—	4.13	—	3.66	—	—		—
S&P 1500 Index	23.85	16.38	—	2.65	—	2.07	—	—		—
MSCI All Country World (“ACWI”) ex US IMI Index	25.84	12.73	—	5.12	—	6.22	—	—		—

[1]

Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares are successors to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2030 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

[2]

Total return is calculated from an inception date of April 8, 2003. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 2.71%.

[3]	Total return is calculated from an inception date of May 3, 2010.
[4]	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS III	DECEMBER 31, 2010

LifePath 2040 Portfolio®
Total Return Based on a $10,000 Investment

[1]

The Portfolio compares its performance to that of a customized weighted index (the “LifePath 2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate Index	MSCI All Country World (“ACWI”) ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
12/31/99 to 12/31/00	4.3%	—	—	—	—	26.6%	4.4%	60.2%	4.5%
1/01/01 to 12/31/01	6.6	—	—	—	—	23.2	4.7	60.9	4.6
1/01/02 to 12/31/02	10.7	—	—	—	—	20.0	5.1	59.6	4.6
1/01/03 to 12/31/03	13.9	—	—	—	—	20.0	5.1	56.4	4.6
1/01/04 to 12/31/04	10.0	—	—	—	—	20.0	3.7	62.8	3.5
1/01/05 to 12/31/05	10.6	—	—	—	—	20.0	5.5	60.1	3.8
1/01/06 to 12/31/06	7.4	—	5.8%	—	—	23.2	6.8	53.4	3.4
1/01/07 to 12/31/07	7.7	—	5.9	—	—	23.5	7.2	51.9	3.7
1/01/08 to 12/31/08	9.1	0.5%	3.2	3.2%	25.8%	—	7.7	46.9	3.6
1/01/09 to 12/31/09	10.4	1.1	—	8.8	24.5	—	7.2	44.6	3.4
1/01/10 to 12/31/10	11.2	1.1	—	8.1	24.2	—	6.9	45.5	3.0

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	DECEMBER 31, 2010	11

LifePath 2040 Portfolio® (concluded)
Performance Summary for the Period Ended December 31, 2010

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	21.67%	12.71%	—	2.16%	—	1.89%	—	7.34%[1]		—
Investor A	21.49	12.40	6.50%	1.91	0.82%	—	—	6.97	[2]	6.22%[2]
Investor C	21.03	—	—	—	—	—	—	6.15	[3]	5.15	[3]
Class K	21.89	13.18	—	—	—	—	—	(2.00)[4]		—
Class R	21.29	—	—	—	—	—	—	6.47	[3]	—
Citigroup 3-Month Treasury Bill Index	0.08	0.13	—	2.30	—	2.26	—	—		—
Barclays Capital US Aggregate Bond Index	1.15	6.54	—	5.80	—	5.84	—	—		—
LifePath 2040 Custom Benchmark	21.65	15.18	—	3.69	—	3.08	—	—		—
S&P 1500 Index	23.85	16.38	—	2.65	—	2.07	—	—		—
MSCI All Country World (“ACWI”) ex US IMI Index	25.84	12.73	—	5.12	—	6.22	—	—		—

[1]

Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares are successors to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2040 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

[2]

Total return is calculated from an inception date of April 8, 2003. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 2.35%.

[3]	Total return is calculated from an inception date of May 3, 2010.
[4]	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS III	DECEMBER 31, 2010

LifePath® 2050 Portfolio

Total Return Based on a $10,000 Investment

[1]

The Portfolio compares its performance to that of a customized weighted index (the “LifePath 2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

Period	Barclays Capital US Aggregate Bond Index	FTSE EPRA/NAREIT Developed Real Estate Index	MSCI All Country World (“ACWI”) ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/08 to 12/31/08	1.0%	3.6%	30.4%	10.5%	49.7%	4.8%
1/01/09 to 12/31/09	1.0	9.1	28.3	9.5	47.5	4.6
1/01/10 to 12/31/10	1.1	9.8	27.4	7.6	50.7	3.4

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	DECEMBER 31, 2010	13

LifePath® 2050 Portfolio (concluded)

Performance Summary for the Period Ended December 31, 2010

	6-Month Total Returns	Average Annual Total Returns
		1 Year		Since Inception
		w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	24.49%	13.43%	—	0.11%[1]		—
Investor A	24.37	13.14	7.21%	(0.13)[1]		(2.25)%[1]
Investor C	23.89	—	—	6.55	[2]	5.55	[2]
Class K	24.78	13.79	—	0.45	[1]	—
Class R	24.24	—	—	6.87	[2]	—
Citigroup 3-Month Treasury Bill Index	0.08	0.13	—	—		—
Barclays Capital US Aggregate Bond Index	1.15	6.54	—	—		—
LifePath 2050 Custom Benchmark	24.44	16.11	—	—		—
S&P 1500 Index	23.85	16.38	—	—		—
MSCI All Country World (“ACWI”) ex US IMI Index	25.84	12.73	—	—		—

[1]	Total return is calculated from an inception date of June 30, 2008.
[2]	Total return is calculated from an inception date of May 3, 2010.

Past performance is not indicative of future results.

14	BLACKROCK FUNDS III	DECEMBER 31, 2010

About Portfolio Performance	BlackRock Funds III

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25%. Investor A Shares are subject to a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares are not subject to any sales charge (front-end load) or deferred sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The LifePath Portfolios’ administrator waived a portion of each LifePath Portfolio’s expenses. Without such waiver, each LifePath Portfolio’s performance would have been lower. Dividends paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The S&P 1500 Index is a market weighted index comprised of the S&P 500, S&P MidCap 400 and S&P SmallCap 600 Indexes, which together represent approximately 90% of the total US equity market. The Barclays Capital US Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agencies with at least one year to maturity. The MSCI ACWI ex US IMI Index is a free float-adjusted market capitalization-weighted index that measures the equity market performance of the developed (excluding the US) and emerging investable market universe. The Citigroup 3-Month Treasury Bill Index is a market value weighted index of public obligations of the US Treasury with maturities of three months.

The LifePath custom benchmarks are hypothetical representations of the performance of the respective LifePath Portfolio’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Portfolios’ custom benchmarks are adjusted quarterly to reflect the LifePath Portfolios’ changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the LifePath Portfolios’ custom benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, Barclays Capital US Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital US Treasury TIPS Index, MSCI ACWI ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Derivative Financial Instruments

The Active Stock and CoreAlpha Bond Master Portfolios may invest in various derivative instruments, including financial futures contracts and swaps, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, credit, equity and interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Master Portfolios’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Master Portfolios to sell or purchase portfolio securities at inopportune times or distressed values, may limit the amount of appreciation the Master Portfolios can realize on an investment, may result in lower dividends paid to shareholders or may cause the Master Portfolios to hold a security that it might otherwise sell. The Master Portfolios’ investments in these instruments are discussed in detail in the Master Portfolio Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	15

Disclosure of Expenses	BlackRock Funds III

Shareholders of each LifePath Portfolio may incur operating expenses, including advisory fees, distribution or 12b-1 fees, and other portfolio expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through December 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each LifePath Porfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]			Annualized Expense Ratio
	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]
LifePath® Retirement Portfolio
Institutional	$1,000.00	$1,097.70	$4.02	$1,000.00	$1,021.40	$3.87	0.76%
Investor A	$1,000.00	$1,097.10	$5.34	$1,000.00	$1,020.10	$5.14	1.01%
Investor C	$1,000.00	$1,092.30	$9.33	$1,000.00	$1,016.30	$9.00	1.77%
Class K	$1,000.00	$1,100.80	$2.17	$1,000.00	$1,023.10	$2.09	0.41%
Class R	$1,000.00	$1,094.90	$6.71	$1,000.00	$1,018.80	$6.46	1.27%
LifePath 2020 Portfolio®
Institutional	$1,000.00	$1,147.00	$3.95	$1,000.00	$1,021.50	$3.72	0.73%
Investor A	$1,000.00	$1,145.80	$5.30	$1,000.00	$1,020.30	$4.99	0.98%
Investor C	$1,000.00	$1,141.00	$9.34	$1,000.00	$1,016.50	$8.79	1.73%
Class K	$1,000.00	$1,149.00	$2.06	$1,000.00	$1,023.30	$1.94	0.38%
Class R	$1,000.00	$1,143.80	$6.70	$1,000.00	$1,019.00	$6.31	1.24%
LifePath 2030 Portfolio®
Institutional	$1,000.00	$1,184.00	$3.91	$1,000.00	$1,021.60	$3.62	0.71%
Investor A	$1,000.00	$1,183.30	$5.28	$1,000.00	$1,020.40	$4.89	0.96%
Investor C	$1,000.00	$1,178.60	$9.39	$1,000.00	$1,016.60	$8.69	1.71%
Class K	$1,000.00	$1,186.00	$1.98	$1,000.00	$1,023.40	$1.84	0.36%
Class R	$1,000.00	$1,181.20	$6.65	$1,000.00	$1,019.10	$6.16	1.21%
LifePath 2040 Portfolio®
Institutional	$1,000.00	$1,216.70	$3.86	$1,000.00	$1,021.70	$3.52	0.69%
Investor A	$1,000.00	$1,214.90	$5.25	$1,000.00	$1,020.50	$4.79	0.94%
Investor C	$1,000.00	$1,210.30	$9.36	$1,000.00	$1,016.70	$8.54	1.68%
Class K	$1,000.00	$1,218.90	$1.96	$1,000.00	$1,023.40	$1.79	0.35%
Class R	$1,000.00	$1,212.90	$6.69	$1,000.00	$1,019.20	$6.11	1.20%
LifePath® 2050 Portfolio
Institutional	$1,000.00	$1,244.90	$3.79	$1,000.00	$1,021.80	$3.41	0.67%
Investor A	$1,000.00	$1,243.70	$5.20	$1,000.00	$1,020.60	$4.69	0.92%
Investor C	$1,000.00	$1,238.90	$9.31	$1,000.00	$1,016.90	$8.39	1.65%
Class K	$1,000.00	$1,247.80	$1.93	$1,000.00	$1,023.50	$1.73	0.34%
Class R	$1,000.00	$1,242.40	$6.56	$1,000.00	$1,019.40	$5.90	1.16%

[1]

For each class of the LifePath Portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the LifePath Portfolio invests significantly in a Master Portfolio, the expense table example reflects the net expenses of both the LifePath Portfolio and the Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

16	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Assets and Liabilities	BlackRock Funds III

December 31, 2010	LifePath Retirement Portfolio		LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio	LifePath 2050 Portfolio
Assets
Investments at value – from the applicable Master Portfolio	$715,135,908		$1,296,997,706	$1,069,009,005	$837,222,416	$73,294,382
Capital shares sold receivable	833,761		794,201	1,028,098	1,215,856	141,822

Total assets	715,969,669		1,297,791,907	1,070,037,103	838,438,272	73,436,204

Liabilities
Capital shares redeemed payable	42,650,295		73,737,821	63,051,614	56,514,986	3,764,171
Income dividends payable	431,939		554,948	517,044	438,981	28,282
Administration fees payable	298,870		537,491	443,110	346,573	28,855
Capital gain distributions payable	—		—	—	—	31,856
Service and distribution fees payable	38,418		78,972	64,358	46,831	3,856
Professional fees payable	10,963		10,963	10,963	10,963	10,964

Total liabilities	43,430,485		74,920,195	64,087,089	57,358,334	3,867,984

Net Assets	$672,539,184		$1,222,871,712	$1,005,950,014	$781,079,938	$69,568,220

Net Assets Consist of
Paid-in capital	$622,424,200		$1,123,698,512	$963,362,035	$721,180,813	$61,475,917
Undistributed (distributions in excess of) net investment income	(177,525)		(811,802)	(248,543)	(143,458)	1,009
Accumulated net realized gain (loss)	(17,711,019)		(70,613,664)	(80,921,247)	(71,571,433)	197,589
Net unrealized appreciation/depreciation	68,003,528		170,598,666	123,757,769	131,614,016	7,893,705

Net Assets	$672,539,184		$1,222,871,712	$1,005,950,014	$781,079,938	$69,568,220

Net Asset Value
Institutional:
Net assets	$490,419,346		$843,339,168	$696,817,029	$556,625,708	$50,612,878

Shares outstanding, unlimited number of shares authorized, no par value	42,451,613		52,986,953	47,615,023	31,307,352	2,723,367

Net asset value	$11.55		$15.92	$14.63	$17.78	$18.58

Investor A:
Net assets	$181,297,117		$376,851,392	$307,188,576	$224,164,174	$18,808,713

Shares outstanding, unlimited number of shares authorized, no par value	16,930,533		24,894,522	21,432,893	13,212,162	1,012,333

Net asset value	$10.71		$15.14	$14.33	$16.97	$18.58

Maximum offering price per share (100/94.75 of net asset value)	$11.30		$15.98	$15.12	$17.91	$19.61

Investor C:
Net assets	$20,580		$115,622	$20,928	$21,038	$20,923

Shares outstanding, unlimited number of shares authorized, no par value	1,783		7,278	1,432	1,184	1,127

Net asset value	$11.55	[1]	$15.89	$14.62 [2]	$17.77	$18.57

Class K:
Net assets	$769,094		$2,484,581	$1,848,903	$143,512	$85,840

Shares outstanding, unlimited number of shares authorized, no par value	66,670		156,197	126,363	8,046	4,607

Net asset value	$11.54		$15.91	$14.63	$17.84	$18.63

Class R:
Net assets	$33,047		$80,949	$74,578	$125,506	$39,866

Shares outstanding, unlimited number of shares authorized, no par value	2,865		5,097	5,108	7,074	2,148

Net asset value	$11.54	[3]	$15.88	$14.60	$17.74	$18.56

[1]	The net asset value is calculated based on net assets of $20,580.10 and shares outstanding of 1,782.531.
[2]	The net asset value is calculated based on net assets of $20,927.60 and shares outstanding of 1,431.639.
[3]	The net asset value is calculated based on net assets of $33,047.37 and shares outstanding of 2,864.589.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	17

Statements of Operations	BlackRock Funds III

Year Ended December 31, 2010	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio	LifePath 2050 Portfolio
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Interest	$12,508,641	$14,243,657	$7,230,400	$2,993,498	$33,121
Dividends	6,487,264	15,871,384	15,531,363	13,921,154	1,082,164
Securities lending – affiliated	157,412	363,691	359,010	330,431	19,042
Income – affiliated	3,349	6,587	5,815	4,525	758
Expenses[1]	(1,769,521)	(2,634,652)	(1,879,076)	(1,321,730)	(75,614)

Total income	17,387,145	27,850,667	21,247,512	15,927,878	1,059,471

Expenses
Administration	3,337,412	5,663,810	4,519,864	3,538,601	225,281
Service – Investor A	429,578	825,963	649,929	472,424	27,073
Service and distribution – Investor C	132	650	130	128	127
Service and distribution – Class R	71	88	85	103	70
Professional	11,366	12,212	11,906	11,721	10,962

Total expenses	3,778,559	6,502,723	5,181,914	4,022,977	263,513
Less fees waived by administrator	(11,366)	(12,212)	(11,906)	(11,721)	(10,962)

Total expenses after fees waived	3,767,193	6,490,511	5,170,008	4,011,256	252,551

Net investment income	13,619,952	21,360,156	16,077,504	11,916,622	806,920

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolios
Net realized gain from investments, financial futures contracts and swaps	22,014,130	30,305,176	25,400,572	21,108,906	1,046,011
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and swaps	24,188,092	69,383,863	66,253,687	57,216,119	6,341,470

Total realized and unrealized gain	46,202,222	99,689,039	91,654,259	78,325,025	7,387,481

Net Increase in Net Assets Resulting from Operations	$59,822,174	$121,049,195	$107,731,763	$90,241,647	$8,194,401

[1] Net of fees waived	$2,192,810	$3,758,032	$3,021,752	$2,382,458	$161,729

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Changes in Net Assets	BlackRock Funds III

	LifePath Retirement Portfolio		LifePath 2020 Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$13,619,952	$5,627,838	$21,360,156	$18,783,029
Net realized gain (loss)	22,014,130	(4,545,046)	30,305,176	(58,045,241)
Net change in unrealized appreciation/depreciation	24,188,092	57,906,234	69,383,863	196,056,873

Net increase in net assets resulting from operations	59,822,174	58,989,026	121,049,195	156,794,661

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(10,003,521)	(4,739,995)	(15,188,056)	(17,223,974)
Investor A	(3,378,533)	(1,359,146)	(5,851,117)	(6,672,470)
Investor C	(200)	—	(1,117)	—
Class K	(14,062)	(2,101)	(54,736)	(20,977)
Class R	(341)	—	(615)	—
Net realized gain:
Institutional	(1,037,186)	(38,511)	—	—
Investor A	(389,605)	(10,904)	—	—
Investor C	(40)	—	—	—
Class K	(1,179)	(15)	—	—
Class R	(41)	—	—	—
Return of capital:
Institutional	—	—	—	(91,672)
Investor A	—	—	—	(36,106)
Class K	—	—	—	(97)

Decrease in net assets resulting from dividends and distributions to shareholders	(14,824,708)	(6,150,672)	(21,095,641)	(24,045,296)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	40,521,675	416,400,035	189,547,268	188,098,878

Net Assets
Total increase in net assets	85,519,141	469,238,389	289,500,822	320,848,243
Beginning of year	587,020,043	117,781,654	933,370,890	612,522,647

End of year	$672,539,184	$587,020,043	$1,222,871,712	$933,370,890

Distributions in excess of net investment income	$(177,525)	$(400,815)	$(811,802)	$(1,076,317)

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	19

Statements of Changes in Net Assets (continued)	BlackRock Funds III

	LifePath 2030 Portfolio		LifePath 2040 Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$16,077,504	$13,413,276	$11,916,622	$10,083,449
Net realized gain (loss)	25,400,572	(56,951,517)	21,108,906	(49,341,942)
Net change in unrealized appreciation/depreciation	66,253,687	182,485,014	57,216,119	161,847,250

Net increase in net assets resulting from operations	107,731,763	138,946,773	90,241,647	122,588,757

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(11,720,937)	(12,375,362)	(8,927,793)	(9,283,916)
Investor A	(4,207,651)	(4,626,595)	(2,997,617)	(3,074,278)
Investor C	(179)	—	(167)	—
Class K	(32,962)	(6,313)	(2,570)	(237)
Class R	(576)	—	(885)	—
Return of capital:
Institutional	—	(27,465)	—	—
Investor A	—	(11,001)	—	—
Class K	—	(12)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(15,962,305)	(17,046,748)	(11,929,032)	(12,358,431)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	185,595,544	158,362,699	110,875,807	136,290,162

Net Assets
Total increase in net assets	277,365,002	280,262,724	189,188,422	246,520,488
Beginning of year	728,585,012	448,322,288	591,891,516	345,371,028

End of year	$1,005,950,014	$728,585,012	$781,079,938	$591,891,516

Distributions in excess of net investment income	$(248,543)	$(363,742)	$(143,458)	$(135,688)

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Changes in Net Assets (concluded)	BlackRock Funds III

	LifePath 2050 Portfolio
	Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009
Operations
Net investment income	$806,920	$146,638
Net realized gain	1,046,011	289,239
Net change in unrealized appreciation/depreciation	6,341,470	1,627,074

Net increase in net assets resulting from operations	8,194,401	2,062,951

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(654,541)	(92,580)
Investor A	(191,594)	(13,913)
Investor C	(164)	—
Class K	(1,247)	(488)
Class R	(337)	—
Net realized gain:
Institutional	(444,355)	(440,756)
Investor A	(151,468)	(96,288)
Investor C	(188)	—
Class K	(704)	(1,732)
Class R	(313)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(1,444,911)	(645,757)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	45,716,060	15,183,580

Net Assets
Total increase in net assets	52,465,550	16,600,774
Beginning of year	17,102,670	501,896

End of year	$69,568,220	$17,102,670

Undistributed net investment income	$1,009	$39,674

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	21

Financial Highlights	LifePath Retirement Portfolio

	Institutional
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.80	$9.42	$11.46	$11.59	$11.22

Net investment income	0.23 [1]	0.32 [1]	0.37	0.39	0.39
Net realized and unrealized gain (loss)	0.76	1.37	(2.06)	0.12	0.58

Net increase (decrease) from investment operations	0.99	1.69	(1.69)	0.51	0.97

Dividends and distributions from:
Net investment income	(0.22)	(0.31)	(0.31)	(0.37)	(0.39)
Net realized gain	(0.02)	(0.00)[2]	(0.04)	(0.27)	(0.21)

Total dividends and distributions	(0.24)	(0.31)	(0.35)	(0.64)	(0.60)

Net asset value, end of year	$11.55	$10.80	$9.42	$11.46	$11.59

Total Investment Return[3]
Based on net asset value	9.33%	18.25%	(15.04)%	4.50%	8.80%

Ratios to Average Net Assets[4]
Total expenses	1.11%	1.10%	1.11%	1.12%	1.13%

Total expenses after fees waived	0.76%	0.76%	0.76%	0.77%	0.78%

Net investment income	2.10%	3.13%	3.29%	3.43%	3.28%

Supplemental Data
Net assets, end of year (000)	$490,419	$438,987	$92,717	$136,923	$91,518

Portfolio turnover of the Master Portfolio	4%	6%	11%	6%	10%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	LifePath Retirement Portfolio

	Investor A
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.03	$8.77	$10.70	$10.87	$10.56

Net investment income	0.19 [1]	0.27 [1]	0.32	0.36	0.35
Net realized and unrealized gain (loss)	0.71	1.28	(1.92)	0.09	0.53

Net increase (decrease) from investment operations	0.90	1.55	(1.60)	0.45	0.88

Dividends and distributions from:
Net investment income	(0.20)	(0.29)	(0.29)	(0.35)	(0.36)
Net realized gain	(0.02)	(0.00)[2]	(0.04)	(0.27)	(0.21)

Total dividends and distributions	(0.22)	(0.29)	(0.33)	(0.62)	(0.57)

Net asset value, end of year	$10.71	$10.03	$8.77	$10.70	$10.87

Total Investment Return[3]
Based on net asset value	9.12%	17.96%	(15.24)%	4.17%	8.52%

Ratios to Average Net Assets[4]
Total expenses	1.37%	1.34%	1.36%	1.37%	1.38%

Total expenses after fees waived	1.02%	1.00%	1.01%	1.02%	1.03%

Net investment income	1.86%	2.83%	3.11%	3.06%	3.18%

Supplemental Data
Net assets, end of year (000)	$181,297	$147,741	$25,030	$22,185	$13,460

Portfolio turnover of the Master Portfolio	4%	6%	11%	6%	10%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	23

Financial Highlights (continued)	LifePath Retirement Portfolio

Investor C
Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.22

Net investment income[2]	0.09
Net realized and unrealized gain	0.37

Net increase from investment operations	0.46

Dividends and distributions from:
Net investment income	(0.11)
Net realized gain	(0.02)

Total dividends and distributions	(0.13)

Net asset value, end of period	$11.55

Total Investment Return[3,4]
Based on net asset value	4.22%

Ratios to Average Net Assets[5,6]
Total expenses	2.11%

Total expenses after fees waived	1.77%

Net investment income	1.23%

Supplemental Data
Net assets, end of period (000)	$21

Portfolio turnover of the Master Portfolio	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	LifePath Retirement Portfolio

	Class K
	Year Ended December 31,		Period May 30, 2008[1] to December 31, 2008

	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.78	$9.44	$11.46

Net investment income	0.28 [2]	0.35 [2]	0.25
Net realized and unrealized gain (loss)	0.76	1.33	(1.97)

Net increase (decrease) from investment operations	1.04	1.68	(1.72)

Dividends and distributions from:
Net investment income	(0.26)	(0.34)	(0.26)
Net realized gain	(0.02)	(0.00)[3]	(0.04)

Total dividends and distributions	(0.28)	(0.34)	(0.30)

Net asset value, end of period	$11.54	$10.78	$9.44

Total Investment Return[4]
Based on net asset value	9.82%	18.53%	(15.53)%[5]

Ratios to Average Net Assets[6]
Total expenses	0.76%	0.74%	0.79%[7]

Total expenses after fees waived	0.41%	0.40%	0.44%[7]

Net investment income	2.49%	3.43%	4.08%[7]

Supplemental Data
Net assets, end of period (000)	$769	$292	$35

Portfolio turnover of the Master Portfolio	4%	6%	11%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	25

Financial Highlights (concluded)	LifePath Retirement Portfolio

Class R
Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.22

Net investment income[2]	0.14
Net realized and unrealized gain	0.36

Net increase from investment operations	0.50

Dividends and distributions from:
Net investment income	(0.16)
Net realized gain	(0.02)

Total dividends and distributions	(0.18)

Net asset value, end of period	$11.54

Total Investment Return[3,4]
Based on net asset value	4.55%

Ratios to Average Net Assets[5,6]
Total expenses	1.61%

Total expenses after fees waived	1.26%

Net investment income	1.84%

Supplemental Data
Net assets, end of period (000)	$33

Portfolio turnover of the Master Portfolio	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights	LifePath 2020 Portfolio

	Institutional
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$14.62	$12.32	$16.98	$17.48	$15.85

Net investment income	0.29 [1]	0.35 [1]	0.44	0.45	0.40
Net realized and unrealized gain (loss)	1.28	2.38	(4.67)	0.14	1.64

Net increase (decrease) from investment operations	1.57	2.73	(4.23)	0.59	2.04

Dividends and distributions from:
Net investment income	(0.27)	(0.43)	(0.31)	(0.44)	(0.41)
Net realized gain	–	–	(0.12)	(0.65)	–
Return of capital	–	(0.00)[2]	–	–	–

Total dividends and distributions	(0.27)	(0.43)	(0.43)	(1.09)	(0.41)

Net asset value, end of year	$15.92	$14.62	$12.32	$16.98	$17.48

Total Investment Return[3]
Based on net asset value	10.90%	22.71%	(25.42)%	3.34%	13.01%

Ratios to Average Net Assets[4]
Total expenses	1.08%	1.08%	1.07%	1.08%	1.08%

Total expenses after fees waived	0.73%	0.72%	0.73%	0.74%	0.75%

Net investment income	1.95%	2.65%	2.65%	2.52%	2.37%

Supplemental Data
Net assets, end of year (000)	$843,339	$663,890 [5]	$432,717	$781,519	$598,633

Portfolio turnover of the Master Portfolio	4%	6%	13%	7%	16%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[5]	Revised as a result of reallocation of net income.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	27

Financial Highlights (continued)	LifePath 2020 Portfolio

	Investor A
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.93	$11.75	$16.24	$16.77	$15.22

Net investment income	0.24 [1]	0.30 [1]	0.37	0.38	0.37
Net realized and unrealized gain (loss)	1.21	2.28	(4.45)	0.13	1.56

Net increase (decrease) from investment operations	1.45	2.58	(4.08)	0.51	1.93

Dividends and distributions from:
Net investment income	(0.24)	(0.40)	(0.29)	(0.39)	(0.38)
Net realized gain	–	–	(0.12)	(0.65)	–
Return of capital	–	(0.00)[2]	–	–	–

Total dividends and distributions	(0.24)	(0.40)	(0.41)	(1.04)	(0.38)

Net asset value, end of year	$15.14	$13.93	$11.75	$16.24	$16.77

Total Investment Return[3]
Based on net asset value	10.56%	22.42%	(25.57)%	3.06%	12.77%

Ratios to Average Net Assets[4]
Total expenses	1.34%	1.33%	1.32%	1.33%	1.33%

Total expenses after fees waived	0.99%	0.97%	0.98%	0.99%	1.00%

Net investment income	1.71%	2.42%	2.51%	2.26%	2.31%

Supplemental Data
Net assets, end of year (000)	$376,851	$268,514 [5]	$179,389	$180,740	$118,364

Portfolio turnover of the Master Portfolio	4%	6%	13%	7%	16%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[5]	Revised as a result of reallocation of net income.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	LifePath 2020 Portfolio

Investor C
Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$15.29

Net investment income[2]	0.12
Net realized and unrealized gain	0.64

Net increase from investment operations	0.76

Dividends and distributions from:
Net investment income	(0.16)

Total dividends and distributions	(0.16)

Net asset value, end of period	$15.89

Total Investment Return[3,4]
Based on net asset value	5.03%

Ratios to Average Net Assets[5,6]
Total expenses	2.09%

Total expenses after fees waived	1.74%

Net investment income	1.23%

Supplemental Data
Net assets, end of period (000)	$116

Portfolio turnover of the Master Portfolio	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	29

Financial Highlights (continued)	LifePath 2020 Portfolio

	Class K
	Year Ended December 31,		Period May 30, 2008[1] to December 31, 2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.61	$12.33	$16.90

Net investment income	0.34 [2]	0.40 [2]	0.30
Net realized and unrealized gain (loss)	1.28	2.35 [3]	(4.48)

Net increase (decrease) from investment operations	1.62	2.75 [3]	(4.18)

Dividends and distributions from:
Net investment income	(0.32)	(0.47)	(0.27)
Net realized gain	–	–	(0.12)
Return of capital	–	(0.00)[4]	–

Total dividends and distributions	(0.32)	(0.47)	(0.39)

Net asset value, end of period	$15.91	$14.61 [3]	$12.33

Total Investment Return[5]
Based on net asset value	11.28%	23.15%	(25.28)%[6]

Ratios to Average Net Assets[7]
Total expenses	0.74%	0.73%	0.76%[8]

Total expenses after fees waived	0.39%	0.37%	0.42%[8]

Net investment income	2.29%	3.05%	4.27%[8]

Supplemental Data
Net assets, end of period (000)	$2,485	$967 [3]	$416

Portfolio turnover of the Master Portfolio	4%	6%	13%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Revised as a result of reallocation of net income.
[4]	Amount is less than $0.01 per share.
[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[8]	Annualized.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (concluded)	LifePath 2020 Portfolio

Class R
Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$15.29

Net investment income[2]	0.23
Net realized and unrealized gain	0.57

Net increase from investment operations	0.80

Dividends and distributions from:
Net investment income	(0.21)

Total dividends and distributions	(0.21)

Net asset value, end of period	$15.88

Total Investment Return[3,4]
Based on net asset value	5.34%

Ratios to Average Net Assets[5,6]
Total expenses	1.58%

Total expenses after fees waived	1.23%

Net investment income	2.29%

Supplemental Data
Net assets, end of period (000)	$81

Portfolio turnover of the Master Portfolio	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	31

Financial Highlights	LifePath 2030 Portfolio

	Institutional
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.31	$10.92	$16.19	$16.90	$15.39

Net investment income	0.25 [1]	0.29 [1]	0.35	0.34	0.32
Net realized and unrealized gain (loss)	1.31	2.46	(5.29)	0.11	1.99

Net increase (decrease) from investment operations	1.56	2.75	(4.94)	0.45	2.31

Dividends and distributions from:
Net investment income	(0.24)	(0.36)	(0.25)	(0.35)	(0.36)
Net realized gain	–	–	(0.08)	(0.81)	(0.44)
Return of capital	–	(0.00)[2]	–	–	–

Total dividends and distributions	(0.24)	(0.36)	(0.33)	(1.16)	(0.80)

Net asset value, end of year	$14.63	$13.31	$10.92	$16.19	$16.90

Total Investment Return[3]
Based on net asset value	11.86%	25.77%	(31.03)%	2.64%	15.12%

Ratios to Average Net Assets[4]
Total expenses	1.07%	1.06%	1.06%	1.07%	1.08%

Total expenses after fees waived	0.70%	0.70%	0.72%	0.73%	0.74%

Net investment income	1.85%	2.47%	2.29%	2.10%	1.95%

Supplemental Data
Net assets, end of year (000)	$696,817	$517,817 [5]	$315,028	$564,348	$408,564

Portfolio turnover of the Master Portfolio	3%	7%	13%	7%	22%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[5]	Revised as a result of reallocation of net income.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	LifePath 2030 Portfolio

	Investor A
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.05	$10.71	$15.90	$16.62	$15.15

Net investment income	0.21 [1]	0.26 [1]	0.29	0.31	0.28
Net realized and unrealized gain (loss)	1.28	2.41 [2]	(5.17)	0.09	1.95

Net increase (decrease) from investment operations	1.49	2.67 [2]	(4.88)	0.40	2.23

Dividends and distributions from:
Net investment income	(0.21)	(0.33)	(0.23)	(0.31)	(0.32)
Net realized gain	–	–	(0.08)	(0.81)	(0.44)
Return of capital	–	(0.00)[3]	–	–	–

Total dividends and distributions	(0.21)	(0.33)	(0.31)	(1.12)	(0.76)

Net asset value, end of year	$14.33	$13.05 [2]	$10.71	$15.90	$16.62

Total Investment Return[4]
Based on net asset value	11.53%	25.51%[2]	(31.19)%	2.38%	14.83%

Ratios to Average Net Assets[5]
Total expenses	1.32%	1.31%	1.31%	1.32%	1.33%

Total expenses after fees waived	0.96%	0.95%	0.97%	0.98%	0.99%

Net investment income	1.60%	2.23%	2.13%	1.85%	1.84%

Supplemental Data
Net assets, end of year (000)	$307,189	$210,372 [2]	$133,199	$135,684	$77,890

Portfolio turnover of the Master Portfolio	3%	7%	13%	7%	22%

[1]	Based on average shares outstanding.
[2]	Revised as a result of reallocation of net income.
[3]	Amount is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	33

Financial Highlights (continued)	LifePath 2030 Portfolio

Investor C
Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$13.97

Net investment income[2]	0.10
Net realized and unrealized gain	0.67

Net increase from investment operations	0.77

Dividends and distributions from:
Net investment income	(0.12)

Total dividends and distributions	(0.12)

Net asset value, end of period	$14.62

Total Investment Return[3,4]
Based on net asset value	5.64%

Ratios to Average Net Assets[5,6]
Total expenses	2.07%

Total expenses after fees waived	1.71%

Net investment income	1.09%

Supplemental Data
Net assets, end of period (000)	$21

Portfolio turnover of the Master Portfolio	3%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	LifePath 2030 Portfolio

	Class K
	Year Ended December 31,		Period May 30, 2008[1] to December 31, 2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$13.30	$10.92	$16.07

Net investment income	0.29 [2]	0.38 [2]	0.25
Net realized and unrealized gain (loss)	1.32	2.40 [3]	(5.09)

Net increase (decrease) from investment operations	1.61	2.78 [3]	(4.84)

Dividends and distributions from:
Net investment income	(0.28)	(0.40)	(0.23)
Net realized gain	–	–	(0.08)
Return of capital	–	(0.00)[4]	–

Total dividends and distributions	(0.28)	(0.40)	(0.31)

Net asset value, end of period	$14.63	$13.30 [3]	$10.92

Total Investment Return[5]
Based on net asset value	12.32%	26.23%	(30.65)%[6]

Ratios to Average Net Assets[7]
Total expenses	0.72%	0.71%	0.73%[8]

Total expenses after fees waived	0.35%	0.35%	0.39%[8]

Net investment income	2.17%	3.19%	3.44%[8]

Supplemental Data
Net assets, end of period (000)	$1,849	$396 [3]	$95

Portfolio turnover of the Master Portfolio	3%	7%	13%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Revised as a result of reallocation of net income.
[4]	Amount is less than $0.01 per share.
[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	35

Financial Highlights (concluded)	LifePath 2030 Portfolio

Class R
Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$13.97

Net investment income[2]	0.22
Net realized and unrealized gain	0.60

Net increase from investment operations	0.82

Dividends and distributions from:
Net investment income	(0.19)

Total dividends and distributions	(0.19)

Net asset value, end of period	$14.60

Total Investment Return[3,4]
Based on net asset value	5.96%

Ratios to Average Net Assets[5,6]
Total expenses	1.56%

Total expenses after fees waived	1.20%

Net investment income	2.39%

Supplemental Data
Net assets, end of period (000)	$75

Portfolio turnover of the Master Portfolio	3%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights	LifePath 2040 Portfolio

	Institutional
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$16.04	$12.88	$20.32	$20.90	$18.18

Net investment income	0.28 [1]	0.32 [1]	0.35	0.34	0.31
Net realized and unrealized gain (loss)	1.73	3.22	(7.45)	0.08	2.76

Net increase (decrease) from investment operations	2.01	3.54	(7.10)	0.42	3.07

Dividends and distributions from:
Net investment income	(0.27)	(0.38)	(0.26)	(0.35)	(0.35)
Net realized gain	–	–	(0.08)	(0.65)	–

Total dividends and distributions	(0.27)	(0.38)	(0.34)	(1.00)	(0.35)

Net asset value, end of year	$17.78	$16.04	$12.88	$20.32	$20.90

Total Investment Return[2]
Based on net asset value	12.71%	28.08%	(35.40)%	2.03%	16.97%

Ratios to Average Net Assets[3]
Total expenses	1.06%	1.05%	1.04%	1.06%	1.07%

Total expenses after fees waived	0.69%	0.69%	0.69%	0.72%	0.73%

Net investment income	1.75%	2.33%	2.02%	1.71%	1.62%

Supplemental Data
Net assets, end of year (000)	$556,626	$435,317 [4]	$248,491	$383,391	$278,716

Portfolio turnover of the Master Portfolio	4%	6%	14%	8%	29%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[4]	Revised as a result of reallocation of net income.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	37

Financial Highlights (continued)	LifePath 2040 Portfolio

	Investor A
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$15.33	$12.32	$19.46	$20.06	$17.47

Net investment income	0.23 [1]	0.28 [1]	0.29	0.30	0.25
Net realized and unrealized gain (loss)	1.65	3.08	(7.13)	0.06	2.64

Net increase (decrease) from investment operations	1.88	3.36	(6.84)	0.36	2.89

Dividends and distributions from:
Net investment income	(0.24)	(0.35)	(0.22)	(0.31)	(0.30)
Net realized gain	–	–	(0.08)	(0.65)	–

Total dividends and distributions	(0.24)	(0.35)	(0.30)	(0.96)	(0.30)

Net asset value, end of year	$16.97	$15.33	$12.32	$19.46	$20.06

Total Investment Return[2]
Based on net asset value	12.40%	27.85%	(35.56)%	1.78%	16.64%

Ratios to Average Net Assets[3]
Total expenses	1.31%	1.30%	1.29%	1.31%	1.32%

Total expenses after fees waived	0.94%	0.94%	0.94%	0.97%	0.98%

Net investment income	1.50%	2.08%	1.80%	1.49%	1.46%

Supplemental Data
Net assets, end of year (000)	$224,164	$156,564 [4]	$96,873	$110,528	$65,203

Portfolio turnover of the Master Portfolio	4%	6%	14%	8%	29%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[4]	Revised as a result of reallocation of net income.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	LifePath 2040 Portfolio

Investor C
Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$16.89

Net investment income[2]	0.12
Net realized and unrealized gain	0.90

Net increase from investment operations	1.02

Dividends and distributions from:
Net investment income	(0.14)

Total dividends and distributions	(0.14)

Net asset value, end of period	$17.77

Total Investment Return[3,4]
Based on net asset value	6.15%

Ratios to Average Net Assets[5,6]
Total expenses	2.06%

Total expenses after fees waived	1.69%

Net investment income	1.11%

Supplemental Data
Net assets, end of period (000)	$21

Portfolio turnover of the Master Portfolio	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	39

Financial Highlights (continued)	LifePath 2040 Portfolio

	Class K
	Year Ended December 31,		Period May 30, 2008[1] to December 31, 2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.03	$12.87	$20.11

Net investment income	0.39 [2]	0.38 [2]	0.31
Net realized and unrealized gain (loss)	1.70	3.21 [3]	(7.21)

Net increase (decrease) from investment operations	2.09	3.59 [3]	(6.90)

Dividends and distributions from:
Net investment income	(0.28)	(0.43)	(0.26)
Net realized gain	–	–	(0.08)

Total dividends and distributions	(0.28)	(0.43)	(0.34)

Net asset value, end of period	$17.84	$16.03 [3]	$12.87

Total Investment Return[4]
Based on net asset value	13.18%	28.52%	(34.75)%[5]

Ratios to Average Net Assets[6]
Total expenses	0.70%	0.70%	0.69%[7]

Total expenses after fees waived	0.33%	0.34%	0.36%[7]

Net investment income	2.34%	2.73%	3.31%[7]

Supplemental Data
Net assets, end of period (000)	$144	$11	$6

Portfolio turnover of the Master Portfolio	4%	6%	14%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Revised as a result of reallocation of net income.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (concluded)	LifePath 2040 Portfolio

Class R
Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$16.89

Net investment income[2]	0.34
Net realized and unrealized gain	0.73

Net increase from investment operations	1.07

Dividends and distributions from:
Net investment income	(0.22)

Total dividends and distributions	(0.22)

Net asset value, end of period	$17.74

Total Investment Return[3,4]
Based on net asset value	6.47%

Ratios to Average Net Assets[5,6]
Total expenses	1.55%

Total expenses after fees waived	1.19%

Net investment income	3.13%

Supplemental Data
Net assets, end of period (000)	$126

Portfolio turnover of the Master Portfolio	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	41

Financial Highlights	LifePath 2050 Portfolio

	Institutional
	Year Ended December 31,		Period June 30, 2008[1] to December 31, 2008

	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.81	$13.46	$20.00

Net investment income	0.31 [2]	0.38 [2]	0.10
Net realized and unrealized gain (loss)	1.91	3.68	(6.52)

Net increase (decrease) from investment operations	2.22	4.06	(6.42)

Dividends and distributions from:
Net investment income	(0.28)	(0.16)	(0.09)
Net realized gain	(0.17)	(0.55)	(0.00)[3]
Return of capital	–	–	(0.03)

Total dividends and distributions	(0.45)	(0.71)	(0.12)

Net asset value, end of period	$18.58	$16.81	$13.46

Total Investment Return[4]
Based on net asset value	13.43%	30.35%	(32.18)%[5]

Ratios to Average Net Assets[6]
Total expenses	1.09%	1.27%	12.80%[7]

Total expenses after fees waived	0.67%	0.67%	0.68%[7]

Net investment income	1.83%	2.39%	2.14%[7]

Supplemental Data
Net assets, end of period (000)	$50,613	$13,992	$444

Portfolio turnover of the Master Portfolio	5%	12%	0%[8]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Annualized.
[8]	Rounds to less than 1%.

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	LifePath 2050 Portfolio

	Investor A
	Year Ended December 31,		Period from June 30, 2008[1] to December 31, 2008

	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.82	$13.47	$20.00

Net investment income	0.28 [2]	0.41 [2]	0.14
Net realized and unrealized gain (loss)	1.90	3.63	(6.59)

Net increase (decrease) from investment operations	2.18	4.04	(6.45)

Dividends and distributions from:
Net investment income	(0.25)	(0.14)	(0.06)
Net realized gain	(0.17)	(0.55)	(0.00)[3]
Return of capital	–	–	(0.02)

Total dividends and distributions	(0.42)	(0.69)	(0.08)

Net asset value, end of period	$18.58	$16.82	$13.47

Total Investment Return[4]
Based on net asset value	13.14%	30.08%	(32.28)%[5]

Ratios to Average Net Assets[6]
Total expenses	1.34%	1.35%	13.04%[7]

Total expenses after fees waived	0.92%	0.84%	0.91%[7]

Net investment income	1.67%	2.45%	1.68%[7]

Supplemental Data
Net assets, end of period (000)	$18,809	$3,056	$34

Portfolio turnover of the Master Portfolio	5%	12%	0%[8]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Annualized.
[8]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	43

Financial Highlights (continued)	LifePath 2050 Portfolio

Investor C
Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$17.75

Net investment income[2]	0.12
Net realized and unrealized gain	1.02

Net increase from investment operations	1.14

Dividends and distributions from:
Net investment income	(0.15)
Net realized gain	(0.17)

Total dividends and distributions	(0.32)

Net asset value, end of period	$18.57

Total Investment Return[3,4]
Based on net asset value	6.55%

Ratios to Average Net Assets[5,6]
Total expenses	2.07%

Total expenses after fees waived	1.64%

Net investment income	1.04%

Supplemental Data
Net assets, end of period (000)	$21

Portfolio turnover of the Master Portfolio	5%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	LifePath 2050 Portfolio

	Class K
	Year Ended December 31,		Period June 30, 2008[1] to December 31, 2008

	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$16.85	$13.46	$20.00

Net investment income	0.37 [2]	0.64 [2]	0.17
Net realized and unrealized gain (loss)	1.91	3.49 [3]	(6.57)

Net increase (decrease) from investment operations	2.28	4.13 [3]	(6.40)

Dividends and distributions from:
Net investment income	(0.33)	(0.19)	(0.11)
Net realized gain	(0.17)	(0.55)	(0.00)[4]
Return of capital	–	–	(0.03)

Total dividends and distributions	(0.50)	(0.74)	(0.14)

Net asset value, end of period	$18.63	$16.85 [3]	$13.46

Total Investment Return[5]
Based on net asset value	13.79%[3]	30.89%[3]	(32.10)%[6]

Ratios to Average Net Assets[7]
Total expenses	0.76%	1.37%	12.41%[8]

Total expenses after fees waived	0.33%	0.58%	0.29%[8]

Net investment income	2.19%	4.34%	3.94%[8]

Supplemental Data
Net assets, end of period (000)	$86	$55	$24

Portfolio turnover of the Master Portfolio	5%	12%	0%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Revised as a result of reallocation of net income.
[4]	Amount is less than $0.01 per share.
[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[8]	Annualized.
[9]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	45

Financial Highlights (concluded)	LifePath 2050 Portfolio

Class R
Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$17.75

Net investment income[2]	0.22
Net realized and unrealized gain	0.97

Net increase from investment operations	1.19

Dividends and distributions from:
Net investment income	(0.21)
Net realized gain	(0.17)

Total dividends and distributions	(0.38)

Net asset value, end of period	$18.56

Total Investment Return[3,4]
Based on net asset value	6.87%

Ratios to Average Net Assets[5,6]
Total expenses	1.57%

Total expenses after fees waived	1.16%

Net investment income	1.99%

Supplemental Data
Net assets, end of period (000)	$40

Portfolio turnover of the Master Portfolio	5%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements	BlackRock Funds III

1. Organization and Significant Accounting Policies:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The LifePath Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements and these accompanying notes relate to five series of the Trust: LifePath Retirement Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio (each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”). Each LifePath Portfolio seeks to achieve its investment objective by investing substantially all of its assets in a separate series of Master Investment Portfolio (“MIP”): LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The performance of a LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio.

The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (51.82%, 55.33%, 54.21%, 55.11% and 61.39% for the LifePath Retirement Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio, respectively, as of December 31, 2010).

Each LifePath Portfolio offers multiple classes of shares. Prior to May 3, 2010, Institutional Shares were designated Class I Shares, Class K Shares were designated Class S Shares, Investor A Shares were designated Class R Shares and Class R Shares were designated Class R-1 Shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the LifePath Portfolios:

Valuation: The LifePath Portfolios fair value their financial instruments at market value. The LifePath Portfolios record their investments in the Master Portfolio at fair value based on the LifePath Portfolio’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Master Portfolios are recorded on the dates the transactions are entered into (the trade dates). Each LifePath Portfolio records daily its proportionate share of its Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each LifePath Portfolio accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the LifePath Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The LifePath Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the LifePath Portfolio’s US federal tax return remains open for each of the four years ended December 31, 2010. The statute of limitations on the LifePath Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a LifePath Portfolio or its classes are charged to that LifePath Portfolio or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the LifePath Portfolio are allocated daily to each class based on its relative net assets.

BLACKROCK FUNDS III	DECEMBER 31, 2010	47

Notes to Financial Statements (continued)	BlackRock Funds III

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolios for 1940 Act purposes, but BAC and Barclays are not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all costs of operating the LifePath Portfolios, excluding brokerage expenses, management fees, 12b-1 distribution and service fees, independent expenses, litigation expenses or other extraordinary expenses. BTC is entitled to receive for these administration services an annual fee of 0.50% of the average daily net assets of each LifePath Portfolio’s Institutional, Investor A, Investor C and Class R Shares and 0.15% of the average net assets of the Class K Shares.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Portfolio and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

The fees of the Trust’s independent registered public accounting firm and legal counsel (the “independent expenses”) are paid directly by the LifePath Portfolios. BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Portfolios in an amount equal to the independent expenses through April 30, 2012. These amounts are included in fees waived by administrator in the Statements of Operations.

The LifePath Portfolios entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the LifePath Portfolio’s pay BRIL ongoing service and distribution fees.

The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the share classes as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	–
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Life-Path Portfolio. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor C and Class R shareholders.

For the year ended December 31, 2010, affiliates earned underwriting discounts, direct commissions and/or dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A
LifePath 2020 Portfolio	$58
LifePath 2030 Portfolio	$43
LifePath 2040 Portfolio	$13
LifePath 2050 Portfolio	$36

For the year ended December 31, 2010, affiliates of the LifePath 2030 Portfolio received contingent deferred sales charges relating to transactions in Investor C Shares of $12.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date were indirect, wholly owned subsidiaries of PNC and affiliates of BTC. Transfer agency fees paid by BTC to PNCGIS are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

48	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements (continued)	BlackRock Funds III

3. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2010 attributable to the reclassification of distributions, distributions paid in excess of taxable income and the timing and recognition of partnership income were reclassified to the following accounts:

	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio	LifePath 2050 Portfolio
Paid-in capital	$(81,386)	$(114,269)	$(68,110)	$(23,558)	$(198)
Undistributed (distributions in excess of) net investment income	$(5)	–	–	$4,640	$2,298
Accumulated net realized gain (loss)	$81,391	$114,269	$68,110	$18,918	$(2,100)

The tax character of distributions paid during the fiscal years ended December 31, 2010 and December 31, 2009 were as follows:

	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio	LifePath 2050 Portfolio
Ordinary income
12/31/2010	$14,824,708	$21,095,641	$15,962,305	$11,929,032	$1,181,921
12/31/2009	6,150,672	23,917,421	17,008,270	12,358,431	561,729
Net long-term capital gains
12/31/2010	$–	$–	$–	$–	$262,990
12/31/2009	–	–	–	–	84,028
Return of capital
12/31/2010	$–	$–	$–	$–	$–
12/31/2009	–	127,875	38,478	–	–

Total distributions
12/31/2010	$14,824,708	$21,095,641	$15,962,305	$11,929,032	$1,444,911

12/31/2009	$6,150,672	$24,045,296	$17,046,748	$12,358,431	$645,757

As of December 31, 2010, the tax components of net accumulated earnings were as follows:

	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio	LifePath 2050 Portfolio
Undistributed ordinary income	$110,092	$116,090	$36,933	$–	$100,432
Undistributed long-term capital gains	–	–	–	–	266,898
Capital loss carryforwards	(20,123,069)	(46,393,020)	(45,393,537)	(39,253,404)	–
Net unrealized gains*	70,127,961	145,450,130	87,944,583	99,152,529	7,724,973

Total	$50,114,984	$99,173,200	$42,587,979	$59,899,125	$8,092,303

*	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the timing and recognition of partnership income.

As of December 31, 2010, the LifePath Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
2016	$13,512,137	$–	$–	$2,141,947
2017	6,610,932	46,393,020	45,393,537	37,111,457

Total	$20,123,069	$46,393,020	$45,393,537	$39,253,404

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after December 31, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

BLACKROCK FUNDS III	DECEMBER 31, 2010	49

Notes to Financial Statements (continued)	BlackRock Funds III

4. Capital Share Transactions:

Transactions in capital shares for each share class were as follows:

	Year Ended December 31, 2010		Year Ended December 31, 2009
LifePath Retirement Portfolio	Shares	Amount	Shares	Amount

Institutional
Shares sold	15,754,230	$174,109,573	9,138,463	$93,482,873
Shares issued resulting from reorganization	–	–	26,374,283	252,998,280
Shares issued to shareholders in reinvestment of dividends and distributions	925,464	10,208,251	437,066	4,454,791

Total issued	16,679,694	184,317,824	35,949,812	350,935,944
Shares redeemed	(14,893,180)	(166,597,185)	(5,128,509)	(51,929,051)

Net increase	1,786,514	$17,720,639	30,821,303	$299,006,893

Investor A
Shares sold	5,981,701	$61,288,546	3,440,963	$33,560,467
Shares issued resulting from reorganization	–	–	9,701,782	95,558,672
Shares issued to shareholders in reinvestment of dividends and distributions	342,275	3,502,038	138,473	1,317,402

Total issued	6,323,976	64,790,584	13,281,218	130,436,541
Shares redeemed	(4,125,919)	(42,481,568)	(1,402,029)	(13,283,240)

Net increase	2,198,057	$22,309,016	11,879,189	$117,153,301

Investor C1
Shares sold	1,783	$20,000

Total issued	1,783	20,000

Net increase	1,783	$20,000

Class K
Shares sold	44,267	$490,977	8,828	$95,294
Shares issued resulting from reorganization	–	–	15,549	154,987
Shares issued to shareholders in reinvestment of dividends and distributions	1,377	15,241	206	2,116

Total issued	45,644	506,218	24,583	252,397
Shares redeemed	(6,054)	(66,623)	(1,162)	(12,556)

Net increase	39,590	$439,595	23,421	$239,841

Class R1
Shares sold	2,860	$32,365
Shares issued to shareholders in reinvestment of dividends and distributions	5	60

Total issued	2,865	32,425

Net increase	2,865	$32,425

[1]	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

50	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended December 31, 2010		Year Ended December 31, 2009
LifePath 2020 Portfolio	Shares	Amount	Shares	Amount

Institutional
Shares sold	20,063,678	$299,833,550	18,614,497	$241,716,589
Shares issued to shareholders in reinvestment of dividends and distributions	957,387	14,301,293	1,300,396	16,761,533

Total issued	21,021,065	314,134,843	19,914,893	258,478,122
Shares redeemed	(13,435,424)	(205,358,149)	(9,640,115)	(124,202,736)

Net increase	7,585,641	$108,776,694	10,274,778	$134,275,386

Investor A
Shares sold	8,394,748	$118,920,144	6,214,521	$79,296,989
Shares issued to shareholders in reinvestment of dividends and distributions	404,293	5,752,447	534,686	6,557,206

Total issued	8,799,041	124,672,591	6,749,207	85,854,195
Shares redeemed	(3,186,435)	(45,410,726)	(2,728,159)	(32,481,113)

Net increase	5,612,606	$79,261,865	4,021,048	$53,373,082

Investor C1
Shares sold	7,216	$105,360
Shares issued to shareholders in reinvestment of dividends and distributions	63	914

Total issued	7,279	106,274
Shares redeemed	(1)	(15)

Net increase	7,278	$106,259

Class K
Shares sold	174,581	$2,596,584	31,786	$442,383
Shares issued to shareholders in reinvestment of dividends and distributions	3,669	54,736	1,610	21,074

Total issued	178,250	2,651,320	33,396	463,457
Shares redeemed	(88,260)	(1,328,409)	(920)	(13,047)

Net increase	89,990	$1,322,911	32,476	$450,410

Class R1
Shares sold	5,076	$79,201
Shares issued to shareholders in reinvestment of dividends and distributions	21	338

Total issued	5,097	79,539

Net increase	5,097	$79,539

[1] For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

LifePath 2030 Portfolio

Institutional
Shares sold	20,160,251	$273,772,703	16,613,062	$190,516,204
Shares issued to shareholders in reinvestment of dividends and distributions	804,161	10,873,869	1,037,074	11,903,907

Total issued	20,964,412	284,646,572	17,650,136	202,420,111
Shares redeemed	(12,247,963)	(170,749,570)	(7,595,697)	(88,332,267)

Net increase	8,716,449	$113,897,002	10,054,439	$114,087,844

BLACKROCK FUNDS III	DECEMBER 31, 2010	51

Notes to Financial Statements (continued)	BlackRock Funds III

LifePath 2030 Portfolio (concluded)	Year Ended December 31, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Investor A
Shares sold	7,398,087	$98,017,049	5,150,748	$59,542,811
Shares issued to shareholders in reinvestment of dividends and distributions	314,564	4,176,888	408,463	4,583,915

Total issued	7,712,651	102,193,937	5,559,211	64,126,726
Shares redeemed	(2,406,272)	(31,900,908)	(1,867,079)	(20,125,351)

Net increase	5,306,379	$70,293,029	3,692,132	$44,001,375

Investor C1
Shares sold	1,520	$21,193

Total issued	1,520	21,193
Shares redeemed	(88)	(1,219)

Net increase	1,432	$19,974

Class K
Shares sold	187,972	$2,547,559	28,592	$365,213
Shares issued to shareholders in reinvestment of dividends and distributions	2,411	32,962	525	6,325

Total issued	190,383	2,580,521	29,117	371,538
Shares redeemed	(93,819)	(1,267,829)	(8,061)	(98,058)

Net increase	96,564	$1,312,692	21,056	$273,480

Class R1
Shares sold	5,165	$73,669
Shares issued to shareholders in reinvestment of dividends and distributions	21	309

Total issued	5,186	73,978
Shares redeemed	(78)	(1,131)

Net increase	5,108	$72,847

[1] For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

LifePath 2040 Portfolio

Institutional
Shares sold	12,914,324	$210,820,133	12,545,999	$166,714,838
Shares issued to shareholders in reinvestment of dividends and distributions	508,414	8,241,327	651,307	8,881,522

Total issued	13,422,738	219,061,460	13,197,306	175,596,360
Shares redeemed	(9,252,375)	(154,832,555)	(5,354,883)	(73,158,299)

Net increase	4,170,363	$64,228,905	7,842,423	$102,438,061

Investor A
Shares sold	4,442,624	$68,980,989	3,760,427	$50,141,955
Shares issued to shareholders in reinvestment of dividends and distributions	192,095	2,981,575	234,350	3,056,456

Total issued	4,634,719	71,962,564	3,994,777	53,198,411
Shares redeemed	(1,638,400)	(25,566,500)	(1,639,755)	(19,349,285)

Net increase	2,996,319	$46,396,064	2,355,022	$33,849,126

52	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended December 31, 2010		Year Ended December 31, 2009
LifePath 2040 Portfolio (concluded)	Shares	Amount	Shares	Amount

Investor C1
Shares sold	1,184	$20,000

Total issued	1,184	20,000

Net increase	1,184	$20,000

Class K
Shares sold	37,758	$624,131	172	$2,738
Shares issued to shareholders in reinvestment of dividends and distributions	151	2,570	17	237

Total issued	37,909	626,701	189	2,975
Shares redeemed	(30,552)	(518,330)	–	–

Net increase	7,357	$108,371	189	$2,975

Class R1
Shares sold	7,189	$124,454
Shares issued to shareholders in reinvestment of dividends and distributions	35	624

Total issued	7,224	125,078
Shares redeemed	(150)	(2,611)

Net increase	7,074	$122,467

[1]	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

LifePath 2050 Portfolio

Institutional
Shares sold	2,591,294	$43,705,040	906,804	$13,905,255
Shares issued to shareholders in reinvestment of dividends and distributions	59,713	1,034,800	31,828	533,336

Total issued	2,651,007	44,739,840	938,632	14,438,591
Shares redeemed	(759,817)	(13,186,393)	(139,446)	(2,244,122)

Net increase	1,891,190	$31,553,447	799,186	$12,194,469

Investor A
Shares sold	897,906	$15,222,321	197,803	$3,284,326
Shares issued to shareholders in reinvestment of dividends and distributions	19,651	343,034	6,555	110,201

Total issued	917,557	15,565,355	204,358	3,394,527
Shares redeemed	(86,923)	(1,485,514)	(25,173)	(429,138)

Net increase	830,634	$14,079,841	179,185	$2,965,389

Investor C1
Shares sold	1,127	$20,000

Total issued	1,127	20,000

Net increase	1,127	$20,000

BLACKROCK FUNDS III	DECEMBER 31, 2010	53

Notes to Financial Statements (concluded)	BlackRock Funds III

	Year Ended December 31, 2010		Year Ended December 31, 2009
LifePath 2050 Portfolio (concluded)	Shares	Amount	Shares	Amount

Class K
Shares sold	1,247	$22,177	1,327	$21,502
Shares issued to shareholders in reinvestment of dividends and distributions	112	1,950	134	2,220

Total issued	1,359	24,127	1,461	23,722

Net increase	1,359	$24,127	1,461	$23,722

Class R1
Shares sold	2,135	$38,417
Shares issued to shareholders in reinvestment of dividends and distributions	13	228

Total issued	2,148	38,645

Net increase	2,148	$38,645

[1]	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	BLACKROCK FUNDS III	DECEMBER 31, 2010

Report of Independent Registered Public Accounting Firm	BlackRock Funds III

To the Shareholders and Board of Trustees of BlackRock Funds III:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LifePath Retirement Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio (the “Portfolios”), each a series of BlackRock Funds III (the “Trust”), at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the tax year ended December 31, 2010.

	Payable Date/Period	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio	LifePath 2050 Portfolio
Qualified Dividend Income for Individuals*	4/1/2010	21.16%	37.47%	51.66%	70.68%	64.88%
	7/1/2010	21.16%	37.47%	51.66%	70.68%	64.88%
	10/1/2010	21.16%	37.47%	51.66%	70.68%	64.88%
	1/3/2011	21.16%	37.47%	51.66%	70.68%	64.88%
Dividends Qualifying for the Dividend Received Deduction for Corporations*	4/1/2010	13.55%	24.76%	33.12%	39.88%	29.73%
	7/1/2010	13.55%	24.76%	33.12%	39.88%	29.73%
	10/1/2010	13.55%	24.76%	33.12%	39.88%	29.73%
	1/3/2011	13.55%	24.76%	33.12%	39.88%	29.73%
Interest Related Dividends and Short-Term Capital Gains for Non-U.S. Residents**	4/1/2010	15.62%	24.10%	33.31%	43.46%	38.82%
	7/1/2010	42.53%	31.74%	37.47%	41.95%	62.12%
	10/1/2010	65.25%	65.82%	66.81%	69.95%	60.60%
	1/3/2011	23.88%	30.29%	34.52%	48.49%	61.32%
Federal Obligation Interest***	Jan-Dec 2010	1.58%	1.17%	–	–	–

*	The LifePath Portfolios hereby designate the percentages indicated above or the maximum amount allowable by law.
**	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
***	The law varies in each state as to whether and what percentage of dividend attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any of the dividends you received is exempt from state income taxes.

Additionally, the LifePath 2050 Portfolio distributed Long-Term Capital Gains of $0.067553 per share to shareholders of record on December 30, 2010.

BLACKROCK FUNDS III	DECEMBER 31, 2010	55

Master Portfolio Information as of December 31, 2010	Master Investment Portfolio

LifePath Retirement Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	63%
Equity Funds	37

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	49%
Active Stock Master Portfolio	19
iShares Barclays TIPS Bond Fund	8
iShares MSCI EAFE Index Fund	6
BlackRock Cash Funds:
Institutional, SL Agency Shares	5
iShares S&P MidCap 400 Index Fund	5
iShares MSCI Emerging Markets Index Fund	2
iShares S&P SmallCap 600 Index Fund	2
iShares MSCI Canada Index Fund	1
BlackRock Cash Funds: Prime, SL Agency Shares	1
iShares MSCI EAFE Small Cap Index Fund	1
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1

LifePath 2020 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	54%
Fixed Income Funds	46

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	33%
Active Stock Master Portfolio	29
iShares MSCI EAFE Index Fund	9
BlackRock Cash Funds:
Institutional, SL Agency Shares	7
iShares Barclays TIPS Bond Fund	5
iShares S&P MidCap 400 Index Fund	5
iShares MSCI Emerging Markets Index Fund	4
iShares S&P SmallCap 600 Index Fund	2
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2
iShares Cohen & Steers Realty Majors Index Fund	1
iShares MSCI EAFE Small Cap Index Fund	1
iShares MSCI Canada Index Fund	1
BlackRock Cash Funds: Prime, SL Agency Shares	1

56	BLACKROCK FUNDS III	DECEMBER 31, 2010

Master Portfolio Information (continued) as of December 31, 2010	Master Investment Portfolio

LifePath 2030 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	68%
Fixed Income Funds	32

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	36%
CoreAlpha Bond Master Portfolio	21
iShares MSCI EAFE Index Fund	11
BlackRock Cash Funds:
Institutional, SL Agency Shares	7
iShares S&P MidCap 400 Index Fund	5
iShares MSCI Emerging Markets Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3
iShares Barclays TIPS Bond Fund	3
iShares S&P SmallCap 600 Index Fund	2
iShares Cohen & Steers Realty Majors Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	1

LifePath 2040 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	79%
Fixed Income Funds	21

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	42%
iShares MSCI EAFE Index Fund	13
CoreAlpha Bond Master Portfolio	11
BlackRock Cash Funds:
Institutional, SL Agency Shares	8
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap 600 Index Fund	2
iShares MSCI Canada Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	1
iShares Barclays TIPS Bond Fund	1

BLACKROCK FUNDS III	DECEMBER 31, 2010	57

Master Portfolio Information (concluded) as of December 31, 2010	Master Investment Portfolio

LifePath 2050 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	89%
Fixed Income Funds	11

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	47%
iShares MSCI EAFE Index Fund	15
BlackRock Cash Funds:
Institutional, SL Agency Shares	8
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	6
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap 600 Index Fund	3
iShares MSCI Canada Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
CoreAlpha Bond Master Portfolio	2
BlackRock Cash Funds: Prime, SL Agency Shares	1

Active Stock Master Portfolio

Sector Allocation	Percent of Long-Term Investments
Information Technology	19%
Financials	15
Consumer Discretionary	13
Health Care	12
Consumer Staples	11
Energy	11
Industrials	10
Telecommunication Services	4
Materials	3
Utilities	2

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	4%
Apple, Inc.	3
Microsoft Corp.	3
JPMorgan Chase & Co.	3
Google, Inc., Class A	2
AT&T, Inc.	2
The Procter & Gamble Co.	2
ConocoPhillips	2
Cisco Systems, Inc.	2
Verizon Communications, Inc.	2

CoreAlpha Bond Master Portfolio

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	54%
Corporate Bonds	22
Asset-Backed Securities	10
Non-Agency Mortgage-Backed Securities	7
U.S. Treasury Obligations	6
Foreign Agency Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	69%
AA/Aa	7
A	9
BBB/Baa	11
BB/Ba	3
B	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service.
[2]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment advisor.

58	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 71.3%
Active Stock Master Portfolio		$272,611,476
CoreAlpha Bond Master Portfolio		711,674,200

Total Master Portfolios		984,285,676

Exchange-Traded Funds – 27.1%
iShares Barclays TIPS Bond Fund (a)	1,104,097	118,712,509
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	71,293	4,685,376
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	211,940	6,623,125
iShares MSCI Canada Index Fund (a)(b)	402,132	12,466,092
iShares MSCI EAFE Index Fund (a)(b)	1,493,685	86,977,278
iShares MSCI EAFE Small Cap Index Fund (a)(b)	273,404	11,540,383
iShares MSCI Emerging Markets Index Fund (a)	740,724	35,273,277
iShares S&P MidCap 400 Index Fund (a)(b)	761,894	69,096,167
iShares S&P SmallCap 600 Index Fund (a)(b)	415,539	28,451,955

Total Exchange-Traded Funds (Cost — $302,377,820*)		373,826,162

Money Market Funds – 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	75,437,346	75,437,346
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	11,685,473	11,685,473

Total Money Market Funds (Cost — $87,122,819*)		87,122,819

Total Affiliated Investment Companies – 104.7%		1,445,234,657
Liabilities in Excess of Other Assets – (4.7)%		(65,093,922)

Net Assets – 100.0%		$1,380,140,735

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$393,632,925

Gross unrealized appreciation	$67,316,056
Gross unrealized depreciation	–

Net unrealized appreciation	$67,316,056

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	88,781,172	–	(13,343,826)[1]	75,437,346	$75,437,346	–	$266,669
BlackRock Cash Funds: Prime, SL Agency Shares	13,810,279	–	(2,124,806)[1]	11,685,473	$11,685,473	–	$41,855
iShares Barclays TIPS Bond Fund	1,018,001	86,096	–	1,104,097	$118,712,509	$9,694	$2,946,504
iShares Cohen & Steers Realty Majors Index Fund	137,046	–	(65,753)	71,293	$4,685,376	$(531,254)	$190,568
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	431,794	–	(219,854)	211,940	$6,623,125	$(1,143,992)	$581,119
iShares MSCI Canada Index Fund	352,758	84,238	(34,864)	402,132	$12,466,092	$(138,111)	$198,809
iShares MSCI EAFE Index Fund	1,402,649	412,063	(321,027)	1,493,685	$86,977,278	$1,430,374	$2,334,843
iShares MSCI EAFE Small Cap Index Fund	273,404	–	–	273,404	$11,540,383	–	$328,310
iShares MSCI Emerging Markets Index Fund	680,505	159,872	(99,653)	740,724	$35,273,277	$(418,004)	$508,789
iShares S&P MidCap 400 Index Fund	776,111	92,775	(106,992)	761,894	$69,096,167	$1,847,959	$797,219
iShares S&P SmallCap 600 Index Fund	452,660	73,830	(110,951)	415,539	$28,451,955	$1,326,829	$353,659

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–collaborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	59

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$984,285,676	–	$984,285,676
Exchange-Traded Funds	$373,826,162	–	–	373,826,162
Money Market Funds	87,122,819	–	–	87,122,819

Total	$460,948,981	$984,285,676	–	$1,445,234,657

See Notes to Financial Statements.

60	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 65.8%
Active Stock Master Portfolio		$724,236,224
CoreAlpha Bond Master Portfolio		819,101,109

Total Master Portfolios		1,543,337,333

Exchange-Traded Funds – 32.9%
iShares Barclays TIPS Bond Fund (a)	1,198,837	128,898,954
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	523,257	34,388,450
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	1,606,198	50,193,688
iShares MSCI Canada Index Fund (a)(b)	978,834	30,343,854
iShares MSCI EAFE Index Fund (a)(b)	3,855,084	224,481,541
iShares MSCI EAFE Small Cap Index Fund (a)(b)	727,889	30,724,195
iShares MSCI Emerging Markets Index Fund (a)	1,894,873	90,233,852
iShares S&P MidCap 400 Index Fund (a)(b)	1,417,544	128,557,065
iShares S&P SmallCap 600 Index Fund (a)(b)	782,366	53,568,600

Total Exchange-Traded Funds (Cost — $627,448,537*)		771,390,199

Money Market Funds – 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	181,776,362	181,776,362
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	28,477,459	28,477,459

Total Money Market Funds (Cost — $210,253,821*)		210,253,821

Total Affiliated Investment Companies – 107.7%		2,524,981,353
Liabilities in Excess of Other Assets – (7.7)%		(181,020,436)

Net Assets – 100.0%		$2,343,960,917

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$860,487,132

Gross unrealized appreciation	$121,156,888
Gross unrealized depreciation	–

Net unrealized appreciation	$121,156,888

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	226,175,226	–	(44,398,864)[1]	181,776,362	$181,776,362	–	$581,798
BlackRock Cash Funds: Prime, SL Agency Shares	35,603,666	–	(7,126,207)[1]	28,477,459	$28,477,459	–	$91,647
iShares Barclays TIPS Bond Fund	966,860	231,977	–	1,198,837	$128,898,954	$42,229	$2,947,736
iShares Cohen & Steers Realty Majors Index Fund	601,886	51,599	(130,228)	523,257	$34,388,450	$(2,881,769)	$1,129,305
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,834,145	241,950	(469,897)	1,606,198	$50,193,688	$(3,734,439)	$3,417,089
iShares MSCI Canada Index Fund	815,491	214,435	(51,092)	978,834	$30,343,854	$(218,126)	$487,123
iShares MSCI EAFE Index Fund	3,290,386	963,015	(398,317)	3,855,084	$224,481,541	$(2,861,469)	$5,721,449
iShares MSCI EAFE Small Cap Index Fund	613,941	166,672	(52,724)	727,889	$30,724,195	$(214,070)	$875,107
iShares MSCI Emerging Markets Index Fund	1,608,611	391,059	(104,797)	1,894,873	$90,233,852	$(538,895)	$1,244,967
iShares S&P MidCap 400 Index Fund	1,446,958	147,418	(176,832)	1,417,544	$128,557,065	$1,795,508	$1,484,815
iShares S&P SmallCap 600 Index Fund	860,207	109,015	(186,856)	782,366	$53,568,600	$896,758	$670,052

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	61

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$1,543,337,333	–	$1,543,337,333
Exchange-Traded Funds	$771,390,199	–	–	771,390,199
Money Market Funds	210,253,821	–	–	210,253,821

Total	$981,644,020	$1,543,337,333	–	$2,524,981,353

See Notes to Financial Statements.

62	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	LifePath 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 61.2%
Active Stock Master Portfolio		$767,320,441
CoreAlpha Bond Master Portfolio		439,888,230

Total Master Portfolios		1,207,208,671

Exchange-Traded Funds – 37.2%
iShares Barclays TIPS Bond Fund (a)	554,791	59,651,128
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	680,971	44,753,414
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,128,614	66,519,188
iShares MSCI Canada Index Fund (a)(b)	1,040,900	32,267,900
iShares MSCI EAFE Index Fund (a)(b)	4,085,815	237,917,008
iShares MSCI EAFE Small Cap Index Fund (a)(b)	772,751	32,617,820
iShares MSCI Emerging Markets Index Fund (a)(b)	2,015,244	95,965,919
iShares S&P MidCap 400 Index Fund (a)(b)	1,267,897	114,985,579
iShares S&P SmallCap 600 Index Fund (a)(b)	697,237	47,739,817

Total Exchange-Traded Funds (Cost — $602,243,531*)		732,417,773

Money Market Funds – 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	154,257,212	154,257,212
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	24,170,906	24,170,906

Total Money Market Funds (Cost — $178,428,118*)		178,428,118

Total Affiliated Investment Companies – 107.4%		2,118,054,562
Liabilities in Excess of Other Assets – (7.4)%		(145,979,496)

Net Assets – 100.0%		$1,972,075,066

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$810,313,863

Gross unrealized appreciation	$100,532,028
Gross unrealized depreciation	–

Net unrealized appreciation	$100,532,028

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	217,065,536	–	(62,808,324)[1]	154,257,212	$154,257,212	–	$586,086
BlackRock Cash Funds: Prime, SL Agency Shares	34,450,272	–	(10,279,366)[1]	24,170,906	$24,170,906	–	$92,526
iShares Barclays TIPS Bond Fund	432,362	133,529	(11,100)	554,791	$59,651,128	$39,239	$1,397,637
iShares Cohen & Steers Realty Majors Index Fund	736,816	35,088	(90,933)	680,971	$44,753,414	$(2,146,884)	$1,374,199
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,218,125	269,005	(358,516)	2,128,614	$66,519,188	$(2,986,296)	$4,239,928
iShares MSCI Canada Index Fund	822,796	218,104	–	1,040,900	$32,267,900	–	$512,705
iShares MSCI EAFE Index Fund	3,306,532	997,321	(218,038)	4,085,815	$237,917,008	$(3,315,374)	$5,883,806
iShares MSCI EAFE Small Cap Index Fund	615,291	169,422	(11,962)	772,751	$32,617,820	$(11,900)	$927,709
iShares MSCI Emerging Markets Index Fund	1,614,028	429,388	(28,172)	2,015,244	$95,965,919	$(141,554)	$1,302,584
iShares S&P MidCap 400 Index Fund	1,306,771	113,770	(152,644)	1,267,897	$114,985,579	$1,608,949	$1,332,298
iShares S&P SmallCap 600 Index Fund	773,189	82,716	(158,668)	697,237	$47,739,817	$995,663	$607,537

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	63

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$1,207,208,671	–	$1,207,208,671
Exchange-Traded Funds	$732,417,773	–	–	732,417,773
Money Market Funds	178,428,118	–	–	178,428,118

Total	$910,845,891	$1,207,208,671	–	$2,118,054,562

See Notes to Financial Statements.

64	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 57.0%
Active Stock Master Portfolio		$687,896,852
CoreAlpha Bond Master Portfolio		177,729,200

Total Master Portfolios		865,626,052

Exchange-Traded Funds – 40.5%
iShares Barclays TIPS Bond Fund (a)	150,344	16,164,987
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	693,309	45,564,267
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,156,480	67,390,000
iShares MSCI Canada Index Fund (a)(b)	949,552	29,436,112
iShares MSCI EAFE Index Fund (a)	3,659,166	213,073,236
iShares MSCI EAFE Small Cap Index Fund (a)(b)	687,000	28,998,270
iShares MSCI Emerging Markets Index Fund (a)(b)	1,807,304	86,063,817
iShares S&P MidCap 400 Index Fund (a)	1,012,776	91,848,655
iShares S&P SmallCap 600 Index Fund (a)(b)	549,842	37,647,682

Total Exchange-Traded Funds (Cost — $513,337,441*)		616,187,026

Money Market Funds – 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	139,976,764	139,976,764
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	22,015,363	22,015,363

Total Money Market Funds (Cost — $161,992,127*)		161,992,127

Total Affiliated Investment Companies – 108.2%		1,643,805,205
Liabilities in Excess of Other Assets – (8.2)%		(124,601,900)

Net Assets – 100.0%		$1,519,203,305

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$706,797,536

Gross unrealized appreciation	$71,381,617
Gross unrealized depreciation	–

Net unrealized appreciation	$71,381,617

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	199,984,725	–	(60,007,961)[1]	139,976,764	$139,976,764	–	$529,458
BlackRock Cash Funds: Prime, SL Agency Shares	31,755,867	–	(9,740,504)[1]	22,015,363	$22,015,363	–	$83,823
iShares Barclays TIPS Bond Fund	118,873	41,871	(10,400)	150,344	$16,164,987	$42,792	$383,607
iShares Cohen & Steers Realty Majors Index Fund	739,619	60,310	(106,620)	693,309	$45,564,267	$(3,241,847)	$1,349,747
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,251,865	267,328	(362,713)	2,156,480	$67,390,000	$(3,123,749)	$4,208,828
iShares MSCI Canada Index Fund	757,346	192,206	–	949,552	$29,436,112	–	$457,434
iShares MSCI EAFE Index Fund	3,044,063	838,940	(223,837)	3,659,166	$213,073,236	$(3,549,863)	$5,271,666
iShares MSCI EAFE Small Cap Index Fund	558,635	148,995	(20,630)	687,000	$28,998,270	$(20,523)	$815,214
iShares MSCI Emerging Markets Index Fund	1,492,236	354,934	(39,866)	1,807,304	$86,063,817	$(82,820)	$1,182,340
iShares S&P MidCap 400 Index Fund	1,128,250	36,338	(151,812)	1,012,776	$91,848,655	$1,653,522	$1,105,512
iShares S&P SmallCap 600 Index Fund	669,577	32,074	(151,809)	549,842	$37,647,682	$1,105,177	$511,920

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	65

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$865,626,052	–	$865,626,052
Exchange-Traded Funds	$616,187,026	–	–	616,187,026
Money Market Funds	161,992,127	–	–	161,992,127

Total	$778,179,153	$865,626,052	–	$1,643,805,205

See Notes to Financial Statements.

66	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 52.9%
Active Stock Master Portfolio		$61,094,483
CoreAlpha Bond Master Portfolio		2,094,794

Total Master Portfolios		63,189,277

Exchange-Traded Funds – 45.3%
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	67,805	4,456,144
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	211,207	6,600,219
iShares MSCI Canada Index Fund (a)	85,268	2,643,308
iShares MSCI EAFE Index Fund (a)(b)	326,243	18,997,130
iShares MSCI EAFE Small Cap Index Fund (a)(b)	62,233	2,626,855
iShares MSCI Emerging Markets Index Fund (a)	160,758	7,655,296
iShares S&P MidCap 400 Index Fund (a)	86,290	7,825,640
iShares S&P SmallCap 600 Index Fund (a)(b)	47,346	3,241,781

Total Exchange-Traded Funds (Cost — $44,994,395*)		54,046,373

Money Market Funds – 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	11,027,847	11,027,847
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	1,709,851	1,709,851

Total Money Market Funds (Cost — $12,737,698*)		12,737,698

Total Affiliated Investment Companies – 108.9%		129,973,348
Liabilities in Excess of Other Assets – (8.9)%		(10,582,802)

Net Assets – 100.0%		$119,390,546

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$59,969,558

Gross unrealized appreciation	$6,814,513
Gross unrealized depreciation	–

Net unrealized appreciation	$6,814,513

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	8,389,466	2,638,381[1]	–	11,027,847	$11,027,847	–	$29,595
BlackRock Cash Funds: Prime, SL Agency Shares	1,300,980	408,871[1]	–	1,709,851	$1,709,851	–	$4,548
iShares Cohen & Steers Realty Majors Index Fund	29,950	43,676	(5,821)	67,805	$4,456,144	$112,753	$103,398
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	97,846	129,918	(16,557)	211,207	$6,600,219	$109,232	$341,383
iShares MSCI Canada Index Fund	29,411	63,413	(7,556)	85,268	$2,643,308	$33,581	$38,411
iShares MSCI EAFE Index Fund	122,044	225,391	(21,192)	326,243	$18,997,130	$28,207	$385,266
iShares MSCI EAFE Small Cap Index Fund	23,107	40,895	(1,769)	62,233	$2,626,855	$4,589	$69,445
iShares MSCI Emerging Markets Index Fund	58,964	108,511	(6,717)	160,758	$7,655,296	$41,347	$93,796
iShares S&P MidCap 400 Index Fund	45,948	50,694	(10,352)	86,290	$7,825,640	$236,744	$77,152
iShares S&P SmallCap 600 Index Fund	26,860	30,237	(9,751)	47,346	$3,241,781	$178,789	$36,101

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	67

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$63,189,277	–	$63,189,277
Exchange-Traded Funds	$54,046,373	–	–	54,046,373
Money Market Funds	12,737,698	–	–	12,737,698

Total	$66,784,071	$63,189,277	–	$129,973,348

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 12.6%
Auto Components – 0.3%
Autoliv, Inc. (a)	1,398	$110,358
Lear Corp. (b)	76,400	7,541,444
TRW Automotive Holdings Corp. (b)	16,980	894,846
WABCO Holdings, Inc. (b)	699	42,590

		8,589,238

Automobiles – 0.5%
General Motors Co. (b)	347,453	12,807,117

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A (b)	120,232	4,747,962
Corinthian Colleges, Inc. (b)	19,414	101,147

		4,849,109

Hotels, Restaurants & Leisure – 1.4%
Carnival Corp.	270,974	12,494,611
McDonald’s Corp.	134,508	10,324,834
Starbucks Corp. (a)	316,627	10,173,226
Wendy’s/Arby’s Group, Inc.	363,971	1,681,546

		34,674,217

Household Durables – 1.0%
Harman International Industries, Inc. (b)	1,096	50,744
NVR, Inc. (a)(b)	22,449	15,512,708
Whirlpool Corp.	102,654	9,118,755

		24,682,207

Internet & Catalog Retail – 1.1%
priceline.com, Inc. (b)	70,122	28,017,245

Media – 3.3%
CBS Corp., Class B	1,467,771	27,961,038
Comcast Corp., Class A (a)	1,318,838	28,974,871
Dex One Corp. (b)	89,875	670,467
Scripps Networks Interactive, Inc., Class A	766	39,641
SuperMedia, Inc. (a)(b)	40,283	350,865
Time Warner, Inc.	746,250	24,006,862
The Washington Post Co., Class B (a)	770	338,415

		82,342,159

Multiline Retail – 0.7%
Big Lots, Inc. (b)	4,010	122,145
Sears Holdings Corp. (a)(b)	176,003	12,980,221
Wal-Mart Stores, Inc.	117,807	6,353,331

		19,455,697

Specialty Retail – 2.6%
Aeropostale, Inc. (b)	432,705	10,661,851
Best Buy Co., Inc.	773,789	26,533,225
Foot Locker, Inc.	37,030	726,529
GameStop Corp., Class A (a)(b)	190,481	4,358,205
The Gap, Inc. (a)	820,846	18,173,531
Ross Stores, Inc. (a)	6,673	422,067
Signet Jewelers Ltd. (b)	1,763	76,514
Staples, Inc. (a)	167,800	3,820,806

		64,772,728

Textiles, Apparel & Luxury Goods – 1.5%
Coach, Inc.	46,656	2,580,543
Deckers Outdoor Corp. (a)(b)	38,334	3,056,753
NIKE, Inc., Class B	365,608	31,230,236
Polo Ralph Lauren Corp.	1,839	203,982

		37,071,514

Total Consumer Discretionary		317,261,231

Consumer Staples – 10.8%
Beverages – 1.2%
The Coca-Cola Co.	112,104	7,373,080
Coca-Cola Enterprises, Inc. (a)	357,817	8,956,160
Hansen Natural Corp. (b)	240,743	12,586,044
PepsiCo, Inc.	7,474	488,276

		29,403,560

Food & Staples Retailing – 1.1%
CVS Caremark Corp. (a)	92,337	3,210,557
Costco Wholesale Corp. (a)	273,381	19,740,842
Sysco Corp.	119,855	3,523,737

		26,475,136

Food Products – 1.0%
Dean Foods Co. (a)(b)	166,317	1,470,242
Pilgrim’s Pride Corp. (b)	80,465	570,497
Ralcorp Holdings, Inc. (a)(b)	8,040	522,680
Smithfield Foods, Inc. (b)	18,687	385,513
Tyson Foods, Inc., Class A (a)	1,288,676	22,191,001

		25,139,933

Household Products – 3.1%
Colgate-Palmolive Co.	334,246	26,863,351
The Procter & Gamble Co.	797,566	51,307,421

		78,170,772

Personal Products – 1.2%
The Estee Lauder Cos., Inc., Class A (a)	38,213	3,083,789
Herbalife Ltd. (a)	2,712	185,420
Mead Johnson Nutrition Co.	432,252	26,907,687

		30,176,896

Tobacco – 3.2%
Lorillard, Inc.	323,707	26,563,396
Philip Morris International, Inc.	488,499	28,591,847
Reynolds American, Inc. (a)	814,878	26,581,320

		81,736,563

Total Consumer Staples		271,102,860

Energy – 10.6%
Energy Equipment & Services – 1.4%
Core Laboratories N.V. (a)	24,829	2,211,023
Dresser-Rand Group, Inc. (a)(b)	71,246	3,034,367
McDermott International, Inc. (a)(b)	137,252	2,839,744
National Oilwell Varco, Inc. (a)	256,171	17,227,500
Rowan Cos., Inc. (a)(b)	40,410	1,410,713
SEACOR Holdings, Inc.	75,838	7,666,463

		34,389,810

Oil, Gas & Consumable Fuels – 9.2%
Alpha Natural Resources, Inc. (b)	138,192	8,295,666
Anadarko Petroleum Corp.	27,692	2,109,023
Apache Corp.	242,802	28,949,282
Chevron Corp.	188,354	17,187,303
Concho Resources, Inc. (b)	66	5,786
ConocoPhillips	689,717	46,969,728
See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	69

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Energy Partners Ltd. (b)	115,620	$1,718,113
Exxon Mobil Corp.	1,396,156	102,086,927
Hess Corp.	96,532	7,388,559
Newfield Exploration Co. (a)(b)	29,022	2,092,776
Noble Energy, Inc.	12,331	1,061,452
Valero Energy Corp.	341,231	7,889,261
Whiting Petroleum Corp. (a)(b)	46,299	5,425,780

		231,179,656

Total Energy		265,569,466

Financials – 14.3%
Capital Markets – 2.3%
Ameriprise Financial, Inc. (a)	263,415	15,159,533
The Bank of New York Mellon Corp.	40,810	1,232,462
Franklin Resources, Inc.	7,066	785,810
The Goldman Sachs Group, Inc.	78,720	13,237,555
Invesco Ltd.	244,751	5,888,709
Legg Mason, Inc. (a)	163,892	5,944,363
Morgan Stanley	609,400	16,581,774

		58,830,206

Commercial Banks – 1.6%
Commerce Bancshares, Inc. (a)	20,033	795,911
Cullen/Frost Bankers, Inc. (a)	4,892	298,999
First Citizens BancShares, Inc., Class A	214	40,457
Huntington Bancshares, Inc.	115,193	791,376
M&T Bank Corp.	158,034	13,756,860
Marshall & Ilsley Corp.	2,585	17,888
Regions Financial Corp.	39,485	276,395
SVB Financial Group (b)	36,269	1,924,070
SunTrust Banks, Inc.	64,633	1,907,320
U.S. Bancorp	54,007	1,456,569
Wells Fargo & Co.	634,089	19,650,418

		40,916,263

Consumer Finance – 1.0%
Capital One Financial Corp.	572,256	24,355,215

Diversified Financial Services – 5.9%
Bank of America Corp.	2,124,970	28,347,100
CME Group, Inc.	50,808	16,347,474
Citigroup, Inc. (b)	5,734,793	27,125,571
JPMorgan Chase & Co.	1,433,124	60,793,120
The NASDAQ OMX Group, Inc. (b)	645,816	15,312,297

		147,925,562

Insurance – 3.0%
ACE Ltd.	457,532	28,481,367
Allied World Assurance Co. Holdings Ltd.	4,549	270,393
The Allstate Corp. (a)	708,093	22,574,005
American National Insurance Co.	1,038	88,874
Aspen Insurance Holdings Ltd.	76,014	2,175,521
Berkshire Hathaway, Inc., Class B (b)	64,754	5,187,443
CNA Financial Corp. (b)	2,104	56,913
Everest Re Group Ltd.	471	39,950
MetLife, Inc.	248,874	11,059,961
Reinsurance Group of America, Inc. (a)	12,181	654,241
The Travelers Cos., Inc. (a)	70,501	3,927,611
White Mountains Insurance Group Ltd.	94	31,546
XL Group Plc	37,693	822,461

		75,370,286

Real Estate Investment Trusts (REITs) – 0.5%
AvalonBay Communities, Inc.	26,332	2,963,666
Public Storage	23,531	2,386,514
Rayonier, Inc. (a)	119,311	6,266,214

		11,616,394

Real Estate Management & Development – 0.0%
The Howard Hughes Corp. (b)	5,714	310,956
Jones Lang LaSalle, Inc.	3,584	300,769

		611,725

Thrifts & Mortgage Finance – 0.0%
Hudson City Bancorp, Inc. (a)	57,377	730,983
People’s United Financial, Inc.	4,759	66,674

		797,657

Total Financials		360,423,308

Health Care – 11.3%
Biotechnology – 2.2%
Amgen, Inc. (b)	178,209	9,783,674
Biogen Idec, Inc. (a)(b)	182,615	12,244,336
Celgene Corp. (b)	3,765	222,662
Cephalon, Inc. (a)(b)	212,891	13,139,632
Genzyme Corp. (b)	53,593	3,815,822
Gilead Sciences, Inc. (b)	431,815	15,648,975
United Therapeutics Corp. (b)	3,199	202,241

		55,057,342

Health Care Equipment & Supplies – 2.0%
CareFusion Corp. (b)	402,784	10,351,549
Covidien Plc	221,625	10,119,397
Gen-Probe, Inc. (b)	6,961	406,174
Hospira, Inc. (b)	47,374	2,638,258
Intuitive Surgical, Inc. (a)(b)	101,357	26,124,767
Thoratec Corp. (a)(b)	7,562	214,156
Varian Medical Systems, Inc. (a)(b)	1,413	97,893
Zimmer Holdings, Inc. (a)(b)	10,611	569,598

		50,521,792

Health Care Providers & Services – 2.5%
Express Scripts, Inc. (b)	341,785	18,473,479
Medco Health Solutions, Inc. (a)(b)	492,719	30,188,893
WellPoint, Inc. (b)	237,496	13,504,023

		62,166,395

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. (a)(b)	150,043	8,306,381

Pharmaceuticals – 4.3%
Allergan, Inc. (a)	231,292	15,882,822
Bristol-Myers Squibb Co.	1,232,325	32,631,966
Eli Lilly & Co.	38,669	1,354,962
Johnson & Johnson	586,234	36,258,573
Medicis Pharmaceutical Corp., Class A (a)	77,948	2,088,227
Merck & Co., Inc.	274,107	9,878,816
Pfizer, Inc.	457,505	8,010,912
Warner Chilcott PLC, Class A	90,541	2,042,605

		108,148,883

Total Health Care		284,200,793

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials – 9.2%
Aerospace & Defense – 2.9%
Alliant Techsystems, Inc. (b)	129,714	$9,654,613
The Boeing Co.	80,299	5,240,313
General Dynamics Corp. (a)	357,555	25,372,103
L-3 Communications Holdings, Inc. (a)	50,646	3,570,036
Northrop Grumman Corp. (a)	385,552	24,976,059
Raytheon Co.	91,009	4,217,357

		73,030,481

Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc. (a)	91,280	7,319,743
FedEx Corp. (a)	173,292	16,117,889
UTi Worldwide, Inc. (a)	24,641	522,389

		23,960,021

Airlines – 0.2%
United Continental Holdings, Inc. (a)(b)	217,464	5,179,992

Commercial Services & Supplies – 0.0%
Republic Services, Inc.	32,403	967,553

Construction & Engineering – 0.2%
URS Corp. (b)	98,616	4,103,412

Electrical Equipment – 0.1%
Emerson Electric Co.	27,926	1,596,529
First Solar, Inc. (a)(b)	269	35,008
General Cable Corp. (b)	22,351	784,297

		2,415,834

Industrial Conglomerates – 0.6%
General Electric Co.	859,251	15,715,701

Machinery – 3.0%
AGCO Corp. (a)(b)	528,486	26,773,101
CNH Global N.V. (a)(b)	729	34,802
Cummins, Inc. (a)	280,427	30,849,774
Danaher Corp. (a)	138,122	6,515,215
Flowserve Corp. (a)	14,039	1,673,730
Harsco Corp. (a)	86,881	2,460,470
Navistar International Corp. (b)	92,974	5,384,124
SPX Corp.	7,681	549,115

		74,240,331

Professional Services – 1.0%
Manpower, Inc. (a)	408,676	25,648,506

Trading Companies & Distributors – 0.2%
W.W. Grainger, Inc. (a)	31,560	4,358,751
WESCO International, Inc. (a)(b)	33,511	1,769,381

		6,128,132

Total Industrials		231,389,963

Information Technology – 18.2%
Communications Equipment – 2.5%
ADTRAN, Inc. (a)	22,318	808,135
Brocade Communications Systems, Inc. (a)(b)	809,126	4,280,277
Cisco Systems, Inc. (b)	2,161,940	43,736,046
F5 Networks, Inc. (b)	26,795	3,487,637
Harris Corp. (a)	203,198	9,204,869

		61,516,964

Computers & Peripherals – 4.8%
Apple, Inc. (b)	237,279	76,536,714
Dell, Inc. (b)	975,342	13,215,884
Hewlett-Packard Co.	37,888	1,595,085
International Business Machines Corp.	96,701	14,191,839
NetApp, Inc. (b)	122,257	6,719,245
SanDisk Corp. (b)	37,944	1,891,888
Teradata Corp. (b)	36,100	1,485,876
Western Digital Corp. (a)(b)	121,809	4,129,325

		119,765,856

Electronic Equipment, Instruments & Components – 0.0%
Flextronics International Ltd. (b)	117,604	923,191

Internet Software & Services – 2.5%
AOL, Inc. (b)	15,871	376,301
Google, Inc., Class A (b)	92,784	55,110,913
IAC/InterActiveCorp (b)	276,662	7,940,199

		63,427,413

IT Services – 1.3%
Accenture Plc, Class A	150,384	7,292,120
Amdocs Ltd. (b)	28,027	769,902
Broadridge Financial Solutions, Inc.	86,940	1,906,594
Cognizant Technology Solutions Corp., Class A (a)(b)	44,582	3,267,415
Computer Sciences Corp.	314,111	15,579,905
Convergys Corp. (b)	2,376	31,292
MasterCard, Inc., Class A	11,116	2,491,207
Visa, Inc., Class A (a)	6,442	453,388
The Western Union Co.	43,053	799,494

		32,591,317

Office Electronics – 0.2%
Xerox Corp.	411,579	4,741,390

Semiconductors & Semiconductor Equipment – 2.4%
Altera Corp. (a)	737,308	26,233,419
Applied Materials, Inc.	17,448	245,145
Broadcom Corp., Class A (a)	539,774	23,507,158
Integrated Device Technology, Inc. (b)	1,082	7,206
Intel Corp. (a)	410,646	8,635,885
LSI Corp. (b)	117,501	703,831
Micron Technology, Inc. (b)	95,260	763,985

		60,096,629

Software – 4.5%
Activision Blizzard, Inc.	1,055	13,124
Autodesk, Inc. (a)(b)	239,995	9,167,809
CA, Inc.	39,534	966,211
Check Point Software Technologies (a)(b)	8,039	371,884
Intuit, Inc. (a)(b)	36,051	1,777,315
MICROS Systems, Inc. (b)	47,022	2,062,385
McAfee, Inc. (b)	32,090	1,486,088
Microsoft Corp.	2,489,060	69,494,555
Oracle Corp.	885,610	27,719,593

		113,058,964

Total Information Technology		456,121,724

Materials – 2.6%
Chemicals – 1.1%
Airgas, Inc.	2,227	139,098
Ashland, Inc.	329,641	16,765,541

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	71

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Chemicals (concluded)
The Mosaic Co.	11,230	$857,523
Praxair, Inc. (a)	114,642	10,944,872

		28,707,034

Containers & Packaging – 0.0%
Ball Corp.	2,897	197,141

Metals & Mining – 1.2%
Alcoa, Inc. (a)	949,632	14,614,836
Freeport-McMoRan Copper & Gold, Inc.	25,145	3,019,663
Newmont Mining Corp.	188,983	11,609,226

		29,243,725

Paper & Forest Products – 0.3%
MeadWestvaco Corp.	288,390	7,544,283

Total Materials		65,692,183

Telecommunication Services – 3.9%
Diversified Telecommunication Services – 3.8%
AT&T, Inc.	1,794,529	52,723,262
Qwest Communications International, Inc.	726,055	5,525,279
Verizon Communications, Inc. (a)	1,090,950	39,034,191

		97,282,732

Wireless Telecommunication Services – 0.1%
Sprint Nextel Corp. (b)	360,889	1,526,560
United States Cellular Corp. (b)	3,974	198,462

		1,725,022

Total Telecommunication Services		99,007,754

Utilities – 2.2%
Electric Utilities – 1.2%
Allegheny Energy, Inc.	24,993	605,830
American Electric Power Co., Inc.	92	3,310
Edison International (a)	65,013	2,509,502
Entergy Corp. (a)	352,233	24,948,664
Southern Co. (a)	28,574	1,092,384

		29,159,690

Gas Utilities – 0.5%
Atmos Energy Corp.	15,470	482,664
Oneok, Inc. (a)	223,466	12,395,659

		12,878,323

Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc. (a)	123,905	3,795,210
NRG Energy, Inc. (b)	200,719	3,922,049

		7,717,259

Multi-Utilities – 0.2%
NiSource, Inc. (a)	45,842	807,736
Sempra Energy (a)	97,327	5,107,721

		5,915,457

Total Utilities		55,670,729

Total Long-Term Investments (Cost — $2,133,171,465) – 95.7%		2,406,440,011

Short-Term Securities
Money Market Funds – 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	259,245,739	259,245,739
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	34,372,877	34,372,877

		293,618,616

	Par (000)
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bill, 0.15%, 3/24/11 (f)(g)	$4,302	4,300,899

Total Short-Term Securities (Cost — $297,919,299) – 11.9%		297,919,515

Total Investments (Cost — $2,431,090,764*) – 107.6%		2,704,359,526
Liabilities in Excess of Other Assets – (7.6)%		(190,935,410)

Net Assets – 100.0%		$2,513,424,116

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,527,175,347

Gross unrealized appreciation	$207,399,930
Gross unrealized depreciation	(30,215,751)

Net unrealized appreciation	$177,184,179

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at December 31, 2010	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	214,125,678	45,120,061	259,245,739	$1,188,513
BlackRock Cash Funds: Prime, SL Agency Shares	28,279,563	6,093,314	34,372,877	$173,524

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (concluded)	Active Stock Master Portfolio

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	Rate shown is the yield to maturity as of the date of purchase.
(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
813	S&P 500 Index	Chicago	March 2011	$50,934,450	$863,629

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$2,406,440,011	–	–	$2,406,440,011
Short-Term Securities:
Money Market Funds	293,618,616	–	–	293,618,616
U.S. Government Obligations	–	$4,300,899	–	4,300,899

Total	$2,700,058,627	$4,300,899	–	$2,704,359,526

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Equity contracts	$863,629	–	–	$863,629

[1]	See above Schedule of Investments for values in each sector and industry.
[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	73

Schedule of Investments December 31, 2010	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
ACE Securities Corp.,
Series 2005-AG1, Class A2D, 0.62%, 8/25/35 (a)	$5,039	$4,849,595
AH Mortgage Advance Trust,
Series 2010-ADV2, Class A1, 4.21%, 5/10/41 (b)	5,200	5,219,500
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 5.15%, 3/25/58 (a)(b)	7,228	7,511,740
AmeriCredit Automobile Receivables Trust:
Series 2006-BG, Class A4, 5.21%,
9/06/13	3,463	3,517,226
Series 2006-RM, Class A3, 5.53%,
1/06/14	6,593	6,676,226
Series 2007-CM, Class A4A, 5.55%,
4/07/14	6,114	6,329,671
Series 2007-CM, Class A4B, 0.35%,
4/07/14 (a)	7,192	7,171,701
Ameriquest Mortgage Securities, Inc.:
Series 2005-R11, Class A2C, 0.49%,
1/25/36 (a)	1,361	1,297,704
Series 2005-R6, Class A2, 0.46%,
8/25/35 (a)	1,002	969,661
Series 2006-R1, Class A2C, 0.45%,
3/25/36 (a)	2,820	2,789,542
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.74%,
6/25/35 (a)	635	626,110
Series 2005-OPT1, Class A1SS, 0.51%,
7/25/35 (a)	1,259	1,213,968
Series 2006-OPT2, Class A3B, 0.37%,
10/25/36 (a)	912	906,660
Bank of America Credit Card Trust,
Series 2007-C1, Class C1, 0.55%, 6/16/14 (a)	2,300	2,268,253
Bear Stearns Asset Backed Securities Trust:
Series 2005-HE9, Class M1, 0.77%,
10/25/35 (a)	600	555,586
Series 2007-HE3, Class 1A1, 0.38%,
4/25/37 (a)	5,183	4,991,101
Capital One Auto Finance Trust:
Series 2006-B, Class A4, 0.28%,
7/15/13 (a)	4,277	4,255,833
Series 2006-C, Class A4, 0.29%,
5/15/13 (a)	712	708,397
Series 2007-A, Class A4, 0.28%,
11/15/13 (a)	1,143	1,135,173
Series 2007-B, Class A4, 0.29%,
4/15/14 (a)	4,132	4,110,826
Series 2007-C, Class A3A, 5.13%,
4/16/12	244	244,094
Series 2007-C, Class A3B, 0.77%,
4/16/12 (a)	423	423,301
Capital One Multi-Asset Execution Trust:
Series 2006-C1, Class C, 0.55%,
3/17/14 (a)	5,900	5,868,146
Series 2006-C2, Class C, 0.56%,
6/16/14 (a)	6,365	6,306,723
Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A1, 0.38%, 2/25/37 (a)	1,864	1,761,714
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-5, Class 1A4, 4.40%, 2/25/30	653	650,099
Chase Issuance Trust,
Series 2006-C2, Class C, 0.56%, 4/15/13 (a)	7,000	6,994,251
Citibank Credit Card Issuance Trust:
Series 2004-C1, Class C1, 0.91%,
7/15/13 (a)	3,700	3,680,889
Series 2006-C2, Class C2, 5.70%,
5/15/13	6,037	6,164,504
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.67%,
5/25/36 (a)	2,058	1,981,545
Series 2005-3, Class MV2, 0.71%,
8/25/35 (a)	3,000	2,784,990
Series 2005-4, Class MV1, 0.72%,
10/25/35 (a)	6,545	6,235,503
Series 2006-15, Class A2, 5.68%,
10/25/46 (a)	3,800	3,727,572
Series 2006-22, Class 2A1, 0.31%,
5/25/47 (a)	57	56,692
Series 2006-25, Class 2A1, 0.33%,
6/25/47 (a)	1,319	1,297,897
Series 2007-10, Class 2A1, 0.31%,
6/25/47 (a)	1,988	1,925,954
Series 2007-4, Class A1B, 5.81%,
9/25/37	1,073	1,054,716
Series 2007-5, Class 2A1, 0.36%,
9/25/47 (a)	2,118	2,055,883
Series 2007-6, Class 2A1, 0.36%,
9/25/37 (a)	343	329,449
Series 2007-7, Class 2A1, 0.34%,
10/25/47 (a)	253	249,471
Series 2007-8, Class 2A1, 0.32%,
11/25/37 (a)	3,264	3,061,490
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-SP2, Class A1, 0.41%, 3/25/46 (a)(b)	1,472	1,457,635
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2004-FF10, Class A3, 0.80%, 9/25/34 (a)	330	313,941
First National Master Note Trust,
Series 2009-1, Class A, 1.61%, 5/15/14 (a)	5,800	5,798,906
GMAC Mortgage Corp. Loan Trust,
Series 2006-HLTV, Class A3, 5.59%, 10/25/29	882	852,645
GMAC Mortgage Servicer Advance Funding Co. Ltd.,
Series 2010-1A, Class A, 4.25%, 1/15/22 (b)	1,700	1,708,776
GSAMP Trust,
Series 2007-HE2, Class A2A, 0.38%, 3/25/47 (a)	1,495	1,415,736
GSRPM Mortgage Loan Trust,
Series 2006-2, Class A1A, 0.40%, 9/25/36 (a)(b)	533	527,354
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1, 0.41%, 3/20/36 (a)	4,635	4,340,558

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Home Equity Asset Trust:
Series 2005-2, Class M2, 0.74%,
7/25/35 (a)	$4,200	$3,937,907
Series 2006-1, Class 2A4, 0.59%,
4/25/36 (a)	4,200	3,430,564
IndyMac Residential Asset Backed Trust,
Series 2007-A, Class 2A1, 0.39%, 4/25/47 (a)	2,843	2,803,668
Lehman XS Trust,
Series 2006-GP4, Class 3A1A, 0.33%, 8/25/46 (a)	364	361,173
MBNA Credit Card Master Note Trust:
Series 2004-C1, Class C1, 1.04%,
7/15/13 (a)	4,600	4,599,879
Series 2006-C3, Class C3, 0.55%,
10/15/13 (a)	800	798,011
MBNA Master Credit Card Trust,
Series 2001-C, Class C, 7.10%, 9/15/13 (b)	4,525	4,596,979
MASTR Asset Backed Securities Trust:
Series 2006-AB1, Class A2, 0.49%,
2/25/36 (a)	4,276	3,836,724
Series 2006-AM1, Class A2, 0.39%,
1/25/36 (a)	368	363,882
Series 2007-HE1, Class A1, 0.34%,
5/25/37 (a)	1,817	1,752,163
Morgan Stanley Capital, Inc.,
Series 2006, Class A3, 0.45%, 12/25/35 (a)	2,027	1,999,516
Morgan Stanley Home Equity Loan Trust,
Series 2006-1, Class A2B, 0.46%, 12/25/35 (a)	975	955,144
New Century Home Equity Loan Trust,
Series 2005-3, Class M1, 0.74%, 7/25/35 (a)	8,200	6,936,011
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.96%,
12/25/34 (a)	2,775	2,681,881
Series 2005-WCW3, Class A2C, 0.64%,
8/25/35 (a)	8,100	7,572,666
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.71%,
8/25/35 (a)	5,547	5,455,484
Series 2007-RZ1, Class A1, 0.33%,
2/25/37 (a)	22	21,514
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.53%,
7/25/35 (a)	934	924,862
Series 2005-AHL2, Class A2, 0.52%,
10/25/35 (a)	779	747,748
Series 2005-EMX3, Class M1, 0.69%,
9/25/35 (a)	1,000	936,933
Series 2006-EMX5, Class A2, 0.38%,
7/25/36 (a)	254	253,861
Series 2006-KS1, Class A3, 0.48%,
2/25/36 (a)	1,435	1,335,671
Series 2006-KS5, Class A2, 0.37%,
7/25/36 (a)	353	352,554
Series 2006-KS7, Class A2, 0.36%,
9/25/36 (a)	441	438,607
Series 2007-KS1, Class A1, 0.32%,
1/25/37 (a)	117	116,404
Series 2007-KS3, Class AI1, 0.37%,
4/25/37 (a)	2,339	2,292,483
Series 2007-KS4, Class A1, 0.36%,
5/25/37 (a)	595	585,218
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3A, 0.31%, 10/25/36 (a)	1,114	1,095,802
SLM Student Loan Trust,
Series 2009-C, Class A, 4.50%, 11/16/43 (a)(b)	6,198	6,023,528
Santander Drive Auto Receivables Trust:
Series 2010-2, Class A2, 0.95%,
8/15/13	1,300	1,301,517
Series 2010-B, Class C, 3.02%,
10/17/16 (b)	2,500	2,505,475
Saxon Asset Securities Trust,
Series 2005-4, Class A1A, 0.49%, 11/25/37 (a)	2,830	2,626,447
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A, 0.55%,
8/25/35 (a)	1,408	1,388,433
Series 2006-OP1, Class A2C, 0.56%,
10/25/35 (a)	4,018	3,609,575
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3, 0.52%,
12/25/35 (a)	7,846	7,059,528
Series 2006-EQ1, Class A2, 0.37%,
10/25/36 (a)	5,259	5,169,993
Series 2007-OPT5, Class 2A1, 1.06%,
10/25/37 (a)	156	154,737
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5, 0.61%,
2/25/35 (a)(b)	2,043	2,016,296
Series 2005-11, Class A6, 0.48%,
1/25/36 (a)	2,636	2,429,479
Series 2005-6, Class M1, 0.74%,
7/25/35 (a)	3,900	3,079,436
Structured Asset Securities Corp.,
Series 2006-OPT1, Class A4, 0.42%, 4/25/36 (a)	3,580	3,234,822
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2, 4.85%, 8/25/36	4,510	4,455,884
Wachovia Auto Loan Owner Trust,
Series 2007-1, Class D, 5.65%, 2/20/13	2,600	2,621,811
Wheels SPV LLC,
Series 2009-1, Class A, 1.81%, 3/15/18 (a)(b)	5,984	6,024,524

Total Asset-Backed Securities – 11.9%		255,259,701

Corporate Bonds
Aerospace & Defense – 0.4%
BE Aerospace, Inc.,
6.88%, 10/01/20	1,900	1,961,750
ITT Corp.,
6.13%, 5/01/19	800	901,747

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	75

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense (concluded)
L-3 Communications Corp.,
Series B, 6.38%, 10/15/15	$4,843	$4,988,290

		7,851,787

Air Freight & Logistics – 0.1%
FedEx Corp.,
8.00%, 1/15/19	600	740,134
United Parcel Service, Inc.,
4.88%, 11/15/40	400	387,440

		1,127,574

Auto Components – 0.0%
Cooper US, Inc.:
2.38%, 1/15/16	350	345,233
3.88%, 12/15/20	300	293,324

		638,557

Automobiles – 0.1%
Daimler Finance North America LLC,
5.88%, 3/15/11	965	974,785
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	1,000	1,336,243

		2,311,028

Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20	6,400	6,934,963
6.38%, 1/15/40	1,400	1,603,437
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,199,990
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,060,804
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	1,000	1,023,332
PepsiCo, Inc.:
5.50%, 1/15/40	2,000	2,114,058
4.88%, 11/01/40	1,000	970,343

		15,906,927

Biotechnology – 0.4%
Amgen, Inc.,
6.40%, 2/01/39	900	1,036,461
Biogen Idec, Inc.,
6.88%, 3/01/18	3,500	3,945,763
Celgene Corp.,
3.95%, 10/15/20	4,000	3,802,940
Genentech, Inc.,
4.75%, 7/15/15	625	688,184

		9,473,348

Building Products – 0.0%
CRH America, Inc.,
6.00%, 9/30/16	800	853,646

Capital Markets – 1.1%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,850,095
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	3,600	3,955,497
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14 (c)	1,400	1,523,487
4.88%, 1/15/15	900	970,335
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,627,325
6.15%, 4/01/18	1,500	1,651,790
7.50%, 2/15/19	1,200	1,399,189
6.75%, 10/01/37	1,650	1,686,953
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18 (c)	2,350	2,571,741
Morgan Stanley:
6.00%, 4/28/15	1,400	1,516,204
6.25%, 8/28/17	1,500	1,615,749
5.63%, 9/23/19	2,000	2,039,366
Series F, 5.95%, 12/28/17	850	899,334

		24,307,065

Chemicals – 0.6%
Eastman Chemical Co.,
3.00%, 12/15/15	2,300	2,271,832
Nalco Co.,
6.63%, 1/15/19 (b)	3,500	3,578,750
PPG Industries, Inc.:
6.65%, 3/15/18	2,200	2,530,295
3.60%, 11/15/20	2,000	1,862,398
Yara International ASA,
7.88%, 6/11/19 (b)	1,900	2,264,391

		12,507,666

Commercial Banks – 2.1%
Abbey National Treasury Services Plc,
3.88%, 11/10/14 (b)	2,500	2,477,345
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,925,312
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13 (b)	2,800	2,845,363
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12	4,000	4,064,476
Credit Suisse New York,
5.30%, 8/13/19	2,400	2,535,048
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,551,618
Enterprise Products Operating LLC,
5.25%, 1/31/20 (c)	2,000	2,080,380
HSBC Bank USA NA:
4.88%, 8/24/20	1,400	1,391,695
5.88%, 11/01/34	1,700	1,684,056
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,190,401
6.50%, 9/15/37	1,400	1,466,136
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	886,850
Lloyds TSB Bank Plc,
4.38%, 1/12/15 (b)	2,500	2,499,430
Wachovia Bank NA,
6.00%, 11/15/17	5,400	5,991,111
Wells Fargo & Co.,
5.25%, 10/23/12	7,700	8,255,000

		44,844,221

Commercial Services & Supplies – 0.0%
Iron Mountain, Inc.,
8.38%, 8/15/21	580	622,050

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Communications Equipment – 0.4%
Motorola, Inc.,
8.00%, 11/01/11	$4,600	$4,844,522
Omnicom Group, Inc.,
4.45%, 8/15/20	3,800	3,718,410

		8,562,932

Computers & Peripherals – 0.1%
International Business Machines Corp.,
7.63%, 10/15/18	2,050	2,609,566

Consumer Finance – 0.8%
American Express Co.,
8.13%, 5/20/19	4,800	5,972,213
American Express Credit Co.,
2.75%, 9/15/15	2,600	2,557,583
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,820,690
Caterpillar Financial Services Corp.,
7.05%, 10/01/18	3,000	3,628,899
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	2,500	2,686,530
HSBC Finance Corp.,
6.68%, 1/15/21 (b)	750	757,711

		17,423,626

Containers & Packaging – 0.5%
Ball Corp.,
5.75%, 5/15/21	2,900	2,805,750
Crown Americas LLC and Crown Americas Capital Corp. II,
7.63%, 5/15/17	3,900	4,192,500
Sealed Air Corp.:
7.88%, 6/15/17	840	923,746
6.88%, 7/15/33 (b)	2,000	1,875,294

		9,797,290

Diversified Financial Services – 1.4%
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,639,423
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,370,240
3.70%, 9/01/15 (c)	1,000	991,365
5.65%, 5/01/18	1,500	1,532,658
5.49%, 3/15/19 (c)	1,500	1,463,183
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,537,283
6.38%, 8/12/14	1,400	1,547,290
6.13%, 11/21/17	1,000	1,095,886
8.50%, 5/22/19	1,600	1,986,296
8.13%, 7/15/39	600	763,282
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	1,922,710
4.38%, 9/16/20	4,000	3,936,628
6.75%, 3/15/32	500	566,059
6.88%, 1/10/39	1,000	1,155,660
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,046,106
JPMorgan Chase & Co.,
4.75%, 5/01/13	3,100	3,318,972
SLM Corp.,
8.00%, 3/25/20	950	963,210

		29,836,251

Diversified Telecommunication Services – 1.5%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,607,806
6.55%, 2/15/39 (c)	2,000	2,176,908
5.35%, 9/01/40 (b)	1,231	1,157,714
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,524,090
British Telecommunications Plc,
9.88%, 12/15/30	400	533,132
CenturyLink, Inc.,
6.15%, 9/15/19 (c)	100	100,303
Frontier Communications Corp.:
7.88%, 4/15/15	900	983,250
8.25%, 4/15/17	1,500	1,646,250
Qwest Corp.,
8.38%, 5/01/16	3,300	3,910,500
Telecom Italia Capital SA,
7.00%, 6/04/18	1,600	1,694,123
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,843,677
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,611,632
6.90%, 4/15/38 (c)	900	1,049,718
8.95%, 3/01/39	500	712,545
7.35%, 4/01/39	1,700	2,090,964
Virgin Media Secured Finance Plc,
6.50%, 1/15/18	2,600	2,736,500
Windstream Corp.:
8.63%, 8/01/16	2,250	2,368,125
7.88%, 11/01/17	1,350	1,419,187

		33,166,424

Electric Utilities – 1.3%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,083,155
5.88%, 2/01/33	3,500	3,611,454
Duke Energy Corp.,
5.05%, 9/15/19	2,000	2,119,196
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,232,722
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,380,861
Northern States Power Co,
5.25%, 7/15/35	2,500	2,534,203
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	3,044,943
Pacific Gas & Electric Co.,
5.63%, 11/30/17	1,500	1,688,721
PacifiCorp,
5.50%, 1/15/19	1,300	1,465,747
Progress Energy, Inc.,
4.88%, 12/01/19	3,100	3,253,310
Southern Co.,
4.15%, 5/15/14	900	947,238

		28,361,550

Electronic Equipment, Instruments & Components – 0.2%
Corning, Inc.,
4.25%, 8/15/20	600	592,522
Tyco Electronics Group SA,
6.55%, 10/01/17	2,900	3,295,603

		3,888,125

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	77

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food & Staples Retailing – 0.1%
The Kroger Co.,
6.90%, 4/15/38	$400	$458,654
Wal-Mart Stores, Inc.,
4.88%, 7/08/40	1,700	1,619,568

		2,078,222

Food Products – 0.7%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,558,557
HJ Heinz Finance Co.,
7.13%, 8/01/39 (b)	1,400	1,646,285
Hershey Co. (The),
4.13%, 12/01/20	1,550	1,563,172
Kellogg Co.:
5.13%, 12/03/12	2,300	2,464,995
4.45%, 5/30/16	100	107,637
Series B, 7.45%, 4/01/31	100	125,323
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	3,874,568
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	2,400	2,531,674

		13,872,211

Health Care Equipment & Supplies – 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	1,600	1,899,453
Hospira, Inc.,
5.60%, 9/15/40	300	294,857
Zimmer Holdings, Inc.,
4.63%, 11/30/19	1,450	1,488,808

		3,683,118

Health Care Providers & Services – 1.0%
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	917,791
CIGNA Corp.,
4.38%, 12/15/20	1,900	1,854,708
Cardinal Health, Inc.,
4.63%, 12/15/20	4,300	4,290,390
DaVita, Inc.:
6.38%, 11/01/18	2,950	2,935,250
6.63%, 11/01/20	2,200	2,178,000
Express Scripts, Inc.,
6.25%, 6/15/14	2,200	2,459,516
Humana, Inc.,
6.45%, 6/01/16	2,400	2,625,360
Laboratory Corp. of America Holdings,
3.13%, 5/15/16	1,600	1,581,283
UnitedHealth Group, Inc.:
6.88%, 2/15/38	1,700	1,979,162
5.70%, 10/15/40	250	248,916

		21,070,376

Hotels, Restaurants & Leisure – 1.0%
Host Hotels & Resorts, Inc.,
6.00%, 11/01/20 (b)	5,200	5,122,000
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,179,018
5.70%, 2/01/39	1,100	1,197,882
4.88%, 7/15/40	1,600	1,557,253
Wyndham Worldwide Corp.,
6.00%, 12/01/16	3,850	4,028,775
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,110,374
6.25%, 3/15/18	2,500	2,822,732
3.88%, 11/01/20 (c)	1,500	1,432,931
6.88%, 11/15/37	2,100	2,383,313

		21,834,278

Household Durables – 0.0%
Stanley Black & Decker, Inc.,
5.20%, 9/01/40	600	563,783

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.,
5.15%, 12/01/20	3,200	3,150,394
Exelon Generation Co. LLC,
5.75%, 10/01/41	500	476,380

		3,626,774

Industrial Conglomerates – 0.2%
Tyco International Finance SA,
8.50%, 1/15/19	3,900	4,991,938

Insurance – 0.9%
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	5,250	5,717,040
American International Group,
6.40%, 12/15/20	1,200	1,259,051
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	430,534
9.25%, 4/15/19	2,300	2,901,926
Metropolitan Life Global Funding I,
2.50%, 1/11/13 (b)	2,500	2,554,600
Northwestern Mutual Life Insurance,
6.06%, 3/30/40 (b)	2,700	2,982,269
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,866,540
7.38%, 6/15/19	1,000	1,179,039

		18,890,999

Internet & Catalog Retail – 0.2%
Expedia, Inc.,
5.95%, 8/15/20	3,100	3,115,500

Internet Software & Services – 0.1%
Digital Realty Trust LP,
5.88%, 2/01/20	2,800	2,848,588

IT Services – 0.5%
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,408,908
5.60%, 11/30/39	1,600	1,743,246

		10,152,154

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	4,100	3,981,010
Life Technologies Corp.,
3.50%, 1/15/16	4,400	4,386,589
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	1,600	1,645,161

		10,012,760

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Machinery – 0.2%
Case New Holland, Inc.,
7.75%, 9/01/13	$3,191	$3,430,325

Media – 1.5%
CSC Holdings, Inc.,
7.63%, 7/15/18	4,400	4,774,000
Comcast Corp.,
5.70%, 5/15/18	7,050	7,758,708
DirecTV Holdings LLC,
5.20%, 3/15/20	2,500	2,591,707
DISH DBS Corp.,
6.38%, 10/01/11 (c)	500	515,000
DirecTV Holdings LLC / DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,322,000
5.88%, 10/01/19	1,500	1,630,265
Discovery Communications LLC,
6.35%, 6/01/40	1,000	1,080,081
NBC Universal, Inc.,
6.40%, 4/30/40 (b)	500	530,982
News America, Inc.,
5.65%, 8/15/20 (c)	1,400	1,570,117
TCM Mobile LLC,
3.55%, 1/15/15 (b)	1,600	1,633,082
Time Warner, Inc.:
7.70%, 5/01/32	500	610,346
6.20%, 3/15/40	600	637,832
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,384,006
6.88%, 4/30/36	2,700	3,097,850

		33,135,976

Metals & Mining – 0.7%
Barrick Australian Finance Pty Ltd.,
5.95%, 10/15/39	400	423,545
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	2,200	2,433,750
Rio Tinto Finance USA Ltd.,
9.00%, 5/01/19	5,300	7,118,144
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,099,982
6.88%, 11/10/39	2,100	2,320,353
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	1,006,108

		14,401,882

Multi-Utilities – 0.3%
Dominion Resources, Inc.,
6.40%, 6/15/18	4,050	4,711,993
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,479,768

		7,191,761

Oil, Gas & Consumable Fuels – 2.0%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,300	1,269,037
Apache Corp.:
5.10%, 9/01/40	700	680,146
5.25%, 2/01/42	1,900	1,888,102
BP Capital Markets Plc,
3.13%, 10/01/15	700	699,519
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	568,291
EnCana Corp.,
6.50%, 5/15/19 (c)	400	474,104
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,455,674
9.00%, 4/15/19	800	1,002,222
Enterprise Products Operating LLC:
7.50%, 2/01/11	3,600	3,615,905
5.75%, 3/01/35	1,500	1,480,596
LINN Energy LLC FIN Corp.,
8.63%, 4/15/20 (b)	3,200	3,448,000
Marathon Oil Corp.,
6.60%, 10/01/37	900	1,028,015
Petrobras International Finance Co.:
5.75%, 1/20/20	2,000	2,075,136
6.88%, 1/20/40	1,270	1,334,012
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,359,650
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	744,597
5.75%, 1/15/20	3,000	3,195,414
6.70%, 5/15/36	1,000	1,043,718
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	6,250	7,377,231
3.80%, 10/01/20	4,200	4,098,473
7.63%, 1/15/39	600	775,841
Williams Partners LP,
3.80%, 2/15/15	800	826,722

		42,440,405

Paper & Forest Products – 0.1%
International Paper Co.,
9.38%, 5/15/19	1,600	2,058,062

Pharmaceuticals – 0.3%
Abbott Laboratories,
5.30%, 5/27/40	1,400	1,438,002
AstraZeneca Plc,
6.45%, 9/15/37	1,500	1,780,810
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	500	590,953
Johnson & Johnson,
4.50%, 9/01/40	1,800	1,704,049
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,757,041

		7,270,855

Professional Services – 0.0%
Dun & Bradstreet Corp.,
2.88%, 11/15/15	600	586,519

Real Estate Investment Trusts (REITs) – 0.4%
Plum Creek Timberlands LP,
4.70%, 3/15/21	600	571,027
Simon Property Group LP,
5.65%, 2/01/20	2,800	3,028,855
TransDigm, Inc.,
7.75%, 12/15/18 (b)	4,200	4,347,000

		7,946,882

Road & Rail – 0.3%
CSX Corp.:
5.75%, 3/15/13	2,600	2,834,871
5.50%, 4/15/41	800	786,044

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	79

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Road & Rail (concluded)
Norfolk Southern Corp.,
5.75%, 1/15/16	$1,100	$1,236,074
Union Pacific Corp.,
6.13%, 2/15/20 (c)	1,300	1,483,493

		6,340,482

Semiconductors & Semiconductor Equipment – 0.0%
Broadcom Corp.,
2.38%, 11/01/15 (b)	300	292,034

Software – 0.1%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,686,423
5.75%, 4/15/18	550	629,170

		2,315,593

Specialty Retail – 0.5%
AutoZone, Inc.,
4.00%, 11/15/20	3,600	3,400,099
Limited Brands, Inc.,
8.50%, 6/15/19	4,000	4,570,000
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,395,459

		11,365,558

Thrifts & Mortgage Finance – 0.0%
Countrywide Home Loans, Inc.,
4.00%, 3/22/11 (c)	800	805,833

Tobacco – 0.9%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,627,872
9.25%, 8/06/19	1,100	1,435,544
9.95%, 11/10/38	1,200	1,690,958
Lorillard Tobacco Co.,
8.13%, 5/01/40	1,300	1,332,971
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,381,614
5.65%, 5/16/18	1,300	1,465,651
6.38%, 5/16/38	1,500	1,741,031
Reynolds American, Inc.,
1.00%, 6/15/11 (a)	5,060	5,066,026

		18,741,667

Wireless Telecommunication Services – 0.4%
America Movil SAB de CV,
5.00%, 3/30/20	2,800	2,910,454
American Tower Corp.:
4.50%, 1/15/18	2,100	2,081,659
5.05%, 9/01/20 (c)	2,300	2,261,898
Vodafone Group Plc,
5.63%, 2/27/17	950	1,060,530

		8,314,541

Total Corporate Bonds – 25.0%		537,468,709

Foreign Agency Obligations
Brazilian Government International Bond:
5.88%, 1/15/19	7,600	8,436,000
5.63%, 1/07/41	1,500	1,488,750
Indonesia Government International Bond,
5.88%, 3/13/20 (b)	1,800	1,975,500

Foreign Agency Obligations	Par (000)	Value
Peruvian Government International Bond,
7.13%, 3/30/19 (c)	$1,900	$2,270,500
Republic of Turkey,
7.50%, 11/07/19	2,000	2,380,000
South Africa Government International Bond:
6.88%, 5/27/19	2,100	2,459,625
5.50%, 3/09/20	2,000	2,127,500

Total Foreign Agency Obligations – 1.0%		21,137,875

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 3.0%
Arran Residential Mortgages Funding Plc,
Series 2010-1A, Class A1C, 1.58%, 5/16/47 (a)(b)	4,090	4,086,675
Banc of America Funding Corp.,
Series 2006-G, Class 2A2, 0.34%, 7/20/36 (a)	1,007	1,004,560
Citicorp Mortgage Securities, Inc.,
Series 2006-1, Class 2A1, 5.00%, 2/25/21	1,572	1,538,500
Countrywide Alternative Loan Trust:
Series 2006-HY12, Class A1, 5.87%,
8/25/36 (a)	1,234	1,229,637
Series 2006-OA2, Class A2A, 0.41%,
5/20/46 (a)	228	222,913
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-13, Class 1A1, 5.50%, 8/25/34	1,319	1,321,562
First Horizon Asset Securities, Inc.,
Series 2006-2, Class 1A6, 6.00%, 8/25/36	941	955,630
Fosse Master Issuer Plc,
Series 2006-1A, Class A2, 0.35%, 10/18/54 (a)(b)	1,818	1,816,270
GSR Mortgage Loan Trust,
Series 2006-AR1, Class 2A2, 2.96%, 1/25/36 (a)	4,459	4,311,400
Greenpoint Mortgage Funding Trust,
Series 2006-AR4, Class A1A, 0.36%, 9/25/46 (a)	355	349,520
HSI Asset Securitization Corp. Trust,
Series 2005, Class 2A4, 0.65%, 8/25/35 (a)	1,559	1,461,115
Holmes Master Issuer Plc,
Series 2007-2A, Class 3A1, 0.37%, 7/15/21 (a)	4,802	4,768,468
JPMorgan Alternative Loan Trust,
Series 2006-A7, Class 1A2, 0.32%, 12/25/36 (a)	8,029	7,913,416
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class A1B, 0.52%, 7/25/35 (a)	1,426	1,345,324
Permanent Financing Plc,
Series 9A, Class 3A, 0.40%, 6/10/33 (a)(b)	3,550	3,540,497
Residential Accredit Loans, Inc.:
Series 2004-QS9, Class A1, 5.00%,
6/25/19	875	863,968
Series 2006-QO7, Class 3A1, 0.36%,
9/25/46 (a)	3,084	2,993,425

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR4, Class A1, 0.46%, 9/25/47 (a)	$4,248	$4,173,833
Thornburg Mortgage Securities Trust:
Series 2007-1, Class A2B, 0.35%,
3/25/37 (a)	4,283	4,178,320
Series 2007-2, Class A1, 0.39%,
6/25/37 (a)	786	757,968
Series 2007-2, Class A3A, 0.38%,
6/25/37 (a)	9,912	9,752,139
WaMu Mortgage Pass Through Certificates:
Series 2005-AR15, Class A1B1, 0.51%,
11/25/45 (a)	852	841,567
Series 2005-AR15, Class A1C2, 0.64%,
11/25/45 (a)	705	699,259
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-7, Class A3, 5.25%,
9/25/35	1,433	1,430,853
Series 2005-AR14, Class A2, 5.37%,
8/25/35 (a)	2,914	2,931,318

		64,488,137

Commercial Mortgage-Backed Securities 4.7%
Banc of America Commercial Mortgage, Inc.:
Series 2004-5, Class A2, 4.18%,
11/10/41	6	5,715
Series 2006-2, Class A4, 5.74%,
5/10/45 (a)	3,245	3,552,504
Bear Stearns Commercial Mortgage Securities,
Series 2001-TOP2, Class A2, 6.48%, 2/15/35	4,057	4,071,279
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4, 5.22%, 8/15/48	3,000	3,122,663
Citigroup Commercial Mortgage Trust,
Series 2008-C7, Class A4, 6.18%, 12/10/49 (a)	2,500	2,687,250
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%,
2/15/34	540	540,164
Series 2001-CK3, Class A4, 6.53%,
6/15/34	2,119	2,129,360
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,945	1,983,877
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5, 5.22%, 4/10/37 (a)	1,000	1,061,155
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%,
11/15/35	4,815	4,943,375
Series 2002-CIB4, Class A3, 6.16%,
5/12/34	7,345	7,634,561
Series 2004-CBX, Class A3, 4.18%,
1/12/37	1,608	1,609,825
Series 2005-CB12, Class A3A1, 4.82%,
9/12/37	6,500	6,576,906
Series 2007-CB19, Class A3, 5.74%,
2/12/49 (a)	4,300	4,487,314
Series 2007-LDPX, Class A1S, 4.93%,
1/15/49	9,606	9,746,673
LB-UBS Commercial Mortgage Trust:
Series 2001-C2, Class A2, 6.65%,
11/15/27	2,649	2,655,099
Series 2004-C4, Class A2, 4.57%,
6/15/29 (a)	4,107	4,117,821
Series 2006-C1, Class A4, 5.16%,
2/15/31	2,800	2,990,898
Series 2006-C7, Class A2, 5.30%,
11/15/38	6,600	6,735,344
Series 2006-C7, Class A3, 5.35%,
11/15/38	2,000	2,114,519
Series 2007-C6, Class A4, 5.86%,
7/15/40 (a)	5,700	5,988,819
Merrill Lynch Countrywide Commercial Mortgage Trust,
Series 2006-1, Class A2, 5.44%, 2/12/39 (a)	2,850	2,859,065
Morgan Stanley Capital I,
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	7,100	7,586,545
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A5, 5.42%,
1/15/45 (a)	5,700	6,077,712
Series 2007-C34, Class A3, 5.68%,
5/15/46	6,000	6,260,570

		101,539,013

Total Non-Agency Mortgage-Backed Securities – 7.7%		166,027,150

Preferred Securities
Capital Trusts
Insurance – 0.3%
AON Corp.,
8.21%, 1/01/27	1,700	1,827,534
Chubb Corp.:
6.00%, 5/11/37	800	866,986
6.38%, 3/29/67 (a)	2,550	2,658,375
The Travelers Cos., Inc.,
6.25%, 6/15/37	1,000	1,111,328

		6,464,223

Total Capital Trusts – 0.3%		6,464,223

	Shares
Trust Preferred – 0.2%
Diversified Financial Services – 0.2%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,664,598

Total Preferred Securities – 0.5%		10,128,821

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	81

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
Chicago, Illinois Waterworks Revenue,
6.74%, 11/01/40	$150	$146,295
Massachusetts State Transportation Fund Revenue,
5.73%, 6/01/40	150	157,935
New Jersey State Turnpike Authority Revenue,
7.10%, 1/01/41	700	758,681
New York City Transitional Finance Authority Revenue,
5.57%, 11/01/38	450	435,992
Orange County Local Transportation Authority Sales Tax Revenue,
6.91%, 2/15/41	450	468,639
Port Authority of New York & New Jersey Revenue,
5.65%, 11/01/40	800	772,880
San Diego County Regional Transportation Commission Revenue,
5.91%, 4/01/39	600	589,200
San Francisco City & County Public Utilities Commission Revenue,
6.95%, 11/01/31	900	927,225
State of California:
7.55%, 4/01/39	400	414,856
7.63%, 3/01/40	1,150	1,199,921
7.60%, 11/01/40	250	260,338
State of Illinois,
2.77%, 1/01/12	5,200	5,212,896
State of Mississippi,
5.25%, 11/01/34	600	573,972
University of Missouri System Facilities Revenue,
5.79%, 11/01/39	300	310,197

Total Taxable Municipal Bonds – 0.6%		12,229,027

U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations – 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%,
5/15/29	740	18,100
Series 3003, Class BI, 5.00%,
12/15/34	575	12,952
Series 3016, Class PI, 5.50%,
5/15/29	206	3,054

		34,106

Mortgage-Backed Securities – 62.1%
Fannie Mae Mortgage Backed Securities:
2.59%, 5/01/33 (a)	4,602	4,795,001
2.60%, 8/01/33	3,258	3,402,411
2.92%, 1/01/35 (a)	1,852	1,932,578
3.34%, 4/01/40 (a)	781	807,059
3.50%, 1/01/41 (d)	130,000	124,409,375
4.00%, 8/01/25 – 1/01/41 (d)	212,377	211,956,394
4.50%, 10/01/24 – 1/01/41 (d)	254,612	261,839,416
4.76%, 1/01/36 (a)	2,204	2,312,394
5.00%, 1/01/18 – 1/01/41 (d)	159,484	168,113,486
5.50%, 9/01/19 – 1/01/41 (d)	89,112	95,910,922
6.00%, 11/01/22 – 1/01/41 (d)	79,505	86,654,759
6.50%, 7/01/32 – 10/01/36	22,209	24,897,299

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage Backed Securities:
2.35%, 10/01/33 (a)	$1,844	$1,917,470
3.36%, 2/01/40 (a)	5,218	5,406,495
3.50%, 1/01/41 (d)	4,000	4,023,750
4.00%, 4/01/40 – 1/01/41 (d)	27,438	27,631,822
4.50%, 8/01/20 – 1/01/41 (d)	51,888	53,419,104
4.54%, 4/01/38 (a)	8,215	8,653,680
5.00%, 10/01/20 – 1/01/41 (d)	48,657	51,153,071
5.50%, 12/01/27 – 1/01/41 (d)	30,704	32,829,128
6.00%, 12/01/28 – 1/01/41 (d)	22,276	24,253,666
6.24%, 11/01/36 (a)	2,907	3,078,455
6.50%, 5/01/21 – 1/01/36	4,654	5,214,343
Ginnie Mae Mortgage Backed Securities:
4.00%, 12/20/40 – 1/01/41 (d)	9,011	9,081,779
4.50%, 3/15/39 – 1/01/41 (d)	42,399	44,150,795
5.00%, 9/15/39 – 7/20/40	36,567	39,236,547
5.50%, 6/15/34 – 1/01/41 (d)	20,614	22,260,831
6.00%, 1/01/41 (d)	16,000	17,592,500

		1,336,934,530

Total U.S. Government Sponsored Agency Securities – 62.1%		1,336,968,636

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29 (e)	700	885,391
6.25%, 5/15/30	22,400	28,790,989
4.38%, 5/15/40	23,100	23,211,804
3.88%, 8/15/40 (c)	17,300	15,934,926
4.25%, 11/15/40	4,640	4,564,600
U.S. Treasury Notes:
4.00%, 2/15/14 (e)	1,350	1,470,656
3.50%, 5/15/20 (c)	40,900	41,897,142
2.63%, 8/15/20 (c)	35,200	33,371,254

Total U.S. Treasury Obligations – 7.0%		150,126,762

Total Long-Term Investments (Cost — $2,433,619,955) – 115.8%		2,489,346,681

Short-Term Securities	Shares
Money Market Funds – 24.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.25% (f)(g)(h)	519,520,789	519,520,789
BlackRock Cash Funds: Prime, SL Agency Shares,
0.24% (f)(g)(h)	12,803,177	12,803,177

		532,323,966

Total Short-Term Securities (Cost — $532,323,966) – 24.7%		532,323,966

Total Investments Before TBA Sale Commitments (Cost — $2,965,943,921*) – 140.5%		3,021,670,647

TBA Sale Commitments (d)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.50%, 1/01/41	71,000	(67,805,000)
4.00%, 8/01/25 – 1/01/41	238,000	(236,735,625)

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (d)	Par (000)	Value
4.50%, 10/01/24 – 1/01/41	$47,000	$(48,241,094)
5.00%, 1/01/18 – 1/01/41	34,000	(35,742,500)
6.00%, 11/01/22 – 1/01/41	55,000	(59,778,125)

Total TBA Sale Commitments (Proceeds – $447,887,724) – (20.8)%		(448,302,344)

Total Investments Net of TBA Sale Commitments – 119.7%		2,573,368,303
Liabilities in Excess of Other Assets – (19.7)%		(422,805,072)

Net Assets – 100.0%		$2,150,563,231

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,971,602,180

Gross unrealized appreciation	$63,629,388
Gross unrealized depreciation	(13,560,921)

Net unrealized appreciation	$50,068,467

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of security, is on loan.
(d)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$(14,369,688)	$(93,924)
Barclays Capital Inc.	$26,493,594	$506,229
Citigroup Global	$73,416,094	$(80,897)
Credit Suisse Securities LLC	$127,449,844	$(265,544)
Deutsche Bank Securites, Inc.	$(31,292,969)	$162,066
Goldman Sachs & Co.	$30,021,250	$370,350
JPMorgan Securities, Ltd.	$(4,671,250)	$(30,000)
Morgan Stanley Capital Services, Inc.	$(80,231,094)	$(14,056)
Nomura Securities	$4,417,656	$258,817
RBS Securities LLC	$143,589,063	$351,001
UBS Securities LLC	$55,965,000	$112,479
Wells Fargo Securities	$5,222,656	$6,250

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at December 31, 2010	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	337,863,503	181,657,286	519,520,789	$1,179,974
BlackRock Cash Funds: Prime, SL Agency Shares	9,006,982	3,796,195	12,803,177	$21,394

(g)	Represents the current yield as of report date.
(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
982	2-Year U.S. Treasury Notes	Chicago	March 2011	$214,965,938	$390,523
2,918	5-Year U.S. Treasury Notes	Chicago	March 2011	$343,503,313	(3,604,574)
36	30-Year U.S. Treasury Bonds	Chicago	March 2011	$4,396,500	52,880
262	Ultra Long U.S. Treasury Bonds	Chicago	March 2011	$33,298,563	(619,048)

Total					$(3,780,219)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
908	10-Year U.S. Treasury Notes	Chicago	March 2011	$(109,357,250)	$122,912

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	83

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
1.93%(a)	3-month LIBOR	Deutsche Bank AG	October 2017	$35,600	$1,843,823
1.97%(a)	3-month LIBOR	Deutsche Bank AG	October 2017	$4,500	222,056
3.05%(b)	3-month LIBOR	BNP Paribas	December 2017	$4,700	76,329
3.32%(b)	3-month LIBOR	Deutsche Bank AG	August 2040	$14,900	2,045,371

Total					$4,187,579

(a)	Pays fixed interest rate and receives floating rate.
(b)	Pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues – buy protection outstanding as of December 31, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	December 2013	$4,000	$181,228

•	Credit default swaps on traded indexes – sold protection outstanding as of December 31, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America Investment Grade	1.00%	UBS AG	December 2015	$103,000	$141,512

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments and derivatives:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$255,259,701	–	$255,259,701
Corporate Bonds	–	537,468,709	–	537,468,709
Foreign Agency Obligations	–	21,137,875	–	21,137,875
Non-Agency Mortgage- Backed Securities	–	166,027,150	–	166,027,150
Preferred Securities	–	10,128,821	–	10,128,821
Taxable Municipal Bonds	–	12,229,027	–	12,229,027
U.S. Government Sponsored Agency Securities	–	1,336,968,636	–	1,336,968,636
U.S. Treasury Obligations	–	150,126,762	–	150,126,762
Short-Term Securities:
Money Market Funds	$532,323,966	–	–	532,323,966
Liabilities
Investments in Securities:
TBA Sale Commitments	–	(448,302,344)	–	(448,302,344)

Total	$532,323,966	$2,041,044,337	–	$2,573,368,303

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Credit contracts	–	$322,740	–	$322,740
Interest rate contracts	$122,912	4,187,579	–	4,310,491
Liabilities
Interest rate contracts	(3,780,219)	–	–	(3,780,219)

Total	$(3,657,307)	$4,510,319	–	$853,012

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Collateralized Mortgage Obligations	Mortgage- Backed Securities	Total
Assets
Balance, as of December 31, 2009	$8,831,446	$2,595,153	$21,641,644	$33,068,243
Accrued discounts/premiums	–	–	–	–
Net realized gain (loss)	185,292	28,240	(42,441)	171,091
Net change in unrealized appreciation/depreciation	11,267	(9,076)	114,018	116,209
Purchases	3,637,145	–	–	3,637,145
Sales	(11,249,414)	(1,075,817)	(18,449,886)	(30,775,117)
Transfers in2	–	–	–	–
Transfers out[2]	(1,415,736)	(1,538,500)	(3,263,335)	(6,217,571)

Balance, as of December 31, 2010	–	–	–	–

[2]	The Master Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	85

Statements of Assets and Liabilities	Master Investment Portfolio

December 31, 2010	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Assets
Investments at value – affiliated[1,2]	$460,948,981	$981,644,020	$910,845,891	$778,179,153	$66,784,071
Investments at value – Active Stock Master Portfolio	272,611,476	724,236,224	767,320,441	687,896,852	61,094,483
Investments at value – CoreAlpha Bond Master Portfolio	711,674,200	819,101,109	439,888,230	177,729,200	2,094,794
Investments sold receivable	42,582,745	79,025,147	61,662,640	55,294,121	3,727,436
Dividends receivable	309,172	347,269	196,339	85,891	4,161
Securities lending income receivable	18,948	52,795	40,457	33,605	3,577
Interest receivable	22	38	32	25	3

Total assets	1,488,145,544	2,604,406,602	2,179,954,030	1,699,218,847	133,708,525

Liabilities
Collateral on securities loaned at value	84,341,176	205,539,162	174,456,145	158,898,278	12,341,035
Investments purchased payable	–	6,223,625	–	–	155,807
Withdrawals payable to investors	23,609,778	48,593,720	33,342,596	21,051,119	1,805,424
Investment advisory fees payable	40,326	74,359	65,626	52,215	2,793
Professional fees payable	12,791	12,791	12,791	12,791	12,791
Trustees’ fees payable	738	2,028	1,806	1,139	129

Total liabilities	108,004,809	260,445,685	207,878,964	180,015,542	14,317,979

Net Assets	$1,380,140,735	$2,343,960,917	$1,972,075,066	$1,519,203,305	$119,390,546

Net Assets Consist of
Investors’ capital	$1,256,974,680	$2,099,981,510	$1,747,702,629	$1,337,503,957	$104,429,161
Net unrealized appreciation/depreciation	123,166,055	243,979,407	224,372,437	181,699,348	14,961,385

Net Assets	$1,380,140,735	$2,343,960,917	$1,972,075,066	$1,519,203,305	$119,390,546

[1] Investments at cost – affiliated	$389,500,639	$837,702,358	$780,671,649	$675,329,568	$57,732,093

[2] Securities loaned at value	$82,330,622	$201,147,822	$169,890,678	$154,967,640	$12,012,164

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Assets and Liabilities (concluded)	Master Investment Portfolio

December 31, 2010	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Assets
Investments at value – unaffiliated[1,2]	$2,410,740,910	$2,489,346,681
Investments at value – affiliated[3]	293,618,616	532,323,966
TBA sales commitments receivable	–	447,887,724
Investments sold receivable	65,444,086	156,248,137
Dividends receivable	1,939,579	–
Credit default swaps at fair value[4]	–	5,155,175
Securities lending income receivable	203,664	121,825
Interest receivable	368	12,062,649
Margin variation receivable	–	1,221,274
Due from broker – swaps collateral	–	1,030,000
Collateral for open futures contracts	–	2,014,000

Total assets	2,771,947,223	3,647,411,431

Liabilities
Collateral on securities loaned at value	248,089,980	92,408,320
Investments purchased payable	9,790,131	948,302,062
TBA sale commitments (proceeds – $- and $447,887,724, respectively)	–	448,302,344
Margin variation payable	61,624	–
Due to broker – swaps collateral	–	7,196,676
Investment advisory fees payable	357,714	441,833
Administration fees payable	200,553	154,043
Professional fees payable	20,640	27,805
Trustees’ fees payable	2,465	15,117

Total liabilities	258,523,107	1,496,848,200

Net Assets	$2,513,424,116	$2,150,563,231

Net Assets Consist of
Investors’ capital	$2,239,291,725	$2,093,965,808
Net unrealized appreciation/depreciation	274,132,391	56,597,423

Net Assets	$2,513,424,116	$2,150,563,231

[1] Investments at cost – unaffiliated	$2,137,472,148	$2,433,619,955

[2] Securities loaned at value	$241,807,771	$90,177,239

[3] Investments at cost – affiliated	$293,618,616	$532,323,966

[4] Includes premiums paid in the amount of $644,856 for the CoreAlpha Bond Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	87

Statements of Operations	Master Investment Portfolio

Year Ended December 31, 2010	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Investment Income
Dividends – affiliated	$8,239,820	$17,977,643	$17,578,403	$15,286,268	$1,144,952
Securities lending – affiliated	302,096	661,474	667,815	605,002	32,828
Income – affiliated	6,428	11,971	10,797	8,279	1,315
Net investment income allocated from the Active Stock Master and CoreAlpha Bond Master:
Dividends	4,214,300	10,793,464	11,200,341	10,114,546	689,418
Interest	24,024,754	25,900,387	13,446,727	5,480,100	56,415
Expenses	(3,062,537)[1]	(4,319,452)[1]	(3,150,688)[1]	(2,187,195)[1]	(115,610)[1]

Total income	33,724,861	51,025,487	39,753,395	29,307,000	1,809,318

Expenses
Investment advisory	4,491,543	7,223,037	5,892,043	4,537,180	271,881
Professional	16,415	18,978	17,965	16,995	13,836
Independent Trustees	38,112	58,406	48,490	38,377	7,232

Total expenses	4,546,070	7,300,421	5,958,498	4,592,552	292,949
Less fees waived by advisor	(4,210,408)	(6,831,268)	(5,617,067)	(4,360,963)	(278,698)

Total expenses after fees waived	335,662	469,153	341,431	231,589	14,251

Net investment income	33,389,199	50,556,334	39,411,964	29,075,411	1,795,067

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments – unaffiliated	36,228	62,661	25,700	38,851	–
Investments – affiliated	2,383,495	(7,714,273)	(5,958,157)	(7,217,311)	745,242
Allocations from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	36,485,361	58,949,629	50,320,311	41,943,224	1,276,706

	38,905,084	51,298,017	44,387,854	34,764,764	2,021,948

Net change in unrealized appreciation/depreciation on:
Investments – affiliated	40,652,398	102,314,342	96,516,146	85,355,355	5,668,214
Allocated from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	9,559,056	27,469,273	28,899,070	22,673,265	4,178,555

	50,211,454	129,783,615	125,415,216	108,028,620	9,846,769

Total realized and unrealized gain	89,116,538	181,081,632	169,803,070	142,793,384	11,868,717

Net Increase in Net Assets Resulting from Operations	$122,505,737	$231,637,966	$209,215,034	$171,868,795	$13,663,784

[1] Net of fees waived	$197,341	$455,084	$453,017	$398,562	$27,592

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Operations (concluded)	Master Investment Portfolio

Year Ended December 31, 2010	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Investment Income
Dividends	$37,050,530	$–
Securities lending – affiliated	1,251,974	154,411
Income – affiliated	110,063	1,046,957
Interest	6,155	66,340,026
Foreign taxes withheld	(36,357)	–

Total income	38,382,365	67,541,394

Expenses
Investment advisory	5,357,466	4,770,173
Administration	2,142,986	1,908,069
Professional	27,163	33,755
Independent Trustees	60,421	67,301

Total expenses excluding interest expense	7,588,036	6,779,298
Interest expense	–	279

Total expenses	7,588,036	6,779,577
Less fees waived by advisor	(1,430,634)	(101,057)

Total expenses after fees waived	6,157,402	6,678,520

Net investment income	32,224,963	60,862,874

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	144,755,801	18,944,474
Financial futures contracts	5,998,496	20,944,942
Swaps	–	(1,666,688)

	150,754,297	38,222,728

Net change in unrealized appreciation/depreciation on:
Investments	75,790,821	11,491,700
Financial futures contracts	630,541	158,470
Swaps	–	4,751,828

	76,421,362	16,401,998

Total realized and unrealized gain	227,175,659	54,624,726

Net Increase in Net Assets Resulting from Operations	$259,400,622	$115,487,600

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	89

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$33,389,199	$13,421,748	$50,556,334	$44,752,714
Net realized gain (loss)	38,905,084	(10,743,532)	51,298,017	(119,564,329)
Net change in unrealized appreciation/depreciation	50,211,454	104,466,686	129,783,615	385,023,597

Net increase in net assets resulting from operations	122,505,737	107,144,902	231,637,966	310,211,982

Capital Transactions
Proceeds from contributions	188,899,681	155,214,316	403,212,898	450,201,397
Proceeds from contributions in connection with the acquisition	–	746,169,381	–	–
Fair value of withdrawals	(96,571,523)	(96,825,377)	(70,562,768)	(226,411,370)

Net increase in net assets derived from capital transactions	92,328,158	804,558,320	332,650,130	223,790,027

Net Assets
Total increase in net assets	214,833,895	911,703,222	564,288,096	534,002,009
Beginning of year	1,165,306,840	253,603,618	1,779,672,821	1,245,670,812

End of year	$1,380,140,735	$1,165,306,840	$2,343,960,917	$1,779,672,821

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$39,411,964	$33,402,964	$29,075,411	$24,752,335
Net realized gain (loss)	44,387,854	(121,326,632)	34,764,764	(102,916,876)
Net change in unrealized appreciation/depreciation	125,415,216	369,368,469	108,028,620	320,052,420

Net increase in net assets resulting from operations	209,215,034	281,444,801	171,868,795	241,887,879

Capital Transactions
Proceeds from contributions	376,110,374	367,341,745	260,954,409	303,439,581
Fair value of withdrawals	(46,506,661)	(167,711,261)	(47,294,585)	(132,192,111)

Net increase in net assets derived from capital transactions	329,603,713	199,630,484	213,659,824	171,247,470

Net Assets
Total increase in net assets	538,818,747	481,075,285	385,528,619	413,135,349
Beginning of year	1,433,256,319	952,181,034	1,133,674,686	720,539,337

End of year	$1,972,075,066	$1,433,256,319	$1,519,203,305	$1,133,674,686

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Changes in Net Assets (concluded)	Master Investment Portfolio

	LifePath 2050 Master Portfolio
	Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009
Operations
Net investment income	$1,795,067	$564,575
Net realized gain (loss)	2,021,948	(154,589)
Net change in unrealized appreciation/depreciation	9,846,769	6,477,740

Net increase in net assets resulting from operations	13,663,784	6,887,726

Capital Transactions
Proceeds from contributions	70,700,398	29,450,394
Fair value of withdrawals	(5,138,081)	(3,068,975)

Net increase in net assets derived from capital transactions	65,562,317	26,381,419

Net Assets
Total increase in net assets	79,226,101	33,269,145
Beginning of year	40,164,445	6,895,300

End of year	$119,390,546	$40,164,445

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$32,224,963	$29,029,926	$60,862,874	$56,984,530
Net realized gain (loss)	150,754,297	(262,530,568)	38,222,728	32,127,681
Net change in unrealized appreciation/depreciation	76,421,362	594,321,112	16,401,998	55,139,780

Net increase in net assets resulting from operations	259,400,622	360,820,470	115,487,600	144,251,991

Capital Transactions
Proceeds from contributions	542,158,731	545,050,021	668,474,923	1,003,192,608
Fair value of withdrawals	(126,588,351)	(318,404,191)	(267,359,402)	(629,387,020)

Net increase in net assets derived from capital transactions	415,570,380	226,645,830	401,115,521	373,805,588

Net Assets
Total increase in net assets	674,971,002	587,466,300	516,603,121	518,057,579
Beginning of year	1,838,453,114	1,250,986,814	1,633,960,110	1,115,902,531

End of year	$2,513,424,116	$1,838,453,114	$2,150,563,231	$1,633,960,110

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	91

Financial Highlights	Master Investment Portfolio

	LifePath Retirement Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	9.83%	18.75%	(14.54)%	5.00%	9.30%

Ratios to Average Net Assets
Total expenses[1]	0.61%	0.59%	0.61%	0.61%	0.61%

Total expenses after fees waived[1]	0.26%	0.26%	0.27%	0.27%	0.28%

Net investment income[2]	2.60%	3.61%	3.81%	3.87%	3.80%

Supplemental Data
Net assets, end of year (000)	$1,380,141	$1,165,307	$253,604	$331,733	$260,279

Portfolio turnover	4%	6%[3]	11%	6%	10%

	LifePath 2020 Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	11.40%	23.21%	(24.92)%	3.84%	13.51%

Ratios to Average Net Assets
Total expenses[1]	0.59%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived[1]	0.23%	0.23%	0.23%	0.25%	0.25%

Net investment income[2]	2.45%	3.15%	3.18%	3.01%	2.91%

Supplemental Data
Net assets, end of year (000)	$2,343,961	$1,779,673	$1,245,671	$1,827,888	$1,391,153

Portfolio turnover	4%	6%	13%	7%	16%

[1]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[2]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.
[3]	Excludes in-kind contribution of portfolio securities received in a tax-free reorganization on November 20, 2009.

See Notes to Financial Statements.

92	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2030 Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	12.36%	26.27%	(30.53)%	3.14%	15.62%

Ratios to Average Net Assets
Total expenses[1]	0.57%	0.56%	0.55%	0.57%	0.57%

Total expenses after fees waived[1]	0.21%	0.20%	0.21%	0.23%	0.24%

Net investment income[2]	2.34%	2.97%	2.82%	2.57%	2.49%

Supplemental Data
Net assets, end of year (000)	$1,972,075	$1,433,256	$952,181	$1,393,178	$988,640

Portfolio turnover	3%	7%	13%	7%	22%

	LifePath 2040 Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	13.21%	28.58%	(34.90)%	2.53%	17.47%

Ratios to Average Net Assets
Total expenses[1]	0.55%	0.55%	0.53%	0.56%	0.56%

Total expenses after fees waived[1]	0.19%	0.18%	0.19%	0.22%	0.23%

Net investment income[2]	2.24%	2.82%	2.52%	2.20%	2.17%

Supplemental Data
Net assets, end of year (000)	$1,519,203	$1,133,675	$720,539	$1,022,941	$708,267

Portfolio turnover	4%	6%	14%	8%	29%

[1]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[2]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	93

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2050 Master Portfolio
	Year Ended December 31,		Period June 30, 2008[1] to December 31,
	2010	2009	2008
Total Investment Return
Total investment return	13.93%	30.85%	(31.93)%[2]

Ratios to Average Net Assets
Total expenses[3]	0.56%	0.59%	1.11%[4]

Total expenses after fees waived[3]	0.17%	0.16%	0.17%[4]

Net investment income[5]	2.31%	2.84%	3.05%[4]

Supplemental Data
Net assets, end of period (000)	$119,391	$40,164	$6,895

Portfolio turnover	5%	12%	0%[6]

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.
[6]	Rounds to less than 1%.

See Notes to Financial Statements.

94	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (concluded)	Master Investment Portfolio

	Active Stock Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	11.04%	24.86%	(36.65)%	0.58%	15.65%

Ratios to Average Net Assets
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.29%	0.30%	0.32%	0.34%	0.35%

Net investment income	1.50%	1.99%	1.96%	1.70%	1.64%

Supplemental Data
Net assets, end of year (000)	$2,513,424	$1,838,453	$1,250,987	$2,085,214	$1,561,940

Portfolio turnover	120%	149%	98%	80%	65%

	CoreAlpha Bond Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	6.56%	11.67%	3.62%	5.10%	4.36%

Ratios to Average Net Assets
Total expenses	0.36%	0.35%	0.36%	0.36%	0.36%

Total expenses after fees waived	0.35%	0.35%	0.36%	0.35%	0.35%

Net investment income	3.19%	4.33%	4.47%	5.18%	5.11%

Supplemental Data
Net assets, end of year (000)	$2,150,563	$1,633,960	$1,115,903	$1,479,888	$1,082,468

Portfolio turnover[1]	621%[2]	278%[3]	351%	466%	301%

[1]	Portfolio turnover rates include TBA transactions, if any.
[2]	Excluding TBA transactions, the portfolio turnover rate would have been 170%.
[3]	Excluding TBA transactions, the portfolio turnover rate would have been 199%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	95

Notes to Financial Statements	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to seven series of MIP: LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of December 31, 2010, the interests of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio held by each LifePath Master Portfolio were as follows:

	Active Stock	CoreAlpha Bond
	Master Portfolio	Master Portfolio
LifePath Retirement Master Portfolio	10.85%	33.09%
LifePath 2020 Master Portfolio	28.81%	38.09%
LifePath 2030 Master Portfolio	30.53%	20.45%
LifePath 2040 Master Portfolio	27.38%	8.27%
LifePath 2050 Master Portfolio	2.43%	0.10%

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Master Portfolios value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Investments in open-end registered investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BFA seeks to determine the price that each Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems

96	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements (continued)	Master Investment Portfolio

relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The CoreAlpha Bond Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The CoreAlpha Bond Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The CoreAlpha Bond Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-back securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: The CoreAlpha Bond Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

TBA Commitments: The CoreAlpha Bond Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either delivers collateral

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Notes to Financial Statements (continued)	Master Investment Portfolio

or segregates assets in connection with certain investments (e.g., TBA, sale commitments, financial futures contracts and swaps), each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Securities Lending: The Master Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

Each Master Portfolio engages in various portfolio investment strategies using derivatives contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk and interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Each Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

A Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Master Portfolio and each of its respective counterparties. The ISDA Master Agreement allows each Master Portfolio to offset with each separate counterparty certain derivative financial

98	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements (continued)	Master Investment Portfolio

instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to a Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, each Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolios fail to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Master Portfolios purchase or sell financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between a Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, a Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Swaps: The CoreAlpha Bond Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps – The CoreAlpha Bond Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

•	Interest rate swaps – The CoreAlpha Bond Master Portfolio enters into interest rate swaps to gain or reduce exposure to or manage duration,

BLACKROCK FUNDS III	DECEMBER 31, 2010	99

Notes to Financial Statements (continued)	Master Investment Portfolio

the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of December 31, 2010
Asset Derivatives
	Statements of Assets and Liabilities Location	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	–	$(3,780,219)
Credit contracts	Credit default swaps at fair value	–	5,155,175
Equity contracts	Net unrealized appreciation/depreciation*	$863,629	–

Total		$863,629	$1,374,956

Liability Derivatives
	Statements of Assets and Liabilities Location	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	$122,912

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations Year Ended December 31, 2010
Net Realized Gain (Loss) from
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	–	$20,944,942
Credit contracts:
Swaps	–	(1,666,688)
Equity contracts:
Financial futures contracts	$5,998,496	–

Total	$5,998,496	$19,278,254

Net Change in Unrealized Appreciation/Depreciation on
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	–	$158,470
Credit contracts:
Swaps	–	4,751,828
Equity contracts:
Financial futures contracts	$630,541	–

Total	$630,541	$4,910,298

100	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements (continued)	Master Investment Portfolio

For the year ended December 31, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Financial futures contracts:
Average number of contracts purchased	872	3,808
Average number of contracts sold	–	1,086
Average notional value of contracts purchased	$49,480,470	$482,428,130
Average notional value of contracts sold	–	$190,884,350
Credit default swaps:
Average number of contracts – buy protection	–	1
Average number of contracts – sell protection	–	1
Average notional value – buy protection	–	$4,000,000
Average notional value – sell protection	–	$44,500,000
Interest rate Swaps:
Average number of contracts – pays fixed rate	–	3
Average number of contracts – receives fixed rate	–	1
Average notional value – pays fixed rate	–	$55,000,000
Average notional value – receives fixed rate	–	$4,700,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays BFA an annual investment advisory fee of 0.35% of the average daily net assets of each of the LifePath Master Portfolios and 0.25% of the average daily net assets of each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios.

BFA contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. (“BTC”), from each investment company in which the Master Portfolios invest. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2012. The amounts of the waivers, if any, are shown as fees waived in the Statements of Operations.

MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators.

BTC has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses.

BTC is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BTC is entitled to receive a monthly fee for administration services from the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio at an annual rate of 0.10% of their respective average daily net assets. BFA has agreed to bear all costs of each of these Master Portfolios, excluding brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expense, litigation expenses, taxes or other extraordinary expenses which are borne by each of these Master Portfolios.

BTC voluntarily waived a portion of its administration fees paid by the Active Stock Master Portfolio in an amount sufficient to maintain the advisory fees payable by each of the LifePath Master Portfolios at an annual rate of 0.35% of the average daily net assets. This arrangement is voluntary and may be terminated by BTC at any time. During

BLACKROCK FUNDS III	DECEMBER 31, 2010	101

Notes to Financial Statements (concluded)	Master Investment Portfolio

the period from October 6, 2010 through October 27, 2010, BFA voluntarily waived a portion of its investment advisory fees paid by the Active Stock Master Portfolio. With respect to the independent expenses discussed above, BTC has contractually agreed to provide and offsetting credit against the administration fees paid by the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts of the waiver and offsetting credits are shown as fees waived in the Statements of Operations.

The Master Portfolios received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or its registered money market funds advised by BTC or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BTC is disclosed in the Schedules of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statements of Operations. BTC has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the year ended December 31, 2010, were as follows:

	Purchases	Sales
LifePath Retirement Master Portfolio	$49,721,421	$50,240,511
LifePath 2020 Master Portfolio	$127,474,989	$79,813,703
LifePath 2030 Master Portfolio	$118,963,518	$55,335,259
LifePath 2040 Master Portfolio	$90,117,268	$56,933,870
LifePath 2050 Master Portfolio	$31,773,917	$4,138,447
Active Stock Master Portfolio	$2,911,620,563	$2,491,465,044
CoreAlpha Bond Master Portfolio	$8,569,296,925	$8,485,848,000

Purchases and sales of US government securities for the CoreAlpha Bond Master Portfolio for the year ended December 31, 2010 were $2,848,244,542 and $2,540,846,601, respectively.

5. Concentration, Market and Credit Risk:

CoreAlpha Bond Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments.

The Master Portfolios manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

102	BLACKROCK FUNDS III	DECEMBER 31, 2010

Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

BLACKROCK FUNDS III	DECEMBER 31, 2010	103

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2009	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2009	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2009	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2009	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

104	BLACKROCK FUNDS III	DECEMBER 31, 2010

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2009	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and committee member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2009	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs consisting of 95 Portfolios	None

[1]    Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

2           In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, the Trustees were elected to the Trust’s/MIP’s Board. As a result, although the chart shows the Trustees as joining the Trust’s/MIP’s Board in 2009, each Independent Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005.	169 RICs consisting of 290 Portfolios	None

BLACKROCK FUNDS III	DECEMBER 31, 2010	105

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	169 RICs consisting of 290 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the 1940 Act, of the Trust/MIP based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust/MIP based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Name, Address and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Trust/MIP Officers[4]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2009	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

106	BLACKROCK FUNDS III	DECEMBER 31, 2010

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with the Trust/ MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Trust/MIP Officers[4] (concluded)

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2009	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2009	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro[5] 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

[4]	Officers of the Trust/MIP serve at the pleasure of the Board.

[5]	Ira P. Shapiro served as Vice President and Chief Legal Officer of the Trust/MIP from 2007 to 2009.

Further information about the Trust/MIP Officers and Trustees is available in the Trust/MIP Statement of Additional Information, which can be obtained without charge by calling (877) 244-1544.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of MIP.

Effective November 16, 2010, Ira Shapiro became Secretary of MIP.

Investment Advisor BlackRock Fund Advisors San Francisco, CA 94105	Administrator BlackRock Institutional Trust Company, N.A. San Francisco, CA 94105	Custodian State Street Bank and Trust Company Boston, MA 02101	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Accounting Agent State Street Bank and Trust Company Boston, MA 02101	Distributor BlackRock Investments, LLC New York, NY 10022
			Legal Counsel Sidley Austin LLP New York, NY 10019	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP New York, NY 10017	Address of the Funds 400 Howard Street San Francisco, CA 94105

BLACKROCK FUNDS III	DECEMBER 31, 2010	107

Additional Information

General Information

Availability of Quarterly Portfolio Schedule

Each Portfolio/Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Portfolio’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Portfolio/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Portfolio/Master Portfolio voted proxies relating to securities held in the Portfolio’s/Master Portfolio’s portfolios during the most recent 12-month period ended December 31 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

108	BLACKROCK FUNDS III	DECEMBER 31, 2010

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

#LIFEPATH-12/10

December 31, 2010

Annual Report

BlackRock Funds III

▶	BlackRock Cash Funds: Government
▶	BlackRock Cash Funds: Institutional
▶	BlackRock Cash Funds: Prime
▶	BlackRock Cash Funds: Treasury

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS III	DECEMBER 31, 2010

Dear Shareholder

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beat out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of December 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	23.27%	15.06%
US small cap equities (Russell 2000 Index)	29.38	26.85
International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.04	14.94

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Yield Information as of December 31, 2010	BlackRock Funds III

BlackRock Cash Funds: Government

	7-Day SEC Yield	7-Day Yield
Institutional	0.04%	0.04%
Select	0.00%	0.00%
Trust	0.00%	0.00%

BlackRock Cash Funds: Institutional

	7-Day SEC Yield	7-Day Yield
Aon Captives	0.12%	0.15%
Institutional	0.22%	0.25%
Select	0.14%	0.17%
SL Agency	0.25%	0.28%
Trust	0.00%	0.04%

BlackRock Cash Funds: Prime

	7-Day SEC Yield	7-Day Yield
Capital	0.19%	0.19%
Institutional	0.21%	0.21%
Premium	0.16%	0.16%
Select	0.13%	0.13%
SL Agency	0.24%	0.24%
Trust	0.00%	0.00%

BlackRock Cash Funds: Treasury

	7-Day SEC Yield	7-Day Yield
Capital	0.02%	0.05%
Institutional	0.04%	0.07%
Select	0.00%	0.03%
SL Agency	0.07%	0.10%
Trust	0.00%	0.03%

The 7-Day SEC Yields shown above may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

4	BLACKROCK FUNDS III	DECEMBER 31, 2010

Disclosure of Expenses	BlackRock Funds III

Shareholders of each Fund may incur operating expenses, including advisory fees, distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through December 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Cash Funds: Government
Institutional	$1,000.00	$1,000.50	$0.61	$1,000.00	$1,024.60	$0.61	0.12%
Select	$1,000.00	$1,000.10	$0.96	$1,000.00	$1,024.20	$0.97	0.19%
Trust	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.10	$1.07	0.21%
BlackRock Cash Funds: Institutional
Aon Captives	$1,000.00	$1,000.80	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Institutional	$1,000.00	$1,001.30	$0.61	$1,000.00	$1,024.60	$0.61	0.12%
Select	$1,000.00	$1,000.90	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
SL Agency	$1,000.00	$1,001.50	$0.45	$1,000.00	$1,024.80	$0.46	0.09%
Trust	$1,000.00	$1,000.10	$1.87	$1,000.00	$1,023.30	$1.89	0.37%
BlackRock Cash Funds: Prime
Capital	$1,000.00	$1,001.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Institutional	$1,000.00	$1,001.20	$0.61	$1,000.00	$1,024.60	$0.61	0.12%
Premium	$1,000.00	$1,001.00	$0.86	$1,000.00	$1,024.30	$0.87	0.17%
Select	$1,000.00	$1,000.80	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
SL Agency	$1,000.00	$1,001.40	$0.45	$1,000.00	$1,024.80	$0.46	0.09%
Trust	$1,000.00	$1,000.00	$1.81	$1,000.00	$1,023.40	$1.84	0.36%
BlackRock Cash Funds: Treasury
Capital	$1,000.00	$1,000.40	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Institutional	$1,000.00	$1,000.50	$0.61	$1,000.00	$1,024.60	$0.61	0.12%
Select	$1,000.00	$1,000.10	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
SL Agency	$1,000.00	$1,000.70	$0.45	$1,000.00	$1,024.80	$0.46	0.09%
Trust	$1,000.00	$1,000.10	$1.06	$1,000.00	$1,024.10	$1.07	0.21%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK FUNDS III	DECEMBER 31, 2010	5

Statements of Assets and Liabilities	BlackRock Funds III

December 31, 2010	BlackRock Cash Funds: Government	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Prime	BlackRock Cash Funds: Treasury
Assets
Investments at value – from the applicable Master Portfolio[1,2]	$26,473,622	$19,115,270,825	$9,136,999,799	$1,735,919,789

Total assets	26,473,622	19,115,270,825	9,136,999,799	1,735,919,789

Liabilities
Income dividends payable	1,709	2,713,846	1,617,116	191,701
Professional fees payable	10,962	10,963	10,963	10,963
Administration fees payable	2,626	374,491	355,891	39,177
Distribution fees payable – Aon Captives	–	14,608	–	–

Total liabilities	15,297	3,113,908	1,983,970	241,841

Net Assets	$26,458,325	$19,112,156,917	$9,135,015,829	$1,735,677,948

Net Assets Consist of
Paid-in capital	$26,455,860	$19,111,241,803	$9,138,008,613	$1,735,437,347
Accumulated net realized gain (loss)	2,465	915,114	(2,992,784)	240,601

Net Assets	$26,458,325	$19,112,156,917	$9,135,015,829	$1,735,677,948

[1] Investments at cost	$26,473,622	$19,115,270,825	$9,136,999,799	$1,735,919,789

[2] Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio”).

Net Asset Value
Aon Captives
Net assets	–	$59,236,721	–	–

Shares outstanding[3]	–	59,236,127	–	–

Net asset value	–	$1.00	–	–

Capital
Net assets	–	–	$517,988,126	$139,657,193

Shares outstanding[3]	–	–	517,947,151	139,657,047

Net asset value	–	–	$1.00	$1.00

Institutional
Net assets	$5,662,532	$1,076,268,268	$3,570,576,892	$124,790,847

Shares outstanding[3]	5,660,553	1,076,144,997	3,573,428,899	124,781,775

Net asset value	$1.00	$1.00	$1.00	$1.00

Premium
Net assets	–	–	$1,232,742,584	–

Shares outstanding[3]	–	–	1,234,050,634	–

Net asset value	–	–	$1.00	–

Select
Net assets	$17,263,478	$29,943,607	$80,613,865	$287,881

Shares outstanding[3]	17,263,098	29,944,431	80,591,186	287,819

Net asset value	$1.00	$1.00	$1.00	$1.00

SL Agency
Net assets	–	$17,938,932,350	$3,696,050,610	$1,457,942,771

Shares outstanding[3]	–	17,939,470,162	3,695,067,895	1,457,715,111

Net asset value	–	$1.00	$1.00	$1.00

Trust
Net assets	$3,532,315	$7,775,971	$37,043,752	$12,999,256

Shares outstanding[3]	3,532,209	7,776,872	37,031,225	12,995,597

Net asset value	$1.00	$1.00	$1.00	$1.00

3 No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

6	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Operations	BlackRock Funds III

Year Ended December 31, 2010	BlackRock Cash Funds: Government	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Prime	BlackRock Cash Funds: Treasury
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Income	$249,387	$59,471,484	$32,396,758	$8,014,136
Expenses	(44,590)	(12,602,250)	(7,199,478)	(2,429,900)

Total income	204,797	46,869,234	25,197,280	5,584,236

Expenses
Administration – class specific	107,311	4,027,839	4,781,963	1,084,320
Distribution – Aon Captives	–	63,945	–	–
Professional	12,067	45,423	31,970	15,814

Total expenses	119,378	4,137,207	4,813,933	1,100,134
Less fees waived by administrator – class specific	(51,267)	(70,454)	(124,735)	(156,713)

Total expenses after fees waived	68,111	4,066,753	4,689,198	943,421

Net investment income	136,686	42,802,481	20,508,082	4,640,815

Realized Gain Allocated from the Master Portfolios
Net realized gain from investments	2,954	1,533,172	1,317,216	293,999

Net Increase in Net Assets Resulting from Operations	$139,640	$44,335,653	$21,825,298	$4,934,814

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	7

Statements of Changes in Net Assets	BlackRock Funds III

	BlackRock Cash Funds: Government		BlackRock Cash Funds: Institutional
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$136,686	$794,293	$42,802,481	$105,060,433
Net realized gain	2,954	–	1,533,172	754,970

Net increase in net assets resulting from operations	139,640	794,293	44,335,653	105,815,403

Dividends and Distributions to Shareholders From
Net investment income:
Aon Captives	–	–	(71,463)	(306,830)
Capital	–	(537)	(322,253)	(613,972)
Institutional	(37,830)	(193,664)	(1,563,708)	(26,948,452)
Premium	–	(8,251)	(23,806)	(3,835,175)
Select	(8,003)	(50,455)	(29,103)	(330,692)
SL Agency	(88,963)	(530,115)	(40,790,821)	(72,875,346)
Trust	(1,890)	(11,271)	(1,327)	(158,479)
Net realized gain:
Aon Captives	–	–	(3,891)	(217)
Capital	–	–	(5,488)	(456)
Institutional	(394)	–	(70,937)	(8,626)
Premium	–	–	(158)	(1,987)
Select	(74)	–	(1,821)	(144)
SL Agency	–	–	(1,286,835)	(52,227)
Trust	(21)	–	(555)	(175)

Decrease in net assets resulting from dividends and distributions to shareholders	(137,175)	(794,293)	(44,172,166)	(105,132,778)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(629,928,342)	(1,061,321,081)	(1,184,480,338)	(1,132,583,000)

Net Assets
Total decrease in net assets	(629,925,877)	(1,061,321,081)	(1,184,316,851)	(1,131,900,375)
Beginning of year	656,384,202	1,717,705,283	20,296,473,768	21,428,374,143

End of year	$26,458,325	$656,384,202	$19,112,156,917	$20,296,473,768

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Changes in Net Assets (concluded)	BlackRock Funds III

	BlackRock Cash Funds: Prime		BlackRock Cash Funds: Treasury
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$20,508,082	$48,087,608	$4,640,815	$2,304,187
Net realized gain	1,317,216	950,463	293,999	26,602

Net increase in net assets resulting from operations	21,825,298	49,038,071	4,934,814	2,330,789

Dividends and Distributions to Shareholders From
Net investment income:
Capital	(784,850)	(974,656)	(34,225)	(39,674)
Institutional	(6,796,261)	(18,329,064)	(73,605)	(140,275)
Premium	(2,073,025)	(10,708,861)	(625)	(19,056)
Select	(100,741)	(474,570)	(740)	(7,807)
SL Agency	(10,747,124)	(17,529,063)	(4,521,543)	(2,038,221)
Trust	(6,081)	(82,138)	(10,077)	(59,154)
Net realized gain:
Capital	–	–	(10,213)	–
Institutional	–	–	(3,678)	–
Select	–	–	(40)	–
SL Agency	–	–	(65,356)	–
Trust	–	–	(713)	–

Decrease in net assets resulting from dividends and distributions to shareholders	(20,508,082)	(48,098,352)	(4,720,815)	(2,304,187)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(2,402,394,681)	(3,955,376,512)	(2,399,013,443)	2,599,720,888

Net Assets
Total increase (decrease) in net assets	(2,401,077,465)	(3,954,436,793)	(2,398,799,444)	2,599,747,490
Beginning of year	11,536,093,294	15,490,530,087	4,134,477,392	1,534,729,902

End of year	$9,135,015,829	$11,536,093,294	$1,735,677,948	$4,134,477,392

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	9

Financial Highlights	BlackRock Cash Funds: Government

	Institutional
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0009	0.0200	0.0500	0.0492
Dividends from net investment income	(0.0008)	(0.0009)	(0.0200)	(0.0500)	(0.0492)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%	0.09%	1.96%	5.15%	5.04%

Ratios to Average Net Assets[2]
Total expenses	0.19%	0.15%[3]	0.16%	0.18%	0.16%

Total expenses after fees waived	0.11%	0.08%	0.10%	0.12%	0.12%

Net investment income	0.09%	0.11%	0.29%	4.67%	4.75%

Supplemental Data
Net assets, end of year (000)	$5,663	$10,496	$1,594,728	$3,031	$395

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[3]	Ratio revised to reflect exclusion of fees waived.

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Government

	Select
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0008	0.0200	0.0500	0.0483
Dividends from net investment income	(0.0003)	(0.0008)	(0.0200)	(0.0500)	(0.0483)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	0.08%	1.89%	5.06%	4.94%

Ratios to Average Net Assets[2]
Total expenses	0.29%	0.25%[3]	0.23%	0.28%	0.26%

Total expenses after fees waived	0.13%	0.09%	0.07%	0.20%	0.21%

Net investment income	0.03%	0.08%	0.82%	5.03%	4.84%

Supplemental Data
Net assets, end of year (000)	$17,263	$69,139	$81,424	$14,269	$42,683

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[3]	Ratio revised to reflect exclusion of fees waived.

	SL Agency
	Period from January 1, 2010 to March 14, 2010[1]	Period from February 4, 2009[2] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0002	0.0009
Dividends from net investment income	(0.0002)	(0.0009)

Net asset value, end of period	$1.00	$1.00

Total Investment Return[3,4]
Based on net asset value	0.02%	0.09%

Ratios to Average Net Assets[5,6]
Total expenses	0.12%	0.12%

Total expenses after fees waived	0.02%	0.07%

Net investment income	0.08%	0.10%

Supplemental Data
Net assets, end of period (000)	– [1]	$563,288

[1]	There were no SL Agency Shares outstanding from March 15, 2010 through December 31, 2010.
[2]	Commencement of operations.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	11

Financial Highlights (concluded)	BlackRock Cash Funds: Government

	Trust
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0008	0.0200	0.0500	0.0459
Dividends from net investment income	(0.0002)	(0.0008)	(0.0200)	(0.0500)	(0.0459)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	0.08%	1.69%	4.80%	4.69%

Ratios to Average Net Assets[2]
Total expenses	0.53%	0.48%[3]	0.47%	0.51%	0.49%

Total expenses after fees waived	0.15%	0.09%	0.07%	0.45%	0.45%

Net investment income	0.03%	0.08%	0.16%	4.78%	4.60%

Supplemental Data
Net assets, end of year (000)	$3,532	$13,462	$12,380	$50	$108

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[3]	Ratio revised to reflect exclusion of fees waived.

See Notes to Financial Statements.

12	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights	BlackRock Cash Funds: Institutional

	Aon Captives
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0012	0.0033	0.0300	0.0500	0.0500
Dividends from net investment income	(0.0012)	(0.0033)	(0.0300)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.12%	0.33%	2.74%	5.26%	5.00%

Ratios to Average Net Assets[2]
Total expenses	0.25%	0.25%	0.26%	0.26%	0.23%

Total expenses after fees waived	0.22%	0.22%	0.23%	0.21%	0.19%

Net investment income	0.11%	0.35%	2.67%	5.12%	4.86%

Supplemental Data
Net assets, end of year (000)	$59,237	$72,949	$97,273	$90,192	$69,083

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

	Capital
	Period from January 1, 2010 to December 1, 2010[1]	Year Ended December 31, 2009	Period from February 28, 2008[2] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0018	0.0041	0.0200
Dividends from net investment income	(0.0018)	(0.0041)	(0.0200)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[3]
Based on net asset value	0.18%[4]	0.41%	2.14%[4]

Ratios to Average Net Assets[5]
Total expenses	0.17%[6]	0.17%	0.19%[6]

Total expenses after fees waived	0.14%[6]	0.14%	0.14%[6]

Net investment income	0.18%[6]	0.33%	2.57%[6]

Supplemental Data
Net assets, end of period (000)	– [1]	$277,382	$101

[1]	There were no Capital Shares outstanding from December 2, 2010 through December 31, 2010.
[2]	Commencement of operations.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	13

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Institutional
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0022	0.0043	0.0300	0.0500	0.0500
Dividends from net investment income	(0.0022)	(0.0043)	(0.0300)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.22%	0.43%	2.85%	5.36%	5.11%

Ratios to Average Net Assets[2]
Total expenses	0.15%	0.15%	0.15%	0.16%	0.14%

Total expenses after fees waived	0.12%	0.12%	0.12%	0.11%	0.10%

Net investment income	0.22%	0.78%	2.65%	5.25%	4.97%

Supplemental Data
Net assets, end of year (000)	$1,076,268	$973,221	$20,223,437	$6,653,737	$4,198,724

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

	Premium
	Period from January 1, 2010 to November 11, 2010[1]	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0038	0.0300	0.0500	0.0500
Dividends from net investment income	(0.0003)	(0.0038)	(0.0300)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.03%[3]	0.38%	2.80%	5.31%	5.05%

Ratios to Average Net Assets[4]
Total expenses	0.20%[5]	0.20%	0.21%	0.21%	0.19%

Total expenses after fees waived	0.17%[5]	0.17%	0.18%	0.16%	0.15%

Net investment income	0.10%[5]	0.48%	2.79%	5.21%	4.93%

Supplemental Data
Net assets, end of period (000)	– [1]	$97,513	$1,021,216	$746,582	$1,321,042

[1]	There were no Premium Shares outstanding from November 12, 2010 through December 31, 2010.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[5]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Select
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0014	0.0035	0.0300	0.0500	0.0500
Dividends from net investment income	(0.0014)	(0.0035)	(0.0300)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.14%	0.35%	2.76%	5.26%	5.00%

Ratios to Average Net Assets[2]
Total expenses	0.25%	0.23%	0.28%	0.25%	0.23%

Total expenses after fees waived	0.20%	0.20%	0.23%	0.20%	0.19%

Net investment income	0.13%	0.57%	2.05%	5.11%	4.55%

Supplemental Data
Net assets, end of year (000)	$29,944	$23,204	$10,014	$4,807	$1,229

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	15

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	SL Agency
	Year Ended December 31, 2010	Period from February 4, 2009[1] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0025	0.0035
Dividends from net investment income	(0.0025)	(0.0035)

Net asset value, end of period	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.25%	0.36%[3]

Ratios to Average Net Assets[4]
Total expenses	0.12%	0.12%[5]

Total expenses after fees waived	0.09%	0.09%[5]

Net investment income	0.24%	0.38%[5]

Supplemental Data
Net assets, end of period (000)	$17,938,932	$18,832,492

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[5]	Annualized.

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (concluded)	BlackRock Cash Funds: Institutional

	Trust
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0018	0.0200	0.0500	0.0500
Dividends from net investment income	(0.0001)	(0.0018)	(0.0200)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.18%	2.51%	5.01%	4.76%

Ratios to Average Net Assets[2]
Total expenses	0.48%	0.48%	0.49%	0.48%	0.47%

Total expenses after fees waived	0.31%	0.40%	0.46%	0.43%	0.43%

Net investment income	0.01%	0.22%	2.50%	4.93%	4.95%

Supplemental Data
Net assets, end of year (000)	$7,776	$19,713	$76,334	$85,774	$197,480

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	17

Financial Highlights	BlackRock Cash Funds: Prime

	Capital
			Period from February 28, 2008[1] to December 31, 2008
	Year Ended December 31,
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0018	0.0030	0.0200
Dividends from net investment income	(0.0018)	(0.0030)	(0.0200)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.18%	0.30%	2.13%[3]

Ratios to Average Net Assets[4]
Total expenses	0.17%	0.19%	0.21%[5]

Total expenses after fees waived	0.14%	0.16%	0.15%[5]

Net investment income	0.17%	0.27%	2.23%[5]

Supplemental Data
Net assets, end of period (000)	$517,988	$673,375	$226,487

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[5]	Annualized.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Institutional
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0020	0.0032	0.0300	0.0500	0.0500
Dividends from net investment income	(0.0020)	(0.0032)	(0.0300)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.20%	0.32%	2.83%	5.32%	5.07%

Ratios to Average Net Assets[2]
Total expenses	0.15%	0.17%	0.15%	0.15%	0.14%

Total expenses after fees waived	0.12%	0.14%	0.11%	0.12%	0.11%

Net investment income	0.20%	0.39%	2.80%	5.19%	4.93%

Supplemental Data
Net assets, end of year (000)	$3,570,577	$3,014,591	$10,812,890	$8,363,790	$5,915,836

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	19

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Premium
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0015	0.0027	0.0270	0.0500	0.0500
Dividends from net investment income	(0.0015)	(0.0027)	(0.0270)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.15%	0.27%	2.78%	5.27%	5.02%

Ratios to Average Net Assets[2]
Total expenses	0.20%	0.23%	0.21%	0.20%	0.19%

Total expenses after fees waived	0.17%	0.20%	0.17%	0.17%	0.16%

Net investment income	0.14%	0.34%	2.60%	5.14%	4.88%

Supplemental Data
Net assets, end of year (000)	$1,232,743	$1,817,088	$4,304,633	$1,795,477	$1,551,648

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Select
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0012	0.0024	0.0280	0.0500	0.0500
Dividends from net investment income	(0.0012)	(0.0024)	(0.0280)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.12%	0.24%	2.75%	5.24%	4.97%

Ratios to Average Net Assets[2]
Total expenses	0.25%	0.27%	0.25%	0.25%	0.24%

Total expenses after fees waived	0.20%	0.22%	0.18%	0.20%	0.21%

Net investment income	0.12%	0.24%	2.95%	5.06%	4.67%

Supplemental Data
Net assets, end of year (000)	$80,614	$73,810	$143,150	$268,352	$21,642

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	21

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	SL Agency
	Year Ended December 31, 2010	Period from February 4, 2009[1] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0023	0.0028
Dividends from net investment income	(0.0023)	(0.0028)

Net asset value, end of period	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.23%	0.28%[3]

Ratios to Average Net Assets[4]
Total expenses	0.12%	0.14%[5]

Total expenses after fees waived	0.09%	0.11%[5]

Net investment income	0.22%	0.31%[5]

Supplemental Data
Net assets, end of period (000)	$3,696,051	$5,860,881

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[5]	Annualized.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (concluded)	BlackRock Cash Funds: Prime

	Trust
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0011	0.0200	0.0500	0.0500
Dividends from net investment income	(0.0001)	(0.0011)	(0.0200)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.11%	2.49%	4.98%	4.72%

Ratios to Average Net Assets[2]
Total expenses	0.48%	0.51%	0.52%	0.48%	0.47%

Total expenses after fees waived	0.29%	0.36%	0.48%	0.45%	0.45%

Net investment income	0.01%	0.09%	1.34%	4.89%	4.63%

Supplemental Data
Net assets, end of year (000)	$37,044	$96,349	$3,370	$50	$108

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	23

Financial Highlights	BlackRock Cash Funds: Treasury

	Capital
	Year Ended December 31,		Period from February 28, 2008[1] to December 31, 2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0008	0.0100
Dividends from net investment income	(0.0007)	(0.0008)	(0.0100)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.07%	0.08%	1.12%[3]

Ratios to Average Net Assets[4]
Total expenses	0.17%	0.17%	0.19%[5]

Total expenses after fees waived	0.12%	0.08%	0.05%[5]

Net investment income	0.06%	0.07%	0.37%[5]

Supplemental Data
Net assets, end of period (000)	$139,657	$32,419	$44,698

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[5]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Institutional
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0008	0.0200	0.0500	0.0500
Dividends from net investment income	(0.0009)	(0.0008)	(0.0200)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%	0.08%	1.61%	4.95%	5.04%

Ratios to Average Net Assets[2]
Total expenses	0.16%	0.12%	0.15%	0.18%	0.19%

Total expenses after fees waived	0.11%	0.04%	0.04%	0.04%	0.00%

Net investment income	0.08%	0.09%	0.39%	4.74%	5.03%

Supplemental Data
Net assets, end of year (000)	$124,791	$30,011	$1,305,944	$131,190	$126,518

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

	Premium
	Period from January 1, 2010 to July 26, 2010[1]	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0007	0.0200	0.0500	0.0500
Dividends from net investment income	(0.0003)	(0.0007)	(0.0200)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.03%[3]	0.08%	1.57%	4.90%	4.99%

Ratios to Average Net Assets[4]
Total expenses	0.20%[5]	0.19%	0.20%	0.23%	0.23%

Total expenses after fees waived	0.11%[5]	0.08%	0.07%	0.09%	0.05%

Net investment income	0.05%[5]	0.09%	1.17%	4.44%	4.61%

Supplemental Data
Net assets, end of period (000)	– [1]	$2,542	$65,095	$61,513	$2,112

[1]	There were no Premium Shares outstanding from July 26, 2010 through December 31, 2010.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	25

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Select
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0007	0.0200	0.0500	0.0500
Dividends from net investment income	(0.0003)	(0.0007)	(0.0200)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	0.08%	1.55%	4.86%	4.94%

Ratios to Average Net Assets[2]
Total expenses	0.25%	0.25%	0.25%	0.27%	0.30%

Total expenses after fees waived	0.12%	0.08%	0.09%	0.10%	0.10%

Net investment income	0.04%	0.08%	0.92%	5.06%	5.15%

Supplemental Data
Net assets, end of year (000)	$288	$4,815	$24,340	$10,050	$55,919

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	SL Agency
	Year Ended December 31, 2010	Period from February 4, 2009[1] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0011	0.0008
Dividends from net investment income	(0.0011)	(0.0008)

Net asset value, end of period	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.12%	0.09%[3]

Ratios to Average Net Assets[4]
Total expenses	0.13%	0.12%[5]

Total expenses after fees waived	0.08%	0.07%[5]

Net investment income	0.11%	0.08%[5]

Supplemental Data
Net assets, end of period (000)	$1,457,943	$4,009,074

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).
[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	27

Financial Highlights (concluded)	BlackRock Cash Funds: Treasury

	Trust
	Year Ended December 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0007	0.0100	0.0500	0.0500
Dividends from net investment income	(0.0002)	(0.0007)	(0.0100)	(0.0500)	(0.0500)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	0.08%	1.45%	4.61%	4.70%

Ratios to Average Net Assets[2]
Total expenses	0.48%	0.47%	0.47%	0.51%	0.52%

Total expenses after fees waived	0.16%	0.08%	0.01%	0.36%	0.33%

Net investment income	0.02%	0.08%	0.05%	4.65%	4.60%

Supplemental Data
Net assets, end of year (000)	$12,999	$55,618	$94,654	$50	$108

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income (loss).

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements	BlackRock Funds III

1. Organization and Significant Accounting Policies:

BlackRock Funds III (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of the Trust: BlackRock Cash Funds: Government (“Government”), BlackRock Cash Funds: Institutional (“Institutional”), BlackRock Cash Funds: Prime (“Prime”) and Black-Rock Cash Funds: Treasury (“Treasury”) (each a “Fund” and together, the “Funds”). The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund seeks to achieve its investment objective by investing all or a portion of its assets in a separate series of Master Investment Portfolio (“MIP”): Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each a “Master Portfolio” and together, the “Master Portfolios”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio.

The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100%, 95.54%, 90.73% and 78.88% for Government, Institutional, Prime and Treasury, respectively, as of December 31, 2010).

The Funds offer multiple classes of shares although certain share classes may not be outstanding at report date. Each Fund offers the following classes of shares: Capital Shares, Institutional Shares, Premium Shares, Select Shares, SL Agency Shares and Trust Shares. Institutional also offers Aon Captives Shares.

All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions and differ principally with respect to administration and distribution fees to which the classes are subject. The Aon Captives Shares have exclusive voting rights with respect to matters relating to their shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: Each Fund’s policy is to fair value its financial instruments at market value. Each Fund records its investment in its corresponding Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolios, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Master Portfolios are recorded on the dates the transactions are entered into (the trade dates). Each Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, each Fund accrues its own expenses. Income and realized gains and losses are allocated daily to each class based on the relative net assets of each class.

Dividends and Distributions: Dividends to shareholders from net investment income are declared daily and distributed monthly. Distributions of capital gains, if any, are recorded on the ex-dividend dates. Dividends are determined separately for each class based on income and expenses allocable to each class. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment

BLACKROCK FUNDS III	DECEMBER 31, 2010	29

Notes to Financial Statements (continued)	BlackRock Funds III

advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BTC is entitled to receive for these administration services an annual fee based on the average daily net assets of each share class of each Fund as follows:

	Government		Institutional	Prime	Treasury
Aon Captives	N/A		0.05%	N/A	N/A
Capital	0.07	%*	0.07%*	0.07%	0.07%
Institutional	0.05%		0.05%	0.05%	0.05%
Premium	0.10	%*	0.10%*	0.10%	0.10%*
Select	0.15%		0.15%	0.15%	0.15%
SL Agency	0.02	%*	0.02%	0.02%	0.02%
Trust	0.38%		0.38%	0.38%	0.38%

For the year ended December 31, 2010, the administration fees, which are included in administration – class specific in the Statements of Operations, for each class of each Fund are as follows:

	Government		Institutional		Prime	Treasury
Aon Captives	N/A		$31,973		N/A	N/A
Capital	–		$122,476	*	$320,508	$38,526
Institutional	$22,158		$363,512		$1,695,452	$43,437
Premium	–		$24,345	*	$1,492,129	$1,242	*
Select	$36,163		$34,158		$126,846	$2,478
SL Agency	$21,058	*	$3,394,757		$961,908	$815,740
Trust	$27,932		$56,618		$185,120	$182,897

*	There were no shares outstanding as of December 31, 2010.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

BTC contractually agreed to waive a portion of its administration fees for the Select Shares through April 30, 2012. After giving effect to such contractual waiver, the administration fees for the Select Shares will be 0.13%. These amounts are included in fees waived by administrator – class specific in the Statements of Operations.

The fees of the Trust’s independent registered public accounting firm and legal counsel (the “independent expenses”) are paid directly by the Funds. BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses through April 30, 2012. These amounts are included in fees waived by administrator – class specific in the Statements of Operations.

BTC has voluntarily agreed to waive administration fees to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are included in fees waived by administrator – class specific in the Statements of Operations. BTC may discontinue the waiver at any time.

For the year ended December 31, 2010, BTC waived administration fees for the Funds as follows:

	Government	Institutional	Prime	Treasury
Aon Captives	–	$175	–	–
Capital	–	$596	$1,508	$4,605
Institutional	$7,595	$1,364	$9,641	$4,057
Premium	–	$18	$5,079	$378
Select	$18,883	$4,618	$17,159	$1,195
SL Agency	$2,902	$43,156	$15,323	$15,907
Trust	$21,887	$20,527	$76,025	$130,571

As of December 31, 2010, the only eligible investors for the SL Agency Shares of the Funds are investment companies for which (i) BlackRock Fund Advisors (“BFA”), the investment advisor to the Master Portfolios, BTC, or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in the Funds. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional, Prime and Treasury.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Distribution Plan:

SEI Investments Distribution Company (“SEI”) is the distributor for the Funds. Institutional has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes the Aon Captives Shares of Institutional to pay expenses relating to the distribution of such shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. The Capital Shares, Institutional Shares, Premium Shares, Select Shares and SL Agency Shares of Institutional do not pay any fees for distribution services. The fees paid to SEI by Institutional are shown as distribution – Aon Captives Shares in the Statements of Operations.

30	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements (continued)	BlackRock Funds III

4. Income Tax Information:

The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 was as follows:

	Ordinary Income	Net Long-Term Capital Gain	Total
BlackRock Cash Funds:
Government
12/31/10	$137,175	–	$137,175
12/31/09	$794,293	–	$794,293
BlackRock Cash Funds:
Institutional
12/31/10	$44,172,166	–	$44,172,166
12/31/09	$105,132,050	$728	$105,132,778
BlackRock Cash Funds:
Prime
12/31/10	$20,508,082	–	$20,508,082
12/31/09	$48,098,352	–	$48,098,352
BlackRock Cash Funds:
Treasury
12/31/10	$4,720,815	–	$4,720,815
12/31/09	$2,304,187	–	$2,304,187

As of December 31, 2010, the tax components of net undistributed earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforward	Net Undistributed Earnings (Accumulated Losses)
BlackRock Cash Funds:
Government	$2,465	–	$2,465
BlackRock Cash Funds:
Institutional	$915,114	–	$915,114
BlackRock Cash Funds:
Prime	–	$(2,992,784)	$(2,992,784)
BlackRock Cash Funds:
Treasury	$240,601	–	$240,601

As of December 31, 2010, BlackRock Cash Funds: Prime had capital loss carryforward of $2,992,784 expiring on December 31, 2016. Such losses may be used to offset future realized capital gains through the indicated expiration date.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended December 31,
Government (concluded)	2010	2009*

Institutional
Shares sold	592,921,890	9,820,984
Shares issued in reinvestment of dividends	37,427	91,550

Total issued	592,959,317	9,912,534
Shares redeemed	(597,794,818)	(1,594,144,080)

Net decrease	(4,835,501)	(1,584,231,546)

Select
Shares sold	99,014,400	135,143,389
Shares issued in reinvestment of dividends	12,017	49,156

Total issued	99,026,417	135,192,545
Shares redeemed	(150,902,208)	(147,478,120)

Net decrease	(51,875,791)	(12,285,575)

SL Agency
Shares sold	801,229,411	4,244,816,469
Shares issued in reinvestment of dividends	–	–

Total issued	801,229,411	4,244,816,469
Shares redeemed	(1,364,516,935)	(3,681,528,945)

Net increase (decrease)	(563,287,524)	563,287,524

Trust
Shares sold	5,004,885	24,142,631
Shares issued in reinvestment of dividends	2,924	10,644

Total issued	5,007,809	24,153,275
Shares redeemed	(14,937,335)	(23,071,920)

Net increase (decrease)	(9,929,526)	1,081,355

Institutional

Aon Captives
Shares sold	10,063,063	16,084,607
Shares issued in reinvestment of dividends	20,132	225,358

Total issued	10,083,195	16,309,965
Shares redeemed	(23,797,290)	(40,636,507)

Net decrease	(13,714,095)	(24,326,542)

Capital
Shares sold	1,572,533,625	1,231,513,615
Shares issued in reinvestment of dividends	362,375	578,035

Total issued	1,572,896,000	1,232,091,650
Shares redeemed	(1,850,277,220)	(954,811,001)

Net increase (decrease)	(277,381,220)	277,280,649

BLACKROCK FUNDS III	DECEMBER 31, 2010	31

Notes to Financial Statements (continued)	BlackRock Funds III

	Year Ended December 31,
Institutional (concluded)	2010	2009*

Institutional
Shares sold	7,331,073,034	24,147,118,026
Shares issued in reinvestment of dividends	864,648	3,820,568

Total issued	7,331,937,682	24,150,938,594
Shares redeemed	(7,228,877,516)	(43,402,541,476)

Net increase (decrease)	103,060,166	(19,251,602,882)

Premium
Shares sold	485,300,001	4,452,838,789
Shares issued in reinvestment of dividends	17,598	4,214,337

Total issued	485,317,599	4,457,053,126
Shares redeemed	(582,820,676)	(5,380,768,140)

Net decrease	(97,503,077)	(923,715,014)

Select
Shares sold	54,213,075	246,192,108
Shares issued in reinvestment of dividends	29,032	317,437

Total issued	54,272,107	246,509,545
Shares redeemed	(47,502,671)	(233,320,272)

Net increase	6,739,436	13,189,273

SL Agency
Shares sold	70,137,158,166	96,115,179,849
Shares issued in reinvestment of dividends	7,205	32

Total issued	70,137,165,371	96,115,179,881
Shares redeemed	(71,030,909,239)	(77,281,965,851)

Net increase (decrease)	(893,743,868)	18,833,214,030

Trust
Shares sold	42,283,652	181,665,886
Shares issued in reinvestment of dividends	2,504	32,215

Total issued	42,286,156	181,698,101
Shares redeemed	(54,223,836)	(238,320,615)

Net decrease	(11,937,680)	(56,622,514)

Prime
Capital
Shares sold	4,560,700,637	3,433,942,542
Shares issued in reinvestment of dividends	763,522	1,093,210

Total issued	4,561,464,159	3,435,035,752
Shares redeemed	(4,716,905,406)	(2,988,177,681)

Net increase (decrease)	(155,441,247)	446,858,071

	Year Ended December 31,
Prime (concluded)	2010	2009*

Institutional
Shares sold	19,420,053,454	43,184,957,114
Shares issued in reinvestment of dividends	2,619,911	8,601,008

Total issued	19,422,673,365	43,193,558,122
Shares redeemed	(18,867,130,981)	(50,992,241,110)

Net increase (decrease)	555,542,384	(7,798,682,988)

Premium
Shares sold	21,165,592,835	29,431,919,881
Shares issued in reinvestment of dividends	1,156,263	11,188,438

Total issued	21,166,749,098	29,443,108,319
Shares redeemed	(21,751,251,754)	(31,930,820,462)

Net decrease	(584,502,656)	(2,487,712,143)

Select
Shares sold	746,666,852	1,175,454,685
Shares issued in reinvestment of dividends	93,798	626,915

Total issued	746,760,650	1,176,081,600
Shares redeemed	(739,969,815)	(1,245,434,444)

Net increase (decrease)	6,790,835	(69,352,844)

SL Agency
Shares sold	668,882,337	6,745,422,574
Shares issued in reinvestment of dividends	–	25

Total issued	668,882,337	6,745,422,599
Shares redeemed	(2,834,355,287)	(884,881,754)

Net increase (decrease)	(2,165,472,950)	5,860,540,845

Trust
Shares sold	82,329,392	319,473,967
Shares issued in reinvestment of dividends	9,509	82,189

Total issued	82,338,901	319,556,156
Shares redeemed	(141,649,948)	(226,583,609)

Net increase (decrease)	(59,311,047)	92,972,547

Treasury

Capital
Shares sold	460,067,303	167,715,367
Shares issued in reinvestment of dividends	29,950	38,642

Total issued	460,097,253	167,754,009
Shares redeemed	(352,858,461)	(180,033,363)

Net increase (decrease)	107,238,792	(12,279,354)

32	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements (concluded)	BlackRock Funds III

	Year Ended December 31,
Treasury (concluded)	2010	2009*

Institutional
Shares sold	1,755,315,568	1,854,094,500
Shares issued in reinvestment of dividends	69,870	19,914

Total issued	1,755,385,438	1,854,114,414
Shares redeemed	(1,660,614,707)	(3,130,047,272)

Net increase (decrease)	94,770,731	(1,275,932,858)

Premium
Shares sold	19,296,388	78,569,547
Shares issued in reinvestment of dividends	789	19,334

Total issued	19,297,177	78,588,881
Shares redeemed	(21,838,781)	(141,142,239)

Net decrease	(2,541,604)	(62,553,358)

Select
Shares sold	45,406,723	36,459,090
Shares issued in reinvestment of dividends	924	8,065

Total issued	45,407,647	36,467,155
Shares redeemed	(49,934,402)	(55,992,127)

Net decrease	(4,526,755)	(19,524,972)

SL Agency
Shares sold	32,115,170,740	22,539,601,350
Shares issued in reinvestment of dividends	2,808	8

Total issued	32,115,173,548	22,539,601,358
Shares redeemed	(34,666,506,887)	(18,530,552,907)

Net increase (decrease)	(2,551,333,339)	4,009,048,451

Trust
Shares sold	219,161,537	62,128,770
Shares issued in reinvestment of dividends	11,988	58,894

Total issued	219,173,525	62,187,664
Shares redeemed	(261,794,793)	(101,224,685)

Net decrease	(42,621,268)	(39,037,021)

*	For SL Agency Shares, the period is from February 4, 2009 (commencement of operations) to December 31, 2009.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	33

Report of Independent Registered Public Accounting Firm	BlackRock Funds III

To the Shareholders and Board of Trustees of BlackRock Funds III:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Cash Funds: Government, BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and Black-Rock Cash Funds: Treasury, (each a “Fund” and together, the “Funds”), at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by Government, Institutional, Prime and Treasury for the taxable year ended December 31, 2010:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents *
Month Paid:	Government	Institutional	Prime	Treasury
January 2010	100.00%	77.53%	81.46%	100.00%
February 2010	100.00%	77.53%	81.46%	100.00%
March 2010	100.00%	59.38%	81.46%	100.00%
April 2010	100.00%	77.53%	81.46%	100.00%
May 2010	100.00%	77.53%	81.46%	100.00%
June 2010	100.00%	77.53%	81.46%	100.00%
July 2010	100.00%	74.22%	81.46%	100.00%
August 2010	100.00%	80.18%	81.46%	100.00%
September 2010	100.00%	77.53%	81.46%	100.00%
October 2010	100.00%	78.07%	81.46%	100.00%
November 2010	100.00%	80.84%	81.46%	100.00%
December 2010	100.00%	81.25%	81.46%	100.00%

Federal Obligation Interest **
January 2010 - December 2010
Institutional	4.17%
Prime	4.31%
Treasury	43.86%

*	Represents the portion of the taxable ordinary dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
**	The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any of the dividends you received is exempt from state income taxes.

34	BLACKROCK FUNDS III	DECEMBER 31, 2010

Portfolio Information as of December 31, 2010	Master Investment Portfolio

Government Money Market Master Portfolio
Portfolio Composition	Percent of Net Assets
Repurchase Agreements	100%

Total	100%

Money Market Master Portfolio
Portfolio Composition	Percent of Net Assets
Certificates of Deposit	27%
U.S. Government Sponsored Agency Obligations	26
Commercial Paper	23
Repurchase Agreements	16
U.S. Treasury Obligations	5
Time Deposits	3

Total	100%

Prime Money Market Master Portfolio
Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	29%
Certificates of Deposit	29
Repurchase Agreements	19
Commercial Paper	12
Time Deposits	7
U.S. Treasury Obligations	4

Total	100%

Treasury Money Market Master Portfolio
Portfolio Composition	Percent of Net Assets
Repurchase Agreements	75%
U.S. Treasury Obligations	25

Total	100%

BLACKROCK FUNDS III	DECEMBER 31, 2010	35

Schedule of Investments December 31, 2010	Government Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Banc of America Securities LLC, 0.25%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $5,000,104, collateralized by U.S. government obligations, 1.13%, 6/3/11, par and fair value of $5,075,000 and $5,100,553, respectively)	$5,000	$5,000,000
Deutsche Bank Securities Inc., 0.28%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $5,000,117, collateralized by U.S. government obligations, 4.00%, 8/15/40, par and fair value of $5,131,631 and $5,100,001, respectively)	5,000	5,000,000
JPMorgan Securities Inc., 0.18%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $5,488,082, collateralized by U.S. government obligations, 0.88%, 3/31/11, par and fair value of $5,580,000 and $5,601,938, respectively)	5,488	5,488,000
Morgan Stanley & Co. Inc., 0.15%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $6,000,075, collateralized by U.S. government obligations, 1.88%, 8/31/17, par and fair value of $6,391,200 and $6,120,015, respectively)	6,000	6,000,000
RBS Securities Inc., 0.25%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $5,000,104, collateralized by U.S. government obligations, 4.50%, 9/1/40, par and fair value of $5,135,000 and $5,100,526, respectively)	5,000	5,000,000

Total Repurchase Agreements – 100.1%		26,488,000

Total Investments (Cost – $26,488,000*) – 100.1%		26,488,000
Liabilities in Excess of Other Assets – (0.1)%		(14,378)

Net Assets – 100.0%		$26,473,622

*	Cost for federal income tax purposes.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	–	$26,488,000	–	$26,488,000

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a)
Banco Bilbao Vizcaya Argentaria S.A., New York,
0.36%, 1/28/11 (b)	$175,000	$175,000,000
Bank of Montreal, Chicago,
0.36%, 11/22/11 (b)	300,000	300,000,000
Barclays Bank Plc, New York:
0.42%, 2/18/11	260,000	260,000,000
0.40%, 3/04/11	225,000	225,000,000
BNP Paribas S.A., New York,
0.50%, 12/12/11 (b)	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York,
0.42%, 1/31/11 (b)	432,000	432,000,000
Credit Agricole Corporate & Investment Bank, New York:
0.32%, 2/14/11	300,000	300,000,000
0.41%, 4/08/11	195,000	195,000,000
Dexia Credit Local, New York,
0.56%, 6/29/11 (b)	157,000	157,000,000
DNB NOR Bank ASA, New York,
0.31%, 3/31/11	11,000	11,000,136
KBC Bank N.V., New York,
0.46%, 2/18/11	350,000	350,000,000
Lloyds TSB Bank Plc, New York:
0.62%, 2/11/11	270,000	270,000,000
1.27%, 5/06/11 (b)	75,000	75,000,000
Mizuho Corporate Bank, New York,
0.28%, 2/02/11	320,000	320,000,000
Rabobank Nederland N.V., New York:
0.27%, 1/10/11 (b)	110,000	110,000,000
0.57%, 1/18/11	185,000	185,000,000
Royal Bank of Canada, New York:
0.26%, 1/21/11 (b)	116,015	116,015,000
0.37%, 10/14/11 (b)	170,000	170,000,000
Royal Bank of Scotland Plc, Connecticut:
0.67%, 2/09/11 (b)	150,000	150,000,000
0.51%, 3/01/11 (b)	125,000	125,000,000
0.49%, 4/19/11	200,000	200,000,000
Societe Generale, New York:
0.39%, 2/03/11 (b)	130,000	130,000,000
0.40%, 2/14/11	200,000	200,000,000
1.49%, 5/05/11 (b)	110,000	110,000,000
Sumitomo Mitsui Banking Corp., New York,
0.28%, 1/21/11	200,000	200,000,000
UniCredit SpA, New York,
0.49%, 2/09/11	390,300	390,300,000

Total Certificates of Deposit – 26.8%		5,356,315,136

Commercial Paper
Banco Bilbao Vizcaya Argentaria S.A., London,
0.42%, 1/25/11 (c)(d)	250,000	249,930,000
Bank of Nova Scotia, New York,
0.14%, 1/04/11 (d)	439,000	438,994,878
BNZ International Funding Ltd.,
0.34%, 2/01/11 (c)	250,000	250,002,135
BPCE S.A.:
0.30%, 2/03/11 (c)(d)	500,000	499,853,333
0.54%, 3/23/11 (c)(d)	121,000	120,852,985
Ciesco LLC,
0.27%, 2/24/11 (c)(d)	75,000	74,969,625
CRC Funding LLC,
0.26%, 2/17/11 (d)	63,000	62,978,615
Credit Agricole North America Inc.,
0.57%, 2/10/11 (d)	270,000	269,829,000
Danske Corp.,
0.30%, 2/15/11 (c)(d)	400,000	399,850,000

Commercial Paper	Par (000)	Value
Deutsche Bank Financial LLC:
0.23%, 1/04/11 (d)	$350,000	$349,993,292
0.28%, 2/28/11 (d)	393,808	393,630,349
European Investment Bank,
0.40%, 3/24/11 (d)	445,000	444,594,556
ING US Funding LLC,
0.43%, 4/06/11 (d)	250,000	249,716,319
Lloyds TSB Bank Plc,
0.45%, 3/25/11 (d)	55,000	54,942,938
NRW.BANK,
0.39%, 3/15/11 (d)	105,000	104,916,963
Societe Generale North America, Inc.,
0.32%, 2/18/11 (d)	146,700	146,637,408
Westpac Securities NZ Ltd.:
0.26%, 2/08/11 (d)	51,000	50,986,003
0.37%, 10/03/11	486,000	486,000,000

Total Commercial Paper – 23.3%		4,648,678,399

Time Deposits
Natixis,
0.15%, 1/03/11	200,000	200,000,000
Societe Generale, New York,
0.15%, 1/03/11	306,000	306,000,000

Total Time Deposits – 2.5%		506,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:
0.18%, 2/14/11 (d)	15,000	14,996,700
0.18%, 2/15/11 (d)	300,000	299,932,500
0.21%, 2/23/11 (d)	248,436	248,361,021
Federal Farm Credit Bank Variable Rate Notes:
0.25%, 5/26/11 (b)	62,225	62,222,487
0.24%, 4/27/12 (b)	144,460	144,430,843
0.38%, 7/13/12 (b)	58,020	58,011,016
0.34%, 10/12/12 (b)	75,000	75,000,000
Federal Home Loan Bank:
0.75%, 1/18/11	35,030	35,035,468
0.40%, 11/28/11	52,930	52,930,000
Federal Home Loan Bank Discount Notes:
0.17%, 2/10/11 (d)	179,750	179,716,047
0.18%, 5/04/11 (d)	85,000	84,947,725
Federal Home Loan Bank Variable Rate Notes,
0.23%, 10/06/11 (b)	187,000	186,942,113
Freddie Mac Discount Notes:
0.21%, 2/22/11 (d)	149,200	149,155,820
0.18%, 2/28/11 (d)	63,637	63,618,033
0.20%, 4/18/11 (d)	233,000	232,861,494
0.20%, 4/21/11 (d)	100,000	99,938,889
0.18%, 5/02/11 (d)	437,073	436,805,394
0.18%, 5/09/11 (d)	275,000	274,824,000
0.21%, 5/10/11 (d)	200,000	199,849,500
0.18%, 5/24/11 (d)	75,000	74,944,885
0.21%, 6/07/11 (d)	685,861	685,245,765
0.26%, 6/21/11 (d)	200,000	199,753,000
Freddie Mac Variable Rate Notes:
0.18%, 11/09/11 (b)	606,000	605,632,282
0.19%, 1/13/12 (b)	652,995	652,585,938
0.22%, 2/16/12 (b)	110,000	109,950,083

Total U.S. Government Sponsored Agency Obligations – 26.1%		5,227,691,003

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	37

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations(d)	Par (000)	Value
U.S. Treasury Bill:
0.19%, 5/19/11	$900,000	$899,348,525
0.23%, 6/30/11	125,000	124,859,375

Total U.S. Treasury Obligations – 5.1%		1,024,207,900

Repurchase Agreements
Banc of America Securities LLC, 0.25%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $500,010,417, collateralized by non-U.S. government debt securities, 0.00% to 11.25%, 1/5/11 to 2/15/51, par and fair value of $760,263,328 and $523,963,755, respectively)	500,000	500,000,000
Banc of America Securities LLC, 0.30%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $228,005,700, collateralized by non-U.S. government debt securities, 0.00%, 4/1/11 to 6/7/11, par and fair value of $232,845,093 and $232,560,000, respectively)	228,000	228,000,000
Banc of America Securities LLC, 0.40%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $122,004,067, collateralized by non-U.S. government debt securities, 0.00% to 5.88%, 8/15/13 to 4/15/49, par and fair value of $179,061,836 and $130,540,000, respectively)	122,000	122,000,000
Banc of America Securities LLC, 0.52%, 2/22/11 (Purchased on 12/31/10 to be repurchased at $250,191,389, collateralized by non-U.S. government debt securities, 0.00% to 7.50%, 1/3/11 to 7/25/34, par and fair value of $432,442,582 and $257,229,934, respectively)	250,000	250,000,000
BNP Paribas Securities Corp., 0.27%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $425,009,563, collateralized by non-U.S. government debt securities, 1.00% to 11.25%, 2/1/11 to 9/15/28, par and fair value of $399,767,653 and $437,750,000, respectively)	425,000	425,000,000
Citigroup Global Markets Inc., 0.35%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $69,002,013, collateralized by U.S. government obligations, 1.27% to 5.00%, 3/20/36 to 9/25/40, par and fair value of $145,967,927 and $71,070,000, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.56%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $250,011,667, collateralized by non-U.S. government debt securities, 0.00% to 5.81%, 12/20/11 to 9/15/27, par and fair value of $280,591,755 and $276,538,645, respectively)	250,000	250,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets Inc., 0.65%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $190,010,292, collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 1/1/11 to 4/1/57, par and fair value of $291,134,878 and $243,451,279, respectively)	$190,000	$190,000,000
Citigroup Global Markets Inc., 0.75%, 3/3/11 (Purchased on 12/31/10 to be repurchased at $80,103,333, collateralized by U.S. government obligations, 1.22% to 5.50%, 5/15/32 to 6/25/38, par and fair value of $223,601,980 and $82,400,000, respectively)	80,000	80,000,000
Deutsche Bank Securities Inc., 0.28%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $105,002,450, collateralized by U.S. government obligations, 7.00%, 10/1/38, par and fair value of $254,103,148 and $108,150,000, respectively)	105,000	105,000,000
Greenwich Capital Markets, 0.30%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $400,010,000, collateralized by non-U.S. government debt securities, 0.00% to 8.50%, 1/18/11 to 6/11/38, par and fair value of $418,796,149 and $440,001,769, respectively)	400,000	400,000,000
HSBC Securities (USA) Inc., 0.23%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $100,001,917, collateralized by non-U.S. government debt securities, 0.00% to 9.25%, 9/20/12 to 12/15/37, par and fair value of $95,037,000 and $102,893,979, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.32%, 1/6/11 (Purchased on 12/31/10 to be repurchased at $50,002,667, collateralized by non-U.S. government debt securities, 5.05% to 6.61%, 6/15/15 to 7/15/20, par and fair value of $47,856,000 and $52,503,562, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.50%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $320,013,333, collateralized by non-U.S. government debt securities, 0.00% to 9.88%, 4/25/11 to 6/1/56, par and fair value of $327,100,500 and $335,454,503, respectively)	320,000	320,000,000
Morgan Stanley & Co. Inc., 0.15%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $75,000,938, collateralized by U.S. Treasury obligations, 3.00% to 3.13%, 9/30/16 to 4/30/17, par and fair value of $73,617,300 and $76,500,093, respectively)	75,000	75,000,000

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (concluded)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBS Securities Inc., 0.50%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $75,003,125, collateralized by non-U.S. government debt securities, 0.52% to 10.40%, 7/15/13 to 1/25/29, par and fair value of $141,610,000 and $82,501,871, respectively)	$75,000	$75,000,000

Total Repurchase Agreements – 16.2%		3,239,000,000

Total Investments (Cost – $20,001,892,438*) – 100.0%		20,001,892,438
Other Assets in Excess of Liabilities – 0.0%		5,664,207

Net Assets – 100.0%		$20,007,556,645

*	Cost for federal income tax purposes.
(a)	Issuer is a U.S. branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	–	$20,001,892,438	–	$20,001,892,438

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	39

Schedule of Investments December 31, 2010	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro 0.1%
Credit Industriel et Commercial, London,
0.45%, 1/05/11	$11,000	$11,000,012

Yankee (a)
Banco Bilbao Vizcaya Argentaria S.A., New York,
0.36%, 1/28/11 (b)	125,000	125,000,000
Bank of Montreal, Chicago,
0.36%, 11/22/11 (b)	200,000	200,000,000
Barclays Bank Plc, New York:
0.42%, 2/18/11	170,000	170,000,000
0.40%, 3/04/11	125,000	125,000,000
BNP Paribas S.A., New York,
0.50%, 12/12/11 (b)	100,000	100,000,000
Canadian Imperial Bank of Commerce, New York,
0.42%, 1/31/11 (b)	288,000	288,000,000
Credit Agricole Corporate & Investment Bank, New York:
0.32%, 2/14/11	200,000	200,000,000
0.41%, 4/08/11	100,000	100,000,000
Dexia Credit Local, New York,
0.56%, 6/29/11 (b)	108,000	108,000,000
KBC Bank N.V., New York,
0.46%, 2/18/11	150,000	150,000,000
Lloyds TSB Bank Plc, New York:
0.62%, 2/11/11	130,000	130,000,000
1.27%, 5/06/11 (b)	45,000	45,000,000
Mizuho Corporate Bank, New York,
0.28%, 2/02/11	180,000	180,000,000
Rabobank Nederland N.V., New York:
0.27%, 1/10/11 (b)	60,000	60,000,000
0.57%, 1/18/11	135,000	135,000,000
Royal Bank of Canada, New York:
0.26%, 1/21/11 (b)	58,485	58,485,000
0.37%, 10/14/11 (b)	110,000	110,000,000
Royal Bank of Scotland Plc, Connecticut:
0.51%, 3/01/11 (b)	125,000	125,000,000
0.49%, 4/19/11	150,000	150,000,000
Societe Generale, New York:
0.39%, 2/03/11 (b)	82,000	82,000,000
1.49%, 5/05/11 (b)	75,000	75,000,000
UniCredit SpA, New York,
0.49%, 2/09/11	200,000	200,000,000

Total Certificates of Deposit – 29.1%		2,927,485,012

Commercial Paper (c)
Banco Bilbao Vizcaya Argentaria S.A., London,
0.42%, 1/25/11 (d)	150,000	149,958,000
BNZ International Funding Ltd.,
0.30%, 3/02/11 (d)	75,000	74,962,500
Commonwealth Bank of Australia,
0.29%, 3/03/11 (d)	94,500	94,453,564
Credit Agricole North America Inc.,
0.57%, 2/10/11	200,000	199,873,333
Danske Corp.,
0.30%, 2/15/11 (d)	200,000	199,925,000
Deutsche Bank Financial LLC,
0.23%, 1/04/11	150,000	149,997,125
ING US Funding LLC,
0.43%, 4/06/11	100,000	99,886,528
Lloyds TSB Bank Plc,
0.45%, 3/25/11	31,000	30,967,837
Natixis US Finance Co. LLC,
0.34%, 1/18/11	125,000	124,979,931
NRW.BANK,
0.39%, 3/15/11	75,000	74,940,687

Total Commercial Paper – 11.9%		1,199,944,505

Time Deposits	Par (000)	Value
Natixis,
0.15%, 1/03/11	$200,000	$200,000,000
Societe Generale, New York,
0.15%, 1/03/11	207,000	207,000,000
Wells Fargo Bank NA,
0.01%, 1/03/11	250,000	250,000,000

Total Time Deposits – 6.5%		657,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:
0.18%, 2/14/11 (c)	350,000	349,923,000
0.18%, 4/25/11 (c)	150,000	149,914,500
Fannie Mae Variable Rate Notes,
0.25%, 7/26/12 (b)	225,000	224,929,576
Federal Farm Credit Bank Variable Rate Notes:
0.25%, 5/26/11 (b)	37,775	37,773,475
0.24%, 4/27/12 (b)	100,540	100,519,707
0.28%, 5/14/12 (b)	101,000	101,028,506
0.34%, 10/12/12 (b)	50,000	50,000,000
Federal Home Loan Bank:
0.75%, 1/18/11	19,970	19,973,116
0.40%, 11/28/11	29,100	29,100,000
Federal Home Loan Bank Discount Notes,
0.18%, 5/04/11 (c)	67,000	66,958,795
Federal Home Loan Bank Variable Rate Notes:
0.31%, 7/22/11 (b)	25,000	25,000,000
0.23%, 1/23/12 (b)	82,000	81,978,041
Freddie Mac Discount Notes:
0.21%, 2/22/11 (c)	100,000	99,970,389
0.20%, 4/21/11 (c)	80,000	79,951,111
0.18%, 4/25/11 (c)	105,000	104,940,150
0.18%, 5/02/11 (c)	189,394	189,279,417
0.18%, 5/09/11 (c)	150,000	149,904,000
0.18%, 5/24/11 (c)	125,000	124,908,143
0.18%, 5/25/11 (c)	100,000	99,926,000
0.19%, 6/07/11 (c)	297,845	297,598,202
0.26%, 6/21/11 (c)	100,000	99,876,500
Freddie Mac Variable Rate Notes:
0.19%, 1/13/12 (b)	347,005	346,787,622
0.22%, 2/16/12 (b)	100,000	99,954,621

Total U.S. Government Sponsored Agency Obligations – 29.1%		2,930,194,871

U.S. Treasury Obligations (c)
U.S. Treasury Bill:
0.19%, 5/19/11	200,000	199,855,867
0.23%, 6/30/11	250,000	249,718,750

Total U.S. Treasury Obligations – 4.5%		449,574,617

Repurchase Agreements
Banc of America Securities LLC, 0.25%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $250,005,208, collateralized by non-U.S. government debt securities, 0.00% to 7.75%, 2/22/11 to 10/10/45, par and fair value of $281,303,707 and $260,247,672, respectively)	250,000	250,000,000

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Banc of America Securities LLC, 0.30%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $49,001,225, collateralized by non-U.S. government debt securities, 0.00%, 1/27/11, par and fair value of $49,992,499 and $49,980,001, respectively)	$49,000	$49,000,000
Banc of America Securities LLC, 0.40%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $26,000,867, collateralized by non-U.S. government debt securities, 0.00%, 11/25/34, par and fair value of $103,502,742 and $27,820,000, respectively)	26,000	26,000,000
Banc of America Securities LLC, 0.52%, 2/22/11 (Purchased on 12/31/10 to be repurchased at $185,141,628, collateralized by non-U.S. government debt securities, 0.00% to 1.88%, 1/7/11 to 8/15/15, par and fair value of $196,026,736 and $191,327,800, respectively)	185,000	185,000,000
BNP Paribas Securities Corp., 0.27%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $275,005,625, collateralized by non-U.S. government debt securities, 0.00% to 12.75%, 5/20/11 to 3/6/30, par and fair value of $247,073,406 and $283,250,000, respectively)	275,000	275,000,000
Citigroup Global Markets Inc., 0.35%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $20,000,583, collateralized by U.S. government obligations, 0.70% to 1.50%, 4/15/36 to 2/25/38, par and fair value of $24,457,246 and $20,600,001, respectively)	20,000	20,000,000
Citigroup Global Markets Inc., 0.75%, 3/3/11 (Purchased on 12/31/10 to be repurchased at $50,064,583, collateralized by U.S. government obligations, 4.00% to 5.50%, 7/15/27 to 11/15/40, par and fair value of $59,256,082 and $51,500,000, respectively)	50,000	50,000,000
Deutsche Bank Securities Inc., 0.22%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $5,000,092, collateralized by U.S. government obligations, 0.00%, 8/8/11, par and fair value of $5,107,000 and $5,100,769, respectively)	5,000	5,000,000
Deutsche Bank Securities Inc., 0.28%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $226,005,273, collateralized by U.S. government obligations, 4.50% to 5.00%, 7/1/40 to 9/1/40, par and fair value of $233,678,677 and $232,780,001, respectively)	226,000	226,000,000
Greenwich Capital Markets, 0.30%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $155,003,875, collateralized by non-U.S. government debt securities, 0.00% to 5.60%, 4/1/11 to 9/1/20, par and fair value of $168,066,000 and $170,504,148, respectively)	155,000	155,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities Inc., 0.30%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $100,002,500, collateralized by non-U.S. government debt securities, 0.63% to 8.50%, 6/7/12 to 10/1/37, par and fair value of $96,313,333 and 105,001,887, respectively)	$100,000	$100,000,000
JPMorgan Securities Inc., 0.30%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $50,001,250, collateralized by non-U.S. government debt securities, 0.63% to 8.50%, 6/7/12 to 10/1/37, par and fair value of $48,156,667 and 52,500,943, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.32%, 1/6/11 (Purchased on 12/31/10 to be repurchased at $50,002,667, collateralized by non-U.S. government debt securities, 0.37% to 5.75%, 7/15/20 to 10/25/22, par and fair value of $52,594,000 and 52,502,092, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.50%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $50,002,083, collateralized by non-U.S. government debt securities, 0.00% to 9.63%, 1/15/11 to 2/15/36, par and fair value of $70,609,000 and $52,293,057, respectively)	50,000	50,000,000
Morgan Stanley & Co. Inc., 0.15%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $273,003,413, collateralized by U.S. Treasury obligations, 0.00% to 4.50%, 2/3/11 to 9/30/16, par and fair value of $268,900,500 and $278,460,036, respectively)	273,000	273,000,000
Morgan Stanley & Co. Inc., 0.25%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $90,001,875, collateralized by non-U.S. government debt securities, 0.00%, 1/31/11 to 2/2/11, par and fair value of $94,974,875 and $94,500,001, respectively)	90,000	90,000,000
RBS Securities Inc., 0.50%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $50,002,083, collateralized by non-U.S. government debt securities, 0.39% to 4.99%, 5/6/12 to 10/19/20, par and fair value of $72,178,000 and $55,002,491, respectively)	50,000	50,000,000

Total Repurchase Agreements – 18.9%		1,904,000,000

Total Investments (Cost – $10,068,199,005*) – 100.0%		10,068,199,005
Other Assets in Excess of Liabilities – 0.0%		2,858,141

Net Assets – 100.0%		$10,071,057,146

*	Cost for federal income tax purposes.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	41

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

(a)	Issuer is a U.S. branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	–	$10,068,199,005	–	$10,068,199,005

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bill:
0.20%, 1/13/11 (a)	$50,000	$49,996,667
0.20%, 1/20/11 (a)	50,000	49,994,854
0.19%, 3/03/11 (a)	100,000	99,967,467
0.20%, 3/24/11 (a)	50,000	49,977,792
0.16%, 5/12/11 (a)	32,000	31,981,252
0.19%, 6/09/11 (a)	45,000	44,963,231
0.19%, 6/23/11 (a)	17,000	16,984,887
0.27%, 9/22/11 (a)	25,000	24,951,417
U.S. Treasury Note:
0.88%, 1/31/11	10,000	10,005,673
0.88%, 2/28/11	169,000	169,177,585

Total U.S. Treasury Obligations – 24.9%		548,000,825

Repurchase Agreements
Banc of America Securities LLC, 0.05%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $100,000,417, collateralized by U.S. Treasury obligations, 0.00%, 5/5/11, par and fair value of $102,050,100 and $102,000,095, respectively)	100,000	100,000,000
Banc of America Securities LLC, 0.10%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $75,000,625, collateralized by U.S. Treasury obligations, 1.00%, 3/31/12, par and fair value of $75,743,600 and $76,500,087, respectively)	75,000	75,000,000
Citigroup Global Markets Inc., 0.23%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $136,002,607, collateralized by U.S. Treasury obligations, 4.38% to 4.88%, 4/30/11 to 11/15/39, par and fair value of $137,375,100 and $138,720,086, respectively)	136,000	136,000,000
Credit Suisse Securities (USA) LLC, 0.15%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $94,501,181, collateralized by U.S. Treasury obligations, 4.63% to 8.13%, 2/29/12 to 8/15/21, par and fair value of $86,331,000 and $96,391,040, respectively)	94,500	94,500,000
Goldman Sachs & Co. Inc., 0.08%, 1/6/11 (Purchased on 12/31/10 to be repurchased at $130,001,733, collateralized by U.S. Treasury obligations, 0.00% to 8.13%, 3/31/11 to 8/15/21, par and fair value of $115,524,000 and $132,600,095, respectively)	130,000	130,000,000
HSBC Securities (USA) Inc., 0.20%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $264,004,400, collateralized by U.S. Treasury obligations, 2.38% to 4.88%, 7/31/11 to 2/15/38, par and fair value of $262,523,000 and $269,284,844, respectively)	264,000	264,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities Inc., 0.18%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $221,728,326, collateralized by U.S. Treasury obligations, 4.75%, 5/15/14, par and fair value of $201,705,000 and $226,164,936, respectively)	$221,725	$221,725,000
Morgan Stanley & Co. Inc., 0.15%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $446,005,575, collateralized by U.S. Treasury obligations, 1.00% to 8.75%, 2/28/11 to 5/15/30, par and fair value of $413,583,600 and $454,920,044, respectively)	446,000	446,000,000
RBS Securities Inc., 0.18%, 1/3/11 (Purchased on 12/31/10 to be repurchased at $185,002,775, collateralized by U.S. Treasury obligations, 3.88% to 4.25%, 11/15/17 to 11/15/40, par and fair value of $200,507,300 and $188,700,183, respectively)	185,000	185,000,000

Total Repurchase Agreements – 75.1%		1,652,225,000

Total Investments (Cost – $2,200,225,825*) – 100.0%		2,200,225,825
Other Assets in Excess of Liabilities – 0.0%		407,936

Net Assets – 100.0%		$2,200,633,761

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	–	$2,200,225,825	–	$2,200,225,825

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	43

Statements of Assets and Liabilities	Master Investment Portfolio

December 31, 2010	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
Assets
Investments at value – unaffiliated[1]	–	$16,762,892,438	$8,164,199,005	$548,000,825
Repurchase agreements – unaffiliated[2]	$26,488,000	3,239,000,000	1,904,000,000	1,652,225,000
Cash	917	317,883	167,145	175
Interest receivable	161	6,596,127	3,293,107	546,611

Total assets	26,489,078	20,008,806,448	10,071,659,257	2,200,772,611

Liabilities
Investment advisory fees payable	2,471	1,228,309	583,487	122,816
Professional fees payable	12,708	12,298	12,298	12,298
Trustees’ fees payable	277	9,196	6,326	3,736

Total liabilities	15,456	1,249,803	602,111	138,850

Net Assets	$26,473,622	$20,007,556,645	$10,071,057,146	$2,200,633,761

Net Assets Consist of
Investors’ capital	$26,473,622	$20,007,556,645	$10,071,057,146	$2,200,633,761

[1] Investments at cost – unaffiliated	–	$16,762,892,438	$8,164,199,005	$548,000,825

[2] Repurchase agreements at cost – unaffiliated	$26,488,000	$3,239,000,000	$1,904,000,000	$1,652,225,000

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Operations	Master Investment Portfolio

Year Ended December 31, 2010	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
Investment Income
Income	$249,387	$62,443,871	$36,267,784	$8,419,017

Expenses
Investment advisory	181,083	18,895,597	11,464,903	4,486,432
Professional	14,722	75,426	52,224	25,561
Independent Trustees	7,511	188,477	126,587	56,960

Total expenses	203,316	19,159,500	11,643,714	4,568,953
Less fees waived by advisor	(158,726)	(5,932,582)	(3,618,282)	(2,009,972)

Total expenses after fees waived	44,590	13,226,918	8,025,432	2,558,981

Net investment income	204,797	49,216,953	28,242,352	5,860,036

Realized Gain
Net realized gain from investments	2,954	1,613,682	1,499,723	352,179

Net Increase in Net Assets Resulting from Operations	$207,751	$50,830,635	$29,742,075	$6,212,215

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	45

Statements of Changes in Net Assets	Master Investment Portfolio

	Government Money Market Master Portfolio		Money Market Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$204,797	$1,000,195	$49,216,953	$117,041,788
Net realized gain	2,954	–	1,613,682	780,894

Net increase in net assets resulting from operations	207,751	1,000,195	50,830,635	117,822,682

Capital Transactions
Proceeds from contributions	1,493,830,921	4,168,505,861	62,142,807,899	130,222,744,339
Value of withdrawals	(2,124,008,682)	(5,230,998,486)	(63,320,829,417)	(131,694,780,219)

Net decrease in net assets derived from capital transactions	(630,177,761)	(1,062,492,625)	(1,178,021,518)	(1,472,035,880)

Net Assets
Total decrease in net assets	(629,970,010)	(1,061,492,430)	(1,127,190,883)	(1,354,213,198)
Beginning of year	656,443,632	1,717,936,062	21,134,747,528	22,488,960,726

End of year	$26,473,622	$656,443,632	$20,007,556,645	$21,134,747,528

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$28,242,352	$62,540,020	$5,860,036	$3,020,077
Net realized gain	1,499,723	999,413	352,179	27,986

Net increase in net assets resulting from operations	29,742,075	63,539,433	6,212,215	3,048,063

Capital Transactions
Proceeds from contributions	42,435,553,226	93,330,492,363	24,950,734,675	17,947,463,410
Value of withdrawals	(44,602,753,943)	(97,756,251,132)	(27,045,251,038)	(15,312,377,233)

Net increase (decrease) in net assets derived from capital transactions	(2,167,200,717)	(4,425,758,769)	(2,094,516,363)	2,635,086,177

Net Assets
Total increase (decrease) in net assets	(2,137,458,642)	(4,362,219,336)	(2,088,304,148)	2,638,134,240
Beginning of year	12,208,515,788	16,570,735,124	4,288,937,909	1,650,803,669

End of year	$10,071,057,146	$12,208,515,788	$2,200,633,761	$4,288,937,909

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights	Master Investment Portfolio

	Government Money Market Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.13%	0.12%	1.99%	5.20%	5.08%

Ratios to Average Net Assets
Total expenses	0.11%	0.10%	0.10%	0.12%	0.11%

Total expenses after fees waived	0.02%	0.05%	0.05%	0.07%	0.08%

Net investment income	0.11%	0.12%	0.59%	4.93%	4.90%

Supplemental Data
Net assets, end of year (000)	$26,474	$656,444	$1,717,936	$107,835	$167,285

	Money Market Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.27%	0.48%	2.90%[1]	5.40%	5.13%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.07%	0.08%

Net investment income	0.26%	0.48%	2.88%	5.23%	4.99%

Supplemental Data
Net assets, end of year (000)	$20,007,557	$21,134,748	$22,488,961	$31,492,404	$6,924,965

[1]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	47

Financial Highlights (concluded)	Master Investment Portfolio

	Prime Money Market Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.25%	0.37%	2.88%[1]	5.37%	5.11%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.06%	0.07%	0.08%

Net investment income	0.25%	0.41%	2.77%	5.23%	4.95%

Supplemental Data
Net assets, end of year (000)	$10,071,057	$12,208,516	$16,570,735	$11,022,281	$8,273,083

[1]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.87%.

	Treasury Money Market Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.13%	0.11%	1.64%	4.98%	5.04%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.12%	0.13%

Total expenses after fees waived	0.06%	0.05%	0.02%	0.01%	0.00%

Net investment income	0.13%	0.10%	0.48%	4.81%	5.03%

Supplemental Data
Net assets, end of year (000)	$2,200,634	$4,288,938	$1,650,804	$203,422	$185,484

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each a “Master Portfolio” and together, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security. Each Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Master Portfolios may invest in repurchase agreements. In a repurchase agreement, a Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counter-party defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted on a trade basis. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio are each classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolios’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Government Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several Master Portfolios are pro-rated among those Master Portfolios on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Fund Advisors (“BFA” or the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the

BLACKROCK FUNDS III	DECEMBER 31, 2010	49

Notes to Financial Statements (concluded)	Master Investment Portfolio

operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. The Manager has contractually agreed to waive 0.03% of its advisory fees through April 30, 2012. After giving effect to such contractual agreement, the advisory fee of 0.10% will be waived to 0.07%. The Manager has also voluntarily agreed to waive investment advisory fees to enable the Master Portfolios to maintain a minimum daily net investment income dividend. The Manager may discontinue the voluntary waiver at any time. For the year ended December 31, 2010, the amounts included in fees waived by advisor in the Statements of Operations are as follows:

Government Money Market Master Portfolio	$136,729
Money Market Master Portfolio	$5,668,679
Prime Money Market Master Portfolio	$3,439,471
Treasury Money Market Master Portfolio	$1,927,451

The fees and expenses of the trustees of MIP who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. The Manager has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to the Manager by waiving the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses, through April 30, 2012. The amounts waived are included in fees waived by advisor in the Statements of Operations. For the year ended December 31, 2010, such waiver amounts are as follows:

Government Money Market Master Portfolio	$21,997
Money Market Master Portfolio	$263,903
Prime Money Market Master Portfolio	$178,811
Treasury Money Market Master Portfolio	$82,521

MIP entered into an administration services arrangement with Black-Rock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolios. BTC has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC may delegate certain of its administration duties to sub-administrators.

BTC has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those conterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Certain affiliates indirectly invest in the Master Portfolios through the SL Agency Shares of BlackRock Cash Funds. As of December 31, 2010, these affiliated investors represent a significant portion of the net assets of Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

50	BLACKROCK FUNDS III	DECEMBER 31, 2010

Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management.

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

BLACKROCK FUNDS III	DECEMBER 31, 2010	51

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock– Advised Registered Investment Companies (‘RICs‘) Consisting of Investment Portfolios (‘Portfolios‘) Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2009	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006	36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2009	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006	36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2009	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2009	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005	36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2009	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

52	BLACKROCK FUNDS III	DECEMBER 31, 2010

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock– Advised Registered Investment Companies (‘RICs‘) Consisting of Investment Portfolios (‘Portfolios‘) Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007	36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2009	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008	36 RICs consisting of 95 Portfolios	None

[1]         Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]         In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, the Trustees were elected to the Trust’s/MIP’s Board. As a result, although the chart shows the Trustees as joining the Trust’s/MIP’s Board in 2009, each Independent Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005	169 RICs consisting of 290 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006	169 RICs consisting of 290 Portfolios	None

[3]         Mr. Davis is an “interested person”, as defined in the 1940 Act, of the Trust/MIP based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust/MIP based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK FUNDS III	DECEMBER 31, 2010	53

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Trust/MIP Officers[4]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2009	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2009	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2009	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005

Ira Shapiro[5] 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and principal thereof from 2004 to 2008

[4]	Officers of the Trust/MIP serve at the pleasure of the Board.
[5]	Ira P. Shapiro served as Vice President and Chief Legal Officer of the Trust/MIP from 2007 to 2009.

Further information about the Trust/MIP Officers and Trustees is available in the Trust/MIP Statement of Additional Information, which can be obtained without charge by calling (877) 244-1544.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of the Trust.

Effective November 16, 2010, Ira Shapiro became Secretary of the Trust.

54	BLACKROCK FUNDS III	DECEMBER 31, 2010

Officers and Trustees (concluded)

Investment Advisor	Custodian	Transfer Agent	Accounting Agent	Distributor
BlackRock Fund Advisors San Francisco, CA 94105	State Street Bank and Trust Company Boston, MA 02101	State Street Bank and Trust Company Boston, MA 02101	State Street Bank and Trust Company Boston, MA 02101	SEI Investments Distribution Co. Oaks, PA 19456

		Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP New York, NY 10017	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Funds c/o the Distributor One Freedom Valley Drive Oaks, PA 19456

BLACKROCK FUNDS III	DECEMBER 31, 2010	55

Additional Information

General Information

Availability of Quarterly Portfolio Schedule

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) SEC-0330. Each Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (877) 244-1544.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (877) 244-1544; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (877) 244-1544 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (877) 244-1544 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

56	BLACKROCK FUNDS III	DECEMBER 31, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	DECEMBER 31, 2010	57

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

# MMF4-12/10

LifePath® Portfolios OF BLACKROCK FUNDS III

ANNUAL REPORT December 31, 2010

LifePath® 2025 Portfolio

LifePath® 2035 Portfolio

LifePath® 2045 Portfolio

LifePath® 2055 Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

1

Dear Shareholder:

Economic data fluctuated widely throughout 2010 as the global economy continued to emerge from the “Great Recession.” As the year drew to a close, it became clear that cyclical stimulus had beat out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement.

Debt and deflationary risks remained present throughout 2010, causing central banks worldwide to respond with unprecedented actions, most notably a second round of quantitative easing (informally known as “QE2”) from the US Federal Reserve Board (the “Fed”). Inflation remained a non-issue in the developed world, but continued to rear its ugly head in some emerging economies, most evidently in China. Global and US gross domestic product (“GDP”) growth both continued in a positive direction but remained subpar compared to most historical economic recoveries. In the United States, the corporate sector has been an important area of strength and consumer spending has shown improvement, although weakness in the housing and labor markets continues to burden the economy.

Stocks moved higher in the early months of 2010 on the continuation of the 2009 asset recovery story. The mid-year months saw a double-digit percentage correction on the back of the Greek sovereign debt crisis and a stalling in jobs growth, leading to fears of a double-dip recession. After touching a late summer low, equity markets rallied through year end as these concerns receded. The announcement of QE2 and extension of the Bush-era tax cuts further boosted equities as the year came to a close. Although the course was uneven and high volatility remained a constant for stocks, equity markets globally ended the year strong. Emerging markets outpaced the developed world in terms of economic growth and posted respectable gains for the year despite sovereign debt problems and heightening inflationary pressures. US stocks recorded double-digit percentage gains for the second consecutive year. Small cap stocks outperformed large caps as investors began to move into higher-risk assets.

In fixed income markets, yields trended lower over most of the year as investors continued to favor safer assets. That trend reversed abruptly in the fourth quarter when market fears abated and investors began seeking higher-risk assets, driving yields sharply upward through year end. However, yields were lower overall for the year and fixed income markets finished 2010 in positive territory. Although fixed income securities generally underperformed equities, high yield bonds only marginally trailed large cap stocks. Conversely, the tax-exempt municipal market was dealt an additional blow as it became apparent that an extension of the Build America Bond program was unlikely. In addition, the fourth quarter brought an increase in negative headlines regarding fiscal challenges faced by state and local governments, sparking additional volatility in the municipal market.

2

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the year as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total returns as of December 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	23.27%	15.06%
US small cap equities (Russell 2000 Index)	29.38	26.85
International equities (MSCI Europe, Australasia, Far East Index)	24.18	7.75
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.13
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.33)	7.90
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.15	6.54
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(0.90)	2.38
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped index)	10.04	14.94

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC

3

Portfolio Summary as of December 31, 2010	LifePath Portfolios

PORTFOLIO MANAGEMENT COMMENTARY

How did each Portfolio perform?

•

Since their inception on June 30, 2010, through December 31, 2010, all share classes of the LifePath Portfolios with target dates 2025, 2035, 2045 and 2055 (the “LifePath Portfolios”), through their investment in their respective LifePath Master Portfolio, marginally outperformed their respective custom benchmarks.

What factors influenced performance?

•

In the second half of the year, equity markets staged a broad rebound and outperformed fixed income markets. While all of the LifePath Portfolios benefited from the rally, the longer dated funds (e.g., LifePath 2055) derived a greater benefit due to their larger exposure to equities than the shorter dated funds (e.g., LifePath 2025), which are allocated more heavily toward fixed income investments.

•

The LifePath Portfolios invest a portion of their assets in the CoreAlpha Bond Master Portfolio, which outperformed its benchmark, the Barclays Capital US Aggregate Bond Index, for the period from the inception of the LifePath Portfolios through December 31, 2010.

•

The LifePath Portfolios also invest in the Active Stock Master Portfolio, which underperformed its benchmark, the S&P 500 Index, for the period. Over the course of 2010, markets were driven more by the influence of broad macroeconomic themes on investor sentiment than by company fundamentals. Consequently, the Active Stock Master Portfolio’s quantitative model for security selection, which is based on factors such as relative value, earnings quality and measures of sentiment, failed to add value in this environment.

•	The remaining exposures within the LifePath Portfolios are implemented through various iShares exchange-traded funds, which generally performed in line with their respective indexes.

Describe recent portfolio activity.

•

Each LifePath Portfolio has its own time horizon, which affects the acceptable risk level of the LifePath Portfolio and, in turn, its asset allocation. As such, the asset allocation of each LifePath Portfolio was updated systematically during the reporting period, as investors’ time horizons decreased and the LifePath Portfolios were rebalanced accordingly.

4

Describe portfolio positioning at period end.

•

The LifePath Portfolios are largely managed in line with their respective strategic asset allocation benchmarks. As such, any over/underweights in the individual LifePath Portfolios relative to their respective benchmarks are typically small and not material to performance.

The views experessed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the LifePath Portfolios” are to the feeder funds or the Master Portfolios, as the context requires.

5

LifePath® 2025 Portfolio

Total Return Based on a $10,000 Investment

[1]

The Portfolio compares its performance to that of a customized weighted index (the ‘LifePath 2025 Custom Benchmark’), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	FTSE EPRA/NAREIT Developed Real Estate Index	MSCI All Country World (“ACWI”) ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/10 to 12/31/10	28.5%	4.4%	4.9%	18.8%	5.9%	34.9%	2.6%

See “About Portfolio Performance” on page 14 for descriptions of the indexes.

6

Performance Summary for the Period Ended December 31, 2010

	Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	17.40%	17.40%[1]	—
Investor A	17.26%	17.26%[1]	11.10%[1]
Investor C	16.84%	16.84%[1]	15.84%[1]
Class K	17.60%	17.60%[1]	—
Class R	17.12%	17.12%[1]	—
Citigroup 3-Month
Treasury Bill Index	0.08%	—	—
Barclays Capital US
Aggregate Bond Index	1.15%	—	—
LifePath 2025 Custom
Benchmark	16.79%	—	—
S&P 1500 Index	23.85%	—	—
MSCI All Country World
(“ACWI”) ex US IMI Index	25.84%	—	—

[1]	Total return is calculated from an inception date of June 30, 2010.

Past performance is not indicative of future results.

7

LifePath® 2035 Portfolio

Total Return Based on a $10,000 Investment

[1]

The Portfolio compares its performance to that of a customized weighted index (the "LifePath 2035 Custom Benchmark"), comprised of the indexes indicated below, and reflecting the investment advisor's changes of the benchmarks' weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio's asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	FTSE EPRA/NAREIT Developed Real Estate Index	MSCI All Country World (“ACWI”) ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/10 to 12/31/10	16.6%	2.2%	6.8%	22.7%	6.4%	42.5%	2.8%

See “About Portfolio Performance” on page 14 for descriptions of the indexes.

8

Performance Summary for the Period Ended December 31, 2010

		Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	20.96%	20.96%[1]	—
Investor A	20.74%	20.74%[1]	14.40%[1]
Investor C	20.30%	20.30%[1]	19.30%[1]
Class K	21.16%	21.16%[1]	—
Class R	20.67%	20.67%[1]	—
Citigroup 3-Month Treasury Bill Index	0.08%	—	—
Barclays Capital US Aggregate Bond Index	1.15%	—	—
LifePath 2035 Custom Benchmark	20.16%	—	—
S&P 1500 Index	23.85%	—	—
MSCI All Country World (“ACWI”) ex US IMI Index	25.84%	—	—

[1]	Total return is calculated from an inception date of June 30, 2010.

Past performance is not indicative of future results.

9

LifePath® 2045 Portfolio

Total Return Based on a $10,000 Investment

[1]

The Portfolio compares its performance to that of a customized weighted index (the “LifePath 2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	FTSE EPRA/NAREIT Developed Real Estate Index	MSCI All Country World (“ACWI”) ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/10 to 12/31/10	6.8%	8.5%	25.9%	6.8%	49.0%	3.0%

See “About Portfolio Performance” on page 14 for descriptions of the indexes.

10

Performance Summary for the Period Ended December 31, 2010

		Since Inception
	6-Month Total Returns	w/o sales charge	w/ sales charge
Institutional	24.01%	24.01%[1]	—
Investor A	23.86%	23.86%[1]	17.36%[1]
Investor C	23.33%	23.33%[1]	22.33%[1]
Class K	24.22%	24.22%[1]	—
Class R	23.68%	23.68%[1]	—
Citigroup 3-Month Treasury Bill Index	0.08%	—	—
Barclays Capital US Aggregate Bond Index	1.15%	—	—
LifePath 2045 Custom Benchmark	23.05%	—	—
S&P 1500 Index	23.85%	—	—
MSCI All Country World (“ACWI”) ex US IMI Index	25.84%	—	—

[1]	Total return is calculated from an inception date of June 30, 2010.

Past performance is not indicative of future results.

11

LifePath® 2055 Portfolio

Total Return Based on a $10,000 Investment

[1]

The Portfolio compares its performance to that of a customized weighted index (the “LifePath 2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor's changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	FTSE EPRA/NAREIT Developed Real Estate Index	MSCI All Country World (“ACWI”) ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/10 to 12/31/10	1.0%	9.0%	28.2%	8.1%	50.1%	3.6%

See “About Portfolio Performance” on page 14 for descriptions of the indexes.

12

Performance Summary for the Period Ended December 31, 2010

		Since Inception
	6-Month Total Returns	w/o sales charge	w/ sales charge
Institutional	25.58%	25.58%[1]	—
Investor A	25.50%	25.50%[1]	18.92%[1]
Investor C	24.98%	24.98%[1]	23.98%[1]
Class K	25.84%	25.84%[1]	—
Class R	25.33%	25.33%[1]	—
Citigroup 3-Month Treasury Bill Index	0.08%	—	—
Barclays Capital US Aggregate Bond Index	1.15%	—	—
LifePath 2055 Custom Benchmark	24.58%	—	—
S&P 1500 Index	23.85%	—	—
MSCI All Country World (“ACWI”) ex US IMI Index	25.84%	—	—

[1]	Total return is calculated from an inception date of June 30, 2010.

Past performance is not indicative of future results.

13

About Portfolio Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25%. Investor A Shares are subject to a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares are not subject to any sales charge (front-end load) or deferred sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The LifePath Portfolios’ administrator waived a portion of each LifePath Portfolio’s expenses. Without such waiver, each LifePath Portfolio’s performance would have been lower. Dividends paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The S&P 1500 Index is a market weighted index comprised of the S&P 500, S&P MidCap 400 and S&P SmallCap 600 Indexes, which together represent approximately 90% of the total US equity market. The Barclays Capital US Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agencies with at least one year to maturity. The MSCI ACWI ex US IMI Index is a free float-adjusted market capitalization-weighted index that measures the equity market performance of the developed (excluding the US) and emerging investable market universe. The Citigroup 3-Month Treasury Bill Index is a market value weighted index of public obligations of the US Treasury with maturities of three months.

14

The LifePath custom benchmarks are hypothetical representations of the performance of the respective LifePath Portfolio’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Portfolios’ custom benchmarks are adjusted quarterly to reflect the LifePath Portfolios’ changing asset allocations over time. As of December 31, 2010, the following indexes are used to calculate the LifePath Portfolios’ custom benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, Barclays Capital US Aggregate Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital US Treasury TIPS Index, MSCI ACWI ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

15

Disclosure of Expenses

Shareholders of each LifePath Portfolio may incur operating expenses, including advisory fees, distribution or 12b-1 fees, and other portfolio expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on July 1, 2010 and held through December 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each LifePath Porfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath® 2025 Portfolio
Institutional	$1,000.00	$1,174.00	$4.00	$1,000.00	$1,021.50	$3.72	0.73%
Investor A	$1,000.00	$1,172.60	$5.37	$1,000.00	$1,020.30	$4.99	0.98%
Investor C	$1,000.00	$1,168.40	$9.40	$1,000.00	$1,016.50	$8.74	1.72%
Class K	$1,000.00	$1,176.00	$2.08	$1,000.00	$1,023.30	$1.94	0.38%
Class R	$1,000.00	$1,171.20	$6.73	$1,000.00	$1,019.00	$6.26	1.23%
LifePath® 2035 Portfolio
Institutional	$1,000.00	$1,209.60	$3.95	$1,000.00	$1,021.60	$3.62	0.71%
Investor A	$1,000.00	$1,207.40	$5.34	$1,000.00	$1,020.40	$4.89	0.96%
Investor C	$1,000.00	$1,203.00	$9.44	$1,000.00	$1,016.60	$8.64	1.70%
Class K	$1,000.00	$1,211.60	$2.01	$1,000.00	$1,023.40	$1.84	0.36%
Class R	$1,000.00	$1,206.70	$6.79	$1,000.00	$1,019.10	$6.21	1.22%

16

LifePath® 2045 Portfolio
Institutional	$1,000.00	$1,240.10	$3.84	$1,000.00	$1,021.80	$3.47	0.68%
Investor A	$1,000.00	$1,238.60	$5.25	$1,000.00	$1,020.50	$4.74	0.93%
Investor C	$1,000.00	$1,233.30	$9.51	$1,000.00	$1,016.70	$8.59	1.69%
Class K	$1,000.00	$1,242.20	$1.87	$1,000.00	$1,023.50	$1.68	0.33%
Class R	$1,000.00	$1,236.80	$6.71	$1,000.00	$1,019.20	$6.06	1.19%
LifePath® 2055 Portfolio
Institutional	$1,000.00	$1,255.80	$3.75	$1,000.00	$1,021.90	$3.36	0.66%
Investor A	$1,000.00	$1,255.00	$5.17	$1,000.00	$1,020.60	$4.63	0.91%
Investor C	$1,000.00	$1,249.80	$9.47	$1,000.00	$1,016.80	$8.49	1.67%
Class K	$1,000.00	$1,258.40	$1.76	$1,000.00	$1,023.60	$1.58	0.31%
Class R	$1,000.00	$1,253.30	$6.59	$1,000.00	$1,019.40	$5.90	1.16%

[1]

For each class of the LifePath Portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the LifePath Portfolio invests significantly in a Master Portfolio, the expense table example reflects the net expenses of both the LifePath Portfolio and the Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

17

Statements of Assets and Liabilities	BlackRock Funds III

December 31, 2010	LifePath 2025 Portfolio		LifePath 2035 Portfolio	LifePath 2045 Portfolio	LifePath 2055 Portfolio
Assets
Investments at value – from the applicable Master Portfolio	$122,774		$137,201	$129,390	$131,004

Total assets	122,774		137,201	129,390	131,004

Liabilities
Income dividends payable	730		760	829	854
Administration fees payable	42		45	45	45
Capital gain distributions payable	4,223		4,775	6,018	6,141
Service and distribution fees payable	35		36	36	36
Professional fees payable	5,481		5,481	5,481	5,481

Total liabilities	10,511		11,097	12,409	12,557

Net Assets	$112,263		$126,104	$116,981	$118,447

Net Assets Consist of
Paid-in capital	$100,185		$111,168	$100,051	$100,010
Undistributed (distributions in excess of) net investment income	6		(6)	(6)	3
Accumulated net realized loss	(4,019)		(4,803)	(5,307)	(5,269)
Net unrealized appreciation/depreciation	16,091		19,745	22,243	23,703

Net Assets	$112,263		$126,104	$116,981	$118,447

Net Asset Value
Institutional:
Net assets	$22,469		$23,067	$23,414	$23,708

Shares outstanding, unlimited number of shares authorized, no par value	2,005		2,003	2,001	2,000

Net asset value	$11.21		$11.52	$11.70	$11.85

Investor A:
Net assets	$22,454		$27,086	$23,399	$23,691

Shares outstanding, unlimited number of shares authorized, no par value	2,004		2,352	2,000	2,000

Net asset value	$11.21	[1]	$11.51	$11.70	$11.85

Maximum offering price per share (100/94.75 of net asset value)	$11.83		$12.15	$12.35	$12.51

See Notes to Financial Statements.

18

Investor C:
Net assets	$22,411	$29,824	$23,349	$23,642

Shares outstanding, unlimited number of shares authorized, no par value	2,000	2,595	2,000	2,000

Net asset value	$11.21	$11.49	$11.67	$11.82

Class K:
Net assets	$22,489	$23,089	$23,436	$23,731

Shares outstanding, unlimited number of shares authorized, no par value	2,006	2,004	2,003	2,001

Net asset value	$11.21	$11.52	$11.70	$11.86

Class R:
Net assets	$22,440	$23,038	$23,383	$23,675

Shares outstanding, unlimited number of shares authorized, no par value	2,002	2,000	2,000	2,000

Net asset value	$11.21	$11.52	$11.69	$11.84

[1]	The net asset value is calculated based on net assets of $22,454.18 and shares outstanding of 2,003.519.

See Notes to Financial Statements.

19

Statements of Operations	BlackRock Funds III

Period Ended December 31, 2010	LifePath 2025 Portfolio[1]	LifePath 2035 Portfolio[1]	LifePath 2045 Portfolio[1]	LifePath 2055 Portfolio[1]
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Dividends	$920	$1,142	$1,265	$1,353
Interest	550	341	153	46
Income – affiliated	2	2	2	3
Expenses[2]	(124)	(118)	(104)	(93)

Total income	1,348	1,367	1,316	1,309

Expenses
Administration	237	246	244	246
Service – Investor A	28	30	29	29
Service and distribution – Investor C	111	113	114	115
Service and distribution – Class R	56	56	57	57
Professional	5,481	5,481	5,481	5,481

Total expenses	5,913	5,926	5,925	5,928
Less fees waived by administrator	(5,481)	(5,481)	(5,481)	(5,481)

Total expenses after fees waived	432	445	444	447

Net investment income	916	922	872	862

Realized and Unrealized Gain Allocated from the Master Portfolios
Net realized gain from investments, financial futures contracts and swaps	210	405	712	878
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and swaps	16,091	19,745	22,243	23,703

Total realized and unrealized gain	16,301	20,150	22,955	24,581

Net Increase in Net Assets Resulting from Operations	$17,217	$21,072	$23,827	$25,443

[1]	For the period from June 30, 2010 (commencement of operations) to December 31, 2010.
[2]	Net of fees waived of $7,595, $7,603, $7,606 and $7,606, respectively.

See Notes to Financial Statements.

20

Statements of Changes in Net Assets	BlackRock Funds III

	LifePath 2025 Portfolio	LifePath 2035 Portfolio
Increase (Decrease) in Net Assets:	Period June 30, 2010[1] to December 31, 2010	Period June 30, 2010[1] to December 31, 2010
Operations
Net investment income	$916	$922
Net realized gain	210	405
Net change in unrealized appreciation/depreciation	16,091	19,745

Net increase in net assets resulting from operations	17,217	21,072

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(214)	(196)
Investor A	(186)	(200)
Investor C	(105)	(161)
Class K	(253)	(235)
Class R	(159)	(139)
Net realized gain:
Institutional	(845)	(955)
Investor A	(845)	(1,115)
Investor C	(843)	(1,225)
Class K	(846)	(956)
Class R	(844)	(954)

Decrease in net assets resulting from dividends and distributions to shareholders	(5,140)	(6,136)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	100,186	111,168

Net Assets
Total increase in net assets	112,263	126,104
Beginning of period	–	–

End of period	$112,263	$126,104

Undistributed (distributions in excess of) net investment income	$6	$(6)

[1]	Commencement of operations.

See Notes to Financial Statements.

21

Statements of Changes in Net Assets (concluded)	BlackRock Funds III

	LifePath 2045 Portfolio	LifePath 2055 Portfolio
Increase (Decrease) in Net Assets:	Period June 30, 2010[1] to December 31, 2010	Period June 30, 2010[1] to December 31, 2010
Operations
Net investment income	$872	$862
Net realized gain	712	878
Net change in unrealized appreciation/depreciation	22,243	23,703

Net increase in net assets resulting from operations	23,827	25,443

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(197)	(188)
Investor A	(169)	(173)
Investor C	(123)	(128)
Class K	(237)	(218)
Class R	(153)	(158)
Net realized gain:
Institutional	(1,204)	(1,228)
Investor A	(1,203)	(1,228)
Investor C	(1,203)	(1,228)
Class K	(1,205)	(1,229)
Class R	(1,203)	(1,228)

Decrease in net assets resulting from dividends and distributions to shareholders	(6,897)	(7,006)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	100,051	100,010

Net Assets
Total increase in net assets	116,981	118,447
Beginning of period	–	–

End of period	$116,981	$118,447

Undistributed (distributions in excess of) net investment income	$(6)	$3

[1]	Commencement of operations.

See Notes to Financial Statements.

22

Financial Highlights	LifePath 2025 Portfolio

Institutional
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.11
Net realized and unrealized gain	1.63

Net increase from investment operations	1.74

Dividends and distributions from:
Net investment income	(0.11)
Net realized gain	(0.42)

Total dividends and distributions	(0.53)

Net asset value, end of period	$11.21

Total Investment Return[3,4]
Based on net asset value	17.40%

Ratios to Average Net Assets[5,6]
Total expenses	24.41%

Total expenses after fees waived	0.73%

Net investment income	1.93%

Supplemental Data
Net assets, end of period (000)	$22

Portfolio turnover of the Master Portfolio	2%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

23

Financial Highlights (continued)	LifePath 2025 Portfolio

Investor A
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.09
Net realized and unrealized gain	1.63

Net increase from investment operations	1.72

Dividends and distributions from:
Net investment income	(0.09)
Net realized gain	(0.42)

Total dividends and distributions	(0.51)

Net asset value, end of period	$11.21

Total Investment Return[3,4]
Based on net asset value	17.26%

Ratios to Average Net Assets[5,6]
Total expenses	24.68%

Total expenses after fees waived	0.98%

Net investment income	1.67%

Supplemental Data
Net assets, end of period (000)	$22

Portfolio turnover of the Master Portfolio	2%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

24

Financial Highlights (continued)	LifePath 2025 Portfolio

Investor C
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.05
Net realized and unrealized gain	1.63

Net increase from investment operations	1.68

Dividends and distributions from:
Net investment income	(0.05)
Net realized gain	(0.42)

Total dividends and distributions	(0.47)

Net asset value, end of period	$11.21

Total Investment Return[3,4]
Based on net asset value	16.84%

Ratios to Average Net Assets[5,6]
Total expenses	25.46%

Total expenses after fees waived	1.72%

Net investment income	0.95%

Supplemental Data
Net assets, end of period (000)	$22

Portfolio turnover of the Master Portfolio	2%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

25

Financial Highlights (continued)	LifePath 2025 Portfolio

Class K
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.13
Net realized and unrealized gain	1.63

Net increase from investment operations	1.76

Dividends and distributions from:
Net investment income	(0.13)
Net realized gain	(0.42)

Total dividends and distributions	(0.55)

Net asset value, end of period	$11.21

Total Investment Return[3,4]
Based on net asset value	17.60%

Ratios to Average Net Assets[5,6]
Total expenses	24.05%

Total expenses after fees waived	0.38%

Net investment income	2.29%

Supplemental Data
Net assets, end of period (000)	$22

Portfolio turnover of the Master Portfolio	2%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

26

Financial Highlights (concluded)	LifePath 2025 Portfolio

Class R
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.08
Net realized and unrealized gain	1.63

Net increase from investment operations	1.71

Dividends and distributions from:
Net investment income	(0.08)
Net realized gain	(0.42)

Total dividends and distributions	(0.50)

Net asset value, end of period	$11.21

Total Investment Return[3,4]
Based on net asset value	17.12%

Ratios to Average Net Assets[5,6]
Total expenses	24.94%

Total expenses after fees waived	1.23%

Net investment income	1.43%

Supplemental Data
Net assets, end of period (000)	$22

Portfolio turnover of the Master Portfolio	2%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

27

Financial Highlights	LifePath 2025 Portfolio

Institutional
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.11
Net realized and unrealized gain	1.99

Net increase from investment operations	2.10

Dividends and distributions from:
Net investment income	(0.10)
Net realized gain	(0.48)

Total dividends and distributions	(0.58)

Net asset value, end of period	$11.52

Total Investment Return[3,4]
Based on net asset value	20.96%

Ratios to Average Net Assets[5,6]
Total expenses	24.07%

Total expenses after fees waived	0.71%

Net investment income	1.88%

Supplemental Data
Net assets, end of period (000)	$23

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

28

Financial Highlights (continued)	LifePath 2035 Portfolio

Investor A
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.10
Net realized and unrealized gain	1.98

Net increase from investment operations	2.08

Dividends and distributions from:
Net investment income	(0.09)
Net realized gain	(0.48)

Total dividends and distributions	(0.57)

Net asset value, end of period	$11.51

Total Investment Return[3,4]
Based on net asset value	20.74%

Ratios to Average Net Assets[5,6]
Total expenses	22.59%

Total expenses after fees waived	0.96%

Net investment income	1.71%

Supplemental Data
Net assets, end of period (000)	$27

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

29

Financial Highlights (continued)	LifePath 2035 Portfolio

Investor C
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.05
Net realized and unrealized gain	1.98

Net increase from investment operations	2.03

Dividends and distributions from:
Net investment income	(0.06)
Net realized gain	(0.48)

Total dividends and distributions	(0.54)

Net asset value, end of period	$11.49

Total Investment Return[3,4]
Based on net asset value	20.30%

Ratios to Average Net Assets[5,6]
Total expenses	25.11%

Total expenses after fees waived	1.70%

Net investment income	0.89%

Supplemental Data
Net assets, end of period (000)	$30

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

30

Financial Highlights (continued)	LifePath 2035 Portfolio

Class K
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.13
Net realized and unrealized gain	1.99

Net increase from investment operations	2.12

Dividends and distributions from:
Net investment income	(0.12)
Net realized gain	(0.48)

Total dividends and distributions	(0.60)

Net asset value, end of period	$11.52

Total Investment Return[3,4]
Based on net asset value	21.16%

Ratios to Average Net Assets[5,6]
Total expenses	23.70%

Total expenses after fees waived	0.36%

Net investment income	2.23%

Supplemental Data
Net assets, end of period (000)	$23

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

31

Financial Highlights (concluded)	LifePath 2035 Portfolio

Class R
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.08
Net realized and unrealized gain	1.99

Net increase from investment operations	2.07

Dividends and distributions from:
Net investment income	(0.07)
Net realized gain	(0.48)

Total dividends and distributions	(0.55)

Net asset value, end of period	$11.52

Total Investment Return[3,4]
Based on net asset value	20.67%

Ratios to Average Net Assets[5,6]
Total expenses	24.60%

Total expenses after fees waived	1.22%

Net investment income	1.39%

Supplemental Data
Net assets, end of period (000)	$23

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

32

Financial Highlights	LifePath 2045 Portfolio

Institutional
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.10
Net realized and unrealized gain	2.30

Net increase from investment operations	2.40

Dividends and distributions from:
Net investment income	(0.10)
Net realized gain	(0.60)

Total dividends and distributions	(0.70)

Net asset value, end of period	$11.70

Total Investment Return[3,4]
Based on net asset value	24.01%

Ratios to Average Net Assets[5,6]
Total expenses	23.73%

Total expenses after fees waived	0.68%

Net investment income	1.81%

Supplemental Data
Net assets, end of period (000)	$23

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

33

Financial Highlights (continued)	LifePath 2045 Portfolio

Investor A
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.09
Net realized and unrealized gain	2.29

Net increase from investment operations	2.38

Dividends and distributions from:
Net investment income	(0.08)
Net realized gain	(0.60)

Total dividends and distributions	(0.68)

Net asset value, end of period	$11.70

Total Investment Return[3,4]
Based on net asset value	23.86%

Ratios to Average Net Assets[5,6]
Total expenses	24.00%

Total expenses after fees waived	0.93%

Net investment income	1.56%

Supplemental Data
Net assets, end of period (000)	$23

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

34

Financial Highlights (continued)	LifePath 2045 Portfolio

Investor C
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.05
Net realized and unrealized gain	2.28

Net increase from investment operations	2.33

Dividends and distributions from:
Net investment income	(0.06)
Net realized gain	(0.60)

Total dividends and distributions	(0.66)

Net asset value, end of period	$11.67

Total Investment Return[3,4]
Based on net asset value	23.33%

Ratios to Average Net Assets[5,6]
Total expenses	24.78%

Total expenses after fees waived	1.69%

Net investment income	0.81%

Supplemental Data
Net assets, end of period (000)	$23

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

35

Financial Highlights (continued)	LifePath 2045 Portfolio

Class K
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.12
Net realized and unrealized gain	2.30

Net increase from investment operations	2.42

Dividends and distributions from:
Net investment income	(0.12)
Net realized gain	(0.60)

Total dividends and distributions	(0.72)

Net asset value, end of period	$11.70

Total Investment Return[3,4]
Based on net asset value	24.22%

Ratios to Average Net Assets[5,6]
Total expenses	23.37%

Total expenses after fees waived	0.33%

Net investment income	2.17%

Supplemental Data
Net assets, end of period (000)	$23

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

36

Financial Highlights (continued)	LifePath 2045 Portfolio

Class R
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.07
Net realized and unrealized gain	2.30

Net increase from investment operations	2.37

Dividends and distributions from:
Net investment income	(0.08)
Net realized gain	(0.60)

Total dividends and distributions	(0.68)

Net asset value, end of period	$11.69

Total Investment Return[3,4]
Based on net asset value	23.68%

Ratios to Average Net Assets[5,6]
Total expenses	24.26%

Total expenses after fees waived	1.19%

Net investment income	1.31%

Supplemental Data
Net assets, end of period (000)	$23

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

37

Financial Highlights (continued)	LifePath 2045 Portfolio

Institutional
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.10
Net realized and unrealized gain	2.45

Net increase from investment operations	2.55

Dividends and distributions from:
Net investment income	(0.09)
Net realized gain	(0.61)

Total dividends and distributions	(0.70)

Net asset value, end of period	$11.85

Total Investment Return[3,4]
Based on net asset value	25.58%

Ratios to Average Net Assets[5,6]
Total expenses	23.56%

Total expenses after fees waived	0.66%

Net investment income	1.78%

Supplemental Data
Net assets, end of period (000)	$24

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

38

Financial Highlights (continued)	LifePath 2055 Portfolio

Investor A
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.09
Net realized and unrealized gain	2.46

Net increase from investment operations	2.55

Dividends and distributions from:
Net investment income	(0.09)
Net realized gain	(0.61)

Total dividends and distributions	(0.70)

Net asset value, end of period	$11.85

Total Investment Return[3,4]
Based on net asset value	25.50%

Ratios to Average Net Assets[5,6]
Total expenses	23.83%

Total expenses after fees waived	0.91%

Net investment income	1.53%

Supplemental Data
Net assets, end of period (000)	$24

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

39

Financial Highlights (continued)	LifePath 2055 Portfolio

Investor C
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.04
Net realized and unrealized gain	2.45

Net increase from investment operations	2.49

Dividends and distributions from:
Net investment income	(0.06)
Net realized gain	(0.61)

Total dividends and distributions	(0.67)

Net asset value, end of period	$11.82

Total Investment Return[3,4]
Based on net asset value	24.98%

Ratios to Average Net Assets[5,6]
Total expenses	24.62%

Total expenses after fees waived	1.67%

Net investment income	0.78%

Supplemental Data
Net assets, end of period (000)	$24

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

40

Financial Highlights (continued)	LifePath 2055 Portfolio

Class K
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.12
Net realized and unrealized gain	2.46

Net increase from investment operations	2.58

Dividends and distributions from:
Net investment income	(0.11)
Net realized gain	(0.61)

Total dividends and distributions	(0.72)

Net asset value, end of period	$11.86

Total Investment Return[3,4]
Based on net asset value	25.84%

Ratios to Average Net Assets[5,6]
Total expenses	23.20%

Total expenses after fees waived	0.31%

Net investment income	2.14%

Supplemental Data
Net assets, end of period (000)	$24

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

41

Financial Highlights (concluded)	LifePath 2055 Portfolio

Class R
Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.07
Net realized and unrealized gain	2.46

Net increase from investment operations	2.53

Dividends and distributions from:
Net investment income	(0.08)
Net realized gain	(0.61)

Total dividends and distributions	(0.69)

Net asset value, end of period	$11.84

Total Investment Return[3,4]
Based on net asset value	25.33%

Ratios to Average Net Assets[5,6]
Total expenses	24.09%

Total expenses after fees waived	1.16%

Net investment income	1.29%

Supplemental Data
Net assets, end of period (000)	$24

Portfolio turnover of the Master Portfolio	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

42

Notes to Financial Statements	BlackRock Funds III

1. Organization and Significant Accounting Policies:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The LifePath Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements and these accompanying notes relate to four series of the Trust: LifePath 2025 Portfolio, LifePath 2035 Portfolio, LifePath 2045 Portfolio and LifePath 2055 Portfolio (each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”). The LifePath Portfolios commenced operations on June 30, 2010. Each LifePath Portfolio seeks to achieve its investment objective by investing substantially all of its assets in a separate series of Master Investment Portfolio (“MIP”): LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios commenced operations on June 30, 2010. Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The performance of a LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio.

The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (91.29%, 91.92%, 91.28% and 91.28% for the LifePath 2025 Portfolio, LifePath 2035 Portfolio, LifePath 2045 Portfolio and LifePath 2055 Portfolio, respectively, as of December 31, 2010).

Each LifePath Portfolio offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the LifePath Portfolios:

Valuation: The LifePath Portfolios fair value their financial instruments at market value. The LifePath Portfolios record their investments in the Master Portfolio at fair value

43

Notes to Financial Statements (continued)	BlackRock Funds III

based on the LifePath Portfolio’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Master Portfolios are recorded on the dates the transactions are entered into (the trade dates). Each LifePath Portfolio records daily its proportionate share of its Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each LifePath Portfolio accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the LifePath Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The LifePath Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a LifePath Portfolio or its classes are charged to that LifePath Portfolio or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the LifePath Portfolio are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolios for 1940 Act purposes, but BAC and Barclays are not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities).

44

Notes to Financial Statements (continued)	BlackRock Funds III

BTC, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, 12b-1 distribution and service fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Portfolios. BTC is entitled to receive for these administration services an annual fee of 0.50% of the average daily net assets of each LifePath Portfolio’s Institutional, Investor A, Investor C and Class R Shares and 0.15% of the average daily net assets of the Class K Shares.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Portfolio and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

The fees of the Trust’s independent registered public accounting firm and legal counsel, (the “independent expenses”) are paid directly by the LifePath Portfolios. BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Portfolios in an amount equal to the independent expenses through April 30, 2012. These amounts are included in fees waived by administrator in the Statement of Operations.

The LifePath Portfolios entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the LifePath Portfolios pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the share classes as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	–
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each LifePath Portfolio. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor C and Class R shareholders.

For the year ended December 31, 2010, affiliates earned underwriting discounts, direct commissions and/or dealer concessions on sales of LifePath 2035 Portfolio Investor A Shares of $7.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing

45

Notes to Financial Statements (continued)	BlackRock Funds III

agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date were indirect, wholly owned subsidiaries of PNC and affiliates of BTC. Transfer agency fees paid by BTC to PNCGIS are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintence of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2010 attributable to the reclassification of distributions, distributions paid in excess of taxable income and the timing and recognition of partnership income were reclassified to the following accounts:

	LifePath 2025 Portfolio	LifePath 2035 Portfolio	LifePath 2045 Portfolio	LifePath 2055 Portfolio
Paid-in capital	$(1)	$–	$–	$–
Undistributed (distributions in excess of) net investment income	$7	$3	$1	$6
Accumulated net realized gain (loss)	$(6)	$(3)	$(1)	$(6)

The tax character of distributions paid during the period ended December 31, 2010 were as follows:

	LifePath 2025 Portfolio	LifePath 2035 Portfolio	LifePath 2045 Portfolio	LifePath 2055 Portfolio
Ordinary Income
12/31/2010	$2,762	$3,186	$3,512	$3,538
Net long-term capital gains
12/31/2010	$2,378	$2,950	$3,385	$3,468

Total distributions
12/31/2010	$5,140	$6,136	$6,897	$7,006

46

Notes to Financial Statements (continued)	BlackRock Funds III

As of December 31, 2010, the tax components of net undistributed earnings were as follows:

	LifePath 2025 Portfolio	LifePath 2035 Portfolio	LifePath 2045 Portfolio	LifePath 2055 Portfolio
Undistributed ordinary income	$–	$1	$118	$288
Undistributed Long Term Capital
Gains	28	16	219	259
Net unrealized gains*	12,050	14,919	16,593	17,890

Total	$12,078	$14,936	$16,930	$18,437

*	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the timing and recognition of partnership income.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

47

Notes to Financial Statements (continued)

	Period Ended December 31,2010[1]
LifePath 2025 Portfolio	Shares	Amount

Institutional
Shares sold	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	5	52

Total issued	2,005	20,052

Net increase	2,005	$20,052

Investor A
Shares sold	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	4	39

Total issued	2,004	20,039

Net increase	2,004	$20,039

Investor C
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Class K
Shares sold	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	6	70

Total issued	2,006	20,070

Net increase	2,006	$20,070

Class R
Shares sold	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	2	25

Total issued	2,002	20,025

Net increase	2,002	$20,025

[1]	For the period from June 30, 2010 (commencement of operations) to December 31, 2010.

48

Notes to Financial Statements (continued)

	Period Ended December 31,2010[1]
LifePath 2035 Portfolio	Shares		Amount

Institutional
Shares sold	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	3		31

Total issued	2,003		20,031

Net increase	2,003		$20,031

Investor A
Shares sold	2,337		$23,769
Shares issued to shareholders in reinvestment of dividends and distributions	18		209

Total issued	2,355		23,978
Shares redeemed	(3)		(30)

Net increase	2,352		$23,948

Investor C
Shares sold	2,568		$26,828
Shares issued to shareholders in reinvestment of dividends and distributions	27		307

Total issued	2,595		27,135

Net increase	2,595		$27,135

Class K
Shares sold	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	4		50

Total issued	2,004		20,050

Net increase	2,004		$20,050

Class R
Shares sold	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	0	[2]	4

Total issued	2,000		20,004

Net increase	2,000		$20,004

[1]	For the period from June 30, 2010 (commencement of operations) to December 31, 2010.
[2]	Rounds to less than 1.

49

Notes to Financial Statements (continued)

	Period Ended December 31, 2010[1]
LifePath 2045 Portfolio	Shares		Amount

Institutional
Shares sold	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	1		15

Total issued	2,001		20,015

Net increase	2,001		$20,015

Investor A
Shares sold	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	0	[2]	2

Total issued	2,000		20,002

Net increase	2,000		$20,002

Investor C
Shares sold	2,000		$20,000

Total issued	2,000		20,000

Net increase	2,000		$20,000

Class K
Shares sold	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	3		34

Total issued	2,003		20,034

Net increase	2,003		$20,034

Class R
Shares sold	2,000		$20,000

Total issued	2,000		20,000

Net increase	2,000		$20,000

[1]	For the period from June 30, 2010 (commencement of operations) to December 31, 2010.
[2]	Rounds to less than 1.

50

Notes to Financial Statements (continued)

	Period Ended December 31, 2010[1]
LifePath 2055 Portfolio	Shares	Amount

Institutional
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Investor A
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Investor C
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

Class K
Shares sold	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	1	10

Total issued	2,001	20,010

Net increase	2,001	$20,010

Class R
Shares sold	2,000	$20,000

Total issued	2,000	20,000

Net increase	2,000	$20,000

[1]	For the period from June 30, 2010 (commencement of operations) to December 31, 2010.

51

Notes to Financial Statements (continued)

5.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

52

Report Of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock Funds III:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LifePath 2025 Portfolio, LifePath 2035 Portfolio, LifePath 2045 Portfolio and LifePath 2055 Portfolio, each a series of BlackRock Funds III (the “Trust”), at December 31, 2010, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period June 30, 2010 (commencement of operations) to December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York February 24, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the distributions paid during the tax year ended December 31, 2010.

	Payable Date / Period	LifePath 2025 Portfolio	LifePath 2035 Portfolio	LifePath 2045 Portfolio	LifePath 2055 Portfolio
Qualified Dividend Income for Individuals *	10/01/10	23.21%	25.53%	26.20%	27.85%
	1/3/11	23.21%	25.53%	26.20%	27.85%
Dividends Qualifying for the Dividend Received Deduction for Corporations *	10/01/10	12.53%	13.34%	13.70%	14.28%
	1/3/11	12.53%	13.34%	13.70%	14.28%
Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents **	10/01/10	22.87%	42.86%	92.43%	100.00%
	1/3/2011	81.40%	83.25%	85.64%	85.95%
Long-Term Capital Gains Distributions per Share	1/3/2011	$0.237398	$0.270346	$0.338350	$0.346770

*	Expressed as a percentage of the ordinary income distributions. The LifePath Portfolios hereby designate the percentages indicated above or the maximum amount allowable by law.
**	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

53

Master Portfolio Information as of December 31, 2010 Master Investment Portfolio

LifePath 2025 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	69%
Fixed Income Funds	31%

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	36%
CoreAlpha Bond Master Portfolio	27
iShares MSCI EAFE Index Fund	12
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	5
iShares Barclays TIPS Bond Fund	4
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3
iShares S&P SmallCap 600 Index Fund	3
iShares Cohen & Steers Realty Majors Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	1
iShares MSCI Canada Index Fund	1

LifePath 2035 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	80%
Fixed Income Funds	20%

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	42%
CoreAlpha Bond Master Portfolio	17
iShares MSCI EAFE Index Fund	13
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap 600 Index Fund	3
iShares Barclays TIPS Bond Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Institutional, SL Agency Shares	1

54

LifePath 2045 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7%

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	49%
iShares MSCI EAFE Index Fund	16
iShares S&P MidCap 400 Index Fund	7
CoreAlpha Bond Master Portfolio	6
iShares MSCI Emerging Markets Index Fund	6
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap 600 Index Fund	3
iShares MSCI EAFE Small Cap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Institutional, SL Agency Shares	1

LifePath 2055 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	95%
Fixed Income Funds	5%

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	48%
iShares MSCI EAFE Index Fund	17
iShares S&P MidCap 400 Index Fund	8
iShares MSCI Emerging Markets Index Fund	7
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5
BlackRock Cash Funds: Institutional, SL Agency Shares	4
iShares S&P SmallCap 600 Index Fund	3
iShares Cohen & Steers Realty Majors Index Fund	3
iShares MSCI Canada Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
CoreAlpha Bond Master Portfolio	1

55

Schedule of Investments December 31, 2010	LifePath 2025 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios - 66.1%
Active Stock Master Portfolio		$50,786
CoreAlpha Bond Master Portfolio		38,127

Total Master Portfolios		88,913

Exchange-Traded Funds – 38.7%
iShares Barclays TIPS Bond Fund (a)	54	5,806
iShares Cohen & Steers Realty Majors Index Fund (a)	40	2,629
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	128	4,000
iShares MSCI Canada Index Fund (a)	68	2,108
iShares MSCI EAFE Index Fund (a)	283	16,479
iShares MSCI EAFE Small Cap Index Fund (a)	50	2,111
iShares MSCI Emerging Markets Index Fund (a)	138	6,572
iShares S&P MidCap 400 Index Fund (a)	93	8,434
iShares S&P SmallCap 600 Index Fund (a)	56	3,834

Total Exchange-Traded Funds (Cost – $43,132*)		51,973

Money Market Funds – 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.30% (a)(b)	595	595

Total Money Market Funds (Cost – $595*)		595

Total Affiliated Investment Companies – 105.2%		141,481
Liabilities in Excess of Other Assets – (5.2)%		(6,986)

Net Assets – 100.0%		$134,495

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$43,727

Gross unrealized appreciation	$8,841
Gross unrealized depreciation	–

Net unrealized appreciation	$8,841

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	595	[1]	–	595	$595	–	$2
iShares Barclays TIPS Bond Fund	55		(1)	54	$5,806	$1	$67
iShares Cohen & Steers Realty Majors Index Fund	40		–	40	$2,629	–	$39
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	128		–	128	$4,000	–	$139
iShares MSCI Canada Index Fund	68		–	68	$2,108	–	$22
iShares MSCI EAFE Index Fund	305		(22)	283	$16,479	$117	$152
iShares MSCI EAFE Small Cap Index Fund	50		–	50	$2,111	–	$46
iShares MSCI Emerging Markets Index Fund	143		(5)	138	$6,572	$16	$53
iShares S&P MidCap 400 Index Fund	101		(8)	93	$8,434	$93	$54
iShares S&P SmallCap 600 Index Fund	56		–	56	$3,834	–	$26

[1]	Represents net activity.

56

Schedule of Investments December 31, 2010	LifePath 2025 Master Portfolio
(Percentages shown are based on Net Assets)

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	—	$88,913	—	$88,913
Exchange Traded Funds	$51,973	—	—	51,973
Money Market Funds	595	—	—	595

Total	$52,568	$88,913	—	$141,481

57

Schedule of Investments December 31, 2010	LifePath 2035 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 62.4%
Active Stock Master Portfolio		$66,212
CoreAlpha Bond Master Portfolio		26,920

Total Master Portfolios		93,132

Exchange-Traded Funds – 42.1%
iShares Barclays TIPS Bond Fund (a)	26	2,795
iShares Cohen & Steers Realty Majors Index Fund (a)	69	4,535
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	198	6,187
iShares MSCI Canada Index Fund (a)	87	2,697
iShares MSCI EAFE Index Fund (a)	359	20,905
iShares MSCI EAFE Small Cap Index Fund (a)	64	2,701
iShares MSCI Emerging Markets Index Fund (a)	185	8,810
iShares S&P MidCap 400 Index Fund (a)	107	9,704
iShares S&P SmallCap 600 Index Fund (a)	65	4,451

Total Exchange-Traded Funds (Cost – $51,930*)		62,785

Money Market Funds – 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.30% (a)(b)	1,969	1,969

Total Money Market Funds (Cost – $1,969*)		1,969

Total Affiliated Investment Companies – 105.8%		157,886
Liabilities in Excess of Other Assets – (5.8)%		(8,621)

Net Assets – 100.0%		$149,265

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$53,899

Gross unrealized appreciation	$10,857
Gross unrealized depreciation	(2)

Net unrealized appreciation	$10,855

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,969	[1]	–	1,969	$1,969	–	$
iShares Barclays TIPS Bond Fund	26		–	26	$2,795	–		$32
iShares Cohen & Steers Realty Majors Index Fund	69		–	69	$4,535	–		$55
iShares FTSE EPRA/NAREIT Developed Real
Estate ex-U.S. Index Fund	198		–	198	$6,187	–		$216
iShares MSCI Canada Index Fund	87		–	87	$2,697	–		$28
iShares MSCI EAFE Index Fund	373		(14)	359	$20,905	$81		$192
iShares MSCI EAFE Small Cap Index Fund	64		–	64	$2,701	–		$59
iShares MSCI Emerging Markets Index Fund	185		–	185	$8,810	–		$63
iShares S&P MidCap 400 Index Fund	107		–	107	$9,704	–		$60
iShares S&P SmallCap 600 Index Fund	69		(4)	65	$4,451	$8		$32

[1]	Represents net activity.

58

Schedule of Investments December 31, 2010	LifePath 2035 Master Portfolio
(Percentages shown are based on Net Assets)

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$93,132	–	$93,132
Exchange Traded Funds	$62,785	–	–	62,785
Money Market Funds	1,969	–	–	1,969

Total	$64,754	$93,132	–	$157,886

59

Schedule of Investments December 31, 2010	LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 58.0%
Active Stock Master Portfolio		$72,994
CoreAlpha Bond Master Portfolio		9,261

Total Master Portfolios		82,255

Exchange-Traded Funds – 46.3%
iShares Cohen & Steers Realty Majors Index Fund (a)	72	4,732
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	229	7,156
iShares MSCI Canada Index Fund (a)	99	3,069
iShares MSCI EAFE Index Fund (a)	408	23,758
iShares MSCI EAFE Small Cap Index Fund (a)	73	3,081
iShares MSCI Emerging Markets Index Fund (a)	189	9,000
iShares S&P MidCap 400 Index Fund (a)	115	10,429
iShares S&P SmallCap 600 Index Fund (a)	65	4,451

Total Exchange-Traded Funds (Cost — $53,456*)		65,676

Money Market Funds – 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(b)	823	823

Total Money Market Funds (Cost — $823*)		823

Total Affiliated Investment Companies – 104.9%		148,754
Liabilities in Excess of Other Assets – (4.9)%		(7,001)

Net Assets – 100.0%		$141,753

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$54,279

Gross unrealized appreciation	$12,220
Gross unrealized depreciation	–

Net unrealized appreciation	$12,220

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	823	[1]	–	823	$823	–	$3
iShares Cohen & Steers Realty Majors Index Fund	72		–	72	$4,732	–	$68
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	229		–	229	$7,156	–	$247
iShares MSCI Canada Index Fund	99		–	99	$3,069	–	$31
iShares MSCI EAFE Index Fund	438		(30)	408	$23,758	$127	$220
iShares MSCI EAFE Small Cap Index Fund	73		–	73	$3,081	–	$67
iShares MSCI Emerging Markets Index Fund	189		–	189	$9,000	–	$73
iShares S&P MidCap 400 Index Fund	115		–	115	$10,429	–	$64
iShares S&P SmallCap 600 Index Fund	65		–	65	$4,451	–	$31

[1]	Represents net activity.

60

Schedule of Investments December 31, 2010	LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$82,255	–	$82,255
Exchange Traded Funds	$65,676	–	–	65,676
Money Market Funds	823	–	–	823

Total	$66,499	$82,255	–	$148,754

61

Schedule of Investments December 31, 2010	LifePath 2055 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios – 53.0%
Active Stock Master Portfolio		$74,649
CoreAlpha Bond Master Portfolio		1,390

Total Master Portfolios		76,039

Exchange-Traded Funds – 51.3%
iShares Cohen & Steers Realty Majors Index Fund (a)	76	4,995
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	243	7,594
iShares MSCI Canada Index Fund (a)	109	3,379
iShares MSCI EAFE Index Fund (a)	450	26,204
iShares MSCI EAFE Small Cap Index Fund (a)	80	3,377
iShares MSCI Emerging Markets Index Fund (a)	208	9,905
iShares S&P MidCap 400 Index Fund (a)	143	12,968
iShares S&P SmallCap 600 Index Fund (a)(b)	76	5,204

Total Exchange-Traded Funds (Cost — $59,989*)		73,626

Money Market Funds – 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	5,486	5,486
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	744	744

Total Money Market Funds (Cost — $6,230*)		6,230

Total Affiliated Investment Companies – 108.6%		155,895
Liabilities in Excess of Other Assets – (8.6)%		(12,371)

Net Assets – 100.0%		$143,524

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$66,219

Gross unrealized appreciation	$13,637
Gross unrealized depreciation	–

Net unrealized appreciation	$13,637

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,486	[1]	–	5,486	$5,486	–	$3
BlackRock Cash Funds: Prime, SL Agency Shares	744	[1]	–	744	$744		–
iShares Cohen & Steers Realty Majors Index Fund	76		–	76	$4,995	–	$72
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	243		–	243	$7,594	–	$263
iShares MSCI Canada Index Fund	109		–	109	$3,379	–	$35
iShares MSCI EAFE Index Fund	469		(19)	450	$26,204	$94	$242
iShares MSCI EAFE Small Cap Index Fund	80		–	80	$3,377	–	$73
iShares MSCI Emerging Markets Index Fund	208		–	208	$9,905	–	$80
iShares S&P MidCap 400 Index Fund	143		–	143	$12,968	–	$78
iShares S&P SmallCap 600 Index Fund	85		(9)	76	$5,204	$76	$38

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

62

Schedule of Investments December 31, 2010	LifePath 2055 Master Portfolio
(Percentages shown are based on Net Assets)

(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$76,039	–	$76,039
Exchange Traded Funds	$73,626	–	–	73,626
Money Market Funds	6,230	–	–	6,230

Total	$79,856	$76,039	–	$155,895

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Statements of Assets and Liabilities	Master Investment Portfolio

December 31, 2010	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Assets
Investments at value – affiliated[1,2]	$52,568	$64,754	$66,499	$79,856
Investments at value – Active Stock Master Portfolio	50,786	66,212	72,994	74,649
Investments at value – CoreAlpha Bond Master Portfolio	38,127	26,920	9,261	1,390
Contributions receivable from investors	1,289	–	530	–
Investments sold receivable	3,672	3,918	4,228	2,611
Dividends receivable	19	11	5	4

Total assets	146,461	161,815	153,517	158,510

Liabilities
Collateral on securities loaned at value	–	–	–	5,369
Investments purchased payable	1,289	1,626	530	–
Withdrawals payable to investors	3,672	3,918	4,228	2,611
Investment advisory fees payable	65	66	66	66
Professional fees payable	6,400	6,400	6,400	6,400
Trustees’ fees payable	540	540	540	540

Total liabilities	11,966	12,550	11,764	14,986

Net Assets	$134,495	$149,265	$141,753	$143,524

Net Assets Consist of
Investors’ capital	$116,831	$127,628	$117,342	$117,507
Net unrealized appreciation/depreciation	17,664	21,637	24,411	26,017

Net Assets	$134,495	$149,265	$141,753	$143,524

[1] Investments at cost – affiliated	$43,727	$53,899	$54,279	$66,219
[2] Securities loaned at value	$–	$–	$–	$5,261

See Notes to Financial Statements.

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Statements of Operations	Master Investment Portfolio

Period Ended December 31, 2010	LifePath 2025 Master Portfolio[1]	LifePath 2035 Master Portfolio[1]	LifePath 2045 Master Portfolio[1]	LifePath 2055 Master Portfolio[1]
Investment Income
Dividends – affiliated	$598	$737	$801	$881
Income – affiliated	2	2	3	3
Net investment income allocated from the Active Stock Master and CoreAlpha Bond Master:
Dividends	409	510	586	599
Interest	605	374	169	50
Expenses	(125)[2]	(115)[2]	(106)[2]	(95	)2`

Total income	1,489	1,508	1,453	1,438

Expenses
Investment advisory	218	225	225	226
Professional	6,400	6,400	6,400	6,400
Independent Trustees	1,739	1,738	1,738	1,739

Total expenses	8,357	8,363	8,363	8,365
Less fees waived by advisor	(8,346)	(8,354)	(8,357)	(8,357)

Total expenses after fees waived	11	9	6	8

Net investment income	1,478	1,499	1,447	1,430

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments – affiliated	227	89	127	170
Allocations from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	–	357	651	792

	227	446	778	962

Net change in unrealized appreciation/depreciation on:
Investments – affiliated	8,841	10,855	12,220	13,637
Allocated from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	8,823	10,782	12,191	12,380

	17,664	21,637	24,411	26,017

Total realized and unrealized gain	17,891	22,083	25,189	26,979

Net Increase in Net Assets Resulting from Operations	$19,369	$23,582	$26,636	$28,409

[1]	For the period from June 30, 2010 (commencement of operations) to December 31, 2010.

[2]	Net of fees waived of $19, 23, 26 and 26 respectively.

See Notes to Financial Statements.

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Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio
Increase (Decrease) in Net Assets:	Period June 30, 2010[1] to December 31, 2010	Period June 30, 2010[1] to December 31, 2010
Operations
Net investment income	$1,478	$1,499
Net realized gain	227	446
Net change in unrealized appreciation/depreciation	17,664	21,637

Net increase in net assets resulting from operations	19,369	23,582

Capital Transactions
Proceeds from contributions	115,367	125,963
Fair value of withdrawals	(241)	(280)

Net increase in net assets derived from capital transactions	115,126	125,683

Net Assets
Total increase in net assets	134,495	149,265
Beginning of period	–	–

End of period	$134,495	$149,265

[1]	Commencement of operations.

See Notes to Financial Statements.

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Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Increase (Decrease) in Net Assets:	Period June 30, 2010[1] to December 31, 2010	Period June 30, 2010[1] to December 31, 2010
Operations
Net investment income	$1,447	$1,430
Net realized gain	778	962
Net change in unrealized appreciation/depreciation	24,411	26,017

Net increase in net assets resulting from operations	26,636	28,409

Capital Transactions
Proceeds from contributions	115,366	115,365
Fair value of withdrawals	(249)	(250)

Net increase in net assets derived from capital transactions	115,117	115,115

Net Assets
Total increase in net assets	141,753	143,524
Beginning of period	–	–

End of period	$141,753	$143,524

[1]	Commencement of operations.

See Notes to Financial Statements.

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Financial Highlights	Master Investment Portfolio

LifePath 2025 Master Portfolio
Period June 30, 2010[1] to December 31, 2010
Total Investment Return
Total investment return[2]	17.65%

Ratios to Average Net Assets
Total expenses[3,4]	13.61%

Total expenses after fees waived[3,4]	0.22%

Net investment income[4,5]	2.37%

Supplemental Data
Net assets, end of period (000)	$134

Portfolio turnover	2%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

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Financial Highlights (continued)	Master Investment Portfolio

LifePath 2035 Master Portfolio
Period June 30, 2010[1] to December 31, 2010
Total Investment Return
Total investment return[2]	21.21%

Ratios to Average Net Assets
Total expenses[3,4]	13.23%

Total expenses after fees waived[3,4]	0.19%

Net investment income[4,5]	2.33%

Supplemental Data
Net assets, end of period (000)	$149

Portfolio turnover	1%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

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Financial Highlights (continued)	Master Investment Portfolio

LifePath 2045 Master Portfolio
Period June 30, 2010[1] to December 31, 2010
Total Investment Return
Total investment return[2]	24.26%

Ratios to Average Net Assets
Total expenses[3,4]	13.23%

Total expenses after fees waived[3,4]	0.17%

Net investment income[4,5]	2.25%

Supplemental Data
Net assets, end of period (000)	$142

Portfolio turnover	1%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

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Financial Highlights (concluded)	Master Investment Portfolio

LifePath 2055 Master Portfolio
Period June 30, 2010[1] to December 31, 2010
Total Investment Return
Total investment return[2]	25.83%

Ratios to Average Net Assets
Total expenses[3,4]	13.13%

Total expenses after fees waived[3,4]	0.16%

Net investment income[4,5]	2.21%

Supplemental Data
Net assets, end of period (000)	$144

Portfolio turnover	1%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

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Notes to Financial Statements	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios commenced operations on June 30, 2010. The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the Master Portfolios seeks to achieve its investment objective by investing in a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of December 31, 2010, the interests of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio held by each LifePath Master Portfolio were all 0.00%*.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange-traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day.

*	Rounds to less than 1%.

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In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for a Fair Value Assets, BFA seeks to determine the price that each Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Securities Lending: The Master Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

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Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays BFA an annual investment advisory fee of 0.35% of the average daily net assets of each of the Master Portfolios.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios.

BFA contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. (“BTC”), from each investment company in which the Master Portfolios invest. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2012. The amounts of the waivers, if any, are shown as fees waived in the Statements of Operations.

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MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses.

BTC is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolios.

The Master Portfolios received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or its registered money market funds advised by BTC or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BTC is disclosed in the Schedules of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending - affiliated in the Statements of Operations. BTC has voluntarily agreed to waive its fees until further notice.

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments excluding short-term securities for the period ended December 31, 2010, were as follows:

	Purchases	Sales
LifePath 2025 Master Portfolio	$45,104	$2,198
LifePath 2035 Master Portfolio	$52,822	$981
LifePath 2045 Master Portfolio	$54,954	$1,625
LifePath 2055 Master Portfolio	$61,424	$1,605

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4. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2010, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period June 30, 2010 (commencement of operations) to December 31, 2010 presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

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Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met on May 18 19, 2010 to consider the approval of the Master Fund’s proposed investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund. The Agreement was the same agreement that had previously been approved by the Board of the Master Fund with respect to each of the other master portfolios of the Master Fund. Each of LifePath 2025 Portfolio, LifePath 2035 Portfolio, LifePath 2045 Portfolio and LifePath 2055 Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolios. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.” The Master Portfolios and the Portfolios commenced operations in June 2010.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other funds managed by BlackRock or other BlackRock advisors, who are not “interested persons” of their respective funds.

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Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on May 18-19, 2010, the Board reviewed materials relating to its consideration of the Agreement with respect to the Master Portfolios. The Board considered all factors it believed relevant with respect to the Master Portfolios and the Portfolios, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) economies of scale; (e) possible alternatives to the proposed Agreement; (f) the policies and practices of BlackRock with respect to portfolio transactions for the Master Portfolios; and (g) other factors deemed relevant by the Board Members.

In determining to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the May 2010 meeting relating to its consideration of the Agreement, including (a) fees and estimated expense ratios of each class of the Master Portfolios and the Portfolios, as applicable, and for certain classes of the Portfolios, in comparison to the fees and expense ratios of a peer group of funds; (b) information regarding BlackRock’s economic outlook for the Master Portfolios and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; (d) information regarding compliance records and regulatory matters relating to BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.

A. Nature, Extent and Quality of the Services
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to each Master Portfolio. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing each Master Portfolio, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to each Master Portfolio under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Master Portfolios was consistent with each Master Portfolio’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related interestholder services.

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The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates and significant shareholders to the Master Portfolios and the Portfolios. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Master Portfolios with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the portfolio management team for each Master Portfolio. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Master Portfolios. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Master Portfolios because the Master Portfolios were newly organized and had not yet commenced operations as of the May 2010 meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios

In connection with the initial approval of the Agreement with respect to the Master Portfolios, the Board, including the Independent Board Members, reviewed each Master Portfolio’s actual advisory fee rates compared with the other funds in a peer group of funds. Both the peer group and the funds within the peer group (collectively, “Peers”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock. It also compared each Portfolio’s estimated total expense ratios to those of its Peers. The Board considered the fee waivers and expense reimbursement arrangements in place, including BlackRock’s contractual agreement, with respect to each Master Portfolio, to waive its management fee at the Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BlackRock or BlackRock Institutional Trust Company, N.A. (“BTC”) from each investment company in which the Master Portfolio invests through April 30, 2012. The Board also noted that BTC and BlackRock have contractually agreed to reimburse, or provide offsetting credits to, the Portfolios and the Master Portfolios, as applicable, for “independent expenses,” which include the Portfolios’ allocable portion of the fees and expenses of the Independent

80

Board Members, counsel to the Independent Board Members and the independent registered public accounting firm that provides audit services to the Portfolios and the Master Portfolios, through April 30, 2012. Additionally, the Board considered information about the services rendered, and the fee rates offered, to other clients advised by BlackRock.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Master Portfolios and the Portfolios had not commenced operations as of the date of the May 2010 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Master Portfolios and the Portfolios. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized in respect of the management of the Master Portfolios in tandem with other portfolios of the Master Fund. Since the Master Portfolios are newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Master Portfolios grow and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolios and the Portfolios, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts.

The Board, including all of the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Master Portfolios and Portfolios were consistent with those generally available to other mutual fund sponsors.

81

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the Agreement between BlackRock and the Master Fund, with respect to each Master Portfolio, for a two-year term ending May 19, 2012. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its interestholders. The Board of the Fund, including the Independent Board Members, also considered the approval of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

82

Master Portfolio Information as of December 31, 2010	Master Investment Portfolio

LifePath Retirement Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	63%
Equity Funds	37

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	49%
Active Stock Master Portfolio	19
iShares Barclays TIPS Bond Fund	8
iShares MSCI EAFE Index Fund	6
BlackRock Cash Funds:
Institutional, SL Agency Shares	5
iShares S&P MidCap 400 Index Fund	5
iShares MSCI Emerging Markets Index Fund	2
iShares S&P SmallCap 600 Index Fund	2
iShares MSCI Canada Index Fund	1
BlackRock Cash Funds: Prime, SL Agency Shares	1
iShares MSCI EAFE Small Cap Index Fund	1
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1

LifePath 2020 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	54%
Fixed Income Funds	46

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	33%
Active Stock Master Portfolio	29
iShares MSCI EAFE Index Fund	9
BlackRock Cash Funds:
Institutional, SL Agency Shares	7
iShares Barclays TIPS Bond Fund	5
iShares S&P MidCap 400 Index Fund	5
iShares MSCI Emerging Markets Index Fund	4
iShares S&P SmallCap 600 Index Fund	2
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2
iShares Cohen & Steers Realty Majors Index Fund	1
iShares MSCI EAFE Small Cap Index Fund	1
iShares MSCI Canada Index Fund	1
BlackRock Cash Funds: Prime, SL Agency Shares	1

BLACKROCK FUNDS III	DECEMBER 31, 2010	83

Master Portfolio Information (continued) as of December 31, 2010	Master Investment Portfolio

LifePath 2030 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	68%
Fixed Income Funds	32

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	36%
CoreAlpha Bond Master Portfolio	21
iShares MSCI EAFE Index Fund	11
BlackRock Cash Funds:
Institutional, SL Agency Shares	7
iShares S&P MidCap 400 Index Fund	5
iShares MSCI Emerging Markets Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3
iShares Barclays TIPS Bond Fund	3
iShares S&P SmallCap 600 Index Fund	2
iShares Cohen & Steers Realty Majors Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	1

LifePath 2040 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	79%
Fixed Income Funds	21

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	42%
iShares MSCI EAFE Index Fund	13
CoreAlpha Bond Master Portfolio	11
BlackRock Cash Funds:
Institutional, SL Agency Shares	8
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap 600 Index Fund	2
iShares MSCI Canada Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	1
iShares Barclays TIPS Bond Fund	1

84	BLACKROCK FUNDS III	DECEMBER 31, 2010

Master Portfolio Information (concluded) as of December 31, 2010	Master Investment Portfolio

LifePath 2050 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	89%
Fixed Income Funds	11

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	47%
iShares MSCI EAFE Index Fund	15
BlackRock Cash Funds:
Institutional, SL Agency Shares	8
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	6
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap 600 Index Fund	3
iShares MSCI Canada Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
CoreAlpha Bond Master Portfolio	2
BlackRock Cash Funds: Prime, SL Agency Shares	1

Active Stock Master Portfolio

Sector Allocation	Percent of Long-Term Investments
Information Technology	19%
Financials	15
Consumer Discretionary	13
Health Care	12
Consumer Staples	11
Energy	11
Industrials	10
Telecommunication Services	4
Materials	3
Utilities	2

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	4%
Apple, Inc.	3
Microsoft Corp.	3
JPMorgan Chase & Co.	3
Google, Inc., Class A	2
AT&T, Inc.	2
The Procter & Gamble Co.	2
ConocoPhillips	2
Cisco Systems, Inc.	2
Verizon Communications, Inc.	2

CoreAlpha Bond Master Portfolio

Percent of
Portfolio Composition	Long-Term Investments
U.S. Government Sponsored Agency Securities	54%
Corporate Bonds	22
Asset-Backed Securities	10
Non-Agency Mortgage-Backed Securities	7
U.S. Treasury Obligations	6
Foreign Agency Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	69%
AA/Aa	7
A	9
BBB/Baa	11
BB/Ba	3
B	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service.
[2]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment advisor.

BLACKROCK FUNDS III	DECEMBER 31, 2010	85

Schedule of Investments December 31, 2010	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 71.3%
Active Stock Master Portfolio		$272,611,476
CoreAlpha Bond Master Portfolio		711,674,200

Total Master Portfolios		984,285,676

Exchange-Traded Funds – 27.1%
iShares Barclays TIPS Bond Fund (a)	1,104,097	118,712,509
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	71,293	4,685,376
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	211,940	6,623,125
iShares MSCI Canada Index Fund (a)(b)	402,132	12,466,092
iShares MSCI EAFE Index Fund (a)(b)	1,493,685	86,977,278
iShares MSCI EAFE Small Cap Index Fund (a)(b)	273,404	11,540,383
iShares MSCI Emerging Markets Index Fund (a)	740,724	35,273,277
iShares S&P MidCap 400 Index Fund (a)(b)	761,894	69,096,167
iShares S&P SmallCap 600 Index Fund (a)(b)	415,539	28,451,955

Total Exchange-Traded Funds (Cost — $302,377,820*)		373,826,162

Money Market Funds – 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	75,437,346	75,437,346
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	11,685,473	11,685,473

Total Money Market Funds (Cost — $87,122,819*)		87,122,819

Total Affiliated Investment Companies – 104.7%		1,445,234,657
Liabilities in Excess of Other Assets – (4.7)%		(65,093,922)

Net Assets – 100.0%		$1,380,140,735

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$393,632,925

Gross unrealized appreciation	$67,316,056
Gross unrealized depreciation	–

Net unrealized appreciation	$67,316,056

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	88,781,172	–	(13,343,826)[1]	75,437,346	$75,437,346	–	$266,669
BlackRock Cash Funds: Prime, SL Agency Shares	13,810,279	–	(2,124,806)[1]	11,685,473	$11,685,473	–	$41,855
iShares Barclays TIPS Bond Fund	1,018,001	86,096	–	1,104,097	$118,712,509	$9,694	$2,946,504
iShares Cohen & Steers Realty Majors Index Fund	137,046	–	(65,753)	71,293	$4,685,376	$(531,254)	$190,568
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	431,794	–	(219,854)	211,940	$6,623,125	$(1,143,992)	$581,119
iShares MSCI Canada Index Fund	352,758	84,238	(34,864)	402,132	$12,466,092	$(138,111)	$198,809
iShares MSCI EAFE Index Fund	1,402,649	412,063	(321,027)	1,493,685	$86,977,278	$1,430,374	$2,334,843
iShares MSCI EAFE Small Cap Index Fund	273,404	–	–	273,404	$11,540,383	–	$328,310
iShares MSCI Emerging Markets Index Fund	680,505	159,872	(99,653)	740,724	$35,273,277	$(418,004)	$508,789
iShares S&P MidCap 400 Index Fund	776,111	92,775	(106,992)	761,894	$69,096,167	$1,847,959	$797,219
iShares S&P SmallCap 600 Index Fund	452,660	73,830	(110,951)	415,539	$28,451,955	$1,326,829	$353,659

[1]	Represents net activity.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$984,285,676	–	$984,285,676
Exchange-Traded Funds	$373,826,162	–	–	373,826,162
Money Market Funds	87,122,819	–	–	87,122,819

Total	$460,948,981	$984,285,676	–	$1,445,234,657

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	87

Schedule of Investments December 31, 2010	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 65.8%
Active Stock Master Portfolio		$724,236,224
CoreAlpha Bond Master Portfolio		819,101,109

Total Master Portfolios		1,543,337,333

Exchange-Traded Funds – 32.9%
iShares Barclays TIPS Bond Fund (a)	1,198,837	128,898,954
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	523,257	34,388,450
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	1,606,198	50,193,688
iShares MSCI Canada Index Fund (a)(b)	978,834	30,343,854
iShares MSCI EAFE Index Fund (a)(b)	3,855,084	224,481,541
iShares MSCI EAFE Small Cap Index Fund (a)(b)	727,889	30,724,195
iShares MSCI Emerging Markets Index Fund (a)	1,894,873	90,233,852
iShares S&P MidCap 400 Index Fund (a)(b)	1,417,544	128,557,065
iShares S&P SmallCap 600 Index Fund (a)(b)	782,366	53,568,600

Total Exchange-Traded Funds (Cost — $627,448,537*)		771,390,199

Money Market Funds – 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	181,776,362	181,776,362
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	28,477,459	28,477,459

Total Money Market Funds (Cost — $210,253,821*)		210,253,821

Total Affiliated Investment Companies – 107.7%		2,524,981,353
Liabilities in Excess of Other Assets – (7.7)%		(181,020,436)

Net Assets – 100.0%		$2,343,960,917

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$860,487,132

Gross unrealized appreciation	$121,156,888
Gross unrealized depreciation	–

Net unrealized appreciation	$121,156,888

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	226,175,226	–	(44,398,864)[1]	181,776,362	$181,776,362	–	$581,798
BlackRock Cash Funds: Prime, SL Agency Shares	35,603,666	–	(7,126,207)[1]	28,477,459	$28,477,459	–	$91,647
iShares Barclays TIPS Bond Fund	966,860	231,977	–	1,198,837	$128,898,954	$42,229	$2,947,736
iShares Cohen & Steers Realty Majors Index Fund	601,886	51,599	(130,228)	523,257	$34,388,450	$(2,881,769)	$1,129,305
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,834,145	241,950	(469,897)	1,606,198	$50,193,688	$(3,734,439)	$3,417,089
iShares MSCI Canada Index Fund	815,491	214,435	(51,092)	978,834	$30,343,854	$(218,126)	$487,123
iShares MSCI EAFE Index Fund	3,290,386	963,015	(398,317)	3,855,084	$224,481,541	$(2,861,469)	$5,721,449
iShares MSCI EAFE Small Cap Index Fund	613,941	166,672	(52,724)	727,889	$30,724,195	$(214,070)	$875,107
iShares MSCI Emerging Markets Index Fund	1,608,611	391,059	(104,797)	1,894,873	$90,233,852	$(538,895)	$1,244,967
iShares S&P MidCap 400 Index Fund	1,446,958	147,418	(176,832)	1,417,544	$128,557,065	$1,795,508	$1,484,815
iShares S&P SmallCap 600 Index Fund	860,207	109,015	(186,856)	782,366	$53,568,600	$896,758	$670,052

[1]	Represents net activity.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$1,543,337,333	–	$1,543,337,333
Exchange-Traded Funds	$771,390,199	–	–	771,390,199
Money Market Funds	210,253,821	–	–	210,253,821

Total	$981,644,020	$1,543,337,333	–	$2,524,981,353

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	89

Schedule of Investments December 31, 2010	LifePath 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 61.2%
Active Stock Master Portfolio		$767,320,441
CoreAlpha Bond Master Portfolio		439,888,230

Total Master Portfolios		1,207,208,671

Exchange-Traded Funds – 37.2%
iShares Barclays TIPS Bond Fund (a)	554,791	59,651,128
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	680,971	44,753,414
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,128,614	66,519,188
iShares MSCI Canada Index Fund (a)(b)	1,040,900	32,267,900
iShares MSCI EAFE Index Fund (a)(b)	4,085,815	237,917,008
iShares MSCI EAFE Small Cap Index Fund (a)(b)	772,751	32,617,820
iShares MSCI Emerging Markets Index Fund (a)(b)	2,015,244	95,965,919
iShares S&P MidCap 400 Index Fund (a)(b)	1,267,897	114,985,579
iShares S&P SmallCap 600 Index Fund (a)(b)	697,237	47,739,817

Total Exchange-Traded Funds (Cost — $602,243,531*)		732,417,773

Money Market Funds – 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	154,257,212	154,257,212
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	24,170,906	24,170,906

Total Money Market Funds (Cost — $178,428,118*)		178,428,118

Total Affiliated Investment Companies – 107.4%		2,118,054,562
Liabilities in Excess of Other Assets – (7.4)%		(145,979,496)

Net Assets – 100.0%		$1,972,075,066

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$810,313,863

Gross unrealized appreciation	$100,532,028
Gross unrealized depreciation	–

Net unrealized appreciation	$100,532,028

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	217,065,536	–	(62,808,324)[1]	154,257,212	$154,257,212	–	$586,086
BlackRock Cash Funds: Prime, SL Agency Shares	34,450,272	–	(10,279,366)[1]	24,170,906	$24,170,906	–	$92,526
iShares Barclays TIPS Bond Fund	432,362	133,529	(11,100)	554,791	$59,651,128	$39,239	$1,397,637
iShares Cohen & Steers Realty Majors Index Fund	736,816	35,088	(90,933)	680,971	$44,753,414	$(2,146,884)	$1,374,199
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,218,125	269,005	(358,516)	2,128,614	$66,519,188	$(2,986,296)	$4,239,928
iShares MSCI Canada Index Fund	822,796	218,104	–	1,040,900	$32,267,900	–	$512,705
iShares MSCI EAFE Index Fund	3,306,532	997,321	(218,038)	4,085,815	$237,917,008	$(3,315,374)	$5,883,806
iShares MSCI EAFE Small Cap Index Fund	615,291	169,422	(11,962)	772,751	$32,617,820	$(11,900)	$927,709
iShares MSCI Emerging Markets Index Fund	1,614,028	429,388	(28,172)	2,015,244	$95,965,919	$(141,554)	$1,302,584
iShares S&P MidCap 400 Index Fund	1,306,771	113,770	(152,644)	1,267,897	$114,985,579	$1,608,949	$1,332,298
iShares S&P SmallCap 600 Index Fund	773,189	82,716	(158,668)	697,237	$47,739,817	$995,663	$607,537

[1]	Represents net activity.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$1,207,208,671	–	$1,207,208,671
Exchange-Traded Funds	$732,417,773	–	–	732,417,773
Money Market Funds	178,428,118	–	–	178,428,118

Total	$910,845,891	$1,207,208,671	–	$2,118,054,562

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	91

Schedule of Investments December 31, 2010	LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 57.0%
Active Stock Master Portfolio		$687,896,852
CoreAlpha Bond Master Portfolio		177,729,200

Total Master Portfolios		865,626,052

Exchange-Traded Funds – 40.5%
iShares Barclays TIPS Bond Fund (a)	150,344	16,164,987
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	693,309	45,564,267
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,156,480	67,390,000
iShares MSCI Canada Index Fund (a)(b)	949,552	29,436,112
iShares MSCI EAFE Index Fund (a)	3,659,166	213,073,236
iShares MSCI EAFE Small Cap Index Fund (a)(b)	687,000	28,998,270
iShares MSCI Emerging Markets Index Fund (a)(b)	1,807,304	86,063,817
iShares S&P MidCap 400 Index Fund (a)	1,012,776	91,848,655
iShares S&P SmallCap 600 Index Fund (a)(b)	549,842	37,647,682

Total Exchange-Traded Funds (Cost – $513,337,441*)		616,187,026

Money Market Funds – 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	139,976,764	139,976,764
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	22,015,363	22,015,363

Total Money Market Funds (Cost – $161,992,127*)		161,992,127

Total Affiliated Investment Companies – 108.2%		1,643,805,205
Liabilities in Excess of Other Assets – (8.2)%		(124,601,900)

Net Assets – 100.0%		$1,519,203,305

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$706,797,536

Gross unrealized appreciation	$71,381,617
Gross unrealized depreciation	–

Net unrealized appreciation	$71,381,617

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	199,984,725	–	(60,007,961)[1]	139,976,764	$139,976,764	–	$529,458
BlackRock Cash Funds: Prime, SL Agency Shares	31,755,867	–	(9,740,504)[1]	22,015,363	$22,015,363	–	$83,823
iShares Barclays TIPS Bond Fund	118,873	41,871	(10,400)	150,344	$16,164,987	$42,792	$383,607
iShares Cohen & Steers Realty Majors Index Fund	739,619	60,310	(106,620)	693,309	$45,564,267	$(3,241,847)	$1,349,747
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,251,865	267,328	(362,713)	2,156,480	$67,390,000	$(3,123,749)	$4,208,828
iShares MSCI Canada Index Fund	757,346	192,206	–	949,552	$29,436,112	–	$457,434
iShares MSCI EAFE Index Fund	3,044,063	838,940	(223,837)	3,659,166	$213,073,236	$(3,549,863)	$5,271,666
iShares MSCI EAFE Small Cap Index Fund	558,635	148,995	(20,630)	687,000	$28,998,270	$(20,523)	$815,214
iShares MSCI Emerging Markets Index Fund	1,492,236	354,934	(39,866)	1,807,304	$86,063,817	$(82,820)	$1,182,340
iShares S&P MidCap 400 Index Fund	1,128,250	36,338	(151,812)	1,012,776	$91,848,655	$1,653,522	$1,105,512
iShares S&P SmallCap 600 Index Fund	669,577	32,074	(151,809)	549,842	$37,647,682	$1,105,177	$511,920

[1]	Represents net activity.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

92	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$865,626,052	–	$865,626,052
Exchange-Traded Funds	$616,187,026	–	–	616,187,026
Money Market Funds	161,992,127	–	–	161,992,127

Total	$778,179,153	$865,626,052	–	$1,643,805,205

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	93

Schedule of Investments December 31, 2010	LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 52.9%
Active Stock Master Portfolio		$61,094,483
CoreAlpha Bond Master Portfolio		2,094,794

Total Master Portfolios		63,189,277

Exchange-Traded Funds – 45.3%
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	67,805	4,456,144
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	211,207	6,600,219
iShares MSCI Canada Index Fund (a)	85,268	2,643,308
iShares MSCI EAFE Index Fund (a)(b)	326,243	18,997,130
iShares MSCI EAFE Small Cap Index Fund (a)(b)	62,233	2,626,855
iShares MSCI Emerging Markets Index Fund (a)	160,758	7,655,296
iShares S&P MidCap 400 Index Fund (a)	86,290	7,825,640
iShares S&P SmallCap 600 Index Fund (a)(b)	47,346	3,241,781

Total Exchange-Traded Funds (Cost – $44,994,395*)		54,046,373

Money Market Funds – 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (a)(c)(d)	11,027,847	11,027,847
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (a)(c)(d)	1,709,851	1,709,851

Total Money Market Funds (Cost – $12,737,698*)		12,737,698

Total Affiliated Investment Companies – 108.9%		129,973,348
Liabilities in Excess of Other Assets – (8.9)%		(10,582,802)

Net Assets – 100.0%		$119,390,546

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$59,969,558

Gross unrealized appreciation	$6,814,513
Gross unrealized depreciation	–

Net unrealized appreciation	$6,814,513

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	8,389,466	2,638,381	[1]	–	11,027,847	$11,027,847	–	$29,595
BlackRock Cash Funds: Prime, SL Agency Shares	1,300,980	408,871	[1]	–	1,709,851	$1,709,851	–	$4,548
iShares Cohen & Steers Realty Majors Index Fund	29,950	43,676		(5,821)	67,805	$4,456,144	$112,753	$103,398
iShares FTSE EPRA/NAREIT Developed Real Estate ex- U.S. Index Fund	97,846	129,918		(16,557)	211,207	$6,600,219	$109,232	$341,383
iShares MSCI Canada Index Fund	29,411	63,413		(7,556)	85,268	$2,643,308	$33,581	$38,411
iShares MSCI EAFE Index Fund	122,044	225,391		(21,192)	326,243	$18,997,130	$28,207	$385,266
iShares MSCI EAFE Small Cap Index Fund	23,107	40,895		(1,769)	62,233	$2,626,855	$4,589	$69,445
iShares MSCI Emerging Markets Index Fund	58,964	108,511		(6,717)	160,758	$7,655,296	$41,347	$93,796
iShares S&P MidCap 400 Index Fund	45,948	50,694		(10,352)	86,290	$7,825,640	$236,744	$77,152
iSharesS&P SmallCap 600 Index Fund	26,860	30,237		(9,751)	47,346	$3,241,781	$178,789	$36,101

[1]	Represents net activity.
(b)	Security, or a portion of security, is on loan. (c) Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

94	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

The following table summarizes the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	–	$63,189,277	–	$63,189,277
Exchange-Traded Funds	$54,046,373	–	–	54,046,373
Money Market Funds	12,737,698	–	–	12,737,698

Total	$66,784,071	$63,189,277	–	$129,973,348

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	95

Schedule of Investments December 31, 2010	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 12.6%
Auto Components – 0.3%
Autoliv, Inc. (a)	1,398	$110,358
Lear Corp. (b)	76,400	7,541,444
TRW Automotive Holdings Corp. (b)	16,980	894,846
WABCO Holdings, Inc. (b)	699	42,590

		8,589,238

Automobiles – 0.5%
General Motors Co. (b)	347,453	12,807,117

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A (b)	120,232	4,747,962
Corinthian Colleges, Inc. (b)	19,414	101,147

		4,849,109

Hotels, Restaurants & Leisure – 1.4%
Carnival Corp.	270,974	12,494,611
McDonald’s Corp.	134,508	10,324,834
Starbucks Corp. (a)	316,627	10,173,226
Wendy’s/Arby’s Group, Inc.	363,971	1,681,546

		34,674,217

Household Durables – 1.0%
Harman International Industries, Inc. (b)	1,096	50,744
NVR, Inc. (a)(b)	22,449	15,512,708
Whirlpool Corp.	102,654	9,118,755

		24,682,207

Internet & Catalog Retail – 1.1%
priceline.com, Inc. (b)	70,122	28,017,245

Media – 3.3%
CBS Corp., Class B	1,467,771	27,961,038
Comcast Corp., Class A (a)	1,318,838	28,974,871
Dex One Corp. (b)	89,875	670,467
Scripps Networks Interactive, Inc., Class A	766	39,641
SuperMedia, Inc. (a)(b)	40,283	350,865
Time Warner, Inc.	746,250	24,006,862
The Washington Post Co., Class B (a)	770	338,415

		82,342,159

Multiline Retail – 0.7%
Big Lots, Inc. (b)	4,010	122,145
Sears Holdings Corp. (a)(b)	176,003	12,980,221
Wal-Mart Stores, Inc.	117,807	6,353,331

		19,455,697

Specialty Retail – 2.6%
Aeropostale, Inc. (b)	432,705	10,661,851
Best Buy Co., Inc.	773,789	26,533,225
Foot Locker, Inc.	37,030	726,529
GameStop Corp., Class A (a)(b)	190,481	4,358,205
The Gap, Inc. (a)	820,846	18,173,531
Ross Stores, Inc. (a)	6,673	422,067
Signet Jewelers Ltd. (b)	1,763	76,514
Staples, Inc. (a)	167,800	3,820,806

		64,772,728

Textiles, Apparel & Luxury Goods – 1.5%
Coach, Inc.	46,656	2,580,543
Deckers Outdoor Corp. (a)(b)	38,334	3,056,753
NIKE, Inc., Class B	365,608	31,230,236
Polo Ralph Lauren Corp.	1,839	203,982

		37,071,514

Total Consumer Discretionary		317,261,231

Consumer Staples – 10.8%
Beverages – 1.2%
The Coca-Cola Co.	112,104	7,373,080
Coca-Cola Enterprises, Inc. (a)	357,817	8,956,160
Hansen Natural Corp. (b)	240,743	12,586,044
PepsiCo, Inc.	7,474	488,276

		29,403,560

Food & Staples Retailing – 1.1%
CVS Caremark Corp. (a)	92,337	3,210,557
Costco Wholesale Corp. (a)	273,381	19,740,842
Sysco Corp.	119,855	3,523,737

		26,475,136

Food Products – 1.0%
Dean Foods Co. (a)(b)	166,317	1,470,242
Pilgrim’s Pride Corp. (b)	80,465	570,497
Ralcorp Holdings, Inc. (a)(b)	8,040	522,680
Smithfield Foods, Inc. (b)	18,687	385,513
Tyson Foods, Inc., Class A (a)	1,288,676	22,191,001

		25,139,933

Household Products – 3.1%
Colgate-Palmolive Co.	334,246	26,863,351
The Procter & Gamble Co.	797,566	51,307,421

		78,170,772

Personal Products – 1.2%
The Estee Lauder Cos., Inc., Class A (a)	38,213	3,083,789
Herbalife Ltd. (a)	2,712	185,420
Mead Johnson Nutrition Co.	432,252	26,907,687

		30,176,896

Tobacco – 3.2%
Lorillard, Inc.	323,707	26,563,396
Philip Morris International, Inc.	488,499	28,591,847
Reynolds American, Inc. (a)	814,878	26,581,320

		81,736,563

Total Consumer Staples		271,102,860

Energy – 10.6%
Energy Equipment & Services – 1.4%
Core Laboratories N.V. (a)	24,829	2,211,023
Dresser-Rand Group, Inc. (a)(b)	71,246	3,034,367
McDermott International, Inc. (a)(b)	137,252	2,839,744
National Oilwell Varco, Inc. (a)	256,171	17,227,500
Rowan Cos., Inc. (a)(b)	40,410	1,410,713
SEACOR Holdings, Inc.	75,838	7,666,463

		34,389,810

Oil, Gas & Consumable Fuels – 9.2%
Alpha Natural Resources, Inc. (b)	138,192	8,295,666
Anadarko Petroleum Corp.	27,692	2,109,023
Apache Corp.	242,802	28,949,282
Chevron Corp.	188,354	17,187,303
Concho Resources, Inc. (b)	66	5,786
ConocoPhillips	689,717	46,969,728

See Notes to Financial Statements.

96	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Energy Partners Ltd. (b)	115,620	$1,718,113
Exxon Mobil Corp.	1,396,156	102,086,927
Hess Corp.	96,532	7,388,559
Newfield Exploration Co. (a)(b)	29,022	2,092,776
Noble Energy, Inc.	12,331	1,061,452
Valero Energy Corp.	341,231	7,889,261
Whiting Petroleum Corp. (a)(b)	46,299	5,425,780

		231,179,656

Total Energy		265,569,466

Financials – 14.3%
Capital Markets – 2.3%
Ameriprise Financial, Inc. (a)	263,415	15,159,533
The Bank of New York Mellon Corp.	40,810	1,232,462
Franklin Resources, Inc.	7,066	785,810
The Goldman Sachs Group, Inc.	78,720	13,237,555
Invesco Ltd.	244,751	5,888,709
Legg Mason, Inc. (a)	163,892	5,944,363
Morgan Stanley	609,400	16,581,774

		58,830,206

Commercial Banks – 1.6%
Commerce Bancshares, Inc. (a)	20,033	795,911
Cullen/Frost Bankers, Inc. (a)	4,892	298,999
First Citizens BancShares, Inc., Class A	214	40,457
Huntington Bancshares, Inc.	115,193	791,376
M&T Bank Corp.	158,034	13,756,860
Marshall & Ilsley Corp.	2,585	17,888
Regions Financial Corp.	39,485	276,395
SVB Financial Group (b)	36,269	1,924,070
SunTrust Banks, Inc.	64,633	1,907,320
U.S. Bancorp	54,007	1,456,569
Wells Fargo & Co.	634,089	19,650,418

		40,916,263

Consumer Finance – 1.0%
Capital One Financial Corp.	572,256	24,355,215

Diversified Financial Services – 5.9%
Bank of America Corp.	2,124,970	28,347,100
CME Group, Inc.	50,808	16,347,474
Citigroup, Inc. (b)	5,734,793	27,125,571
JPMorgan Chase & Co.	1,433,124	60,793,120
The NASDAQ OMX Group, Inc. (b)	645,816	15,312,297

		147,925,562

Insurance – 3.0%
ACE Ltd.	457,532	28,481,367
Allied World Assurance Co. Holdings Ltd.	4,549	270,393
The Allstate Corp. (a)	708,093	22,574,005
American National Insurance Co.	1,038	88,874
Aspen Insurance Holdings Ltd.	76,014	2,175,521
Berkshire Hathaway, Inc., Class B (b)	64,754	5,187,443
CNA Financial Corp. (b)	2,104	56,913
Everest Re Group Ltd.	471	39,950
MetLife, Inc.	248,874	11,059,961
Reinsurance Group of America, Inc. (a)	12,181	654,241
The Travelers Cos., Inc. (a)	70,501	3,927,611
White Mountains Insurance Group Ltd.	94	31,546
XL Group Plc	37,693	822,461

		75,370,286

Real Estate Investment Trusts (REITs) – 0.5%
AvalonBay Communities, Inc.	26,332	2,963,666
Public Storage	23,531	2,386,514
Rayonier, Inc. (a)	119,311	6,266,214

		11,616,394

Real Estate Management & Development – 0.0%
The Howard Hughes Corp. (b)	5,714	310,956
Jones Lang LaSalle, Inc.	3,584	300,769

		611,725

Thrifts & Mortgage Finance – 0.0%
Hudson City Bancorp, Inc. (a)	57,377	730,983
People’s United Financial, Inc.	4,759	66,674

		797,657

Total Financials		360,423,308

Health Care – 11.3%
Biotechnology – 2.2%
Amgen, Inc. (b)	178,209	9,783,674
Biogen Idec, Inc. (a)(b)	182,615	12,244,336
Celgene Corp. (b)	3,765	222,662
Cephalon, Inc. (a)(b)	212,891	13,139,632
Genzyme Corp. (b)	53,593	3,815,822
Gilead Sciences, Inc. (b)	431,815	15,648,975
United Therapeutics Corp. (b)	3,199	202,241

		55,057,342

Health Care Equipment & Supplies – 2.0%
CareFusion Corp. (b)	402,784	10,351,549
Covidien Plc	221,625	10,119,397
Gen-Probe, Inc. (b)	6,961	406,174
Hospira, Inc. (b)	47,374	2,638,258
Intuitive Surgical, Inc. (a)(b)	101,357	26,124,767
Thoratec Corp. (a)(b)	7,562	214,156
Varian Medical Systems, Inc. (a)(b)	1,413	97,893
Zimmer Holdings, Inc. (a)(b)	10,611	569,598

		50,521,792

Health Care Providers & Services – 2.5%
Express Scripts, Inc. (b)	341,785	18,473,479
Medco Health Solutions, Inc. (a)(b)	492,719	30,188,893
WellPoint, Inc. (b)	237,496	13,504,023

		62,166,395

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. (a)(b)	150,043	8,306,381

Pharmaceuticals – 4.3%
Allergan, Inc. (a)	231,292	15,882,822
Bristol-Myers Squibb Co.	1,232,325	32,631,966
Eli Lilly & Co.	38,669	1,354,962
Johnson & Johnson	586,234	36,258,573
Medicis Pharmaceutical Corp., Class A (a)	77,948	2,088,227
Merck & Co., Inc.	274,107	9,878,816
Pfizer, Inc.	457,505	8,010,912
Warner Chilcott PLC, Class A	90,541	2,042,605

		108,148,883

Total Health Care		284,200,793

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	97

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials – 9.2%
Aerospace & Defense – 2.9%
Alliant Techsystems, Inc. (b)	129,714	$9,654,613
The Boeing Co.	80,299	5,240,313
General Dynamics Corp. (a)	357,555	25,372,103
L-3 Communications Holdings, Inc. (a)	50,646	3,570,036
Northrop Grumman Corp. (a)	385,552	24,976,059
Raytheon Co.	91,009	4,217,357

		73,030,481

Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc. (a)	91,280	7,319,743
FedEx Corp. (a)	173,292	16,117,889
UTi Worldwide, Inc. (a)	24,641	522,389

		23,960,021

Airlines – 0.2%
United Continental Holdings, Inc. (a)(b)	217,464	5,179,992

Commercial Services & Supplies – 0.0%
Republic Services, Inc.	32,403	967,553

Construction & Engineering – 0.2%
URS Corp. (b)	98,616	4,103,412

Electrical Equipment – 0.1%
Emerson Electric Co.	27,926	1,596,529
First Solar, Inc. (a)(b)	269	35,008
General Cable Corp. (b)	22,351	784,297

		2,415,834

Industrial Conglomerates – 0.6%
General Electric Co.	859,251	15,715,701

Machinery – 3.0%
AGCO Corp. (a)(b)	528,486	26,773,101
CNH Global N.V. (a)(b)	729	34,802
Cummins, Inc. (a)	280,427	30,849,774
Danaher Corp. (a)	138,122	6,515,215
Flowserve Corp. (a)	14,039	1,673,730
Harsco Corp. (a)	86,881	2,460,470
Navistar International Corp. (b)	92,974	5,384,124
SPX Corp.	7,681	549,115

		74,240,331

Professional Services – 1.0%
Manpower, Inc. (a)	408,676	25,648,506
Trading Companies & Distributors – 0.2%
W.W. Grainger, Inc. (a)	31,560	4,358,751
WESCO International, Inc. (a)(b)	33,511	1,769,381

		6,128,132

Total Industrials		231,389,963

Information Technology – 18.2%
Communications Equipment – 2.5%
ADTRAN, Inc. (a)	22,318	808,135
Brocade Communications Systems, Inc. (a)(b)	809,126	4,280,277
Cisco Systems, Inc. (b)	2,161,940	43,736,046
F5 Networks, Inc. (b)	26,795	3,487,637
Harris Corp. (a)	203,198	9,204,869

		61,516,964

Computers & Peripherals – 4.8%
Apple, Inc. (b)	237,279	76,536,714
Dell, Inc. (b)	975,342	13,215,884
Hewlett-Packard Co.	37,888	1,595,085
International Business Machines Corp.	96,701	14,191,839
NetApp, Inc. (b)	122,257	6,719,245
SanDisk Corp. (b)	37,944	1,891,888
Teradata Corp. (b)	36,100	1,485,876
Western Digital Corp. (a)(b)	121,809	4,129,325

		119,765,856

Electronic Equipment, Instruments & Components – 0.0%
Flextronics International Ltd. (b)	117,604	923,191
Internet Software & Services – 2.5%
AOL, Inc. (b)	15,871	376,301
Google, Inc., Class A (b)	92,784	55,110,913
IAC/InterActiveCorp (b)	276,662	7,940,199

		63,427,413

IT Services – 1.3%
Accenture Plc, Class A	150,384	7,292,120
Amdocs Ltd. (b)	28,027	769,902
Broadridge Financial Solutions, Inc.	86,940	1,906,594
Cognizant Technology Solutions Corp., Class A (a)(b)	44,582	3,267,415
Computer Sciences Corp.	314,111	15,579,905
Convergys Corp. (b)	2,376	31,292
MasterCard, Inc., Class A	11,116	2,491,207
Visa, Inc., Class A (a)	6,442	453,388
The Western Union Co.	43,053	799,494

		32,591,317

Office Electronics – 0.2%
Xerox Corp.	411,579	4,741,390

Semiconductors & Semiconductor Equipment – 2.4%
Altera Corp. (a)	737,308	26,233,419
Applied Materials, Inc.	17,448	245,145
Broadcom Corp., Class A (a)	539,774	23,507,158
Integrated Device Technology, Inc. (b)	1,082	7,206
Intel Corp. (a)	410,646	8,635,885
LSI Corp. (b)	117,501	703,831
Micron Technology, Inc. (b)	95,260	763,985

		60,096,629

Software – 4.5%
Activision Blizzard, Inc.	1,055	13,124
Autodesk, Inc. (a)(b)	239,995	9,167,809
CA, Inc.	39,534	966,211
Check Point Software Technologies (a)(b)	8,039	371,884
Intuit, Inc. (a)(b)	36,051	1,777,315
MICROS Systems, Inc. (b)	47,022	2,062,385
McAfee, Inc. (b)	32,090	1,486,088
Microsoft Corp.	2,489,060	69,494,555
Oracle Corp.	885,610	27,719,593

		113,058,964

Total Information Technology		456,121,724

Materials – 2.6%
Chemicals – 1.1%
Airgas, Inc.	2,227	139,098
Ashland, Inc.	329,641	16,765,541

See Notes to Financial Statements.

98	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Chemicals (concluded)
The Mosaic Co.	11,230	$857,523
Praxair, Inc. (a)	114,642	10,944,872

		28,707,034

Containers & Packaging – 0.0%
Ball Corp.	2,897	197,141

Metals & Mining – 1.2%
Alcoa, Inc. (a)	949,632	14,614,836
Freeport-McMoRan Copper & Gold, Inc.	25,145	3,019,663
Newmont Mining Corp.	188,983	11,609,226

		29,243,725

Paper & Forest Products – 0.3%
MeadWestvaco Corp.	288,390	7,544,283

Total Materials		65,692,183

Telecommunication Services – 3.9%
Diversified Telecommunication Services – 3.8%
AT&T, Inc.	1,794,529	52,723,262
Qwest Communications International, Inc.	726,055	5,525,279
Verizon Communications, Inc. (a)	1,090,950	39,034,191

		97,282,732

Wireless Telecommunication Services – 0.1%
Sprint Nextel Corp. (b)	360,889	1,526,560
United States Cellular Corp. (b)	3,974	198,462

		1,725,022

Total Telecommunication Services		99,007,754

Utilities – 2.2%
Electric Utilities – 1.2%
Allegheny Energy, Inc.	24,993	605,830
American Electric Power Co., Inc.	92	3,310
Edison International (a)	65,013	2,509,502
Entergy Corp. (a)	352,233	24,948,664
Southern Co. (a)	28,574	1,092,384

		29,159,690

Gas Utilities – 0.5%
Atmos Energy Corp.	15,470	482,664
Oneok, Inc. (a)	223,466	12,395,659

		12,878,323

Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc. (a)	123,905	3,795,210
NRG Energy, Inc. (b)	200,719	3,922,049

		7,717,259

Multi-Utilities – 0.2%
NiSource, Inc. (a)	45,842	807,736
Sempra Energy (a)	97,327	5,107,721

		5,915,457

Total Utilities		55,670,729

Total Long-Term Investments (Cost – $2,133,171,465) – 95.7%		2,406,440,011

Short-Term Securities
Money Market Funds – 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	259,245,739	259,245,739
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	34,372,877	34,372,877

		293,618,616

	Par (000)
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bill, 0.15%, 3/24/11 (f)(g)	$4,302	4,300,899

Total Short-Term Securities (Cost – $297,919,299) – 11.9%		297,919,515

Total Investments (Cost – $2,431,090,764*) – 107.6%		2,704,359,526
Liabilities in Excess of Other Assets – (7.6)%		(190,935,410)

Net Assets – 100.0%		$2,513,424,116

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,527,175,347

Gross unrealized appreciation	$207,399,930
Gross unrealized depreciation	(30,215,751)

Net unrealized appreciation	$177,184,179

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at December 31, 2010	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	214,125,678	45,120,061	259,245,739	$1,188,513
BlackRock Cash Funds: Prime, SL Agency Shares	28,279,563	6,093,314	34,372,877	$173,524
See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	99

Schedule of Investments (concluded)	Active Stock Master Portfolio

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	Rate shown is the yield to maturity as of the date of purchase.
(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
813	S&P 500 Index	Chicago	March 2011	$50,934,450	$863,629

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities:
Long-Term Investments[1] :
Common Stocks	$2,406,440,011	–	–	$2,406,440,011
Short-Term Securities:
Money Market Funds	293,618,616	–	–	293,618,616
U.S. Government Obligations	–	$4,300,899	–	4,300,899

Total	$2,700,058,627	$4,300,899	–	$2,704,359,526

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Equity contracts	$863,629	–	–	$863,629

[1]	See above Schedule of Investments for values in each sector and industry.
[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

100	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments December 31, 2010	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
ACE Securities Corp.,
Series 2005-AG1, Class A2D, 0.62%, 8/25/35 (a)	$5,039	$4,849,595
AH Mortgage Advance Trust,
Series 2010-ADV2, Class A1, 4.21%, 5/10/41 (b)	5,200	5,219,500
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 5.15%, 3/25/58 (a)(b)	7,228	7,511,740
AmeriCredit Automobile Receivables Trust:
Series 2006-BG, Class A4, 5.21%,
9/06/13	3,463	3,517,226
Series 2006-RM, Class A3, 5.53%,
1/06/14	6,593	6,676,226
Series 2007-CM, Class A4A, 5.55%,
4/07/14	6,114	6,329,671
Series 2007-CM, Class A4B, 0.35%,
4/07/14 (a)	7,192	7,171,701
Ameriquest Mortgage Securities, Inc.:
Series 2005-R11, Class A2C, 0.49%,
1/25/36 (a)	1,361	1,297,704
Series 2005-R6, Class A2, 0.46%,
8/25/35 (a)	1,002	969,661
Series 2006-R1, Class A2C, 0.45%,
3/25/36 (a)	2,820	2,789,542
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.74%,
6/25/35 (a)	635	626,110
Series 2005-OPT1, Class A1SS, 0.51%,
7/25/35 (a)	1,259	1,213,968
Series 2006-OPT2, Class A3B, 0.37%,
10/25/36 (a)	912	906,660
Bank of America Credit Card Trust,
Series 2007-C1, Class C1, 0.55%, 6/16/14 (a)	2,300	2,268,253
Bear Stearns Asset Backed Securities Trust:
Series 2005-HE9, Class M1, 0.77%,
10/25/35 (a)	600	555,586
Series 2007-HE3, Class 1A1, 0.38%,
4/25/37 (a)	5,183	4,991,101
Capital One Auto Finance Trust:
Series 2006-B, Class A4, 0.28%,
7/15/13 (a)	4,277	4,255,833
Series 2006-C, Class A4, 0.29%,
5/15/13 (a)	712	708,397
Series 2007-A, Class A4, 0.28%,
11/15/13 (a)	1,143	1,135,173
Series 2007-B, Class A4, 0.29%,
4/15/14 (a)	4,132	4,110,826
Series 2007-C, Class A3A, 5.13%,
4/16/12	244	244,094
Series 2007-C, Class A3B, 0.77%,
4/16/12 (a)	423	423,301
Capital One Multi-Asset Execution Trust:
Series 2006-C1, Class C, 0.55%,
3/17/14 (a)	5,900	5,868,146
Series 2006-C2, Class C, 0.56%,
6/16/14 (a)	6,365	6,306,723
Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A1, 0.38%, 2/25/37 (a)	1,864	1,761,714
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	653	650,099
Chase Issuance Trust,
Series 2006-C2, Class C, 0.56%, 4/15/13 (a)	7,000	6,994,251
Citibank Credit Card Issuance Trust:
Series 2004-C1, Class C1, 0.91%,
7/15/13 (a)	3,700	3,680,889
Series 2006-C2, Class C2, 5.70%,
5/15/13	6,037	6,164,504
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.67%,
5/25/36 (a)	2,058	1,981,545
Series 2005-3, Class MV2, 0.71%,
8/25/35 (a)	3,000	2,784,990
Series 2005-4, Class MV1, 0.72%,
10/25/35 (a)	6,545	6,235,503
Series 2006-15, Class A2, 5.68%,
10/25/46 (a)	3,800	3,727,572
Series 2006-22, Class 2A1, 0.31%,
5/25/47 (a)	57	56,692
Series 2006-25, Class 2A1, 0.33%,
6/25/47 (a)	1,319	1,297,897
Series 2007-10, Class 2A1, 0.31%,
6/25/47 (a)	1,988	1,925,954
Series 2007-4, Class A1B, 5.81%,
9/25/37	1,073	1,054,716
Series 2007-5, Class 2A1, 0.36%,
9/25/47 (a)	2,118	2,055,883
Series 2007-6, Class 2A1, 0.36%,
9/25/37 (a)	343	329,449
Series 2007-7, Class 2A1, 0.34%,
10/25/47 (a)	253	249,471
Series 2007-8, Class 2A1, 0.32%,
11/25/37 (a)	3,264	3,061,490
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-SP2, Class A1, 0.41%, 3/25/46 (a)(b)	1,472	1,457,635
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2004-FF10, Class A3, 0.80%, 9/25/34 (a)	330	313,941
First National Master Note Trust,
Series 2009-1, Class A, 1.61%, 5/15/14 (a)	5,800	5,798,906
GMAC Mortgage Corp. Loan Trust,
Series 2006-HLTV, Class A3, 5.59%, 10/25/29	882	852,645
GMAC Mortgage Servicer Advance Funding Co. Ltd.,
Series 2010-1A, Class A, 4.25%, 1/15/22 (b)	1,700	1,708,776
GSAMP Trust,
Series 2007-HE2, Class A2A, 0.38%, 3/25/47 (a)	1,495	1,415,736
GSRPM Mortgage Loan Trust,
Series 2006-2, Class A1A, 0.40%, 9/25/36 (a)(b)	533	527,354
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1, 0.41%, 3/20/36 (a)	4,635	4,340,558

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	101

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Home Equity Asset Trust:
Series 2005-2, Class M2, 0.74%,
7/25/35 (a)	$4,200	$3,937,907
Series 2006-1, Class 2A4, 0.59%,
4/25/36 (a)	4,200	3,430,564
IndyMac Residential Asset Backed Trust,
Series 2007-A, Class 2A1, 0.39%, 4/25/47 (a)	2,843	2,803,668
Lehman XS Trust,
Series 2006-GP4, Class 3A1A, 0.33%, 8/25/46 (a)	364	361,173
MBNA Credit Card Master Note Trust:
Series 2004-C1, Class C1, 1.04%,
7/15/13 (a)	4,600	4,599,879
Series 2006-C3, Class C3, 0.55%,
10/15/13 (a)	800	798,011
MBNA Master Credit Card Trust,
Series 2001-C, Class C, 7.10%, 9/15/13 (b)	4,525	4,596,979
MASTR Asset Backed Securities Trust:
Series 2006-AB1, Class A2, 0.49%,
2/25/36 (a)	4,276	3,836,724
Series 2006-AM1, Class A2, 0.39%,
1/25/36 (a)	368	363,882
Series 2007-HE1, Class A1, 0.34%,
5/25/37 (a)	1,817	1,752,163
Morgan Stanley Capital, Inc.,
Series 2006, Class A3, 0.45%, 12/25/35 (a)	2,027	1,999,516
Morgan Stanley Home Equity Loan Trust,
Series 2006-1, Class A2B, 0.46%, 12/25/35 (a)	975	955,144
New Century Home Equity Loan Trust,
Series 2005-3, Class M1, 0.74%, 7/25/35 (a)	8,200	6,936,011
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.96%,
12/25/34 (a)	2,775	2,681,881
Series 2005-WCW3, Class A2C, 0.64%,
8/25/35 (a)	8,100	7,572,666
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.71%,
8/25/35 (a)	5,547	5,455,484
Series 2007-RZ1, Class A1, 0.33%,
2/25/37 (a)	22	21,514
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.53%,
7/25/35 (a)	934	924,862
Series 2005-AHL2, Class A2, 0.52%,
10/25/35 (a)	779	747,748
Series 2005-EMX3, Class M1, 0.69%,
9/25/35 (a)	1,000	936,933
Series 2006-EMX5, Class A2, 0.38%,
7/25/36 (a)	254	253,861
Series 2006-KS1, Class A3, 0.48%,
2/25/36 (a)	1,435	1,335,671
Series 2006-KS5, Class A2, 0.37%,
7/25/36 (a)	353	352,554
Series 2006-KS7, Class A2, 0.36%,
9/25/36 (a)	441	438,607
Series 2007-KS1, Class A1, 0.32%,
1/25/37 (a)	117	116,404
Series 2007-KS3, Class AI1, 0.37%,
4/25/37 (a)	2,339	2,292,483
Series 2007-KS4, Class A1, 0.36%,
5/25/37 (a)	595	585,218
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3A, 0.31%, 10/25/36 (a)	1,114	1,095,802
SLM Student Loan Trust,
Series 2009-C, Class A, 4.50%, 11/16/43 (a)(b)	6,198	6,023,528
Santander Drive Auto Receivables Trust:
Series 2010-2, Class A2, 0.95%,
8/15/13	1,300	1,301,517
Series 2010-B, Class C, 3.02%,
10/17/16 (b)	2,500	2,505,475
Saxon Asset Securities Trust,
Series 2005-4, Class A1A, 0.49%, 11/25/37 (a)	2,830	2,626,447
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A, 0.55%,
8/25/35 (a)	1,408	1,388,433
Series 2006-OP1, Class A2C, 0.56%,
10/25/35 (a)	4,018	3,609,575
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3, 0.52%,
12/25/35 (a)	7,846	7,059,528
Series 2006-EQ1, Class A2, 0.37%,
10/25/36 (a)	5,259	5,169,993
Series 2007-OPT5, Class 2A1, 1.06%,
10/25/37 (a)	156	154,737
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5, 0.61%,
2/25/35 (a)(b)	2,043	2,016,296
Series 2005-11, Class A6, 0.48%,
1/25/36 (a)	2,636	2,429,479
Series 2005-6, Class M1, 0.74%,
7/25/35 (a)	3,900	3,079,436
Structured Asset Securities Corp.,
Series 2006-OPT1, Class A4, 0.42%, 4/25/36 (a)	3,580	3,234,822
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2, 4.85%, 8/25/36	4,510	4,455,884
Wachovia Auto Loan Owner Trust,
Series 2007-1, Class D, 5.65%, 2/20/13	2,600	2,621,811
Wheels SPV LLC,
Series 2009-1, Class A, 1.81%, 3/15/18 (a)(b)	5,984	6,024,524

Total Asset-Backed Securities – 11.9%		255,259,701

Corporate Bonds
Aerospace & Defense – 0.4%
BE Aerospace, Inc.,
6.88%, 10/01/20	1,900	1,961,750
ITT Corp.,
6.13%, 5/01/19	800	901,747

See Notes to Financial Statements.

102	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense (concluded)
L-3 Communications Corp.,
Series B, 6.38%, 10/15/15	$4,843	$4,988,290

		7,851,787

Air Freight & Logistics – 0.1%
FedEx Corp.,
8.00%, 1/15/19	600	740,134
United Parcel Service, Inc.,
4.88%, 11/15/40	400	387,440

		1,127,574

Auto Components – 0.0%
Cooper US, Inc.:
2.38%, 1/15/16	350	345,233
3.88%, 12/15/20	300	293,324

		638,557

Automobiles – 0.1%
Daimler Finance North America LLC,
5.88%, 3/15/11	965	974,785
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	1,000	1,336,243

		2,311,028

Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20	6,400	6,934,963
6.38%, 1/15/40	1,400	1,603,437
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,199,990
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,060,804
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	1,000	1,023,332
PepsiCo, Inc.:
5.50%, 1/15/40	2,000	2,114,058
4.88%, 11/01/40	1,000	970,343

		15,906,927

Biotechnology – 0.4%
Amgen, Inc.,
6.40%, 2/01/39	900	1,036,461
Biogen Idec, Inc.,
6.88%, 3/01/18	3,500	3,945,763
Celgene Corp.,
3.95%, 10/15/20	4,000	3,802,940
Genentech, Inc.,
4.75%, 7/15/15	625	688,184

		9,473,348

Building Products – 0.0%
CRH America, Inc.,
6.00%, 9/30/16	800	853,646

Capital Markets – 1.1%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,850,095
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	3,600	3,955,497
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14 (c)	1,400	1,523,487
4.88%, 1/15/15	900	970,335
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,627,325
6.15%, 4/01/18	1,500	1,651,790
7.50%, 2/15/19	1,200	1,399,189
6.75%, 10/01/37	1,650	1,686,953
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18 (c)	2,350	2,571,741
Morgan Stanley:
6.00%, 4/28/15	1,400	1,516,204
6.25%, 8/28/17	1,500	1,615,749
5.63%, 9/23/19	2,000	2,039,366
Series F, 5.95%, 12/28/17	850	899,334

		24,307,065

Chemicals – 0.6%
Eastman Chemical Co.,
3.00%, 12/15/15	2,300	2,271,832
Nalco Co.,
6.63%, 1/15/19 (b)	3,500	3,578,750
PPG Industries, Inc.:
6.65%, 3/15/18	2,200	2,530,295
3.60%, 11/15/20	2,000	1,862,398
Yara International ASA,
7.88%, 6/11/19 (b)	1,900	2,264,391

		12,507,666

Commercial Banks – 2.1%
Abbey National Treasury Services Plc,
3.88%, 11/10/14 (b)	2,500	2,477,345
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,925,312
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13 (b)	2,800	2,845,363
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12	4,000	4,064,476
Credit Suisse New York,
5.30%, 8/13/19	2,400	2,535,048
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,551,618
Enterprise Products Operating LLC,
5.25%, 1/31/20 (c)	2,000	2,080,380
HSBC Bank USA NA:
4.88%, 8/24/20	1,400	1,391,695
5.88%, 11/01/34	1,700	1,684,056
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,190,401
6.50%, 9/15/37	1,400	1,466,136
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	886,850
Lloyds TSB Bank Plc,
4.38%, 1/12/15 (b)	2,500	2,499,430
Wachovia Bank NA,
6.00%, 11/15/17	5,400	5,991,111
Wells Fargo & Co.,
5.25%, 10/23/12	7,700	8,255,000

		44,844,221

Commercial Services & Supplies – 0.0%
Iron Mountain, Inc.,
8.38%, 8/15/21	580	622,050

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	103

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Communications Equipment – 0.4%
Motorola, Inc.,
8.00%, 11/01/11	$4,600	$4,844,522
Omnicom Group, Inc.,
4.45%, 8/15/20	3,800	3,718,410

		8,562,932

Computers & Peripherals – 0.1%
International Business Machines Corp.,
7.63%, 10/15/18	2,050	2,609,566

Consumer Finance – 0.8%
American Express Co.,
8.13%, 5/20/19	4,800	5,972,213
American Express Credit Co.,
2.75%, 9/15/15	2,600	2,557,583
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,820,690
Caterpillar Financial Services Corp.,
7.05%, 10/01/18	3,000	3,628,899
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	2,500	2,686,530
HSBC Finance Corp.,
6.68%, 1/15/21 (b)	750	757,711

		17,423,626

Containers & Packaging – 0.5%
Ball Corp.,
5.75%, 5/15/21	2,900	2,805,750
Crown Americas LLC and Crown Americas Capital Corp. II,
7.63%, 5/15/17	3,900	4,192,500
Sealed Air Corp.:
7.88%, 6/15/17	840	923,746
6.88%, 7/15/33 (b)	2,000	1,875,294

		9,797,290

Diversified Financial Services – 1.4%
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,639,423
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,370,240
3.70%, 9/01/15 (c)	1,000	991,365
5.65%, 5/01/18	1,500	1,532,658
5.49%, 3/15/19 (c)	1,500	1,463,183
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,537,283
6.38%, 8/12/14	1,400	1,547,290
6.13%, 11/21/17	1,000	1,095,886
8.50%, 5/22/19	1,600	1,986,296
8.13%, 7/15/39	600	763,282
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	1,922,710
4.38%, 9/16/20	4,000	3,936,628
6.75%, 3/15/32	500	566,059
6.88%, 1/10/39	1,000	1,155,660
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,046,106
JPMorgan Chase & Co.,
4.75%, 5/01/13	3,100	3,318,972
SLM Corp.,
8.00%, 3/25/20	950	963,210

		29,836,251

Diversified Telecommunication Services – 1.5%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,607,806
6.55%, 2/15/39 (c)	2,000	2,176,908
5.35%, 9/01/40 (b)	1,231	1,157,714
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,524,090
British Telecommunications Plc,
9.88%, 12/15/30	400	533,132
CenturyLink, Inc.,
6.15%, 9/15/19 (c)	100	100,303
Frontier Communications Corp.:
7.88%, 4/15/15	900	983,250
8.25%, 4/15/17	1,500	1,646,250
Qwest Corp.,
8.38%, 5/01/16	3,300	3,910,500
Telecom Italia Capital SA,
7.00%, 6/04/18	1,600	1,694,123
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,843,677
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,611,632
6.90%, 4/15/38 (c)	900	1,049,718
8.95%, 3/01/39	500	712,545
7.35%, 4/01/39	1,700	2,090,964
Virgin Media Secured Finance Plc,
6.50%, 1/15/18	2,600	2,736,500
Windstream Corp.:
8.63%, 8/01/16	2,250	2,368,125
7.88%, 11/01/17	1,350	1,419,187

		33,166,424

Electric Utilities – 1.3%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,083,155
5.88%, 2/01/33	3,500	3,611,454
Duke Energy Corp.,
5.05%, 9/15/19	2,000	2,119,196
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,232,722
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,380,861
Northern States Power Co,
5.25%, 7/15/35	2,500	2,534,203
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	3,044,943
Pacific Gas & Electric Co.,
5.63%, 11/30/17	1,500	1,688,721
PacifiCorp, 5.50%, 1/15/19	1,300	1,465,747
Progress Energy, Inc.,
4.88%, 12/01/19	3,100	3,253,310
Southern Co.,
4.15%, 5/15/14	900	947,238

		28,361,550

Electronic Equipment, Instruments & Components – 0.2%
Corning, Inc.,
4.25%, 8/15/20	600	592,522
Tyco Electronics Group SA,
6.55%, 10/01/17	2,900	3,295,603

		3,888,125

See Notes to Financial Statements.

104	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food & Staples Retailing – 0.1%
The Kroger Co.,
6.90%, 4/15/38	$400	$458,654
Wal-Mart Stores, Inc.,
4.88%, 7/08/40	1,700	1,619,568

		2,078,222

Food Products – 0.7%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,558,557
HJ Heinz Finance Co.,
7.13%, 8/01/39 (b)	1,400	1,646,285
Hershey Co. (The),
4.13%, 12/01/20	1,550	1,563,172
Kellogg Co.:
5.13%, 12/03/12	2,300	2,464,995
4.45%, 5/30/16	100	107,637
Series B, 7.45%, 4/01/31	100	125,323
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	3,874,568
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	2,400	2,531,674

		13,872,211

Health Care Equipment & Supplies – 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	1,600	1,899,453
Hospira, Inc.,
5.60%, 9/15/40	300	294,857
Zimmer Holdings, Inc.,
4.63%, 11/30/19	1,450	1,488,808

		3,683,118

Health Care Providers & Services – 1.0%
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	917,791
CIGNA Corp.,
4.38%, 12/15/20	1,900	1,854,708
Cardinal Health, Inc.,
4.63%, 12/15/20	4,300	4,290,390
DaVita, Inc.:
6.38%, 11/01/18	2,950	2,935,250
6.63%, 11/01/20	2,200	2,178,000
Express Scripts, Inc.,
6.25%, 6/15/14	2,200	2,459,516
Humana, Inc.,
6.45%, 6/01/16	2,400	2,625,360
Laboratory Corp. of America Holdings,
3.13%, 5/15/16	1,600	1,581,283
UnitedHealth Group, Inc.:
6.88%, 2/15/38	1,700	1,979,162
5.70%, 10/15/40	250	248,916

		21,070,376

Hotels, Restaurants & Leisure – 1.0%
Host Hotels & Resorts, Inc.,
6.00%, 11/01/20 (b)	5,200	5,122,000
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,179,018
5.70%, 2/01/39	1,100	1,197,882
4.88%, 7/15/40	1,600	1,557,253
Wyndham Worldwide Corp.,
6.00%, 12/01/16	3,850	4,028,775
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,110,374
6.25%, 3/15/18	2,500	2,822,732
3.88%, 11/01/20 (c)	1,500	1,432,931
6.88%, 11/15/37	2,100	2,383,313

		21,834,278

Household Durables – 0.0%
Stanley Black & Decker, Inc.,
5.20%, 9/01/40	600	563,783

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.,
5.15%, 12/01/20	3,200	3,150,394
Exelon Generation Co. LLC,
5.75%, 10/01/41	500	476,380

		3,626,774

Industrial Conglomerates – 0.2%
Tyco International Finance SA,
8.50%, 1/15/19	3,900	4,991,938

Insurance – 0.9%
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	5,250	5,717,040
American International Group,
6.40%, 12/15/20	1,200	1,259,051
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	430,534
9.25%, 4/15/19	2,300	2,901,926
Metropolitan Life Global Funding I,
2.50%, 1/11/13 (b)	2,500	2,554,600
Northwestern Mutual Life Insurance,
6.06%, 3/30/40 (b)	2,700	2,982,269
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,866,540
7.38%, 6/15/19	1,000	1,179,039

		18,890,999

Internet & Catalog Retail – 0.2%
Expedia, Inc.,
5.95%, 8/15/20	3,100	3,115,500

Internet Software & Services – 0.1%
Digital Realty Trust LP,
5.88%, 2/01/20	2,800	2,848,588

IT Services – 0.5%
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,408,908
5.60%, 11/30/39	1,600	1,743,246

		10,152,154

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	4,100	3,981,010
Life Technologies Corp.,
3.50%, 1/15/16	4,400	4,386,589
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	1,600	1,645,161

		10,012,760

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	105

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Machinery – 0.2%
Case New Holland, Inc.,
7.75%, 9/01/13	$3,191	$3,430,325

Media – 1.5%
CSC Holdings, Inc.,
7.63%, 7/15/18	4,400	4,774,000
Comcast Corp.,
5.70%, 5/15/18	7,050	7,758,708
DirecTV Holdings LLC,
5.20%, 3/15/20	2,500	2,591,707
DISH DBS Corp.,
6.38%, 10/01/11 (c)	500	515,000
DirecTV Holdings LLC / DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,322,000
5.88%, 10/01/19	1,500	1,630,265
Discovery Communications LLC,
6.35%, 6/01/40	1,000	1,080,081
NBC Universal, Inc.,
6.40%, 4/30/40 (b)	500	530,982
News America, Inc.,
5.65%, 8/15/20 (c)	1,400	1,570,117
TCM Mobile LLC,
3.55%, 1/15/15 (b)	1,600	1,633,082
Time Warner, Inc.:
7.70%, 5/01/32	500	610,346
6.20%, 3/15/40	600	637,832
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,384,006
6.88%, 4/30/36	2,700	3,097,850

		33,135,976

Metals & Mining – 0.7%
Barrick Australian Finance Pty Ltd.,
5.95%, 10/15/39	400	423,545
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	2,200	2,433,750
Rio Tinto Finance USA Ltd.,
9.00%, 5/01/19	5,300	7,118,144
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,099,982
6.88%, 11/10/39	2,100	2,320,353
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	1,006,108

		14,401,882

Multi-Utilities – 0.3%
Dominion Resources, Inc.,
6.40%, 6/15/18	4,050	4,711,993
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,479,768

		7,191,761

Oil, Gas & Consumable Fuels – 2.0%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,300	1,269,037
Apache Corp.:
5.10%, 9/01/40	700	680,146
5.25%, 2/01/42	1,900	1,888,102
BP Capital Markets Plc,
3.13%, 10/01/15	700	699,519
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	568,291
EnCana Corp.,
6.50%, 5/15/19 (c)	400	474,104
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,455,674
9.00%, 4/15/19	800	1,002,222
Enterprise Products Operating LLC:
7.50%, 2/01/11	3,600	3,615,905
5.75%, 3/01/35	1,500	1,480,596
LINN Energy LLC FIN Corp.,
8.63%, 4/15/20 (b)	3,200	3,448,000
Marathon Oil Corp.,
6.60%, 10/01/37	900	1,028,015
Petrobras International Finance Co.:
5.75%, 1/20/20	2,000	2,075,136
6.88%, 1/20/40	1,270	1,334,012
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,359,650
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	744,597
5.75%, 1/15/20	3,000	3,195,414
6.70%, 5/15/36	1,000	1,043,718
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	6,250	7,377,231
3.80%, 10/01/20	4,200	4,098,473
7.63%, 1/15/39	600	775,841
Williams Partners LP,
3.80%, 2/15/15	800	826,722

		42,440,405

Paper & Forest Products – 0.1%
International Paper Co.,
9.38%, 5/15/19	1,600	2,058,062

Pharmaceuticals – 0.3%
Abbott Laboratories,
5.30%, 5/27/40	1,400	1,438,002
AstraZeneca Plc,
6.45%, 9/15/37	1,500	1,780,810
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	500	590,953
Johnson & Johnson,
4.50%, 9/01/40	1,800	1,704,049
Pfizer, Inc., 6.20%, 3/15/19	1,500	1,757,041

		7,270,855

Professional Services – 0.0%
Dun & Bradstreet Corp.,
2.88%, 11/15/15	600	586,519

Real Estate Investment Trusts (REITs) – 0.4%
Plum Creek Timberlands LP,
4.70%, 3/15/21	600	571,027
Simon Property Group LP,
5.65%, 2/01/20	2,800	3,028,855
TransDigm, Inc.,
7.75%, 12/15/18 (b)	4,200	4,347,000

		7,946,882

Road & Rail – 0.3%
CSX Corp.:
5.75%, 3/15/13	2,600	2,834,871
5.50%, 4/15/41	800	786,044

See Notes to Financial Statements.

106	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Norfolk Southern Corp.,
5.75%, 1/15/16	$1,100	$1,236,074
Union Pacific Corp.,
6.13%, 2/15/20 (c)	1,300	1,483,493

		6,340,482

Semiconductors & Semiconductor Equipment – 0.0%
Broadcom Corp.,
2.38%, 11/01/15 (b)	300	292,034

Software – 0.1%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,686,423
5.75%, 4/15/18	550	629,170

		2,315,593

Specialty Retail – 0.5%
AutoZone, Inc.,
4.00%, 11/15/20	3,600	3,400,099
Limited Brands, Inc.,
8.50%, 6/15/19	4,000	4,570,000
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,395,459

		11,365,558

Thrifts & Mortgage Finance – 0.0%
Countrywide Home Loans, Inc.,
4.00%, 3/22/11 (c)	800	805,833

Tobacco – 0.9%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,627,872
9.25%, 8/06/19	1,100	1,435,544
9.95%, 11/10/38	1,200	1,690,958
Lorillard Tobacco Co.,
8.13%, 5/01/40	1,300	1,332,971
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,381,614
5.65%, 5/16/18	1,300	1,465,651
6.38%, 5/16/38	1,500	1,741,031
Reynolds American, Inc.,
1.00%, 6/15/11 (a)	5,060	5,066,026

		18,741,667

Wireless Telecommunication Services – 0.4%
America Movil SAB de CV,
5.00%, 3/30/20	2,800	2,910,454
American Tower Corp.:
4.50%, 1/15/18	2,100	2,081,659
5.05%, 9/01/20 (c)	2,300	2,261,898
Vodafone Group Plc,
5.63%, 2/27/17	950	1,060,530

		8,314,541

Total Corporate Bonds – 25.0%		537,468,709

Foreign Agency Obligations
Brazilian Government International Bond:
5.88%, 1/15/19	7,600	8,436,000
5.63%, 1/07/41	1,500	1,488,750
Indonesia Government International Bond,
5.88%, 3/13/20 (b)	1,800	1,975,500
Peruvian Government International Bond,
7.13%, 3/30/19 (c)	1,900	2,270,500
Republic of Turkey,
7.50%, 11/07/19	2,000	2,380,000
South Africa Government International Bond:
6.88%, 5/27/19	2,100	2,459,625
5.50%, 3/09/20	2,000	2,127,500

Total Foreign Agency Obligations – 1.0%		21,137,875

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 3.0%
Arran Residential Mortgages Funding Plc,
Series 2010-1A, Class A1C, 1.58%, 5/16/47 (a)(b)	4,090	4,086,675
Banc of America Funding Corp.,
Series 2006-G, Class 2A2, 0.34%, 7/20/36 (a)	1,007	1,004,560
Citicorp Mortgage Securities, Inc.,
Series 2006-1, Class 2A1, 5.00%, 2/25/21	1,572	1,538,500
Countrywide Alternative Loan Trust:
Series 2006-HY12, Class A1, 5.87%,
8/25/36 (a)	1,234	1,229,637
Series 2006-OA2, Class A2A, 0.41%,
5/20/46 (a)	228	222,913
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-13, Class 1A1, 5.50%, 8/25/34	1,319	1,321,562
First Horizon Asset Securities, Inc.,
Series 2006-2, Class 1A6, 6.00%, 8/25/36	941	955,630
Fosse Master Issuer Plc,
Series 2006-1A, Class A2, 0.35%, 10/18/54 (a)(b)	1,818	1,816,270
GSR Mortgage Loan Trust,
Series 2006-AR1, Class 2A2, 2.96%, 1/25/36 (a)	4,459	4,311,400
Greenpoint Mortgage Funding Trust,
Series 2006-AR4, Class A1A, 0.36%, 9/25/46 (a)	355	349,520
HSI Asset Securitization Corp. Trust,
Series 2005, Class 2A4, 0.65%, 8/25/35 (a)	1,559	1,461,115
Holmes Master Issuer Plc,
Series 2007-2A, Class 3A1, 0.37%, 7/15/21 (a)	4,802	4,768,468
JPMorgan Alternative Loan Trust,
Series 2006-A7, Class 1A2, 0.32%, 12/25/36 (a)	8,029	7,913,416
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class A1B, 0.52%, 7/25/35 (a)	1,426	1,345,324
Permanent Financing Plc,
Series 9A, Class 3A, 0.40%, 6/10/33 (a)(b)	3,550	3,540,497
Residential Accredit Loans, Inc.:
Series 2004-QS9, Class A1, 5.00%,
6/25/19	875	863,968
Series 2006-QO7, Class 3A1, 0.36%,
9/25/46 (a)	3,084	2,993,425

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	107

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR4, Class A1, 0.46%, 9/25/47 (a)	$4,248	$4,173,833
Thornburg Mortgage Securities Trust:
Series 2007-1, Class A2B, 0.35%,
3/25/37 (a)	4,283	4,178,320
Series 2007-2, Class A1, 0.39%,
6/25/37 (a)	786	757,968
Series 2007-2, Class A3A, 0.38%,
6/25/37 (a)	9,912	9,752,139
WaMu Mortgage Pass Through Certificates:
Series 2005-AR15, Class A1B1, 0.51%,
11/25/45 (a)	852	841,567
Series 2005-AR15, Class A1C2, 0.64%,
11/25/45 (a)	705	699,259
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-7, Class A3, 5.25%,
9/25/35	1,433	1,430,853
Series 2005-AR14, Class A2, 5.37%,
8/25/35 (a)	2,914	2,931,318

		64,488,137

Commercial Mortgage-Backed Securities 4.7%
Banc of America Commercial Mortgage, Inc.:
Series 2004-5, Class A2, 4.18%,
11/10/41	6	5,715
Series 2006-2, Class A4, 5.74%,
5/10/45 (a)	3,245	3,552,504
Bear Stearns Commercial Mortgage Securities,
Series 2001-TOP2, Class A2, 6.48%, 2/15/35	4,057	4,071,279
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4, 5.22%, 8/15/48	3,000	3,122,663
Citigroup Commercial Mortgage Trust,
Series 2008-C7, Class A4, 6.18%, 12/10/49 (a)	2,500	2,687,250
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%,
2/15/34	540	540,164
Series 2001-CK3, Class A4, 6.53%,
6/15/34	2,119	2,129,360
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,945	1,983,877
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5, 5.22%, 4/10/37 (a)	1,000	1,061,155
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%,
11/15/35	4,815	4,943,375
Series 2002-CIB4, Class A3, 6.16%,
5/12/34	7,345	7,634,561
Series 2004-CBX, Class A3, 4.18%,
1/12/37	1,608	1,609,825
Series 2005-CB12, Class A3A1, 4.82%,
9/12/37	6,500	6,576,906
Series 2007-CB19, Class A3, 5.74%,
2/12/49 (a)	4,300	4,487,314
Series 2007-LDPX, Class A1S, 4.93%,
1/15/49	9,606	9,746,673
LB-UBS Commercial Mortgage Trust:
Series 2001-C2, Class A2, 6.65%,
11/15/27	2,649	2,655,099
Series 2004-C4, Class A2, 4.57%,
6/15/29 (a)	4,107	4,117,821
Series 2006-C1, Class A4, 5.16%,
2/15/31	2,800	2,990,898
Series 2006-C7, Class A2, 5.30%,
11/15/38	6,600	6,735,344
Series 2006-C7, Class A3, 5.35%,
11/15/38	2,000	2,114,519
Series 2007-C6, Class A4, 5.86%,
7/15/40 (a)	5,700	5,988,819
Merrill Lynch Countrywide Commercial Mortgage Trust,
Series 2006-1, Class A2, 5.44%, 2/12/39 (a)	2,850	2,859,065
Morgan Stanley Capital I,
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	7,100	7,586,545
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A5, 5.42%,
1/15/45 (a)	5,700	6,077,712
Series 2007-C34, Class A3, 5.68%,
5/15/46	6,000	6,260,570

		101,539,013

Total Non-Agency Mortgage-Backed Securities – 7.7%		166,027,150

Preferred Securities
Capital Trusts
Insurance – 0.3%
AON Corp.,
8.21%, 1/01/27	1,700	1,827,534
Chubb Corp.:
6.00%, 5/11/37	800	866,986
6.38%, 3/29/67 (a)	2,550	2,658,375
The Travelers Cos., Inc.,
6.25%, 6/15/37	1,000	1,111,328

		6,464,223

Total Capital Trusts – 0.3%		6,464,223

	Shares
Trust Preferred – 0.2%
Diversified Financial Services – 0.2%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,664,598

Total Preferred Securities – 0.5%		10,128,821

See Notes to Financial Statements.

108	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
Chicago, Illinois Waterworks Revenue,
6.74%, 11/01/40	$150	$146,295
Massachusetts State Transportation Fund Revenue,
5.73%, 6/01/40	150	157,935
New Jersey State Turnpike Authority Revenue,
7.10%, 1/01/41	700	758,681
New York City Transitional Finance Authority Revenue,
5.57%, 11/01/38	450	435,992
Orange County Local Transportation Authority Sales Tax Revenue,
6.91%, 2/15/41	450	468,639
Port Authority of New York & New Jersey Revenue,
5.65%, 11/01/40	800	772,880
San Diego County Regional Transportation Commission Revenue,
5.91%, 4/01/39	600	589,200
San Francisco City & County Public Utilities Commission Revenue,
6.95%, 11/01/31	900	927,225
State of California:
7.55%, 4/01/39	400	414,856
7.63%, 3/01/40	1,150	1,199,921
7.60%, 11/01/40	250	260,338
State of Illinois,
2.77%, 1/01/12	5,200	5,212,896
State of Mississippi,
5.25%, 11/01/34	600	573,972
University of Missouri System Facilities Revenue,
5.79%, 11/01/39	300	310,197

Total Taxable Municipal Bonds – 0.6%		12,229,027

U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations – 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%,
5/15/29	740	18,100
Series 3003, Class BI, 5.00%,
12/15/34	575	12,952
Series 3016, Class PI, 5.50%,
5/15/29	206	3,054

		34,106

Mortgage-Backed Securities – 62.1%
Fannie Mae Mortgage Backed Securities:
2.59%, 5/01/33 (a)	4,602	4,795,001
2.60%, 8/01/33	3,258	3,402,411
2.92%, 1/01/35 (a)	1,852	1,932,578
3.34%, 4/01/40 (a)	781	807,059
3.50%, 1/01/41 (d)	130,000	124,409,375
4.00%, 8/01/25-1/01/41 (d)	212,377	211,956,394
4.50%, 10/01/24-1/01/41 (d)	254,612	261,839,416
4.76%, 1/01/36 (a)	2,204	2,312,394
5.00%, 1/01/18-1/01/41 (d)	159,484	168,113,486
5.50%, 9/01/19-1/01/41 (d)	89,112	95,910,922
6.00%, 11/01/22-1/01/41 (d)	79,505	86,654,759
6.50%, 7/01/32-10/01/36	22,209	24,897,299

Freddie Mac Mortgage Backed Securities:
2.35%, 10/01/33 (a)	1,844	1,917,470
3.36%, 2/01/40 (a)	5,218	5,406,495
3.50%, 1/01/41 (d)	4,000	4,023,750
4.00%, 4/01/40-1/01/41 (d)	27,438	27,631,822
4.50%, 8/01/20-1/01/41 (d)	51,888	53,419,104
4.54%, 4/01/38 (a)	8,215	8,653,680
5.00%, 10/01/20-1/01/41 (d)	48,657	51,153,071
5.50%, 12/01/27-1/01/41 (d)	30,704	32,829,128
6.00%, 12/01/28-1/01/41 (d)	22,276	24,253,666
6.24%, 11/01/36 (a)	2,907	3,078,455
6.50%, 5/01/21-1/01/36	4,654	5,214,343
Ginnie Mae Mortgage Backed Securities:
4.00%, 12/20/40-1/01/41 (d)	9,011	9,081,779
4.50%, 3/15/39-1/01/41 (d)	42,399	44,150,795
5.00%, 9/15/39-7/20/40	36,567	39,236,547
5.50%, 6/15/34-1/01/41 (d)	20,614	22,260,831
6.00%, 1/01/41 (d)	16,000	17,592,500

		1,336,934,530

Total U.S. Government Sponsored Agency Securities – 62.1%		1,336,968,636

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29 (e)	700	885,391
6.25%, 5/15/30	22,400	28,790,989
4.38%, 5/15/40	23,100	23,211,804
3.88%, 8/15/40 (c)	17,300	15,934,926
4.25%, 11/15/40	4,640	4,564,600
U.S. Treasury Notes:
4.00%, 2/15/14 (e)	1,350	1,470,656
3.50%, 5/15/20 (c)	40,900	41,897,142
2.63%, 8/15/20 (c)	35,200	33,371,254

Total U.S. Treasury Obligations – 7.0%		150,126,762

Total Long-Term Investments (Cost — $2,433,619,955) – 115.8%		2,489,346,681

Short-Term Securities	Shares
Money Market Funds – 24.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (f)(g)(h)	519,520,789	519,520,789
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (f)(g)(h)	12,803,177	12,803,177

		532,323,966

Total Short-Term Securities (Cost — $532,323,966) – 24.7%		532,323,966

Total Investments Before TBA Sale Commitments (Cost — $2,965,943,921*) – 140.5%		3,021,670,647

TBA Sale Commitments (d)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.50%, 1/01/41	71,000	(67,805,000)
4.00%, 8/01/25-1/01/41	238,000	(236,735,625)

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	109

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (d)	Par (000)	Value
4.50%, 10/01/24-1/01/41	$47,000	$(48,241,094)
5.00%, 1/01/18-1/01/41	34,000	(35,742,500)
6.00%, 11/01/22-1/01/41	55,000	(59,778,125)

Total TBA Sale Commitments (Proceeds – $447,887,724) – (20.8)%		(448,302,344)

Total Investments Net of TBA Sale Commitments – 119.7%		2,573,368,303
Liabilities in Excess of Other Assets – (19.7)%		(422,805,072)

Net Assets – 100.0%		$2,150,563,231

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,971,602,180

Gross unrealized appreciation	$63,629,388
Gross unrealized depreciation	(13,560,921)

Net unrealized appreciation	$50,068,467

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of security, is on loan.
(d)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$(14,369,688)	$(93,924)
Barclays Capital Inc.	$26,493,594	$506,229
Citigroup Global	$73,416,094	$(80,897)
Credit Suisse Securities LLC	$127,449,844	$(265,544)
Deutsche Bank Securites, Inc.	$(31,292,969)	$162,066
Goldman Sachs & Co.	$30,021,250	$370,350
JPMorgan Securities, Ltd.	$(4,671,250)	$(30,000)
Morgan Stanley Capital Services, Inc.	$(80,231,094)	$(14,056)
Nomura Securities	$4,417,656	$258,817
RBS Securities LLC	$143,589,063	$351,001
UBS Securities LLC	$55,965,000	$112,479
Wells Fargo Securities	$5,222,656	$6,250

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at December 31, 2010	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	337,863,503	181,657,286	519,520,789	$1,179,974
BlackRock Cash Funds: Prime, SL Agency Shares	9,006,982	3,796,195	12,803,177	$21,394

(g)	Represents the current yield as of report date.
(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
982	2-Year U.S. Treasury Notes	Chicago	March 2011	$214,965,938	$390,523
2,918	5-Year U.S. Treasury Notes	Chicago	March 2011	$343,503,313	(3,604,574)
36	30-Year U.S. Treasury Bonds	Chicago	March 2011	$4,396,500	52,880
262	Ultra Long U.S. Treasury Bonds	Chicago	March 2011	$33,298,563	(619,048)

Total					$(3,780,219)

•	Financial futures contracts sold as of December 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation
908	10-Year U.S. Treasury Notes	Chicago	March 2011	$(109,357,250)	$122,912
See Notes to Financial Statements.

110	BLACKROCK FUNDS III	DECEMBER 31, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Interest rate swaps outstanding as of December 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
1.93%(a)	3-month LIBOR	Deutsche Bank AG	October 2017	$35,600	$1,843,823
1.97%(a)	3-month LIBOR	Deutsche Bank AG	October 2017	$4,500	222,056
3.05%(b)	3-month LIBOR	BNP Paribas	December 2017	$4,700	76,329
3.32%(b)	3-month LIBOR	Deutsche Bank AG	August 2040	$14,900	2,045,371

Total					$4,187,579

(a)	Pays fixed interest rate and receives floating rate.
(b)	Pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues – buy protection outstanding as of December 31, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	December 2013	$4,000	$181,228

•	Credit default swaps on traded indexes – sold protection outstanding as of December 31, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America Investment Grade	1.00%	UBS AG	December 2015	$103,000	$141,512

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair value of the Master Portfolio’s investments and derivatives:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	–	$255,259,701	–	$255,259,701
Corporate Bonds	–	537,468,709	–	537,468,709
Foreign Agency Obligations	–	21,137,875	–	21,137,875
Non-Agency Mortgage- Backed Securities	–	166,027,150	–	166,027,150
Preferred Securities	–	10,128,821	–	10,128,821
Taxable Municipal Bonds	–	12,229,027	–	12,229,027
U.S. Government Sponsored Agency Securities	–	1,336,968,636	–	1,336,968,636
U.S. Treasury Obligations	–	150,126,762	–	150,126,762
Short-Term Securities:
Money Market Funds	$532,323,966	–	–	532,323,966
Liabilities
Investments in Securities:
TBA Sale Commitments	–	(448,302,344)	–	(448,302,344)

Total	$532,323,966	$2,041,044,337	–	$2,573,368,303

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	111

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Credit contracts	–	$322,740	–	$322,740
Interest rate contracts	$122,912	4,187,579	–	4,310,491
Liabilities
Interest rate contracts	(3,780,219)	–	–	(3,780,219)

Total	$(3,657,307)	$4,510,319	–	$853,012

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Collateralized Mortgage Obligations	Mortgage- Backed Securities	Total
Assets
Balance, as of December 31, 2009	$8,831,446	$2,595,153	$21,641,644	$33,068,243
Accrued discounts/premiums	–	–	–	–
Net realized gain (loss)	185,292	28,240	(42,441)	171,091
Net change in unrealized appreciation/depreciation	11,267	(9,076)	114,018	116,209
Purchases	3,637,145	–	–	3,637,145
Sales	(11,249,414)	(1,075,817)	(18,449,886)	(30,775,117)
Transfers in2	–	–	–	–
Transfers out[2]	(1,415,736)	(1,538,500)	(3,263,335)	(6,217,571)

Balance, as of December 31, 2010	–	–	–	–

[2]	The Master Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

112	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Assets and Liabilities	Master Investment Portfolio

December 31, 2010	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Assets
Investments at value – affiliated[1,2]	$460,948,981	$981,644,020	$910,845,891	$778,179,153	$66,784,071
Investments at value – Active Stock Master Portfolio	272,611,476	724,236,224	767,320,441	687,896,852	61,094,483
Investments at value – CoreAlpha Bond Master Portfolio	711,674,200	819,101,109	439,888,230	177,729,200	2,094,794
Investments sold receivable	42,582,745	79,025,147	61,662,640	55,294,121	3,727,436
Dividends receivable	309,172	347,269	196,339	85,891	4,161
Securities lending income receivable	18,948	52,795	40,457	33,605	3,577
Interest receivable	22	38	32	25	3

Total assets	1,488,145,544	2,604,406,602	2,179,954,030	1,699,218,847	133,708,525

Liabilities
Collateral on securities loaned at value	84,341,176	205,539,162	174,456,145	158,898,278	12,341,035
Investments purchased payable	–	6,223,625	–	–	155,807
Withdrawals payable to investors	23,609,778	48,593,720	33,342,596	21,051,119	1,805,424
Investment advisory fees payable	40,326	74,359	65,626	52,215	2,793
Professional fees payable	12,791	12,791	12,791	12,791	12,791
Trustees’ fees payable	738	2,028	1,806	1,139	129

Total liabilities	108,004,809	260,445,685	207,878,964	180,015,542	14,317,979

Net Assets	$1,380,140,735	$2,343,960,917	$1,972,075,066	$1,519,203,305	$119,390,546

Net Assets Consist of
Investors’ capital	$1,256,974,680	$2,099,981,510	$1,747,702,629	$1,337,503,957	$104,429,161
Net unrealized appreciation/depreciation	123,166,055	243,979,407	224,372,437	181,699,348	14,961,385

Net Assets	$1,380,140,735	$2,343,960,917	$1,972,075,066	$1,519,203,305	$119,390,546

[1] Investments at cost – affiliated	$389,500,639	$837,702,358	$780,671,649	$675,329,568	$57,732,093

[2] Securities loaned at value	$82,330,622	$201,147,822	$169,890,678	$154,967,640	$12,012,164

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	113

Statements of Assets and Liabilities (concluded)	Master Investment Portfolio

December 31, 2010	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Assets
Investments at value – unaffiliated[1,2]	$2,410,740,910	$2,489,346,681
Investments at value – affiliated[3]	293,618,616	532,323,966
TBA sales commitments receivable	–	447,887,724
Investments sold receivable	65,444,086	156,248,137
Dividends receivable	1,939,579	–
Credit default swaps at fair value[4]	–	5,155,175
Securities lending income receivable	203,664	121,825
Interest receivable	368	12,062,649
Margin variation receivable	–	1,221,274
Due from broker – swaps collateral	–	1,030,000
Collateral for open futures contracts	–	2,014,000

Total assets	2,771,947,223	3,647,411,431

Liabilities
Collateral on securities loaned at value	248,089,980	92,408,320
Investments purchased payable	9,790,131	948,302,062
TBA sale commitments (proceeds – $- and $447,887,724, respectively)	–	448,302,344
Margin variation payable	61,624	–
Due to broker – swaps collateral	–	7,196,676
Investment advisory fees payable	357,714	441,833
Administration fees payable	200,553	154,043
Professional fees payable	20,640	27,805
Trustees’ fees payable	2,465	15,117

Total liabilities	258,523,107	1,496,848,200

Net Assets	$2,513,424,116	$2,150,563,231

Net Assets Consist of
Investors’ capital	$2,239,291,725	$2,093,965,808
Net unrealized appreciation/depreciation	274,132,391	56,597,423

Net Assets	$2,513,424,116	$2,150,563,231

[1] Investments at cost – unaffiliated	$2,137,472,148	$2,433,619,955

[2] Securities loaned at value	$241,807,771	$90,177,239

[3] Investments at cost – affiliated	$293,618,616	$532,323,966

[4] Includes premiums paid in the amount of $644,856 for the CoreAlpha Bond Master Portfolio.

See Notes to Financial Statements.

114	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Operations	Master Investment Portfolio

Year Ended December 31, 2010	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Investment Income
Dividends – affiliated	$8,239,820	$17,977,643	$17,578,403	$15,286,268	$1,144,952
Securities lending – affiliated	302,096	661,474	667,815	605,002	32,828
Income – affiliated	6,428	11,971	10,797	8,279	1,315
Net investment income allocated from the Active Stock Master and CoreAlpha
Bond Master:
Dividends	4,214,300	10,793,464	11,200,341	10,114,546	689,418
Interest	24,024,754	25,900,387	13,446,727	5,480,100	56,415
Expenses	(3,062,537)[1]	(4,319,452)[1]	(3,150,688)[1]	(2,187,195)[1]	(115,610)[1]

Total income	33,724,861	51,025,487	39,753,395	29,307,000	1,809,318

Expenses
Investment advisory	4,491,543	7,223,037	5,892,043	4,537,180	271,881
Professional	16,415	18,978	17,965	16,995	13,836
Independent Trustees	38,112	58,406	48,490	38,377	7,232

Total expenses	4,546,070	7,300,421	5,958,498	4,592,552	292,949
Less fees waived by advisor	(4,210,408)	(6,831,268)	(5,617,067)	(4,360,963)	(278,698)

Total expenses after fees waived	335,662	469,153	341,431	231,589	14,251

Net investment income	33,389,199	50,556,334	39,411,964	29,075,411	1,795,067

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments – unaffiliated	36,228	62,661	25,700	38,851	–
Investments – affiliated	2,383,495	(7,714,273)	(5,958,157)	(7,217,311)	745,242
Allocations from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	36,485,361	58,949,629	50,320,311	41,943,224	1,276,706

	38,905,084	51,298,017	44,387,854	34,764,764	2,021,948

Net change in unrealized appreciation/depreciation on:
Investments – affiliated	40,652,398	102,314,342	96,516,146	85,355,355	5,668,214
Allocated from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	9,559,056	27,469,273	28,899,070	22,673,265	4,178,555

	50,211,454	129,783,615	125,415,216	108,028,620	9,846,769

Total realized and unrealized gain	89,116,538	181,081,632	169,803,070	142,793,384	11,868,717

Net Increase in Net Assets Resulting from Operations	$122,505,737	$231,637,966	$209,215,034	$171,868,795	$13,663,784

[1] Net of fees waived	$197,341	$455,084	$453,017	$398,562	$27,592

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	115

Statements of Operations (concluded)	Master Investment Portfolio

Year Ended December 31, 2010	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Investment Income
Dividends	$37,050,530	$–
Securities lending – affiliated	1,251,974	154,411
Income – affiliated	110,063	1,046,957
Interest	6,155	66,340,026
Foreign taxes withheld	(36,357)	–

Total income	38,382,365	67,541,394

Expenses
Investment advisory	5,357,466	4,770,173
Administration	2,142,986	1,908,069
Professional	27,163	33,755
Independent Trustees	60,421	67,301

Total expenses excluding interest expense	7,588,036	6,779,298
Interest expense	–	279

Total expenses	7,588,036	6,779,577
Less fees waived by advisor	(1,430,634)	(101,057)

Total expenses after fees waived	6,157,402	6,678,520

Net investment income	32,224,963	60,862,874

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	144,755,801	18,944,474
Financial futures contracts	5,998,496	20,944,942
Swaps	–	(1,666,688)

	150,754,297	38,222,728

Net change in unrealized appreciation/depreciation on:
Investments	75,790,821	11,491,700
Financial futures contracts	630,541	158,470
Swaps	–	4,751,828

	76,421,362	16,401,998

Total realized and unrealized gain	227,175,659	54,624,726

Net Increase in Net Assets Resulting from Operations	$259,400,622	$115,487,600

See Notes to Financial Statements.

116	BLACKROCK FUNDS III	DECEMBER 31, 2010

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$33,389,199	$13,421,748	$50,556,334	$44,752,714
Net realized gain (loss)	38,905,084	(10,743,532)	51,298,017	(119,564,329)
Net change in unrealized appreciation/depreciation	50,211,454	104,466,686	129,783,615	385,023,597

Net increase in net assets resulting from operations	122,505,737	107,144,902	231,637,966	310,211,982

Capital Transactions
Proceeds from contributions	188,899,681	155,214,316	403,212,898	450,201,397
Proceeds from contributions in connection with the acquisition	–	746,169,381	–	–
Fair value of withdrawals	(96,571,523)	(96,825,377)	(70,562,768)	(226,411,370)

Net increase in net assets derived from capital transactions	92,328,158	804,558,320	332,650,130	223,790,027

Net Assets
Total increase in net assets	214,833,895	911,703,222	564,288,096	534,002,009
Beginning of year	1,165,306,840	253,603,618	1,779,672,821	1,245,670,812

End of year	$1,380,140,735	$1,165,306,840	$2,343,960,917	$1,779,672,821

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$39,411,964	$33,402,964	$29,075,411	$24,752,335
Net realized gain (loss)	44,387,854	(121,326,632)	34,764,764	(102,916,876)
Net change in unrealized appreciation/depreciation	125,415,216	369,368,469	108,028,620	320,052,420

Net increase in net assets resulting from operations	209,215,034	281,444,801	171,868,795	241,887,879

Capital Transactions
Proceeds from contributions	376,110,374	367,341,745	260,954,409	303,439,581
Fair value of withdrawals	(46,506,661)	(167,711,261)	(47,294,585)	(132,192,111)

Net increase in net assets derived from capital transactions	329,603,713	199,630,484	213,659,824	171,247,470

Net Assets
Total increase in net assets	538,818,747	481,075,285	385,528,619	413,135,349
Beginning of year	1,433,256,319	952,181,034	1,133,674,686	720,539,337

End of year	$1,972,075,066	$1,433,256,319	$1,519,203,305	$1,133,674,686

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	117

Statements of Changes in Net Assets (concluded)	Master Investment Portfolio

			LifePath 2050 Master Portfolio
			Year Ended December 31,
Increase (Decrease) in Net Assets:			2010	2009
Operations
Net investment income			$1,795,067	$564,575
Net realized gain (loss)			2,021,948	(154,589)
Net change in unrealized appreciation/depreciation			9,846,769	6,477,740

Net increase in net assets resulting from operations			13,663,784	6,887,726

Capital Transactions
Proceeds from contributions			70,700,398	29,450,394
Fair value of withdrawals			(5,138,081)	(3,068,975)

Net increase in net assets derived from capital transactions			65,562,317	26,381,419

Net Assets
Total increase in net assets			79,226,101	33,269,145
Beginning of year			40,164,445	6,895,300

End of year			$119,390,546	$40,164,445

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	Year Ended December 31,		Year Ended December 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$32,224,963	$29,029,926	$60,862,874	$56,984,530
Net realized gain (loss)	150,754,297	(262,530,568)	38,222,728	32,127,681
Net change in unrealized appreciation/depreciation	76,421,362	594,321,112	16,401,998	55,139,780

Net increase in net assets resulting from operations	259,400,622	360,820,470	115,487,600	144,251,991

Capital Transactions
Proceeds from contributions	542,158,731	545,050,021	668,474,923	1,003,192,608
Fair value of withdrawals	(126,588,351)	(318,404,191)	(267,359,402)	(629,387,020)

Net increase in net assets derived from capital transactions	415,570,380	226,645,830	401,115,521	373,805,588

Net Assets
Total increase in net assets	674,971,002	587,466,300	516,603,121	518,057,579
Beginning of year	1,838,453,114	1,250,986,814	1,633,960,110	1,115,902,531

End of year	$2,513,424,116	$1,838,453,114	$2,150,563,231	$1,633,960,110

See Notes to Financial Statements.

118	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights	Master Investment Portfolio

	LifePath Retirement Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	9.83%	18.75%	(14.54)%	5.00%	9.30%

Ratios to Average Net Assets
Total expenses[1]	0.61%	0.59%	0.61%	0.61%	0.61%

Total expenses after fees waived[1]	0.26%	0.26%	0.27%	0.27%	0.28%

Net investment income[2]	2.60%	3.61%	3.81%	3.87%	3.80%

Supplemental Data
Net assets, end of year (000)	$1,380,141	$1,165,307	$253,604	$331,733	$260,279

Portfolio turnover	4%	6%[3]	11%	6%	10%

	LifePath 2020 Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	11.40%	23.21%	(24.92)%	3.84%	13.51%

Ratios to Average Net Assets
Total expenses[1]	0.59%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived[1]	0.23%	0.23%	0.23%	0.25%	0.25%

Net investment income[2]	2.45%	3.15%	3.18%	3.01%	2.91%

Supplemental Data
Net assets, end of year (000)	$2,343,961	$1,779,673	$1,245,671	$1,827,888	$1,391,153

Portfolio turnover	4%	6%	13%	7%	16%

[1]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[2]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.
[3]	Excludes in-kind contribution of portfolio securities received in a tax-free reorganization on November 20, 2009.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	119

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2030 Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	12.36%	26.27%	(30.53)%	3.14%	15.62%

Ratios to Average Net Assets
Total expenses[1]	0.57%	0.56%	0.55%	0.57%	0.57%

Total expenses after fees waived[1]	0.21%	0.20%	0.21%	0.23%	0.24%

Net investment income[2]	2.34%	2.97%	2.82%	2.57%	2.49%

Supplemental Data
Net assets, end of year (000)	$1,972,075	$1,433,256	$952,181	$1,393,178	$988,640

Portfolio turnover	3%	7%	13%	7%	22%

	LifePath 2040 Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	13.21%	28.58%	(34.90)%	2.53%	17.47%

Ratios to Average Net Assets
Total expenses[1]	0.55%	0.55%	0.53%	0.56%	0.56%

Total expenses after fees waived[1]	0.19%	0.18%	0.19%	0.22%	0.23%

Net investment income[2]	2.24%	2.82%	2.52%	2.20%	2.17%

Supplemental Data
Net assets, end of year (000)	$1,519,203	$1,133,675	$720,539	$1,022,941	$708,267

Portfolio turnover	4%	6%	14%	8%	29%

[1]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[2]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

120	BLACKROCK FUNDS III	DECEMBER 31, 2010

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2050 Master Portfolio
	Year Ended December 31,		Period June 30, 2008[1] to December 31, 2008
	2010	2009
Total Investment Return
Total investment return	13.93%	30.85%	(31.93)%[2]

Ratios to Average Net Assets
Total expenses[3]	0.56%	0.59%	1.11%[4]

Total expenses after fees waived[3]	0.17%	0.16%	0.17%[4]

Net investment income[5]	2.31%	2.84%	3.05%[4]

Supplemental Data
Net assets, end of period (000)	$119,391	$40,164	$6,895

Portfolio turnover	5%	12%	0%[6]

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.
[6]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	DECEMBER 31, 2010	121

Financial Highlights (concluded)	Master Investment Portfolio

	Active Stock Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	11.04%	24.86%	(36.65)%	0.58%	15.65%

Ratios to Average Net Assets
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.29%	0.30%	0.32%	0.34%	0.35%

Net investment income	1.50%	1.99%	1.96%	1.70%	1.64%

Supplemental Data
Net assets, end of year (000)	$2,513,424	$1,838,453	$1,250,987	$2,085,214	$1,561,940

Portfolio turnover	120%	149%	98%	80%	65%

	CoreAlpha Bond Master Portfolio
	Year Ended December 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	6.56%	11.67%	3.62%	5.10%	4.36%

Ratios to Average Net Assets
Total expenses	0.36%	0.35%	0.36%	0.36%	0.36%

Total expenses after fees waived	0.35%	0.35%	0.36%	0.35%	0.35%

Net investment income	3.19%	4.33%	4.47%	5.18%	5.11%

Supplemental Data
Net assets, end of year (000)	$2,150,563	$1,633,960	$1,115,903	$1,479,888	$1,082,468

Portfolio turnover[1]	621%[2]	278%[3]	351%	466%	301%

[1]	Portfolio turnover rates include TBA transactions, if any.
[2]	Excluding TBA transactions, the portfolio turnover rate would have been 170%.
[3]	Excluding TBA transactions, the portfolio turnover rate would have been 199%.

See Notes to Financial Statements.

122	BLACKROCK FUNDS III	DECEMBER 31, 2010

Notes to Financial Statements	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to seven series of MIP: LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of December 31, 2010, the interests of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio held by each LifePath Master Portfolio were as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement Master Portfolio	10.85%	33.09%
LifePath 2020 Master Portfolio	28.81%	38.09%
LifePath 2030 Master Portfolio	30.53%	20.45%
LifePath 2040 Master Portfolio	27.38%	8.27%
LifePath 2050 Master Portfolio	2.43%	0.10%

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Master Portfolios value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Investments in open-end registered investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BFA seeks to determine the price that each Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems

BLACKROCK FUNDS III	DECEMBER 31, 2010	123

Notes to Financial Statements (continued)	Master Investment Portfolio

relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The CoreAlpha Bond Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The CoreAlpha Bond Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The CoreAlpha Bond Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-back securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: The CoreAlpha Bond Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

TBA Commitments: The CoreAlpha Bond Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either delivers collateral

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Notes to Financial Statements (continued)	Master Investment Portfolio

or segregates assets in connection with certain investments (e.g., TBA, sale commitments, financial futures contracts and swaps), each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Securities Lending: The Master Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

Each Master Portfolio engages in various portfolio investment strategies using derivatives contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk and interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Each Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

A Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Master Portfolio and each of its respective counterparties. The ISDA Master Agreement allows each Master Portfolio to offset with each separate counterparty certain derivative financial

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Notes to Financial Statements (continued)	Master Investment Portfolio

instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to a Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, each Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolios fail to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Master Portfolios purchase or sell financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between a Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, a Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Swaps: The CoreAlpha Bond Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps – The CoreAlpha Bond Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

•	Interest rate swaps – The CoreAlpha Bond Master Portfolio enters into interest rate swaps to gain or reduce exposure to or manage duration,

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Notes to Financial Statements (continued)	Master Investment Portfolio

the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of December 31, 2010
Asset Derivatives
	Statements of Assets and Liabilities Location	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	–	$(3,780,219)
Credit contracts	Credit default swaps at fair value	–	5,155,175
Equity contracts	Net unrealized appreciation/depreciation*	$863,629	–

Total		$863,629	$1,374,956

Liability Derivatives

	Statements of Assets and Liabilities Location		CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*		$122,912

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations Year Ended December 31, 2010
Net Realized Gain (Loss) from
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	–	$20,944,942
Credit contracts:
Swaps	–	(1,666,688)
Equity contracts:
Financial futures contracts	$5,998,496	–

Total	$5,998,496	$19,278,254

Net Change in Unrealized Appreciation/Depreciation on
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	–	$158,470
Credit contracts:
Swaps	–	4,751,828
Equity contracts:
Financial futures contracts	$630,541	–

Total	$630,541	$4,910,298

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Notes to Financial Statements (continued)	Master Investment Portfolio

For the year ended December 31, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Financial futures contracts:
Average number of contracts purchased	872	3,808
Average number of contracts sold	–	1,086
Average notional value of contracts purchased	$49,480,470	$482,428,130
Average notional value of contracts sold	–	$190,884,350
Credit default swaps:
Average number of contracts – buy protection	–	1
Average number of contracts – sell protection	–	1
Average notional value – buy protection	–	$4,000,000
Average notional value – sell protection	–	$44,500,000
Interest rate Swaps:
Average number of contracts – pays fixed rate	–	3
Average number of contracts – receives fixed rate	–	1
Average notional value – pays fixed rate	–	$55,000,000
Average notional value – receives fixed rate	–	$4,700,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays BFA an annual investment advisory fee of 0.35% of the average daily net assets of each of the LifePath Master Portfolios and 0.25% of the average daily net assets of each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios.

BFA contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. (“BTC”), from each investment company in which the Master Portfolios invest. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2012. The amounts of the waivers, if any, are shown as fees waived in the Statements of Operations.

MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators.

BTC has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses.

BTC is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BTC is entitled to receive a monthly fee for administration services from the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio at an annual rate of 0.10% of their respective average daily net assets. BFA has agreed to bear all costs of each of these Master Portfolios, excluding brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expense, litigation expenses, taxes or other extraordinary expenses which are borne by each of these Master Portfolios.

BTC voluntarily waived a portion of its administration fees paid by the Active Stock Master Portfolio in an amount sufficient to maintain the advisory fees payable by each of the LifePath Master Portfolios at an annual rate of 0.35% of the average daily net assets. This arrangement is voluntary and may be terminated by BTC at any time. During

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Notes to Financial Statements (concluded)	Master Investment Portfolio

the period from October 6, 2010 through October 27, 2010, BFA voluntarily waived a portion of its investment advisory fees paid by the Active Stock Master Portfolio. With respect to the independent expenses discussed above, BTC has contractually agreed to provide and offsetting credit against the administration fees paid by the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts of the waiver and offsetting credits are shown as fees waived in the Statements of Operations.

The Master Portfolios received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or its registered money market funds advised by BTC or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BTC is disclosed in the Schedules of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statements of Operations. BTC has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the year ended December 31, 2010, were as follows:

	Purchases	Sales
LifePath Retirement Master Portfolio	$49,721,421	$50,240,511
LifePath 2020 Master Portfolio	$127,474,989	$79,813,703
LifePath 2030 Master Portfolio	$118,963,518	$55,335,259
LifePath 2040 Master Portfolio	$90,117,268	$56,933,870
LifePath 2050 Master Portfolio	$31,773,917	$4,138,447
Active Stock Master Portfolio	$2,911,620,563	$2,491,465,044
CoreAlpha Bond Master Portfolio	$8,569,296,925	$8,485,848,000

Purchases and sales of US government securities for the CoreAlpha Bond Master Portfolio for the year ended December 31, 2010 were $2,848,244,542 and $2,540,846,601, respectively.

5. Concentration, Market and Credit Risk:

CoreAlpha Bond Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments.

The Master Portfolios manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm	Master Investment Portfolio

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2011

130	BLACKROCK FUNDS III	DECEMBER 31, 2010

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust/ MIP	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2009	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2009	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden	36 RICs consisting of 95 Portfolios	None

131

and cultural center) from 1990 to 2006.

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2009	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2009	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

132

Hospital since 2005.

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); WQED Multi-Media (public broadcast not-for- profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2009	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation)	36 RICs consisting of 95 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

133

from 1998 to 2008.

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and committee member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter- Tel from 2006 to 2007.	36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2009	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director,	36 RICs consisting of 95 Portfolios	None

134

Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, the Trustees were elected to the Trust’s/MIP’s Board. As a result, although the chart shows the Trustees as joining the Trust’s/MIP’s Board in 2009, each Independent Trustee first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2009	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005.	169 RICs consisting of 290 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	169 RICs consisting of 290 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Trust/MIP based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust/MIP based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

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Name, Address and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
Trust/MIP Officers[4]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co- head of BlackRock's Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock's U.S. Retail Group since 2009, and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Co- head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and head of the Global Client Group for BlackRock's Global Cash Management Business since 2007; Head of BlackRock's Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co- head of BlackRock's Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2009	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

136

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2009	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2009	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

[4]	Officers of the Trust/MIP serve at the pleasure of the Board.

[5]	Ira P Shapiro served as Vice President and Chief Legal Officer of the Trust/MIP from 2007 to 2009.

Effective September 24, 2010, John M. Perlowski became President and Chief Executive Officer of MIP.

Effective November 16, 2010, Ira Shapiro became Secretary of MIP.

Further information about the Trust/MIP Officers and Trustees is available in the Trust/MIP Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

137

Investment Advisor	Administrator	Custodian	Transfer Agent	Accounting Agent	Distributor
BlackRock Fund Advisors San Francisco, CA 94105	BlackRock Institutional Trust Company, N.A. San Francisco CA 94105	State Street Bank and Trust Company Boston, MA 02101	BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	State Street Bank and Trust Company Boston, MA 02101	BlackRock Investments, LLC New York, NY 10022

			Legal Counsel Sidley Austin LLP New York, NY 10019	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP New York, NY 10017	Address of the Funds 400 Howard Street San Francisco, CA 94105

138

Additional Information

General Information

Availability of Quarterly Portfolio Schedule

Each Portfolio/Master Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s/Master Portfolio's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Portfolio’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Portfolio/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Portfolio/Master Portfolio voted proxies relating to securities held in the Portfolio’s/Master Portfolio’s portfolios during the most recent 12-month period ended December 31 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

139

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

140

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the LifePath Portfolios unless accompanied or preceded by that LifePath Portfolio’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#LIFEPATH5-12/10

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Funds III	$142,506	$120,582	$0	$0	$92,928	$70,230	$0	$0
Master Investment Portfolio	$227,270	$201,690	$0	$0	$203,177	$163,820	$0	$0

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Funds III	$2,849,859	$4,293,895
Master Investment Portfolio	$2,960,108	$4,387,485

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. Regulation S-X Rule 2-01(c)(7)(ii) – $0, 0%

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds III and Master Investment Portfolio

Date: April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: April 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds III and Master Investment Portfolio

Date: April 26, 2011